UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-01944
Principal Variable Contracts Fund, Inc.

(Exact name of registrant as specified in charter)
711 High Street, Des Moines, IA 50392-2080

(Address of principal executive offices)
Princor Financial Services Corporation, Des Moines, IA 50392-2080

(Name and address of agent for service)
Registrant’s telephone number, including area code: 515-247-6783
Date of fiscal year end: December 31, 2008
Date of reporting period: March 31, 2008

ITEM 1 — SCHEDULE OF INVESTMENTS
Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (52.15%)
Advertising Agencies (0.07%)
Interpublic Group of Cos Inc (a)	1,714	$14
Omnicom Group Inc	1,150	51

		65

Advertising Services (0.01%)
JC Decaux SA	72	2
Publicis Groupe	166	6

		8

Aerospace & Defense (0.68%)
BAE Systems PLC	13,142	127
Boeing Co	2,300	171
General Dynamics Corp	1,200	100
Lockheed Martin Corp	1,000	99
Northrop Grumman Corp	900	70
Raytheon Co	1,200	77

		644

Aerospace & Defense Equipment (0.25%)
United Technologies Corp	3,500	241
Agricultural Chemicals (0.29%)
Monsanto Co	1,900	212
Syngenta AG	148	43
Yara International ASA	303	18

		273

Agricultural Operations (0.09%)
Archer-Daniels-Midland Co	2,100	86
Airlines (0.04%)
Southwest Airlines Co	3,200	40
Apparel Manufacturers (0.03%)
VF Corp	400	31
Appliances (0.03%)
Whirlpool Corp	300	26
Applications Software (0.91%)
Citrix Systems Inc (a)	800	24
Infosys Technologies Ltd ADR	1,100	39
Intuit Inc (a)	1,600	43
Microsoft Corp	26,700	758

		864

Athletic Footwear (0.08%)
Nike Inc	1,100	75
Auto — Car & Light Trucks (0.21%)
Daimler AG	814	70
Peugeot SA	118	9
Renault SA	153	17
Tata Motors Ltd ADR	800	13

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Auto — Car & Light Trucks (continued)
Volkswagen AG	325	$94

		203

Auto — Medium & Heavy Duty Trucks (0.08%)
Paccar Inc	1,600	72
Beverages — Non-Alcoholic (0.84%)
Coca-Cola Co/The	6,500	396
Coca-Cola Enterprises Inc	1,400	34
PepsiCo Inc	5,000	361

		791

Beverages — Wine & Spirits (0.16%)
Diageo PLC	7,286	147
Brewery (0.13%)
Anheuser-Busch Cos Inc	2,500	119
Broadcasting Services & Programming (0.05%)
Clear Channel Communications Inc	1,651	48
Building — Heavy Construction (0.11%)
Vinci SA	1,450	105
Building — Residential & Commercial (0.04%)
Centex Corp	500	12
KB Home	400	10
Pulte Homes Inc	900	13

		35

Building & Construction — Miscellaneous (0.04%)
Bouygues SA	568	36
Building & Construction Products — Miscellaneous (0.15%)
Cie de Saint-Gobain	1,788	146
Building Products — Cement & Aggregate (0.20%)
Ambuja Cements Ltd	4,240	13
CRH plc	1,483	56
Holcim Ltd	603	63
Lafarge SA	331	58

		190

Cable TV (0.18%)
Comcast Corp	8,178	158
Sogecable SA (a)	57	3
ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	680	8

		169

Casino Services (0.07%)
International Game Technology	1,706	69

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (0.36%)
Mobile Telesystems OJSC ADR	2,000	$152
Vimpel-Communications ADR	4,900	146
Vodafone Group PLC	13,532	41

		339

Chemicals — Diversified (0.78%)
Akzo Nobel NV	548	44
BASF SE	997	135
Bayer AG	1,224	98
Dow Chemical Co/The	3,400	125
EI Du Pont de Nemours & Co	3,400	159
Johnson Matthey PLC	610	24
K+S AG	93	31
PPG Industries Inc	900	55
Rohm & Haas Co	500	27
Solvay SA	299	38

		736

Chemicals — Specialty (0.09%)
Eastman Chemical Co	400	25
Ecolab Inc	800	35
Sigma-Aldrich Corp	500	30

		90

Coatings & Paint (0.02%)
Sherwin-Williams Co/The	400	20
Commercial Banks (0.75%)
Axis Bank Ltd	237	4
Bank Pekao SA	2,063	183
BB&T Corp	700	22
Deutsche Bank AG	383	44
HDFC Bank Ltd ADR	300	29
ICICI Bank Ltd ADR	200	8
Komercni Banka AS	667	159
Marshall & Ilsley Corp	200	5
Powszechna Kasa Oszczednosci Bank Polaki SA	10,890	220
Regions Financial Corp	641	13
State Bank of India Ltd	207	18
Torinto Dominion Bank (a)	83	5

		710

Commercial Services — Finance (0.30%)
Automatic Data Processing Inc	2,000	85
Equifax Inc	400	14
H&R Block Inc	1,800	37
Moody’s Corp	1,000	35
Paychex Inc	1,300	44
Total System Services Inc	145	3
Western Union Co/The	2,847	61

		279

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (0.03%)
Autodesk Inc (a)	1,000	$31
Computer Services (0.10%)
Affiliated Computer Services Inc (a)	500	25
Computer Sciences Corp (a)	800	33
Electronic Data Systems Corp	2,200	36

		94

Computers (1.43%)
Apple Inc (a)	1,900	273
Dell Inc (a)	6,500	129
Hewlett-Packard Co	8,000	365
International Business Machines Corp	4,600	530
Sun Microsystems Inc (a)	3,300	51

		1,348

Computers — Memory Devices (0.13%)
EMC Corp/Massachusetts (a)	7,000	100
NetApp Inc (a)	1,200	24

		124

Computers — Peripheral Equipment (0.02%)
Lexmark International Inc (a)	500	15
Logitech International SA (a)	231	6

		21

Consumer Products — Miscellaneous (0.17%)
Clorox Co	700	39
Fortune Brands Inc	400	28
Kimberly-Clark Corp	1,500	97

		164

Cosmetics & Toiletries (0.90%)
Avon Products Inc	1,500	59
Colgate-Palmolive Co	1,450	113
L’Oreal SA	306	39
Procter & Gamble Co	9,115	639

		850

Cruise Lines (0.10%)
Carnival Corp	2,283	92
Data Processing & Management (0.04%)
Fiserv Inc (a)	700	34
Disposable Medical Products (0.07%)
CR Bard Inc	700	67
Distribution & Wholesale (0.08%)
Genuine Parts Co	900	36
Wolseley PLC	3,676	39

		75

Diversified Manufacturing Operations (2.28%)
3M Co	2,100	166

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Danaher Corp	800	$61
Eaton Corp	1,000	80
General Electric Co	29,200	1,081
Honeywell International Inc	2,700	152
Illinois Tool Works Inc	1,700	82
ITT Corp	900	47
Leggett & Platt Inc	700	11
Parker Hannifin Corp	900	62
Siemens AG	2,572	281
Textron Inc	1,000	55
Tyco International Ltd	1,700	75

		2,153

Diversified Minerals (0.44%)
Anglo American PLC	2,824	170
BHP Billiton Plc	5,081	151
Xstrata PLC	1,333	93

		414

Diversified Operations (0.08%)
LVMH Moet Hennessy Louis Vuitton SA	648	72
Drug Delivery Systems (0.03%)
Hospira Inc (a)	580	25
E-Commerce — Products (0.07%)
Amazon.com Inc (a)	900	64
E-Commerce — Services (0.11%)
eBay Inc (a)	3,656	109
Electric — Generation (0.27%)
AES Corp/The (a)	2,100	35
CEZ AS	2,866	219

		254

Electric — Integrated (1.86%)
Allegheny Energy Inc	600	30
Ameren Corp	800	35
American Electric Power Co Inc	1,300	54
Consolidated Edison Inc	900	36
Constellation Energy Group Inc	500	44
Dominion Resources Inc/VA	1,700	69
DTE Energy Co	700	27
Duke Energy Corp	3,600	64
E.ON AG	2,093	391
Edison International	1,000	49
Entergy Corp	700	76
Exelon Corp	1,800	146
FirstEnergy Corp	1,000	69
FPL Group Inc	1,200	75

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)

Iberdrola SA	6,569	$102
PG&E Corp	1,200	44
PPL Corp	1,100	51
Progress Energy Inc	900	38
Public Service Enterprise Group Inc	1,600	64
RWE AG	1,396	173
Southern Co	2,300	82
Xcel Energy Inc	1,800	36

		1,755

Electric Products — Miscellaneous (0.16%)
Emerson Electric Co	2,600	134
Molex Inc	700	16

		150

Electronic Components — Miscellaneous (0.28%)
Jabil Circuit Inc	800	8
Koninklijke Philips Electronics NV	5,211	199
Tyco Electronics Ltd	1,675	57

		264

Electronic Components — Semiconductors (0.75%)
Advanced Micro Devices Inc (a)	1,500	9
Altera Corp	2,200	41
ARM Holdings Plc	1,339	2
Broadcom Corp (a)	1,400	27
Infineon Technologies AG (a)	733	5
Intel Corp	16,900	358
Micron Technology Inc (a)	2,800	17
National Semiconductor Corp	1,500	28
Nvidia Corp (a)	2,850	56
OC Oerlikon Corp AG (a)	12	4
QLogic Corp (a)	400	6
STMicroelectronics NV	662	7
Texas Instruments Inc	4,400	124
Xilinx Inc	1,200	29

		713

Electronic Forms (0.08%)
Adobe Systems Inc (a)	2,100	75
Electronic Measurement Instruments (0.04%)
Agilent Technologies Inc (a)	1,300	39
Electronic Parts Distribution (0.00%)
Electrocomponents PLC	980	3
Electronics — Military (0.05%)
L-3 Communications Holdings Inc	400	44
Engineering — Research & Development Services (0.16%)
ABB Ltd	4,519	121

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engineering — Research & Development Services (continued)
Larsen & Toubro Ltd (b)	452	$35

		156

Enterprise Software & Services (0.70%)
CA Inc	2,100	47
Oracle Corp (a)	11,571	226
SAP AG	7,744	384

		657

Entertainment Software (0.06%)
Electronic Arts Inc (a)	1,200	60
Fiduciary Banks (0.26%)
Bank of New York Mellon Corp/The	3,924	164
State Street Corp	1,100	87

		251

Finance — Consumer Loans (0.02%)
SLM Corp	1,200	18
Finance — Credit Card (0.17%)
American Express Co	3,600	157
Finance — Investment Banker & Broker (1.28%)
Charles Schwab Corp/The	3,200	60
Citigroup Inc	13,016	279
Credit Suisse Group	1,217	62
Goldman Sachs Group Inc/The	1,275	211
JPMorgan Chase & Co	9,328	401
Lehman Brothers Holdings Inc	1,500	56
Merrill Lynch & Co Inc	2,400	98
UBS AG	1,339	39

		1,206

Finance — Mortgage Loan/Banker (0.05%)
Countrywide Financial Corp	400	2
Fannie Mae	900	24
Freddie Mac	700	18

		44

Finance — Other Services (0.15%)
Man Group PLC	12,539	138
Financial Guarantee Insurance (0.02%)
AMBAC Financial Group Inc	400	3
MBIA Inc	1,000	12
MGIC Investment Corp	100	1

		16

Food — Confectionery (0.05%)
WM Wrigley Jr Co	800	50
Food — Miscellaneous/Diversified (1.05%)
Cadbury Schweppes PLC	2,602	29

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (continued)
Campbell Soup Co	1,000	$34
ConAgra Foods Inc	1,900	45
General Mills Inc	1,400	84
HJ Heinz Co	1,200	56
Kellogg Co	1,400	74
Kraft Foods Inc	5,200	161
Nestle SA	724	362
Sara Lee Corp	3,200	45
Unilever NV	2,949	99

		989

Food — Retail (0.29%)
Carrefour SA	579	45
Koninklijke Ahold NV (a)	668	10
Kroger Co/The	3,200	81
Metro AG	136	11
Safeway Inc	900	26
Tesco PLC	13,528	102

		275

Food — Wholesale & Distribution (0.03%)
Sysco Corp	1,100	32
Forestry (0.11%)
Plum Creek Timber Co Inc	1,300	53
Weyerhaeuser Co	800	52

		105

Gambling (Non-Hotel) (0.01%)
Ladbrokes PLC	1,051	6
Gas — Distribution (0.05%)
Sempra Energy	900	48
Gold Mining (0.08%)
Newmont Mining Corp	1,600	72
Health Care Cost Containment (0.07%)
McKesson Corp	1,200	63
Home Decoration Products (0.02%)
Newell Rubbermaid Inc	900	21
Hotels & Motels (0.24%)
Accor SA	1,067	78
Intercontinental Hotels Group PLC	857	13
Marriott International Inc/DE	1,664	57
Starwood Hotels & Resorts Worldwide Inc	1,078	56
Wyndham Worldwide Corp	1,120	23

		227

Human Resources (0.02%)
Monster Worldwide Inc (a)	300	7

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Human Resources (continued)
Robert Half International Inc	500	$13

		20

Industrial Gases (0.30%)
Air Liquide	490	75
Air Products & Chemicals Inc	800	73
Linde AG	278	39
Praxair Inc	1,100	93

		280

Instruments — Scientific (0.08%)
Applera Corp — Applied Biosystems Group	700	23
Thermo Fisher Scientific Inc (a)	600	34
Waters Corp (a)	300	17

		74

Insurance Brokers (0.09%)
Aon Corp	900	36
Marsh & McLennan Cos Inc	2,100	51

		87

Internet Security (0.10%)
Symantec Corp (a)	3,548	59
VeriSign Inc (a)	1,100	36

		95

Investment Management & Advisory Services (0.12%)
Ameriprise Financial Inc	680	35
Franklin Resources Inc	600	58
Legg Mason Inc	400	23

		116

Leisure & Recreation Products (0.01%)
Brunswick Corp/DE	400	6
Life & Health Insurance (0.56%)
Aflac Inc	1,700	111
Aviva PLC	5,943	73
Cigna Corp	2,000	81
Lincoln National Corp	989	52
Prudential Financial Inc	1,500	117
Prudential PLC	7,066	93
Unum Group	100	2

		529

Linen Supply & Related Items (0.01%)
Cintas Corp	400	11
Machinery — Construction & Mining (0.19%)
Caterpillar Inc	2,300	180
Machinery — Farm (0.13%)
Deere & Co	1,500	121

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Biomedical/Gene (0.38%)

Amgen Inc (a)	5,000	$209
Biogen Idec Inc (a)	1,505	93
Genzyme Corp (a)	700	52
Millipore Corp (a)	100	7

		361

Medical — Drugs (2.83%)
Abbott Laboratories	5,700	314
Allergan Inc/United States	1,000	56
AstraZeneca PLC	2,366	89
Bristol-Myers Squibb Co	7,800	166
Dr Reddys Laboratories Ltd ADR	700	10
Eli Lilly & Co	4,100	212
Forest Laboratories Inc (a)	1,300	52
GlaxoSmithKline PLC	7,973	169
Merck & Co Inc	6,700	254
Novartis AG	3,629	186
Novo Nordisk A/S	1,116	76
Pfizer Inc	23,400	490
Roche Holding AG	1,019	192
Sanofi-Aventis SA	1,610	121
Schering-Plough Corp	6,400	92
Wyeth	4,700	196

		2,675

Medical — HMO (0.44%)
Aetna Inc	2,600	109
Humana Inc (a)	800	36
UnitedHealth Group Inc	5,400	186
WellPoint Inc (a)	2,000	88

		419

Medical — Hospitals (0.02%)
Tenet Healthcare Corp (a)	2,600	15
Medical — Wholesale Drug Distribution (0.19%)
AmerisourceBergen Corp	1,900	78
Cardinal Health Inc	1,900	100

		178

Medical Information Systems (0.03%)
IMS Health Inc	1,500	31
Medical Instruments (0.40%)
Boston Scientific Corp (a)	2,691	35
Medtronic Inc	4,917	238
St Jude Medical Inc (a)	2,550	110

		383

Medical Laboratory & Testing Service (0.04%)
Quest Diagnostics Inc	900	41

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (1.36%)

Baxter International Inc	2,500	$144
Becton Dickinson & Co	1,000	86
Covidien Ltd	1,575	70
Johnson & Johnson	10,000	649
Nobel Biocare Holding AG	267	62
Smith & Nephew PLC	6,219	82
Stryker Corp	1,800	117
Zimmer Holdings Inc (a)	1,000	78

		1,288

Metal — Aluminum (0.12%)
Alcoa Inc	3,100	112
Metal — Diversified (0.33%)
Freeport-McMoRan Copper & Gold Inc	1,300	125
Rio Tinto PLC	1,792	186

		311

Metal Processors & Fabrication (0.07%)
Precision Castparts Corp	500	51
Sterlite Industries India Ltd ADR (a)	1,000	18

		69

Multi-Line Insurance (1.49%)
ACE Ltd	900	50
Allianz SE	702	139
Allstate Corp/The	2,400	115
American International Group Inc	7,375	319
Assicurazioni Generali SpA	4,012	180
AXA SA	3,926	143
Cincinnati Financial Corp	315	12
Hartford Financial Services Group Inc	1,300	99
Loews Corp	1,400	56
MetLife Inc	2,500	151
XL Capital Ltd	600	18
Zurich Financial Services AG	414	130

		1,412

Multimedia (0.59%)
Lagardere SCA	145	11
McGraw-Hill Cos Inc/The	1,082	40
Pearson PLC	845	11
Reuters Group PLC	1,370	16
SanomaWSOY Oyj	102	3
Time Warner Inc	11,324	159
Viacom Inc (a)	2,082	82
Vivendi	1,214	47
Walt Disney Co/The	5,538	174
WPP Group PLC	1,226	15

		558

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Networking Products (0.44%)

Cisco Systems Inc (a)	17,400	$419
Non-Hazardous Waste Disposal (0.06%)
Waste Management Inc	1,700	57
Office Automation & Equipment (0.08%)
Neopost SA	48	5
OCE NV	281	5
Pitney Bowes Inc	700	25
Xerox Corp	3,000	45

		80

Office Supplies & Forms (0.02%)
Avery Dennison Corp	300	15
Oil — Field Services (0.68%)
Baker Hughes Inc	1,200	82
BJ Services Co	1,200	34
Halliburton Co	3,000	118
Schlumberger Ltd	3,400	296
Transocean Inc	809	110

		640

Oil & Gas Drilling (0.04%)
Nabors Industries Ltd (a)	1,000	34
Oil Company — Exploration & Production (1.21%)
Anadarko Petroleum Corp	1,500	95
Apache Corp	1,100	133
Devon Energy Corp	1,400	146
EOG Resources Inc	700	84
Oao Gazprom (a)	8,919	451
Occidental Petroleum Corp	2,300	168
XTO Energy Inc	1,025	63

		1,140

Oil Company — Integrated (3.86%)
BP PLC	28,882	293
Chevron Corp	6,930	592
ConocoPhillips	4,898	373
Exxon Mobil Corp	18,800	1,590
Hess Corp	800	71
Marathon Oil Corp	2,100	96
Royal Dutch Shell PLC — A shares	5,295	183
Royal Dutch Shell PLC — B shares	3,278	110
Total SA	4,635	344

		3,652

Oil Refining & Marketing (0.08%)
Valero Energy Corp	1,500	74

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Optical Supplies (0.17%)
Cie Generale d’Optique Essilor International SA	2,487	$162
Paper & Related Products (0.09%)
International Paper Co	1,600	44
MeadWestvaco Corp	800	22
Mondi PLC	387	3
UPM-Kymmene Oyj	1,086	19

		88

Pharmacy Services (0.21%)
Express Scripts Inc (a)	1,700	109
Medco Health Solutions Inc (a)	2,100	92

		201

Photo Equipment & Supplies (0.02%)
Eastman Kodak Co	1,000	18
Pipelines (0.14%)
Questar Corp	600	34
Spectra Energy Corp	1,662	38
Williams Cos Inc	1,800	59

		131

Power Converter & Supply Equipment (0.18%)
Schneider Electric SA	1,320	171
Printing — Commercial (0.02%)
RR Donnelley & Sons Co	600	18
Property & Casualty Insurance (0.18%)
Chubb Corp	900	44
Progressive Corp/The	3,100	50
Travelers Cos Inc/The	1,645	79

		173

Publicly Traded Investment Fund (3.82%)
iShares MSCI Emerging Markets Index Fund	17,900	2,406
Midcap SPDR Trust Series 1	37	5
Streettracks Gold Trust (a)	13,300	1,202

		3,613

Publishing — Books (0.03%)
Reed Elsevier NV	687	13
Reed Elsevier PLC	1,179	15
Yell Group PLC	820	3

		31

Publishing — Newspapers (0.05%)
Daily Mail & General Trust	311	3
Gannett Co Inc	960	28
New York Times Co/The	802	15

		46

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Publishing — Periodicals (0.01%)
PagesJaunes Groupe SA	119	$2
United Business Media PLC	322	4
Wolters Kluwer NV	315	8

		14

Quarrying (0.03%)
Vulcan Materials Co	400	27
Real Estate Operator & Developer (0.00%)
Forestar Real Estate Group Inc (a)	100	2
Regional Banks (0.82%)
Bank of America Corp	12,391	470
Capital One Financial Corp	1,000	49
Comerica Inc	100	3
Fifth Third Bancorp	700	15
Keycorp	500	11
National City Corp	800	8
PNC Financial Services Group Inc	300	20
SunTrust Banks Inc	300	16
US Bancorp	1,600	52
Wachovia Corp	1,699	46
Wells Fargo & Co	2,900	84

		774

Reinsurance (0.02%)
Muenchener Rueckversicherungs AG	101	20
REITS — Apartments (0.07%)
Equity Residential	1,600	66
REITS — Diversified (0.07%)
Land Securities Group PLC	2,108	63
REITS — Hotels (0.02%)
Host Hotels & Resorts Inc	1,310	21
REITS — Warehouse & Industrial (0.08%)
Prologis	1,300	76
Retail — Apparel & Shoe (0.23%)
Abercrombie & Fitch Co	300	22
Coach Inc (a)	1,000	30
Gap Inc/The	1,544	30
Hennes & Mauritz AB	1,250	77
Jones Apparel Group Inc	500	7
Liz Claiborne Inc	500	9
Ltd Brands Inc	1,228	21
Nordstrom Inc	600	20

		216

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Auto Parts (0.02%)
Autozone Inc (a)	205	$23
Retail — Bedding (0.03%)
Bed Bath & Beyond Inc (a)	998	29
Retail — Building Products (0.24%)
Home Depot Inc	4,593	129
Lowe’s Cos Inc	4,198	96

		225

Retail — Computer Equipment (0.03%)
GameStop Corp (a)	500	26
Retail — Consumer Electronics (0.04%)
Best Buy Co Inc	953	39
Retail — Discount (0.81%)
Costco Wholesale Corp	1,175	76
Target Corp	2,249	114
TJX Cos Inc	1,296	43
Wal-Mart Stores Inc	10,100	532

		765

Retail — Drug Store (0.13%)
CVS Caremark Corp	1,300	53
Walgreen Co	1,975	75

		128

Retail — Hypermarkets (0.00%)
SUPERVALU Inc	145	4
Retail — Jewelry (0.09%)
Compagnie Financiere Richemont SA	1,197	67
Tiffany & Co	446	19

		86

Retail — Major Department Store (0.11%)
JC Penney Co Inc	841	32
Marks & Spencer Group PLC	4,985	38
Sears Holdings Corp (a)	300	31

		101

Retail — Office Supplies (0.05%)
Staples Inc	2,145	47
Retail — Regional Department Store (0.07%)
Kohl’s Corp (a)	897	39
Macy’s Inc	1,316	30

		69

Retail — Restaurants (0.57%)
Darden Restaurants Inc	900	29
McDonald’s Corp	6,169	344
Starbucks Corp (a)	3,874	68

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Restaurants (continued)
Yum! Brands Inc	2,696	$100

		541

Rubber — Tires (0.09%)
Compagnie Generale des Etablissements Michelin	427	45
Continental AG	360	37

		82

Savings & Loans — Thrifts (0.02%)
Hudson City Bancorp Inc	600	11
Washington Mutual Inc	1,100	11

		22

Schools (0.04%)
Apollo Group Inc (a)	800	35
Semiconductor Component — Integrated Circuits (0.06%)
Analog Devices Inc	900	26
Linear Technology Corp	900	28

		54

Semiconductor Equipment (0.17%)
Applied Materials Inc	5,000	97
ASML Holding NV (a)	419	10
Kla-Tencor Corp	800	30
Novellus Systems Inc (a)	800	17
Teradyne Inc (a)	800	10

		164

Soap & Cleaning Products (0.04%)
Reckitt Benckiser Group PLC	670	37
Steel — Producers (0.55%)
ArcelorMittal	1,738	142
Mechel ADR	1,800	205
Nucor Corp	1,000	67
ThyssenKrupp AG	887	51
United States Steel Corp	400	51

		516

Steel — Specialty (0.03%)
Allegheny Technologies Inc	400	29
Telecommunication Equipment (0.02%)
Alcatel-Lucent	1,532	9
Tellabs Inc (a)	1,600	8

		17

Telecommunication Equipment — Fiber Optics (0.11%)
Corning Inc	3,800	91
JDS Uniphase Corp (a)	712	10

		101

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Services (0.03%)
Embarq Corp	306	$12
Tata Communications Ltd ADR	500	13

		25

Telephone — Integrated (1.52%)
AT&T Inc	15,136	580
BT Group PLC	9,010	39
CenturyTel Inc	500	16
Deutsche Telekom AG	4,053	68
Portugal Telecom SGPS SA	2,626	30
Qwest Communications International Inc	5,000	23
Royal KPN NV	3,971	67
Sprint Nextel Corp	6,138	41
Swisscom AG	154	53
Telecom Italia SpA — RNC	10,709	18
Telecom Italia SpA	17,007	35
Telefonica SA	7,702	221
Telefonica SA ADR	1	—
Verizon Communications Inc	6,500	237
Windstream Corp	723	9

		1,437

Television (0.62%)
British Sky Broadcasting Group PLC	1,199	13
CBS Corp	2,082	46
Central European Media Enterprises Ltd (a)	1,500	128
CTC Media Inc (a)	6,300	175
Gestevision Telecinco SA	150	3
ITV PLC	4,482	6
Mediaset SpA	886	8
Modern Times Group AB	50	3
Societe Television Francaise 1	165	4
TVN SA	19,824	204

		590

Therapeutics (0.12%)
Gilead Sciences Inc (a)	2,200	113
Tobacco (0.64%)
Altria Group Inc	7,000	156
ITC Ltd	4,989	25
Philip Morris International Inc (a)	7,000	354
Reynolds American Inc	700	41
UST Inc	500	27

		603

Tools — Hand Held (0.02%)
Black & Decker Corp	300	20
Toys (0.03%)
Mattel Inc	1,400	28

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Rail (0.40%)
Burlington Northern Santa Fe Corp	1,100	$101
CSX Corp	1,800	101
Norfolk Southern Corp	1,100	60
Union Pacific Corp	900	113

		375

Transport — Services (0.48%)
Deutsche Post AG	3,132	96
FedEx Corp	1,000	93
United Parcel Service Inc	3,700	270

		459

Web Portals (0.45%)
Google Inc (a)	700	308
Yahoo! Inc (a)	3,900	113

		421

Wireless Equipment (0.41%)
Motorola Inc	6,200	58
Nokia OYJ	4,140	131
Qualcomm Inc	4,200	172
Telefonaktiebolaget LM Ericsson	14,089	27

		388

TOTAL COMMON STOCKS		$49,295

PREFERRED STOCKS (0.01%)
Soap & Cleaning Products (0.01%)
Henkel KGaA	276	13

TOTAL PREFERRED STOCKS		$13

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (9.16%)
Aerospace & Defense (0.05%)
Systems 2001 AT LLC
6.66%, 9/15/2013 (c)	$48	50
Agricultural Operations (0.03%)
Archer-Daniels-Midland Co
5.45%, 3/15/2018	25	25
Asset Backed Securities (1.11%)
Connecticut RRB Special Purpose Trust CL&P
5.14%, 12/30/2010 (d)	118	118
Credit-Based Asset Servicing and Securitization
2.66%, 6/25/2036 (d)	26	26
First Franklin Mortgage Loan Asset Backed Certificates
2.65%, 7/25/2036 (d)	54	52
2.65%, 3/25/2037 (d)	113	108
Fremont Home Loan Trust
2.65%, 10/25/2036 (d)	100	97

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
GSAMP Trust
2.67%, 6/25/2036 (d)	$22	$22
2.67%, 1/25/2037 (d)	66	61
Long Beach Mortgage Loan Trust
2.69%, 1/25/2036 (d)	4	4
PSE&G Transition Funding LLC
6.75%, 6/15/2016	250	277
RAAC Series
2.70%, 9/25/2045 (d)	4	4
Residential Asset Mortgage Products Inc
2.67%, 8/25/2036 (d)	79	77
Securitized Asset Backed Receivables LLC Trust
2.71%, 2/25/2037 (d)	115	102
Soundview Home Equity Loan Trust
2.71%, 2/25/2037 (d)	100	93
Structured Asset Investment Loan Trust
2.67%, 2/25/2036 (d)	4	4

		1,045

Auto — Car & Light Trucks (0.03%)
Daimler Finance North America LLC
7.20%, 9/ 1/2009	20	20
8.50%, 1/18/2031	5	6

		26

Brewery (0.09%)
FBG Finance Ltd
5.13%, 6/15/2015 (c)	45	45
Miller Brewing Co
4.25%, 8/15/2008 (c)	40	40

		85

Cable TV (0.10%)
Comcast Cable Communications Inc
7.13%, 6/15/2013	5	5
Comcast Cable Communications LLC
6.75%, 1/30/2011	25	26
Comcast Corp
6.50%, 1/15/2015	10	10
Echostar DBS Corp
6.38%, 10/ 1/2011	55	53

		94

Casino Hotels (0.03%)
MGM Mirage
6.00%, 10/ 1/2009	25	25
Chemicals — Diversified (0.02%)
ICI Wilmington Inc
4.38%, 12/ 1/2008	20	20
Commercial Banks (0.08%)
Credit Suisse/New York NY
6.00%, 2/15/2018	80	80

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Computers (0.02%)
Hewlett-Packard Co
5.50%, 3/ 1/2018	$15	$15
Credit Card Asset Backed Securities (0.76%)
American Express Credit Account Master Trust
2.82%, 10/15/2012 (d)	125	123
Capital One Multi-Asset Execution Trust
5.65%, 7/15/2020	100	100
Citibank Credit Card Issuance Trust
2.59%, 3/22/2012 (d)	150	147
4.40%, 6/20/2014 (d)	250	252
Discover Card Master Trust
5.65%, 3/16/2020	100	100

		722

Data Processing & Management (0.04%)
Fiserv Inc
6.80%, 11/20/2017	40	41
Diversified Financial Services (0.13%)
AXA Financial Inc
6.50%, 4/ 1/2008	20	20
General Electric Capital Corp
4.25%, 12/ 1/2010	25	25
5.63%, 9/15/2017	75	77

		122

Diversified Manufacturing Operations (0.07%)
General Electric Co
5.25%, 12/ 6/2017	45	45
Honeywell International Inc
5.30%, 3/ 1/2018	20	20

		65

Diversified Operations (0.04%)
Capmark Financial Group Inc
5.88%, 5/10/2012 (c)	35	22
6.30%, 5/10/2017 (c)	20	12

		34

Drug Delivery Systems (0.06%)
Hospira Inc
3.18%, 3/30/2010 (d)	55	54
Electric — Distribution (0.03%)
Detroit Edison Co/The
6.13%, 10/ 1/2010	25	27
Electric — Integrated (0.38%)
Appalachian Power Co
5.65%, 8/15/2012	15	16
Arizona Public Service Co
5.80%, 6/30/2014	40	39
Consumers Energy Co
4.80%, 2/17/2009	25	25

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Consumers Energy Co (continued)
4.00%, 5/15/2010	$15	$15
Entergy Gulf States Inc
3.60%, 6/ 1/2008	20	20
3.74%, 12/ 8/2008 (c)(d)	35	35
3.48%, 12/ 1/2009 (d)	20	20
Nisource Finance Corp
3.66%, 11/23/2009 (d)	30	29
7.88%, 11/15/2010	35	38
Ohio Edison Co
6.40%, 7/15/2016	20	21
Ohio Power Co
6.00%, 6/ 1/2016	40	40
Peco Energy Co
5.35%, 3/ 1/2018	20	20
Union Electric Co
6.40%, 6/15/2017	40	42

		360

Electric Products — Miscellaneous (0.03%)
LG Electronics Inc
5.00%, 6/17/2010 (c)	25	25
Electronic Components — Miscellaneous (0.04%)
Koninklijke Philips Electronics NV
5.75%, 3/11/2018	40	41
Fiduciary Banks (0.03%)
Bank of New York Mellon Corp/The
4.50%, 4/ 1/2013	25	25
Finance — Consumer Loans (0.19%)
American General Finance Corp
4.63%, 9/ 1/2010	25	25
HSBC Finance Corp
4.13%, 12/15/2008	15	15
6.75%, 5/15/2011	105	109
SLM Corp
4.00%, 1/15/2010	40	33

		182

Finance — Credit Card (0.07%)
MBNA Corp
3.53%, 5/ 5/2008 (d)	70	70
Finance — Investment Banker & Broker (0.44%)
Bear Stearns Cos Inc/The
5.55%, 1/22/2017	45	40
7.25%, 2/ 1/2018	30	31
Citigroup Inc
5.88%, 5/29/2037	30	26
Goldman Sachs Group Inc/The
6.15%, 4/ 1/2018	45	45
6.75%, 10/ 1/2037	70	65

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
JPMorgan Chase & Co
6.00%, 2/15/2009	$90	$91
Lehman Brothers Holdings Inc
5.75%, 1/ 3/2017	35	32
6.50%, 7/19/2017	40	38
6.88%, 7/17/2037	60	52

		420

Finance — Mortgage Loan/Banker (0.19%)
Countrywide Home Loans Inc
3.25%, 5/21/2008	30	30
Nationwide Building Society
4.25%, 2/ 1/2010 (c)	60	61
SLM Student Loan Trust
3.32%, 10/25/2014 (d)	88	88

		179

Food — Miscellaneous/Diversified (0.04%)
ConAgra Foods Inc
7.00%, 10/ 1/2028	15	15
8.25%, 9/15/2030	20	23

		38

Food — Retail (0.08%)
Delhaize America Inc
9.00%, 4/15/2031	51	61
Kroger Co/The
6.40%, 8/15/2017	15	16

		77

Home Equity — Other (0.41%)
ACE Securities Corp
2.92%, 5/25/2034 (d)	22	18
Argent Securities Inc
2.65%, 10/25/2036 (d)	93	91
Bayview Financial Acquisition Trust
2.79%, 11/28/2036 (d)	34	34
Bear Stearns Asset Backed Securities Trust
2.80%, 9/25/2034 (d)	3	3
Citigroup Mortgage Loan Trust Inc
2.67%, 8/25/2036 (d)	19	19
Option One Mortgage Loan Trust
2.65%, 7/25/2036 (d)	26	26
Residential Asset Securities Corp
3.20%, 6/25/2032 (d)	51	47
Securitized Asset Backed Receivables LLC Trust
2.68%, 11/25/2036 (d)	107	97
Soundview Home Equity Loan Trust
2.68%, 1/25/2037 (d)	57	54

		389

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Life & Health Insurance (0.02%)
Prudential Financial Inc
6.63%, 12/ 1/2037	$15	$15
Medical — Biomedical/Gene (0.05%)
Amgen Inc
5.85%, 6/ 1/2017	15	15
Biogen Idec Inc
6.88%, 3/ 1/2018	35	35

		50

Medical — Drugs (0.03%)
Wyeth
5.50%, 2/15/2016	5	5
5.45%, 4/ 1/2017	20	20

		25

Medical — HMO (0.04%)
UnitedHealth Group Inc
6.00%, 2/15/2018	35	34
Mortgage Backed Securities (2.72%)
Banc of America Commercial Mortgage Inc
5.41%, 9/10/2047 (d)	225	221
5.66%, 6/10/2049 (d)	200	197
Citigroup Commercial Mortgage Trust
5.89%, 12/10/2049	200	198
Citigroup/Deutsche Bank Commercial Mortgage
5.89%, 11/15/2044	125	125
Commercial Mortgage Pass Through Certificates
5.82%, 12/10/2049 (d)	200	200
Credit Suisse Mortgage Capital Certificates
5.72%, 6/15/2039 (d)	175	174
Greenwich Capital Commercial Funding Corp
5.44%, 3/10/2039 (d)	200	194
GS Mortgage Securities Corp II
5.80%, 8/10/2045 (d)	200	200
JP Morgan Chase Commercial Mortgage Securities Corp
5.75%, 2/12/2049 (d)	150	149
6.01%, 6/15/2049	150	150
LB Commercial Conduit Mortgage Trust
5.93%, 7/15/2044 (d)	100	101
Wachovia Bank Commercial Mortgage Trust
5.34%, 12/15/2043 (d)	200	193
5.68%, 5/15/2046 (d)	150	147
5.74%, 6/15/2049 (d)	225	223
5.90%, 2/15/2051 (d)	100	101

		2,573

Multimedia (0.12%)
Time Warner Inc
3.30%, 11/13/2009 (d)	80	77

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Multimedia (continued)
Viacom Inc
6.88%, 4/30/2036	$40	$38

		115

Non-Hazardous Waste Disposal (0.01%)
Waste Management Inc
7.38%, 8/ 1/2010	10	11
Oil — Field Services (0.02%)
Weatherford International Ltd
6.00%, 3/15/2018	20	20
Oil Company — Integrated (0.04%)
Marathon Oil Corp
6.00%, 10/ 1/2017	25	25
5.90%, 3/15/2018	15	15

		40

Pharmacy Services (0.03%)
Medco Health Solutions Inc
7.13%, 3/15/2018	25	26
Pipelines (0.20%)
CenterPoint Energy Resources Corp
7.88%, 4/ 1/2013	5	5
6.25%, 2/ 1/2037	15	14
Colorado Interstate Gas Co
6.80%, 11/15/2015	35	36
Consolidated Natural Gas Co
6.25%, 11/ 1/2011	15	16
Equitable Resources Inc
6.50%, 4/ 1/2018	20	20
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016	45	43
Plains All American Pipeline LP
6.70%, 5/15/2036	40	39
Texas Eastern Transmission LP
7.00%, 7/15/2032	20	21

		194

Power Converter & Supply Equipment (0.04%)
Cooper Industries Inc
5.25%, 11/15/2012	35	36
Real Estate Operator & Developer (0.07%)
Brookfield Asset Management Inc
7.13%, 6/15/2012	40	40
5.80%, 4/25/2017	25	23

		63

Regional Banks (0.10%)
Bank of America Corp
5.75%, 12/ 1/2017	35	36

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Regional Banks (continued)
Wells Fargo & Co
5.63%, 12/11/2017	$55	$57

		93

Retail — Building Products (0.09%)
Home Depot Inc
2.93%, 12/16/2009 (d)	65	62
5.40%, 3/ 1/2016	30	28

		90

Retail — Drug Store (0.07%)
CVS Caremark Corp
5.75%, 8/15/2011	15	16
5.75%, 6/ 1/2017	10	10
CVS Lease Pass Through Certificates
6.04%, 12/10/2028 (c)	44	42

		68

Retail — Regional Department Store (0.05%)
Macys Retail Holdings Inc
5.95%, 11/ 1/2008	45	45
Retail — Restaurants (0.04%)
Yum! Brands Inc
8.88%, 4/15/2011	35	39
Savings & Loans — Thrifts (0.06%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	30	24
Washington Mutual Inc
8.25%, 4/ 1/2010	35	30

		54

Special Purpose Entity (0.29%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/2011 (c)	110	116
Farmers Exchange Capital
7.05%, 7/15/2028 (c)	110	101
Xlliac Global Funding
4.80%, 8/10/2010 (c)	55	55

		272

Telecommunication Equipment (0.05%)
Telefonica Europe BV
8.25%, 9/15/2030	45	53
Telephone — Integrated (0.40%)
AT&T Corp
7.30%, 11/15/2011 (d)	12	13
8.00%, 11/15/2031 (d)	50	58
AT&T Inc
6.15%, 9/15/2034	25	24
France Telecom SA
8.50%, 3/ 1/2031 (d)	40	50
Sprint Capital Corp
8.75%, 3/15/2032	30	25

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Telephone — Integrated (continued)
Telecom Italia Capital SA
4.00%, 11/15/2008	$25	$25
4.00%, 1/15/2010	30	29
4.95%, 9/30/2014	15	14
Verizon Communications Inc
5.50%, 2/15/2018	40	39
Verizon New England Inc
6.50%, 9/15/2011	95	99

		376

Transport — Services (0.03%)
FedEx Corp
7.25%, 2/15/2011	30	33

TOTAL BONDS		$8,661

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (27.73%)
Federal Home Loan Mortgage Corporation (FHLMC) (6.91%)
5.00%, 4/ 1/2038 (e)	1,725	1,708
5.50%, 4/ 1/2038 (e)	3,600	3,635
7.50%, 10/ 1/2030	26	28
4.50%, 1/ 1/2036	724	698
12.00%, 7/ 1/2010	6	7
12.00%, 7/ 1/2013	9	10
12.00%, 6/ 1/2015	15	18
11.50%, 10/ 1/2015	18	21
10.00%, 9/ 1/2017	8	9
5.64%, 1/ 1/2037	114	116
5.76%, 1/ 1/2037	161	164
5.87%, 4/ 1/2037	116	117

		6,531

Federal National Mortgage Association (FNMA) (10.36%)
4.50%, 4/ 1/2023 (e)	700	696
4.50%, 4/ 1/2038 (e)	700	675
5.00%, 4/ 1/2038 (e)	2,625	2,598
5.50%, 4/ 1/2038 (e)	1,375	1,388
6.50%, 4/ 1/2038 (e)	600	621
7.00%, 4/ 1/2038 (e)	200	210
8.00%, 2/ 1/2012	10	10
10.00%, 4/ 1/2016	9	10
4.50%, 9/ 1/2022	665	662
7.00%, 4/ 1/2023	2	2
7.50%, 4/ 1/2030	1	1
7.50%, 6/ 1/2030	45	48
7.50%, 11/ 1/2030	7	8
7.50%, 2/ 1/2031	23	25
8.00%, 12/ 1/2031	3	4
8.50%, 5/ 1/2032	47	52
7.00%, 6/ 1/2032	57	60
7.50%, 6/ 1/2032	42	45

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
7.00%, 10/ 1/2032	$49	$53
6.50%, 12/ 1/2032	186	194
7.00%, 10/ 1/2034	26	28
7.50%, 9/ 1/2035	79	85
6.51%, 1/ 1/2036 (d)	328	336
6.51%, 3/ 1/2036 (d)	133	136
6.53%, 3/ 1/2036 (d)	162	166
6.98%, 4/ 1/2036 (d)	211	216
6.99%, 4/ 1/2036 (d)	336	343
6.91%, 5/ 1/2036 (d)	153	158
6.93%, 5/ 1/2036 (d)	153	156
7.00%, 5/ 1/2036 (d)	171	176
6.97%, 7/ 1/2036 (d)	165	169
6.97%, 7/ 1/2036 (d)	114	117
6.99%, 8/ 1/2036 (d)	108	111
6.03%, 4/ 1/2037	117	120
6.12%, 4/ 1/2037	105	108

		9,787

Government National Mortgage Association (GNMA) (0.03%)
12.00%, 12/15/2012	16	19
10.50%, 4/15/2014	9	11

		30

U.S. Treasury (9.90%)
4.75%, 11/15/2008	800	816
3.00%, 2/15/2009	1,750	1,772
4.88%, 5/15/2009	2,550	2,643
5.75%, 8/15/2010	700	767
4.63%, 2/29/2012	2,300	2,509
4.50%, 3/31/2012	100	109
4.25%, 8/15/2015	250	272
4.50%, 11/15/2015	50	55
4.50%, 2/15/2036	405	419

		9,362

U.S. Treasury Bill (0.53%)
0.00%, 5/22/2008 (a)	500	499

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$26,209

SHORT TERM INVESTMENTS (2.75%)
Commercial Paper (2.75%)
Federal Home Loan Bank Discount Notes
0.00%, 4/21/2008 (a)	$700	$699
Freddie Mac Discount Notes
0.00%, 4/ 4/2008 (a)	800	800

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
United States Treasury Bill
0.00%, 8/21/2008 (a)	$1,100	$1,095

		2,594

TOTAL SHORT TERM INVESTMENTS		$2,594

Total Investments		$86,772

Other Assets in Excess of Liabilities, Net — 8.20%		7,754

TOTAL NET ASSETS — 100.00%		$94,526

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $35 or 0.04% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $604 or 0.64% of net assets.

(d)	Variable Rate

(e)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$12,802
Unrealized Depreciation	(3,259)

Net Unrealized Appreciation (Depreciation)	9,543
Cost for federal income tax purposes	77,229

All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
Australia 19 Year Bond; June 2008	10	$913	$910	$(3)
DJ EURO STOXX 50; June 2008	6	335	336	1
FTSE 100 Index; June 2008	7	774	793	19
Hang Seng Index; April 2008	5	698	727	29
H-SHARES Index; April 2008	10	722	769	47
Long Gilt; June 2008	5	1,075	1,104	29
MSCI SING IX; April 2008	7	378	377	(1)
S&P 500 eMini; June 2008	49	3,179	3,244	65
SGX CNX NIFTY ETS; April 2008	99	957	933	(24)
SPI 200; June 2008	7	851	863	12
Topix Index; June 2008	23	2,771	2,805	34
U.S. 10 Year Note; June 2008	49	5,615	5,829	214
Sell:
Russell Mini; June 2008	13	847	897	(50)
S&P MID 400 eMini; June 2008	12	893	937	(44)
U.S. 2 Year Note; June 2008	23	4,915	4,937	(22)
U.S. 5 Year Note; June 2008	25	2,803	2,856	(53)
U.S. Long Bond; June 2008	20	2,298	2,376	(78)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	20.86%
Government	12.33%
Consumer, Non-cyclical	11.56%
Financial	7.82%
Industrial	6.32%
Energy	6.27%
Communications	5.91%
Technology	4.66%
Consumer, Cyclical	3.91%
Funds	3.82%
Basic Materials	3.27%
Utilities	2.59%
Asset Backed Securities	2.37%
Diversified	0.11%
Other Assets in Excess of Liabilities, Net	8.20%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	75.64%
Futures	32.47%

Schedule of Investments
Asset Allocation Account
March 31, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency					Appreciation
Purchase Contracts	Delivery Date	Contracts to Accept	In Exchange For	Value	(Depreciation)
Australian Dollar	6/12/2008	7,717,928	$7,077	$6,981	$(96)
Canadian Dollar	6/12/2008	1,812,539	1,823	1,764	(59)
Swiss Francs	6/12/2008	1,379,314	1,348	1,389	41
Chinese Renminbi	7/16/2008	53,375,659	7,709	7,884	175
Euro	6/12/2008	8,846,413	13,580	13,919	339
British Pounds	6/12/2008	2,293,442	4,571	4,525	(46)
Japanese Yen	6/12/2008	922,719,763	8,989	9,298	309
Norwegian Krone	6/12/2008	836,185	161	163	2
Swedish Krona	6/12/2008	1,554,053	253	261	8
Singapore Dollar	6/12/2008	246,244	178	179	1

					Net Unrealized
Foreign Currency					Appreciation
Sale Contracts	Delivery Date	Contracts to Deliver	In Exchange For	Value	(Depreciation)
Australian Dollar	6/12/2008	3,483,348	$3,190	$3,151	$39
Canadian Dollar	6/12/2008	1,835,176	1,846	1,786	60
Swiss Francs	6/12/2008	2,140,985	2,084	2,156	(72)
Chinese Renminbi	7/16/2008	6,172,047	901	912	(11)
Euro	6/12/2008	7,304,910	11,230	11,493	(263)
British Pounds	6/12/2008	2,125,188	4,237	4,193	44
Japanese Yen	6/12/2008	143,419,126	1,410	1,445	(35)
South Africa Rand	6/12/2008	12,541	2	2	—
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (59.05%)
Advertising Agencies (0.20%)
Omnicom Group Inc	4,133	$183
Advertising Services (0.02%)
inVentiv Health Inc (a)	586	17
Aerospace & Defense (0.84%)
Boeing Co	2,280	170
Esterline Technologies Corp (a)(b)	706	36
General Dynamics Corp	3,390	283
Lockheed Martin Corp	2,397	238
Teledyne Technologies Inc (a)	649	30
TransDigm Group Inc (a)	440	16

		773

Aerospace & Defense Equipment (0.59%)
AAR Corp (a)	360	10
BE Aerospace Inc (a)	1,052	37
Goodrich Corp	1,138	65
Moog Inc (a)	424	18
Triumph Group Inc	470	26
United Technologies Corp	5,606	386

		542

Agricultural Chemicals (0.51%)
Monsanto Co	2,508	279
Mosaic Co/The (a)	1,850	190

		469

Agricultural Operations (0.01%)
Archer-Daniels-Midland Co	243	10
Airlines (0.09%)
Air France-KLM ADR	606	17
Allegiant Travel Co (a)	417	11
Deutsche Lufthansa AG ADR (b)	1,558	42
Republic Airways Holdings Inc (a)	490	11

		81

Alternative Waste Tech (0.01%)
Calgon Carbon Corp (a)(b)	680	10
Apparel Manufacturers (0.01%)
G-III Apparel Group Ltd (a)	495	7
Applications Software (1.09%)
Citrix Systems Inc (a)	3,261	96
Microsoft Corp	30,053	853
Progress Software Corp (a)	730	22
Quest Software Inc (a)	1,650	21
Verint Systems Inc (a)	703	11

		1,003

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Athletic Footwear (0.27%)
Nike Inc	3,640	$248
Audio & Video Products (0.04%)
Matsushita Electric Industrial Co Ltd ADR	1,586	34
Auto — Car & Light Trucks (0.22%)
Fiat SpA ADR	2,424	56
Nissan Motor Co Ltd ADR (b)	1,645	27
Toyota Motor Corp ADR	1,182	119

		202

Auto/Truck Parts & Equipment — Original (0.29%)
American Axle & Manufacturing Holdings	750	15
BorgWarner Inc	933	40
Johnson Controls Inc	6,118	207

		262

Auto/Truck Parts & Equipment — Replacement (0.01%)
Aftermarket Technology Corp (a)	578	11
Beverages — Non-Alcoholic (0.95%)
Coca-Cola Co/The	7,056	429
Coca-Cola Enterprises Inc	4,030	98
Hansen Natural Corp (a)	890	31
PepsiCo Inc	4,274	309

		867

Beverages — Wine & Spirits (0.17%)
Central European Distribution Corp (a)(b)	760	44
Constellation Brands Inc (a)	2,699	48
Diageo PLC ADR	732	59

		151

Brewery (0.32%)
Anheuser-Busch Cos Inc	538	25
Kirin Holdings Co Ltd ADR	2,900	55
Molson Coors Brewing Co	2,816	148
SABMiller PLC ADR (b)	3,122	69

		297

Broadcasting Services & Programming (0.04%)
Clear Channel Communications Inc	1,405	41
Building & Construction — Miscellaneous (0.03%)
Dycom Industries Inc (a)	32	1
Layne Christensen Co (a)	660	23

		24

Building & Construction Products — Miscellaneous (0.02%)
Interline Brands Inc (a)	1,220	23
Building Products — Cement & Aggregate (0.18%)
CRH PLC ADR (b)	1,767	68
Lafarge SA ADR	1,700	74

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Building Products — Cement & Aggregate (continued)
Texas Industries Inc	433	$26

		168

Building Products — Doors & Windows (0.01%)
Apogee Enterprises Inc	404	6
Cable TV (0.19%)
Comcast Corp	2,003	39
DIRECTV Group Inc/The (a)	5,627	139

		178

Casino Services (0.01%)
Bally Technologies Inc (a)	370	13
Cellular Telecommunications (0.14%)
Vodafone Group PLC ADR	4,253	126
Chemicals — Diversified (0.51%)
Bayer AG ADR	1,077	86
Celanese Corp	4,132	162
EI Du Pont de Nemours & Co	2,448	115
FMC Corp	708	39
PPG Industries Inc	763	46
Rockwood Holdings Inc (a)	490	16

		464

Chemicals — Specialty (0.32%)
Arch Chemicals Inc	930	35
Eastman Chemical Co	1,148	72
Hercules Inc	2,954	54
Lubrizol Corp	1,685	93
OM Group Inc (a)	710	39

		293

Commercial Banks (1.88%)
Allied Irish Banks PLC ADR	952	41
Bancfirst Corp	164	7
Banco Bilbao Vizcaya Argentaria SA ADR (b)	4,156	91
Banco Santander SA ADR (b)	7,562	151
Bancorpsouth Inc	1,375	32
Bank of Hawaii Corp	3,338	165
Bank of Ireland ADR (b)	1,307	79
Bank of Nova Scotia (b)	2,026	92
Barclays PLC ADR (b)	830	30
BB&T Corp	4,466	143
Central Pacific Financial Corp	851	16
City Bank/Lynnwood WA	361	8
City Holding Co	346	14
Columbia Banking System Inc	243	5
Commerce Bancshares Inc	1,771	74
Community Bancorp/NV (a)	303	4

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Cullen/Frost Bankers Inc	2,800	$148
East West Bancorp Inc (b)	1,053	19
First Community Bancorp Inc/CA	106	3
First State Bancorporation/NM	300	4
Green Bankshares Inc	318	6
HBOS PLC ADR (b)	3,978	45
HSBC Holdings PLC ADR (b)	803	66
IBERIABANK Corp	225	10
Kookmin Bank ADR	892	50
National Bank of Greece SA ADR	8,009	84
Pacific Capital Bancorp NA (b)	277	6
Pinnacle Financial Partners Inc (a)(b)	311	8
Preferred Bank/Los Angeles CA	576	10
Prosperity Bancshares Inc	657	19
Royal Bank of Canada	1,558	72
S&T Bancorp Inc	330	11
Southwest Bancorp Inc/Stillwater OK	151	3
Sterling Bancshares Inc/TX	1,055	10
Sterling Financial Corp/WA	1,001	16
SVB Financial Group (a)(b)	570	25
Texas Capital Bancshares Inc (a)	460	8
Toronto-Dominion Bank	981	60
Trustmark Corp	390	9
Westpac Banking Corp ADR	715	78

		1,722

Commercial Services (0.06%)
Alliance Data Systems Corp (a)	822	39
Steiner Leisure Ltd (a)(b)	460	15

		54

Commercial Services — Finance (0.32%)
Mastercard Inc	428	96
Morningstar Inc (a)	315	19
Visa Inc (a)	967	60
Western Union Co/The	4,483	96
Wright Express Corp (a)	659	20

		291

Computer Aided Design (0.13%)
Ansys Inc (a)	930	32
Aspen Technology Inc (a)	1,780	23
Autodesk Inc (a)	2,038	64

		119

Computer Services (0.07%)
Ciber Inc (a)	2,440	12
Manhattan Associates Inc (a)(b)	620	14
Ness Technologies Inc (a)	1,030	10
SYKES Enterprises Inc (a)	1,507	26

		62

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Software (0.03%)
Double-Take Software Inc (a)	670	$8
Omniture Inc (a)	980	23

		31

Computers (1.99%)
Apple Inc (a)	3,748	538
Dell Inc (a)	2,983	59
Hewlett-Packard Co	11,856	541
International Business Machines Corp	5,938	684

		1,822

Computers — Memory Devices (0.31%)
EMC Corp/Massachusetts (a)	12,421	178
Seagate Technology	1,976	41
Western Digital Corp (a)	2,529	69

		288

Consulting Services (0.17%)
Accenture Ltd	1,850	65
FTI Consulting Inc (a)(b)	440	31
Gartner Inc (a)	1,600	31
Huron Consulting Group Inc (a)	579	24

		151

Consumer Products — Miscellaneous (0.35%)
CSS Industries Inc	520	18
Jarden Corp (a)	1,400	31
Kimberly-Clark Corp	3,614	233
Tupperware Brands Corp	940	36

		318

Containers — Metal & Glass (0.22%)
Owens-Illinois Inc (a)	3,492	197
Cosmetics & Toiletries (0.98%)
Chattem Inc (a)(b)	390	26
Colgate-Palmolive Co	241	19
Procter & Gamble Co	12,244	858

		903

Data Processing & Management (0.01%)
Commvault Systems Inc (a)(b)	697	9
Diagnostic Equipment (0.02%)
Immucor Inc (a)(b)	990	21
Diagnostic Kits (0.03%)
Meridian Bioscience Inc	913	31
Dialysis Centers (0.05%)
Fresenius Medical Care AG & Co KGaA ADR	866	44
Distribution & Wholesale (0.06%)
Fossil Inc (a)	720	22

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (continued)
Tech Data Corp (a)	410	$13
United Stationers Inc (a)	480	23

		58

Diversified Manufacturing Operations (2.58%)
3M Co	2,114	167
Barnes Group Inc	660	15
Cooper Industries Ltd	2,011	81
Crane Co	996	40
Eaton Corp	1,794	143
General Electric Co	32,399	1,199
Honeywell International Inc	5,899	333
ITT Corp	1,439	75
Koppers Holdings Inc	627	28
Parker Hannifin Corp	2,410	167
Siemens AG ADR	640	70
Tomkins Plc ADR	3,752	53

		2,371

Diversified Minerals (0.26%)
Anglo American PLC ADR	3,294	98
BHP Billiton Ltd ADR (b)	2,173	143

		241

Diversified Operations & Commercial Services (0.01%)
Chemed Corp	260	11
E-Commerce — Products (0.07%)
Amazon.com Inc (a)	877	63
E-Commerce — Services (0.02%)
eBay Inc (a)	646	19
Educational Software (0.01%)
Blackboard Inc (a)	310	10
Electric — Distribution (0.00%)
Brookfield Infrastructure Partners LP	108	2
Electric — Integrated (1.68%)
Allete Inc	1,130	44
American Electric Power Co Inc	4,991	208
Constellation Energy Group Inc	2,250	199
DPL Inc	1,300	33
Duke Energy Corp	10,475	187
E.ON AG ADR	1,871	116
Edison International	4,324	212
Empire District Electric Co/The	860	17
Enel SpA ADR (b)	1,310	69
Exelon Corp	133	11
FPL Group Inc	4,094	257
International Power PLC ADR (b)	620	49

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
Portland General Electric Co	1,237	$28
SCANA Corp	1,192	43
Southern Co	1,864	66

		1,539

Electric Products — Miscellaneous (0.43%)
Ametek Inc	2,113	93
Emerson Electric Co	4,467	230
GrafTech International Ltd (a)	2,255	36
Hitachi Ltd ADR	622	37

		396

Electronic Components — Miscellaneous (0.09%)
Garmin Ltd (b)	1,449	78
Electronic Components — Semiconductors (0.95%)
Advanced Analogic Technologies Inc (a)	1,030	6
Intel Corp	15,767	334
Mellanox Technologies Ltd (a)	340	5
MEMC Electronic Materials Inc (a)	2,737	194
Nvidia Corp (a)	8,639	171
ON Semiconductor Corp (a)(b)	5,314	30
Texas Instruments Inc	3,782	107
Zoran Corp (a)	1,990	27

		874

Electronic Design Automation (0.03%)
Ansoft Corp (a)(b)	640	20
Magma Design Automation Inc (a)(b)	940	9

		29

Electronic Forms (0.18%)
Adobe Systems Inc (a)	4,530	161
Electronic Measurement Instruments (0.04%)
Analogic Corp	520	35
Electronic Parts Distribution (0.08%)
Avnet Inc (a)	2,117	69
Electronics — Military (0.12%)
L-3 Communications Holdings Inc	1,032	113
Engineering — Research & Development Services (0.40%)
ABB Ltd ADR	4,503	121
EMCOR Group Inc (a)	1,596	36
Jacobs Engineering Group Inc (a)	1,055	78
McDermott International Inc (a)	2,450	134

		369

Enterprise Software & Services (0.76%)
BMC Software Inc (a)	3,564	116
CA Inc	2,378	54
Informatica Corp (a)(b)	1,880	32

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Enterprise Software & Services (continued)
JDA Software Group Inc (a)	1,227	$22
Omnicell Inc (a)	810	16
Oracle Corp (a)	18,769	367
SAP AG ADR (b)	834	41
SYNNEX Corp (a)	1,040	22
Taleo Corp (a)	1,210	24

		694

Fiduciary Banks (0.81%)
Bank of New York Mellon Corp/The	7,780	325
Boston Private Financial Holdings Inc (b)	172	2
Northern Trust Corp	1,223	81
State Street Corp	3,781	299
Wilmington Trust Corp	1,269	39

		746

Finance — Credit Card (0.08%)
American Express Co	1,635	71
Finance — Investment Banker & Broker (1.50%)
Citigroup Inc	13,135	281
Goldman Sachs Group Inc/The	2,482	411
Investment Technology Group Inc (a)	531	25
JPMorgan Chase & Co	11,668	501
Morgan Stanley	1,325	61
Nomura Holdings Inc ADR (b)	3,425	51
Stifel Financial Corp (a)	200	9
TD Ameritrade Holding Corp (a)	2,390	39

		1,378

Finance — Leasing Company (0.02%)
Financial Federal Corp	897	19
Marlin Business Services Corp (a)	210	2

		21

Finance — Other Services (0.22%)
CME Group Inc	231	108
GFI Group Inc	140	8
Nasdaq OMX Group, Inc (a)	2,113	82

		198

Food — Meat Products (0.04%)
Hormel Foods Corp	870	36
Food — Miscellaneous/Diversified (1.09%)
Corn Products International Inc	1,821	67
General Mills Inc	4,538	272
Groupe Danone ADR	1,949	35
HJ Heinz Co	4,231	199
Kellogg Co	1,929	101
Kraft Foods Inc	796	25
Nestle SA ADR	1,273	159
Ralcorp Holdings Inc (a)(b)	730	42

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (continued)
Unilever PLC ADR	2,814	$95

		995

Food — Retail (0.16%)
Kroger Co/The	2,625	67
Ruddick Corp	330	12
Tesco PLC ADR	2,804	63

		142

Food — Wholesale & Distribution (0.12%)
Fresh Del Monte Produce Inc (a)	260	9
Spartan Stores Inc	1,520	32
Sysco Corp	2,316	67

		108

Footwear & Related Apparel (0.05%)
Skechers U.S.A. Inc (a)	600	12
Steven Madden Ltd (a)	64	1
Wolverine World Wide Inc	1,070	31

		44

Gas — Distribution (0.21%)
Energen Corp	2,247	140
Northwest Natural Gas Co	790	34
South Jersey Industries Inc	401	14

		188

Hospital Beds & Equipment (0.03%)
Kinetic Concepts Inc (a)(b)	680	31
Hotels & Motels (0.04%)
Choice Hotels International Inc	820	28
Gaylord Entertainment Co (a)(b)	314	9

		37

Human Resources (0.07%)
Hewitt Associates Inc (a)	780	31
Manpower Inc	664	37

		68

Import & Export (0.37%)
ITOCHU Corp ADR (b)	651	64
Mitsubishi Corp ADR	2,199	132
Mitsui & Co Ltd ADR (b)	186	77
Sumitomo Corp ADR	4,936	65

		338

Independent Power Producer (0.01%)
Ormat Technologies Inc	210	9
Industrial Audio & Video Products (0.07%)
Dolby Laboratories Inc (a)	1,813	66

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Industrial Gases (0.05%)
Airgas Inc	945	$43
Instruments — Controls (0.07%)
Mettler Toledo International Inc (a)	626	61
Instruments — Scientific (0.30%)
Dionex Corp (a)	170	13
Thermo Fisher Scientific Inc (a)	4,222	240
Varian Inc (a)	451	26

		279

Insurance Brokers (0.06%)
Aon Corp	1,451	58
Internet Application Software (0.07%)
DealerTrack Holdings Inc (a)	390	8
RealNetworks Inc (a)(b)	3,010	17
S1 Corp (a)(b)	2,140	15
Vocus Inc (a)(b)	790	21

		61

Internet Infrastructure Software (0.02%)
TIBCO Software Inc (a)(b)	2,970	21
Internet Security (0.20%)
Blue Coat Systems Inc (a)	195	4
McAfee Inc (a)	3,328	110
Symantec Corp (a)	3,872	65

		179

Intimate Apparel (0.04%)
Warnaco Group Inc/The (a)	980	39
Investment Companies (0.03%)
Ares Capital Corp — Rights (a)	656	—
Ares Capital Corp	1,964	25
Hercules Technology Growth Capital Inc	630	7

		32

Investment Management & Advisory Services (0.25%)
Ameriprise Financial Inc	2,749	143
Franklin Resources Inc	846	82
National Financial Partners Corp (b)	320	7

		232

Lasers — Systems & Components (0.02%)
Excel Technology Inc (a)	300	8
Rofin-Sinar Technologies Inc (a)	250	11

		19

Leisure & Recreation Products (0.03%)
WMS Industries Inc (a)(b)	800	29
Life & Health Insurance (0.40%)
Cigna Corp	2,845	115

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Life & Health Insurance (continued)
Delphi Financial Group Inc	1,055	$31
Prudential Financial Inc	276	22
Reinsurance Group of America Inc	607	33
Unum Group	7,645	168

		369

Linen Supply & Related Items (0.02%)
Unifirst Corp/MA	392	15
Machinery — Construction & Mining (0.21%)
Astec Industries Inc (a)(b)	490	19
Bucyrus International Inc	300	31
Caterpillar Inc	449	35
Komatsu Ltd ADR	952	107

		192

Machinery — Farm (0.36%)
AGCO Corp (a)	1,282	77
Deere & Co	3,107	250

		327

Machinery — General Industry (0.27%)
Manitowoc Co Inc/The	3,880	158
Middleby Corp (a)(b)	432	27
Robbins & Myers Inc	890	29
Wabtec Corp	783	30

		244

Machinery Tools & Related Products (0.03%)
Kennametal Inc	1,060	31
Medical — Biomedical/Gene (0.34%)
Amgen Inc (a)	291	12
Applera Corp — Celera Group (a)(b)	1,860	27
Biogen Idec Inc (a)	1,050	65
Exelixis Inc (a)	1,110	8
Genomic Health Inc (a)(b)	290	6
Incyte Corp (a)(b)	1,990	21
Integra LifeSciences Holdings Corp (a)(b)	240	10
Invitrogen Corp (a)(b)	1,409	120
Millennium Pharmaceuticals Inc (a)	2,830	44

		313

Medical — Drugs (2.70%)
Abbott Laboratories	6,434	355
Allergan Inc/United States	990	56
AstraZeneca PLC ADR	683	26
Bristol-Myers Squibb Co	11,519	245
Cubist Pharmaceuticals Inc (a)(b)	1,033	19
Eli Lilly & Co	6,236	322
Forest Laboratories Inc (a)	1,560	63
GlaxoSmithKline PLC ADR	678	29
Indevus Pharmaceuticals Inc (a)	2,059	10

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Merck & Co Inc	11,170	$424
Novartis AG ADR	918	47
Pfizer Inc	28,492	596
Roche Holding AG ADR	1,235	117
Schering-Plough Corp	998	14
Sciele Pharma Inc (a)(b)	1,040	20
Shire PLC ADR (b)	922	54
Viropharma Inc (a)(b)	2,388	21
Wyeth	865	36
XenoPort Inc (a)(b)	330	13
Zymogenetics Inc (a)(b)	750	7

		2,474

Medical — Generic Drugs (0.17%)
Watson Pharmaceuticals Inc (a)	5,359	157
Medical — HMO (0.32%)
Aetna Inc	4,737	199
Health Net Inc (a)	614	19
UnitedHealth Group Inc	2,203	76

		294

Medical — Nursing Homes (0.01%)
Ensign Group Inc/The	576	5
Skilled Healthcare Group Inc (a)	730	8

		13

Medical — Outpatient & Home Medical Care (0.04%)
Amedisys Inc (a)	724	29
Res-Care Inc (a)	660	11

		40

Medical Imaging Systems (0.02%)
IRIS International Inc (a)	1,040	14
Medical Instruments (0.27%)
Intuitive Surgical Inc (a)	175	57
Medtronic Inc	1,191	58
St Jude Medical Inc (a)	3,178	137

		252

Medical Laboratory & Testing Service (0.05%)
Icon Plc ADR (a)	770	50
Medical Products (0.91%)
Baxter International Inc	4,997	289
Invacare Corp	340	7
Johnson & Johnson	7,814	507
Zoll Medical Corp (a)(b)	1,018	27

		830

Metal — Aluminum (0.01%)
Kaiser Aluminum Corp	170	12

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Metal — Diversified (0.15%)
Freeport-McMoRan Copper & Gold Inc	1,136	$109
Rio Tinto PLC ADR	70	29

		138

Metal Processors & Fabrication (0.12%)
Dynamic Materials Corp	211	9
Ladish Co Inc (a)	427	15
Precision Castparts Corp	810	83

		107

Miscellaneous Manufacturers (0.03%)
Aptargroup Inc	656	26
Multi-Line Insurance (1.52%)
ACE Ltd	4,001	220
Allianz SE ADR	6,062	119
American Financial Group Inc/OH	1,162	30
American International Group Inc	6,175	267
Assurant Inc	755	46
AXA SA ADR	2,276	82
Hartford Financial Services Group Inc	2,261	171
HCC Insurance Holdings Inc	1,313	30
MetLife Inc	4,975	300
XL Capital Ltd	811	24
Zurich Financial Services AG ADR	3,261	103

		1,392

Multimedia (0.85%)
Belo Corp	1,100	12
Liberty Media Corp — Entertainment (a)	2,229	51
News Corp	314	6
Time Warner Inc	4,368	61
Viacom Inc (a)	5,261	208
Walt Disney Co/The	12,471	391
WPP Group PLC ADR	849	51

		780

Networking Products (0.71%)
Anixter International Inc (a)(b)	498	32
Cisco Systems Inc (a)	17,053	411
Juniper Networks Inc (a)	7,126	178
Polycom Inc (a)(b)	1,473	33

		654

Non-Ferrous Metals (0.03%)
RTI International Metals Inc (a)	580	26
Office Automation & Equipment (0.04%)
Ricoh Co Ltd ADR	433	35
Oil — Field Services (0.92%)
Halliburton Co	2,340	92
Matrix Service Co (a)(b)	1,583	27

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Newpark Resources (a)	891	$5
Oceaneering International Inc (a)	420	26
Schlumberger Ltd	2,845	248
Superior Energy Services (a)(b)	767	30
Transocean Inc	2,281	308
Weatherford International Ltd (a)	990	72
W-H Energy Services Inc (a)	280	19
Willbros Group Inc (a)(b)	410	13

		840

Oil & Gas Drilling (0.07%)
Noble Corp (b)	1,211	60
Oil Company — Exploration & Production (1.36%)
Apache Corp	2,790	337
Berry Petroleum Co	560	26
Cimarex Energy Co	1,374	75
Devon Energy Corp	989	103
Mariner Energy Inc (a)(b)	860	23
Noble Energy Inc	536	39
Occidental Petroleum Corp	5,847	428
Penn Virginia Corp	1,002	44
Petroquest Energy Inc (a)(b)	1,532	27
Rosetta Resources Inc (a)	821	16
St Mary Land & Exploration Co	1,040	40
Talisman Energy Inc	3,494	62
Whiting Petroleum Corp (a)	480	31

		1,251

Oil Company — Integrated (4.25%)
BG Group PLC ADR (b)	952	109
BP PLC ADR	1,149	70
Chevron Corp	9,114	778
ConocoPhillips	4,435	338
ENI SpA ADR (b)	1,573	107
Exxon Mobil Corp	21,467	1,816
Hess Corp	1,033	91
Marathon Oil Corp	1,998	91
Murphy Oil Corp	2,641	217
Repsol YPF SA ADR	1,723	59
Royal Dutch Shell PLC — A shares ADR	822	57
Royal Dutch Shell PLC — B shares ADR	671	45
Total SA ADR	1,688	125

		3,903

Oil Field Machinery & Equipment (0.40%)
Dril-Quip Inc (a)(b)	641	30
FMC Technologies Inc (a)	1,720	98
National Oilwell Varco Inc (a)	4,167	243

		371

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Oil Refining & Marketing (0.02%)
Holly Corp	524	$23
Paper & Related Products (0.06%)
Buckeye Technologies Inc (a)	1,010	11
Rock-Tenn Co	1,440	43

		54

Pharmacy Services (0.47%)
Express Scripts Inc (a)	3,142	202
HealthExtras Inc (a)(b)	800	20
Medco Health Solutions Inc (a)	4,737	207

		429

Photo Equipment & Supplies (0.11%)
Eastman Kodak Co	3,563	63
Olympus Corp ADR (b)	1,299	39

		102

Physician Practice Management (0.02%)
Pediatrix Medical Group Inc (a)	274	18
Pipelines (0.43%)
El Paso Corp	3,037	51
National Fuel Gas Co	853	40
Oneok Inc	1,963	88
Questar Corp	2,891	163
Williams Cos Inc	1,487	49

		391

Printing — Commercial (0.09%)
Consolidated Graphics Inc (a)(b)	466	26
RR Donnelley & Sons Co	1,719	52

		78

Private Corrections (0.05%)
Cornell Cos Inc (a)(b)	744	17
Geo Group Inc/The (a)	1,056	30

		47

Property & Casualty Insurance (0.64%)
American Physicians Capital Inc	417	19
Amtrust Financial Services Inc	576	9
Arch Capital Group Ltd (a)	393	27
Chubb Corp	4,237	210
CNA Surety Corp (a)	410	6
National Interstate Corp	190	4
Navigators Group Inc (a)	310	17
Selective Insurance Group	497	12
Tower Group Inc	760	19
Travelers Cos Inc/The	5,216	250
United America Indemnity Ltd (a)	600	12

		585

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Publicly Traded Investment Fund (0.69%)
iShares S&P 500 Index Fund/US	4,784	$632
Publishing — Newspapers (0.00%)
AH Belo Corp	220	3
Real Estate Operator & Developer (0.08%)
Brookfield Asset Management Inc	2,706	73
Recreational Centers (0.03%)
Life Time Fitness Inc (a)(b)	880	27
Regional Banks (1.53%)
Bank of America Corp	13,138	498
Keycorp	1,482	33
PNC Financial Services Group Inc	2,483	163
US Bancorp	11,323	366
Wachovia Corp	2,937	79
Wells Fargo & Co	9,061	264

		1,403

Reinsurance (0.25%)
Argo Group International Holdings Ltd (a)	290	10
Aspen Insurance Holdings Ltd (b)	1,340	35
Axis Capital Holdings Ltd	2,351	80
Max Capital Group Ltd	930	24
PartnerRe Ltd	951	73
Validus Holdings Ltd	400	10

		232

REITS — Diversified (0.07%)
Entertainment Properties Trust	810	40
Investors Real Estate Trust	882	9
Washington Real Estate Investment Trust (b)	540	18

		67

REITS — Healthcare (0.05%)
Senior Housing Properties Trust	2,083	49
REITS — Hotels (0.15%)
Ashford Hospitality Trust Inc	2,000	11
DiamondRock Hospitality Co	1,700	22
FelCor Lodging Trust Inc	1,400	17
Host Hotels & Resorts Inc	5,713	91

		141

REITS — Mortgage (0.11%)
Annaly Capital Management Inc	2,917	44
Anthracite Capital Inc	1,020	7
Arbor Realty Trust Inc (b)	451	7
Gramercy Capital Corp/New York (b)	1,099	23
MFA Mortgage Investments Inc	3,800	24

		105

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
REITS — Office Property (0.17%)
BioMed Realty Trust Inc	1,452	$34
Boston Properties Inc	1,344	124

		158

REITS — Regional Malls (0.29%)
Simon Property Group Inc	2,211	205
Taubman Centers Inc	1,189	62

		267

REITS — Shopping Centers (0.04%)
Inland Real Estate Corp	780	12
Kite Realty Group Trust	380	5
Saul Centers Inc	140	7
Urstadt Biddle Properties Inc	550	9

		33

REITS — Warehouse & Industrial (0.07%)
AMB Property Corp	1,122	61
Research & Development (0.04%)
Parexel International Corp (a)	1,360	35
Resorts & Theme Parks (0.04%)
Vail Resorts Inc (a)(b)	673	33
Retail — Apparel & Shoe (0.21%)
Aeropostale Inc (a)	950	26
AnnTaylor Stores Corp (a)(b)	250	6
Brown Shoe Co Inc	894	13
Guess ? Inc	2,148	87
Gymboree Corp (a)(b)	510	20
Phillips-Van Heusen Corp	680	26
Wet Seal Inc/The (a)	4,700	16

		194

Retail — Appliances (0.01%)
Conn’s Inc (a)(b)	323	5
Retail — Auto Parts (0.15%)
Autozone Inc (a)	1,180	134
Retail — Automobile (0.01%)
Asbury Automotive Group Inc	390	5
Retail — Building Products (0.01%)
Home Depot Inc	422	12
Retail — Computer Equipment (0.17%)
GameStop Corp (a)	3,047	158
Retail — Consumer Electronics (0.06%)
RadioShack Corp	3,560	58

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
Retail — Discount (0.77%)
Big Lots Inc (a)(b)	2,970	$66
BJ’s Wholesale Club Inc (a)	1,520	54
Dollar Tree Inc (a)	1,887	52
Target Corp	672	34
TJX Cos Inc	6,779	224
Wal-Mart Stores Inc	5,264	278

		708

Retail — Drug Store (0.15%)
CVS Caremark Corp	2,916	118
Walgreen Co	518	20

		138

Retail — Hypermarkets (0.07%)
SUPERVALU Inc	2,156	65
Retail — Jewelry (0.17%)
Signet Group PLC ADR (b)	1,966	24
Tiffany & Co	3,149	132

		156

Retail — Restaurants (0.72%)
Jack in the Box Inc (a)	640	17
McDonald’s Corp	8,329	465
Sonic Corp (a)(b)	550	12
Yum! Brands Inc	4,501	167

		661

Retail — Sporting Goods (0.02%)
Hibbett Sports Inc (a)(b)	1,169	18
Rubber — Tires (0.08%)
Continental AG ADR	508	52
Cooper Tire & Rubber Co	1,740	26

		78

Savings & Loans — Thrifts (0.18%)
Flushing Financial Corp	180	3
Hudson City Bancorp Inc	9,165	162

		165

Schools (0.13%)
Apollo Group Inc (a)	1,178	51
DeVry Inc	600	25
INVESTools Inc (a)	1,910	21
ITT Educational Services Inc (a)	557	26

		123

Seismic Data Collection (0.05%)
Dawson Geophysical Co (a)	192	13
ION Geophysical Corp (a)	2,216	31

		44

Semiconductor Component — Integrated Circuits (0.10%)
Emulex Corp (a)	2,110	34

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Semiconductor Component — Integrated Circuits (continued)
Pericom Semiconductor Corp (a)	720	$11
Power Integrations Inc (a)	825	24
Standard Microsystems Corp (a)	672	20

		89

Steel — Producers (0.50%)
AK Steel Holding Corp	2,181	119
ArcelorMittal	1,121	92
Carpenter Technology Corp	611	34
Nucor Corp	1,571	106
POSCO ADR	408	49
Reliance Steel & Aluminum Co	1,043	62

		462

Steel Pipe & Tube (0.01%)
Valmont Industries Inc	125	11
Telecommunication Equipment (0.11%)
ADC Telecommunications Inc (a)	1,950	24
CommScope Inc (a)	1,123	39
Comtech Telecommunications Corp (a)(b)	879	34

		97

Telecommunication Equipment — Fiber Optics (0.26%)
Corning Inc	9,818	236
Telecommunication Services (0.23%)
Consolidated Communications Holdings Inc	1,120	17
Embarq Corp	2,485	100
Premiere Global Services Inc (a)(b)	2,460	35
Singapore Telecommunications Ltd ADR	2,078	59

		211

Telephone — Integrated (1.87%)
Alaska Communications Systems Group Inc	1,625	20
AT&T Inc	24,746	948
CenturyTel Inc	2,973	99
France Telecom SA ADR	1,818	61
Nippon Telegraph & Telephone Corp ADR	1,965	43
Royal KPN NV ADR	4,330	73
Telefonica SA ADR	1,299	112
Verizon Communications Inc	8,931	325
Windstream Corp	3,094	37

		1,718

Television (0.02%)
Lin TV Corp (a)(b)	640	6
Sinclair Broadcast Group Inc	1,581	14

		20

Textile — Apparel (0.02%)
Perry Ellis International Inc (a)	830	18

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Theaters (0.04%)
Regal Entertainment Group (b)	1,860	$36
Therapeutics (0.43%)
Alnylam Pharmaceuticals Inc (a)(b)	380	9
BioMarin Pharmaceutical Inc (a)	810	29
Gilead Sciences Inc (a)	6,478	334
Medarex Inc (a)	2,074	18
Progenics Pharmaceuticals Inc (a)(b)	720	5

		395

Tobacco (1.19%)
Alliance One International Inc (a)	1,540	9
Altria Group Inc	9,454	210
British American Tobacco PLC ADR	850	64
Imperial Tobacco Group PLC ADR	649	60
Loews Corp — Carolina Group	1,729	125
Philip Morris International Inc (a)	9,454	478
Reynolds American Inc	2,414	143

		1,089

Tools — Hand Held (0.16%)
Makita Corp ADR	1,125	35
Snap-On Inc	2,217	113

		148

Toys (0.32%)
Hasbro Inc	6,317	176
Jakks Pacific Inc (a)	1,194	33
Nintendo Co Ltd ADR	1,277	83

		292

Transport — Marine (0.04%)
Tidewater Inc	710	39
Transport — Rail (0.21%)
Burlington Northern Santa Fe Corp	1,373	126
CSX Corp	1,189	67

		193

Transport — Services (0.34%)
HUB Group Inc (a)	760	25
United Parcel Service Inc	3,924	287

		312

Vitamins & Nutrition Products (0.04%)
Herbalife Ltd	810	38
Web Portals (0.30%)
Google Inc (a)	622	274
Wire & Cable Products (0.01%)
Belden Inc	324	11

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Wireless Equipment (0.26%)
EMS Technologies Inc (a)	337	$9
Nokia OYJ ADR	3,550	113
Qualcomm Inc	2,552	105
Viasat Inc (a)(b)	550	12

		239

X-Ray Equipment (0.04%)
Hologic Inc (a)	640	36

TOTAL COMMON STOCKS		$54,169

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (32.89%)
Aerospace & Defense (0.09%)
Lockheed Martin Corp
4.12%, 3/14/2013	$80	80
Aerospace & Defense Equipment (0.07%)
GenCorp Inc
9.50%, 8/15/2013	60	60
Agricultural Operations (0.10%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	95	96
Airlines (0.15%)
American Airlines Inc
7.25%, 2/ 5/2009	35	35
Continental Airlines Inc
5.98%, 4/19/2022	30	27
Delta Air Lines Inc
7.11%, 9/18/2011	50	49
Southwest Airlines Co
6.15%, 8/ 1/2022 (c)	25	24

		135

Appliances (0.03%)
Whirlpool Corp
3.30%, 6/15/2009 (d)	25	25
Asset Backed Securities (3.67%)
Ameriquest Mortgage Securities Inc
2.90%, 3/25/2035 (d)	13	10
Argent Securities Inc
2.75%, 7/25/2036 (d)(e)	300	206
Carrington Mortgage Loan Trust
2.88%, 12/25/2035 (d)	275	264
Citigroup Mortgage Loan Trust Inc
2.75%, 3/25/2037 (d)	150	137
Countrywide Asset-Backed Certificates
3.67%, 1/25/2034 (d)	220	170
2.89%, 2/25/2036 (d)(e)	163	159
2.85%, 3/25/2036 (d)(e)	226	209

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Countrywide Asset-Backed Certificates (continued)
2.76%, 2/25/2037 (d)	$150	$128
2.77%, 6/25/2037 (d)	150	103
Countrywide Home Equity Loan Trust
3.02%, 5/15/2036 (d)(e)	121	83
First Franklin Mortgage Loan Asset Backed Certificates
2.87%, 9/25/2035 (d)	246	236
2.84%, 11/25/2035 (d)	400	380
First Horizon Asset Backed Trust
2.73%, 10/25/2026 (d)	151	118
First-Citizens Home Equity Loan LLC
3.03%, 9/15/2022 (d)(f)	56	52
GMAC Mortgage Corp Loan Trust
2.81%, 11/25/2036 (d)(e)	207	123
Great America Leasing Receivables
5.39%, 9/15/2011 (f)	30	31
JP Morgan Mortgage Acquisition Corp
2.77%, 4/25/2036 (d)(e)	200	182
5.45%, 11/25/2036	120	120
2.75%, 3/25/2037 (d)	75	65
Long Beach Mortgage Loan Trust
3.13%, 6/25/2034 (d)	30	22
2.71%, 10/25/2036 (d)(e)	275	248
2.77%, 12/25/2036 (d)	175	102
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (d)(f)	39	39
Morgan Stanley ABS Capital I
2.78%, 2/25/2036 (d)	175	155
MSDWCC Heloc Trust
2.79%, 7/25/2017 (d)	24	21

		3,363

Auto — Car & Light Trucks (0.13%)
Daimler Finance North America LLC
3.30%, 3/13/2009 (d)	75	74
5.75%, 9/ 8/2011	40	41

		115

Auto/Truck Parts & Equipment — Original (0.02%)
Tenneco Inc
10.25%, 7/15/2013	21	22
Automobile Sequential (0.27%)
Capital Auto Receivables Asset Trust
3.19%, 6/15/2010 (d)	50	49
5.52%, 3/15/2011 (d)	60	61
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	60	58
5.60%, 10/15/2012	20	20
WFS Financial Owner Trust
4.50%, 5/17/2013	55	56

		244

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Beverages — Wine & Spirits (0.04%)
Constellation Brands Inc
8.38%, 12/15/2014	$40	$41
Brewery (0.04%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011	30	36
Building — Residential & Commercial (0.02%)
DR Horton Inc
8.00%, 2/ 1/2009	5	5
6.00%, 4/15/2011	5	4
M/I Homes Inc
6.88%, 4/ 1/2012	10	9

		18

Building & Construction Products — Miscellaneous (0.01%)
CRH America Inc
6.40%, 10/15/2033	10	9
Building Products — Cement & Aggregate (0.10%)
Martin Marietta Materials Inc
3.40%, 4/30/2010 (d)	90	88
Building Products — Wood (0.27%)
Masco Corp
3.20%, 3/12/2010 (d)	265	248
Cable TV (0.34%)
Charter Communications Holdings II LLC
10.25%, 9/15/2010	25	23
Charter Communications Inc
10.88%, 9/15/2014 (f)	10	10
Charter Communications Operating LLC
8.38%, 4/30/2014 (f)	20	18
COX Communications Inc
4.63%, 1/15/2010	30	30
6.75%, 3/15/2011	50	52
7.13%, 10/ 1/2012	5	5
DirecTV Holdings LLC/DirecTV Financing
8.38%, 3/15/2013	80	81
Echostar DBS Corp
6.63%, 10/ 1/2014	50	45
Rogers Cable Inc
6.75%, 3/15/2015	50	50

		314

Casino Hotels (0.11%)
Harrah’s Operating Co Inc
5.50%, 7/ 1/2010	65	57
MGM Mirage
6.63%, 7/15/2015	20	17
Wynn Las Vegas Capital Corp
6.63%, 12/ 1/2014 (f)	31	30

		104

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Cellular Telecommunications (0.49%)
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012	$75	$84
Nextel Communications Inc
5.95%, 3/15/2014	90	67
Rogers Wireless Inc
7.25%, 12/15/2012	65	69
6.38%, 3/ 1/2014	70	69
Rural Cellular Corp
8.25%, 3/15/2012	45	46
Vodafone Group PLC
3.14%, 6/15/2011 (d)	45	45
3.37%, 2/27/2012 (d)(e)	75	68

		448

Chemicals — Specialty (0.01%)
Nalco Co
7.75%, 11/15/2011	10	10
Coal (0.06%)
Arch Western Finance LLC
6.75%, 7/ 1/2013	10	10
Peabody Energy Corp
7.38%, 11/ 1/2016	40	41

		51

Coatings & Paint (0.02%)
Valspar Corp
5.63%, 5/ 1/2012	20	20
Commercial Banks (0.19%)
Commonwealth Bank of Australia
6.02%, 3/15/2036 (f)	40	34
VTB Capital SA
3.84%, 8/ 1/2008 (d)(e)(f)	100	99
Woori Bank
6.13%, 5/ 3/2016 (d)(f)	40	39

		172

Commercial Services (0.11%)
ARAMARK Corp
8.50%, 2/ 1/2015	10	10
Iron Mountain Inc
8.25%, 7/ 1/2011	70	70
8.63%, 4/ 1/2013	25	25

		105

Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013	30	30
Computers — Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009	20	21

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Computers — Memory Devices (0.06%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (b)	$20	$20
6.80%, 10/ 1/2016	35	33

		53

Containers — Metal & Glass (0.02%)
Vitro SAB de CV
9.13%, 2/ 1/2017	20	17
Containers — Paper & Plastic (0.07%)
Jefferson Smurfit
8.25%, 10/ 1/2012	15	13
Pactiv Corp
5.88%, 7/15/2012	35	36
6.40%, 1/15/2018	15	15

		64

Credit Card Asset Backed Securities (0.35%)
American Express Credit Account Master Trust
3.05%, 8/15/2011 (d)(f)	30	30
Arran
3.00%, 12/15/2010 (d)	100	97
Citibank Credit Card Master Trust I
3.28%, 3/10/2011 (d)	100	98
Providian Master Note Trust
5.10%, 11/15/2012 (f)	100	96

		321

Data Processing & Management (0.22%)
Dun & Bradstreet Corp
5.50%, 3/15/2011	30	31
Fidelity National Information Services
4.75%, 9/15/2008	75	73
Fiserv Inc
6.13%, 11/20/2012	95	98

		202

Dialysis Centers (0.01%)
DaVita Inc
6.63%, 3/15/2013	10	10
Diversified Financial Services (0.08%)
General Electric Capital Corp
6.38%, 11/15/2067 (d)	75	73
Diversified Manufacturing Operations (0.18%)
Bombardier Inc
8.00%, 11/15/2014 (f)	35	36
Carlisle Cos Inc
6.13%, 8/15/2016	50	54
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (f)	75	79

		169

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Diversified Operations (0.08%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (d)(e)(f)	$75	$49
Susser Holdings LLC
10.63%, 12/15/2013	25	26

		75

Drug Delivery Systems (0.05%)
Hospira Inc
3.18%, 3/30/2010 (d)(e)	50	49
E-Commerce — Products (0.02%)
FTD Inc
7.75%, 2/15/2014	20	18
Electric — Generation (0.27%)
Edison Mission Energy
7.00%, 5/15/2017	5	5
Indiantown Cogeneration LP
9.26%, 12/15/2010	43	45
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (f)	20	20
System Energy Resources Inc
6.20%, 10/ 1/2012	100	104
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (f)	39	40
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (f)	28	29

		243

Electric — Integrated (1.14%)
Arizona Public Service Co
6.38%, 10/15/2011	30	31
6.50%, 3/ 1/2012	25	26
5.80%, 6/30/2014	45	44
6.25%, 8/ 1/2016	40	40
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	25	25
Carolina Power & Light Co
6.65%, 4/ 1/2008	50	50
Commonwealth Edison Co
6.15%, 3/15/2012	25	26
4.70%, 4/15/2015	50	48
Consumers Energy Co
4.25%, 4/15/2008	10	10
Entergy Gulf States Inc
3.60%, 6/ 1/2008	30	30
3.74%, 12/ 8/2008 (d)(f)	70	70
Northeast Utilities
3.30%, 6/ 1/2008	25	25
NorthWestern Corp
5.88%, 11/ 1/2014	65	65
Oncor Electric Delivery Co
6.38%, 5/ 1/2012	125	129

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Public Service Co of Oklahoma
6.63%, 11/15/2037	$60	$57
Puget Sound Energy Inc
3.36%, 6/ 1/2008	30	30
Sierra Pacific Power Co
6.25%, 4/15/2012	175	179
TECO Energy Inc
5.24%, 5/ 1/2010 (d)	65	65
Texas Competitive Electric Holdings Co
10.25%, 11/ 1/2015 (f)	35	35
Transelec SA
7.88%, 4/15/2011	10	11
Union Electric Co
4.65%, 10/ 1/2013	35	35
Wisconsin Power & Light Co
6.38%, 8/15/2037	15	15

		1,046

Electric — Transmission (0.11%)
EEB International Ltd
8.75%, 10/31/2014 (b)(f)	100	103
Electronic Components — Miscellaneous (0.13%)
Flextronics International Ltd
6.50%, 5/15/2013	15	14
Jabil Circuit Inc
5.88%, 7/15/2010	50	49
NXP BV/NXP Funding LLC
7.01%, 10/15/2013 (d)	65	54

		117

Electronic Components — Semiconductors (0.06%)
Amkor Technology Inc
7.75%, 5/15/2013	15	14
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013	40	40

		54

Electronic Connectors (0.04%)
Thomas & Betts Corp
6.63%, 5/ 7/2008	40	40
Electronic Measurement Instruments (0.08%)
Agilent Technologies Inc
6.50%, 11/ 1/2017	70	70
Electronics — Military (0.07%)
L-3 Communications Corp
5.88%, 1/15/2015	65	62
Finance — Auto Loans (0.22%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009	20	19
9.88%, 8/10/2011	100	89
7.80%, 6/ 1/2012	15	12

	Principal
	Amount	Value
	(000’s)	(000’fs)

BONDS (continued)
Finance — Auto Loans (continued)
GMAC LLC
6.88%, 9/15/2011	$40	$31
6.00%, 12/15/2011	40	30
6.63%, 5/15/2012	30	23

		204

Finance — Commercial (0.52%)
CIT Group Inc
3.47%, 4/27/2011 (d)(e)	100	73
Textron Financial Corp
3.22%, 2/25/2011 (d)(e)	100	98
6.00%, 2/15/2067 (d)(f)	30	26
Textron Financial Floorplan Master Note
3.21%, 5/13/2010 (d)(e)(f)	275	275

		472

Finance — Consumer Loans (0.30%)
HSBC Finance Corp
3.35%, 11/16/2009 (d)	75	72
4.13%, 11/16/2009	75	74
7.00%, 5/15/2012	65	67
SLM Corp
3.49%, 7/26/2010 (d)	75	59

		272

Finance — Credit Card (0.16%)
Capital One Bank USA NA
5.00%, 6/15/2009	75	74
6.50%, 6/13/2013	60	57
Capital One Capital III
7.69%, 8/15/2036	20	15

		146

Finance — Investment Banker & Broker (1.32%)
Bear Stearns Cos Inc/The
3.46%, 4/29/2008 (d)	40	40
5.30%, 10/30/2015	15	14
Goldman Sachs Group Inc/The
3.88%, 1/15/2009	45	45
3.28%, 3/ 2/2010 (d)	75	74
5.95%, 1/18/2018	115	114
6.45%, 5/ 1/2036	35	31
Jefferies Group Inc
6.45%, 6/ 8/2027	75	60
JPMorgan Chase & Co
5.25%, 5/ 1/2015	165	164
Lazard Group
7.13%, 5/15/2015	45	44
6.85%, 6/15/2017	30	28
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	35	22
Lehman Brothers Holdings Inc
5.63%, 1/24/2013	70	68
6.20%, 9/26/2014	65	64

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Lehman Brothers Holdings Inc (continued)
6.50%, 7/19/2017	$40	$38
Merrill Lynch & Co Inc
3.40%, 2/ 6/2009 (d)	160	158
Morgan Stanley
4.54%, 1/15/2010 (d)	100	98
5.30%, 3/ 1/2013	30	30
4.75%, 4/ 1/2014	5	5
5.38%, 10/15/2015	120	114

		1,211

Finance — Leasing Company (0.10%)
International Lease Finance Corp
5.63%, 9/20/2013	44	43
5.65%, 6/ 1/2014	50	48

		91

Finance — Mortgage Loan/Banker (0.38%)
Countrywide Financial Corp
3.35%, 5/ 5/2008 (d)	100	99
2.85%, 12/19/2008 (d)	85	80
5.80%, 6/ 7/2012	65	59
6.25%, 5/15/2016 (b)	40	33
Residential Capital LLC
6.18%, 5/22/2009 (d)	75	43
8.00%, 2/22/2011 (d)	65	32

		346

Finance — Other Services (0.02%)
Alamosa Delaware Inc
8.50%, 1/31/2012	20	18
Financial Guarantee Insurance (0.07%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	20	7
MBIA Insurance Corp
14.00%, 1/15/2033 (d)(f)	45	44
MGIC Investment Corp
5.63%, 9/15/2011	20	17

		68

Food — Miscellaneous/Diversified (0.08%)
Corn Products International Inc
8.45%, 8/15/2009	45	48
Kraft Foods Inc
3.60%, 8/11/2010 (d)	30	29

		77

Food — Retail (0.12%)
Kroger Co
6.15%, 1/15/2020	55	57
Safeway Inc
3.00%, 3/27/2009 (d)	50	49

		106

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Gas — Distribution (0.08%)
Sempra Energy
4.75%, 5/15/2009	$40	$41
Southern Union Co
6.15%, 8/16/2008	30	30

		71

Health Care Cost Containment (0.03%)
McKesson Corp
5.25%, 3/ 1/2013	30	31
Home Equity — Other (1.53%)
Bear Stearns Asset Backed Securities Trust
2.76%, 8/25/2036 (d)(e)	200	163
Citigroup Mortgage Loan Trust Inc
2.87%, 10/25/2035 (d)(e)	200	198
2.75%, 12/25/2035 (d)(e)	144	142
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (d)	75	54
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	90	80
5.81%, 10/25/2036	35	27
6.05%, 12/25/2037 (d)	65	47
GSAA Trust
2.74%, 4/25/2047 (d)(e)	143	113
IXIS Real Estate Capital Trust
2.86%, 9/25/2035 (d)	11	11
Option One Mortgage Loan Trust
3.65%, 5/25/2034 (d)	85	61
2.70%, 7/25/2036 (d)(e)	225	208
Residential Asset Securities Corp
2.80%, 5/25/2035 (d)(e)	29	29
Specialty Underwriting & Residential Finance
3.11%, 2/25/2035 (d)	48	40
2.83%, 3/25/2036 (d)	29	29
WAMU Asset-Backed Certificates
2.77%, 5/25/2037 (d)	85	62
Wells Fargo Home Equity Trust
3.10%, 4/25/2034 (d)(e)	94	75
2.89%, 10/25/2035 (d)(f)	73	64

		1,403

Home Equity — Sequential (0.14%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	75	63
5.51%, 8/25/2036	65	63

		126

Independent Power Producer (0.03%)
NRG Energy Inc
7.25%, 2/ 1/2014	25	25
Industrial Automation & Robots (0.02%)
Rockwell Automation Inc/DE
5.65%, 12/ 1/2017	20	21

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Insurance Brokers (0.05%)
Willis North America Inc
6.20%, 3/28/2017	$45	$45
Investment Companies (0.16%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (f)	100	101
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (d)(f)	50	49

		150

Investment Management & Advisory Services (0.06%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (d)	60	57
Life & Health Insurance (0.13%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)(f)	35	32
Lincoln National Corp
5.65%, 8/27/2012	20	20
6.05%, 4/20/2067 (d)	25	22
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	25	25
Unum Group
5.86%, 5/15/2009	20	21

		120

Machinery — Farm (0.05%)
Case New Holland Inc
6.00%, 6/ 1/2009	50	50
Medical — Biomedical/Gene (0.03%)
Amgen Inc
5.85%, 6/ 1/2017	25	25
Medical — Drugs (0.19%)
Abbott Laboratories
5.60%, 11/30/2017	120	125
Angiotech Pharmaceuticals Inc
6.83%, 12/ 1/2013 (d)	65	50

		175

Medical — HMO (0.52%)
Coventry Health Care Inc
5.88%, 1/15/2012	90	91
6.30%, 8/15/2014	65	65
5.95%, 3/15/2017	25	24
Health Net Inc
6.38%, 6/ 1/2017	70	65
UnitedHealth Group Inc
5.50%, 11/15/2012	80	81
4.88%, 2/15/2013	35	34
6.88%, 2/15/2038	50	48
WellPoint Inc
5.85%, 1/15/2036	50	42

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — HMO (continued)
WellPoint Inc (continued)
6.38%, 6/15/2037	$30	$27

		477

Medical — Hospitals (0.09%)
Community Health Systems Inc
8.88%, 7/15/2015	20	20
HCA Inc
9.25%, 11/15/2016	60	62

		82

Medical — Wholesale Drug Distribution (0.10%)
AmerisourceBergen Corp
5.63%, 9/15/2012	40	41
Cardinal Health Inc
5.65%, 6/15/2012	50	52

		93

Medical Instruments (0.04%)
Boston Scientific Corp
6.00%, 6/15/2011	35	34
Medical Laboratory & Testing Service (0.01%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017	10	10
Metal — Diversified (0.08%)
Falconbridge Ltd
5.38%, 6/ 1/2015	15	15
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015	20	21
8.38%, 4/ 1/2017	20	21
Xstrata Canada Corp
7.25%, 7/15/2012	15	16

		73

Metal Processors & Fabrication (0.02%)
Commercial Metals Co
6.50%, 7/15/2017	20	21
Money Center Banks (0.19%)
Comerica Capital Trust II
6.58%, 2/20/2037	45	30
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(f)	50	42
Unicredit Luxembourg Finance SA
6.00%, 10/31/2017 (f)	100	99

		171

Mortgage Backed Securities (10.57%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (d)	50	38
Banc of America Alternative Loan Trust
3.00%, 6/25/2036 (d)	133	128
Banc of America Commercial Mortgage Inc
4.86%, 7/10/2043	205	200

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Inc (continued)
4.97%, 7/10/2043	$40	$29
5.33%, 9/10/2045	100	99
5.31%, 10/10/2045 (d)	80	79
5.68%, 7/10/2046 (d)	75	69
Banc of America Funding Corp
2.82%, 7/20/2036 (d)(e)	219	108
Bear Stearns Adjustable Rate Mortgage Trust
3.56%, 6/25/2034 (d)	50	50
Bear Stearns Alt-A Trust
2.76%, 11/25/2036 (d)(e)	155	100
2.77%, 4/25/2037 (d)(e)	122	79
Bear Stearns Commercial Mortgage Securities Inc
0.49%, 5/11/2039 (d)(f)	444	6
3.24%, 2/11/2041	10	10
5.47%, 6/11/2041	130	132
Bella Vista Mortgage Trust
2.79%, 5/20/2045 (d)(e)	122	91
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (d)	116	111
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (d)	1,420	32
Citigroup/Deutsche Bank Commercial Mortgage
0.43%, 10/15/2048 (d)	2,518	48
0.34%, 12/11/2049 (d)	1,786	27
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037	194	191
4.85%, 5/10/2043 (d)	25	18
0.06%, 12/10/2046 (d)(f)	1,460	15
5.25%, 12/10/2046	70	69
5.82%, 12/10/2049 (d)	100	69
Countrywide Alternative Loan Trust
5.64%, 7/20/2035 (d)	45	31
Countrywide Asset-Backed Certificates
3.00%, 4/25/2036 (d)(e)	200	96
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (d)	225	223
2.90%, 4/25/2046 (d)(e)	177	120
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (d)	60	61
0.58%, 9/15/2039 (f)	1,463	37
5.81%, 9/15/2039 (d)	80	74
0.09%, 12/15/2039	479	7
0.67%, 12/15/2039 (d)	1,776	51
CS First Boston Mortgage Securities Corp
1.11%, 3/15/2036 (d)(f)	427	8
0.40%, 5/15/2036 (d)(f)	686	5
0.58%, 7/15/2036 (d)(f)	771	11
4.95%, 7/15/2037	120	88

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
CS First Boston Mortgage Securities Corp (continued)
0.19%, 11/15/2037 (d)(f)	$1,309	$23
7.73%, 9/15/2041 (d)	30	31
CW Capital Cobalt Ltd
5.17%, 8/15/2048	105	103
Fannie Mae
6.50%, 2/25/2047	30	32
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032	45	47
Freddie Mac
5.50%, 9/15/2031 (d)	100	103
GE Capital Commercial Mortgage Corp
0.25%, 5/10/2014	2,932	30
5.61%, 4/10/2017 (d)	135	122
4.98%, 5/10/2043	220	216
5.33%, 11/10/2045 (d)	60	44
5.33%, 11/10/2045 (d)	200	201
Ginnie Mae
4.51%, 10/16/2028 (d)	57	57
3.96%, 6/16/2031	68	68
1.11%, 2/16/2047 (d)	559	29
0.85%, 3/16/2047 (d)	522	29
Greenpoint Mortgage Funding Trust
2.87%, 6/25/2045 (d)(e)	142	129
2.91%, 10/25/2045 (d)(e)	151	119
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	205	184
0.28%, 6/10/2036 (d)(f)	4,810	38
5.91%, 7/10/2038 (d)	70	66
0.32%, 3/10/2039 (d)(f)	1,283	24
GS Mortgage Securities Corp II
0.65%, 11/10/2039 (f)	998	34
5.80%, 8/10/2045 (d)	65	60
Impac CMB Trust
2.91%, 4/25/2035 (d)	23	15
Impac Secured Assets CMN Owner Trust
2.88%, 3/25/2036 (d)(e)	300	191
Indymac Index Mortgage Loan Trust
2.78%, 1/25/2037 (d)(e)	160	107
2.84%, 6/25/2037 (d)	136	99
JP Morgan Chase Commercial Mortgage Securities
0.49%, 10/12/2035 (d)(f)	489	15
5.02%, 1/12/2037	15	12
5.12%, 9/12/2037 (d)	25	18
1.11%, 1/12/2039 (d)(f)	553	14
5.45%, 6/12/2041 (d)	75	64
0.25%, 1/15/2042 (d)(f)	1,381	20
4.78%, 7/15/2042	90	84
5.59%, 5/12/2045 (d)	55	50

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities (continued)
5.44%, 5/15/2045 (d)	$100	$90
5.30%, 5/15/2047 (d)	105	103
5.82%, 6/15/2049 (d)	60	55
6.20%, 2/12/2051 (f)	55	39
JP Morgan Mortgage Trust
5.30%, 7/25/2035	45	44
4.95%, 11/25/2035 (d)	125	117
5.29%, 4/25/2036 (d)	15	16
5.82%, 6/25/2036 (d)(e)	76	75
5.82%, 6/25/2036 (d)	35	31
5.98%, 6/25/2036 (d)	26	25
5.94%, 8/25/2036 (d)	170	149
5.56%, 10/25/2036 (d)	180	145
5.71%, 4/25/2037 (d)	55	50
LB Commercial Conduit Mortgage Trust
6.21%, 10/15/2035	424	424
LB-UBS Commercial Mortgage Trust
5.97%, 3/15/2026 (e)	91	91
4.44%, 12/15/2029 (d)	100	98
4.31%, 2/15/2030	195	192
5.74%, 6/15/2032	65	66
0.61%, 3/15/2034 (d)(f)	462	3
0.32%, 3/15/2036 (d)(f)	520	12
1.11%, 3/15/2036 (d)(f)	397	8
0.66%, 8/15/2036 (d)(f)	596	8
5.41%, 9/15/2039 (d)	25	23
5.46%, 2/15/2040 (d)	245	219
5.48%, 2/15/2040 (d)	60	46
5.49%, 2/15/2040 (d)	105	94
6.24%, 7/17/2040 (d)	60	43
6.17%, 9/15/2045 (d)	75	71
Merrill Lynch Alternative Note Asset Trust
2.81%, 4/25/2037 (d)	150	82
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	90	84
5.61%, 5/12/2039 (d)	85	85
5.66%, 5/12/2039 (d)	60	56
0.52%, 2/12/2042 (d)	1,793	16
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (d)	55	50
0.54%, 8/12/2048 (d)	997	32
0.09%, 12/12/2049 (d)(f)	722	9
5.75%, 6/12/2050 (d)	100	69
Morgan Stanley Capital I
1.01%, 1/13/2041 (d)(f)	391	11
0.06%, 12/15/2043 (d)(f)	1,037	12
5.63%, 4/12/2049 (d)	70	69
5.81%, 4/12/2049	60	41

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust
4.11%, 2/20/2034 (d)	$77	$72
Structured Adjustable Rate Mortgage Loan Trust
5.25%, 12/25/2035	49	45
5.25%, 2/25/2036 (d)	66	62
Structured Asset Securities Corp
5.50%, 6/25/2036 (d)	100	82
Thornburg Mortgage Securities Trust
2.74%, 1/25/2036 (d)(e)	184	183
Wachovia Bank Commercial Mortgage Trust
0.23%, 11/15/2035 (f)	1,595	14
0.43%, 10/15/2041 (d)(f)	2,477	31
0.26%, 3/15/2042 (d)(f)	3,619	32
4.94%, 4/15/2042	210	206
5.25%, 12/15/2043	65	63
5.48%, 12/15/2043	20	13
5.60%, 12/15/2043	50	29
4.52%, 5/15/2044	65	64
5.80%, 7/15/2045	100	93
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (f)	42	41
WaMu Mortgage Pass Through Certificates
3.80%, 6/25/2034 (d)	85	85
4.68%, 5/25/2035 (d)	40	40
3.54%, 7/25/2044 (d)	24	21
3.13%, 1/25/2045 (d)	78	42
2.98%, 11/25/2045 (d)(e)	119	107
2.82%, 8/25/2046 (d)(e)	250	187
Washington Mutual Alternative Mortgage
2.88%, 6/25/2046 (d)	173	87
Wells Fargo Mortgage Backed Securities
4.21%, 3/25/2035 (d)	65	60

		9,700

Multi-Line Insurance (0.40%)
Allstate Corp/The
6.13%, 5/15/2037 (d)	50	46
CNA Financial Corp
6.00%, 8/15/2011	40	41
Genworth Financial Inc
6.15%, 11/15/2066 (d)	45	38
ING Groep NV
5.78%, 12/ 8/2035	75	64
Metropolitan Life Global Funding I
2.95%, 3/17/2009 (d)(f)	160	160
XL Capital Ltd
6.50%, 12/31/2049 (d)	30	22

		371

Multimedia (0.24%)
News America Inc
6.20%, 12/15/2034	15	14
6.65%, 11/15/2037 (f)	100	101

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Multimedia (continued)
Viacom Inc
3.15%, 6/16/2009 (d)(e)	$75	$74
5.75%, 4/30/2011	30	30

		219

Mutual Insurance (0.03%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (d)(f)	35	31
Non-Hazardous Waste Disposal (0.08%)
Allied Waste North America Inc
5.75%, 2/15/2011	25	25
7.88%, 4/15/2013	10	10
Oakmont Asset Trust
4.51%, 12/22/2008 (f)	35	35

		70

Office Automation & Equipment (0.08%)
Xerox Corp
5.50%, 5/15/2012	30	30
6.40%, 3/15/2016	25	26
6.75%, 2/ 1/2017	20	21

		77

Office Furnishings — Original (0.02%)
Steelcase Inc
6.50%, 8/15/2011	20	21
Oil — Field Services (0.11%)
BJ Services Co
3.25%, 6/ 1/2008 (d)	100	100
Oil Company — Exploration & Production (0.66%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (d)(e)	75	74
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	80	82
6.75%, 2/ 1/2039	60	61
Chesapeake Energy Corp
7.63%, 7/15/2013	25	26
Forest Oil Corp
8.00%, 12/15/2011	10	10
Marathon Oil Canada Corp
8.38%, 5/ 1/2012	25	28
Newfield Exploration Co
6.63%, 9/ 1/2014	40	39
Nexen Inc
5.05%, 11/20/2013	35	35
6.40%, 5/15/2037	35	33
PetroHawk Energy Corp
9.13%, 7/15/2013	20	21
Pioneer Natural Resources Co
6.65%, 3/15/2017	50	47
Southwestern Energy Co
7.50%, 2/ 1/2018 (f)	20	21

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
Swift Energy Co
7.13%, 6/ 1/2017	$25	$23
Talisman Energy Inc
6.25%, 2/ 1/2038	30	28
XTO Energy Inc
5.90%, 8/ 1/2012	70	73

		601

Oil Company — Integrated (0.17%)
Husky Energy Inc
6.15%, 6/15/2019	35	36
6.80%, 9/15/2037	50	51
Petrobras International Finance Co
8.38%, 12/10/2018	40	46
Petronas Capital Ltd
7.88%, 5/22/2022 (f)	20	24

		157

Oil Refining & Marketing (0.10%)
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011	70	75
Tesoro Corp
6.63%, 11/ 1/2015	20	18

		93

Paper & Related Products (0.06%)
Alto Parana SA
6.38%, 6/ 9/2017 (f)	40	41
Rock-Tenn Co
9.25%, 3/15/2016 (f)	10	10

		51

Pharmacy Services (0.10%)
Medco Health Solutions Inc
7.25%, 8/15/2013	60	67
Omnicare Inc
6.75%, 12/15/2013	10	9
6.88%, 12/15/2015	15	13

		89

Physician Practice Management (0.01%)
US Oncology Inc
10.75%, 8/15/2014	10	10
Pipelines (0.56%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017	25	24
CenterPoint Energy Resources Corp
6.13%, 11/ 1/2017	10	10
6.63%, 11/ 1/2037	10	10
Copano Energy LLC
8.13%, 3/ 1/2016	21	22
El Paso Natural Gas Co
5.95%, 4/15/2017	15	15

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Pipelines (continued)
Enbridge Energy Partners LP
4.00%, 1/15/2009	$20	$20
National Fuel Gas Co
5.25%, 3/ 1/2013	30	31
Northwest Pipeline Corp
5.95%, 4/15/2017	25	25
ONEOK Partners LP
5.90%, 4/ 1/2012	45	47
Pacific Energy Partners LP
6.25%, 9/15/2015	130	129
Sonat Inc
7.63%, 7/15/2011	50	52
Southern Natural Gas Co
5.90%, 4/ 1/2017 (f)	30	29
TEPPCO Partners LP
7.63%, 2/15/2012	35	37
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(f)	30	24
Williams Partners LP/Williams Partners
Finance Corp
7.25%, 2/ 1/2017	40	40

		515

Property & Casualty Insurance (0.12%)
Chubb Corp
6.38%, 3/29/2037 (d)	35	32
Progressive Corp/The
6.70%, 6/15/2037	30	27
Travelers Cos Inc/The
6.25%, 3/15/2067 (d)	30	26
WR Berkley Corp
6.25%, 2/15/2037	30	27

		112

Real Estate Operator & Developer (0.06%)
Duke Realty LP
5.63%, 8/15/2011	15	14
Regency Centers LP
8.45%, 9/ 1/2010	20	22
5.88%, 6/15/2017	25	23

		59

Regional Banks (0.41%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (d)	75	51
BAC Capital Trust XIV
5.63%, 3/15/2043 (d)	45	33
Capital One Financial Corp
5.70%, 9/15/2011	30	28
Fleet Capital Trust II
7.92%, 12/11/2026	80	83
SunTrust Preferred Capital I
5.85%, 12/31/2049 (d)	30	22
Wachovia Corp
5.63%, 12/15/2008	115	116

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Regional Banks (continued)
Wachovia Corp (continued)
6.38%, 2/ 1/2009	$10	$10
Wells Fargo & Co
4.38%, 1/31/2013	35	35

		378

Reinsurance (0.14%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	50	48
PartnerRe Finance II
6.44%, 12/ 1/2066 (d)	25	21
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017	60	60

		129

REITS — Apartments (0.10%)
AvalonBay Communities Inc
5.50%, 1/15/2012	35	35
BRE Properties Inc
5.50%, 3/15/2017	30	25
UDR Inc
6.50%, 6/15/2009	35	36

		96

REITS — Diversified (0.13%)
iStar Financial Inc
3.14%, 9/15/2009 (d)(e)	50	40
3.34%, 3/ 9/2010 (d)	50	40
5.85%, 3/15/2017	60	41

		121

REITS — Healthcare (0.16%)
HCP Inc
3.25%, 9/15/2008 (d)(e)	50	49
5.65%, 12/15/2013	55	49
6.00%, 1/30/2017	35	28
Nationwide Health Properties Inc
6.50%, 7/15/2011	15	16

		142

REITS — Hotels (0.11%)
Hospitality Properties Trust
6.30%, 6/15/2016	35	31
6.70%, 1/15/2018	80	69

		100

REITS — Office Property (0.13%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	45	42
5.70%, 5/ 1/2017	35	29
Highwoods Properties Inc
5.85%, 3/15/2017	25	21
HRPT Properties Trust
3.40%, 3/16/2011 (d)	25	24

		116

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Regional Malls (0.02%)
Simon Property Group LP
4.60%, 6/15/2010	$15	$15
REITS — Shopping Centers (0.02%)
Federal Realty Investment Trust
6.20%, 1/15/2017	20	19
REITS — Warehouse & Industrial (0.11%)
Prologis
3.34%, 8/24/2009 (d)(e)	100	97
Rental — Auto & Equipment (0.11%)
Erac USA Finance Co
5.90%, 11/15/2015 (f)	65	58
United Rentals North America Inc
7.75%, 11/15/2013	50	41

		99

Retail — Drug Store (0.01%)
Rite Aid Corp
8.13%, 5/ 1/2010	10	10
Rubber — Tires (0.01%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011	10	11
Satellite Telecommunications (0.02%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (d)	20	20
Savings & Loans — Thrifts (0.17%)
Washington Mutual Inc
4.56%, 1/15/2010 (d)(e)	175	157
Sovereign (0.07%)
Mexico Government International Bond
5.08%, 1/13/2009 (d)	60	60
Special Purpose Entity (0.38%)
Axcan Intermediate Holdings Inc
9.25%, 3/ 1/2015 (f)	35	35
BAE Systems Holdings Inc
6.40%, 12/15/2011 (f)	60	65
5.20%, 8/15/2015 (f)	65	66
Capital One Capital IV
6.75%, 2/17/2037	30	21
Hawker Beechcraft Acquisition Co LLC
8.50%, 4/ 1/2015	30	31
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037	20	17
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(f)	35	32
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	63	64

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Entity (continued)
Williams Cos Inc Credit Linked Certificates
6.49%, 5/ 1/2009 (d)(f)	$20	$20

		351

Steel — Producers (0.22%)
Ispat Inland ULC
9.75%, 4/ 1/2014	130	140
Steel Dynamics Inc
7.38%, 11/ 1/2012 (f)	30	30
6.75%, 4/ 1/2015	20	20
7.75%, 4/15/2016 (c)(f)	15	15

		205

Telecommunication Services (0.12%)
Fairpoint Communications Inc
13.13%, 4/ 1/2018 (f)	10	9
MasTec Inc
7.63%, 2/ 1/2017	40	35
Qwest Corp
7.88%, 9/ 1/2011	60	60
Telcordia Technologies Inc
8.01%, 7/15/2012 (d)(f)	10	8

		112

Telephone — Integrated (0.39%)
AT&T Corp
7.30%, 11/15/2011 (d)	50	54
Deutsche Telekom International Finance
2.78%, 3/23/2009 (d)	75	74
Royal KPN NV
8.00%, 10/ 1/2010	20	22
Telecom Italia Capital SA
3.72%, 2/ 1/2011 (d)	25	23
4.56%, 7/18/2011 (d)	45	40
Telefonica Emisiones SAU
5.86%, 2/ 4/2013 (c)	30	30
Telefonica Europe BV
7.75%, 9/15/2010	105	113

		356

Television (0.15%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	100	103
Univision Communications Inc
7.85%, 7/15/2011	35	31

		134

Tobacco (0.11%)
Reynolds American Inc
7.25%, 6/ 1/2013	75	80
6.75%, 6/15/2017	20	20

		100

Transport — Rail (0.08%)
CSX Corp
6.25%, 3/15/2018	60	59

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Transport — Rail (continued)
Union Pacific Corp
4.70%, 1/ 2/2024	$19	$19

		78

Transport — Services (0.03%)
FedEx Corp
3.50%, 4/ 1/2009	25	25
Wire & Cable Products (0.05%)
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	50	48

TOTAL BONDS		$30,167

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (23.50%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.59%)
4.50%, 4/ 1/2023 (g)	355	353
5.00%, 4/ 1/2023 (g)	150	152
5.50%, 4/ 1/2038 (g)	1,690	1,706
6.00%, 4/ 1/2038 (g)	1,685	1,728
5.00%, 5/ 1/2038 (g)	380	375
5.50%, 5/ 1/2038 (g)	380	383
6.50%, 6/ 1/2017	68	71
5.00%, 5/ 1/2018	285	289
5.50%, 12/ 1/2022	85	87
7.00%, 12/ 1/2027	42	44
6.00%, 1/ 1/2029	56	58
7.50%, 8/ 1/2030	4	4
8.00%, 12/ 1/2030	47	51
7.50%, 1/ 1/2031	10	10
6.50%, 5/ 1/2031	15	16
6.50%, 6/ 1/2031	47	50
6.50%, 11/ 1/2031	17	17
5.50%, 4/ 1/2033	120	121
6.50%, 10/ 1/2035	76	79
6.00%, 8/ 1/2036	42	43
6.00%, 10/ 1/2036 (d)	92	95
6.50%, 11/ 1/2036	77	80
6.00%, 1/ 1/2038 (d)	35	36
4.67%, 8/ 1/2035 (d)	36	37
4.83%, 8/ 1/2035 (d)	137	139
4.99%, 9/ 1/2035 (d)	91	93
6.54%, 7/ 1/2036 (d)	77	79
5.68%, 10/ 1/2036 (d)	270	276
6.51%, 10/ 1/2036 (d)	35	36
6.50%, 1/ 1/2037 (d)	104	107
6.51%, 1/ 1/2037 (d)	54	56
5.54%, 2/ 1/2037 (d)	70	72
5.64%, 2/ 1/2037 (d)	89	91
6.27%, 4/ 1/2037 (d)	50	51

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.69%, 6/ 1/2037 (d)	$75	$76

		6,961

Federal National Mortgage Association (FNMA) (7.95%)
4.50%, 4/ 1/2023 (g)	435	433
5.00%, 4/ 1/2023 (g)	145	146
5.00%, 4/ 1/2038 (g)	2,075	2,054
5.50%, 4/ 1/2038 (g)	1,410	1,423
6.00%, 4/ 1/2038 (g)	500	512
6.50%, 4/ 1/2038 (g)	455	471
6.00%, 5/ 1/2009	7	7
6.00%, 5/ 1/2009	3	3
6.00%, 11/ 1/2009	6	6
6.00%, 12/ 1/2009	1	1
6.00%, 5/ 1/2010	3	3
4.50%, 9/ 1/2010	85	87
4.50%, 1/ 1/2020	42	42
6.00%, 2/ 1/2025	127	131
6.50%, 2/ 1/2032	39	41
5.50%, 1/ 1/2033	278	282
4.24%, 6/ 1/2034 (d)	35	35
4.33%, 7/ 1/2034 (d)	19	19
4.27%, 12/ 1/2034 (d)	47	47
4.58%, 3/ 1/2035 (d)	53	54
4.73%, 7/ 1/2035 (d)	104	107
5.73%, 2/ 1/2036 (d)	35	36
5.65%, 6/ 1/2036 (d)	104	106
5.79%, 6/ 1/2036 (d)	18	18
6.00%, 7/ 1/2036	100	103
6.50%, 8/ 1/2036	68	70
5.43%, 1/ 1/2037 (d)	74	75
5.50%, 1/ 1/2037 (d)	228	236
6.50%, 1/ 1/2037	157	163
5.47%, 3/ 1/2037 (d)	53	54
5.72%, 4/ 1/2037 (d)	97	99
5.73%, 5/ 1/2037 (d)	74	76
6.00%, 2/ 1/2038	159	163
6.00%, 2/ 1/2038 (d)	144	148
6.00%, 3/ 1/2038	45	46

		7,297

Government National Mortgage Association (GNMA) (1.21%)
5.00%, 4/ 1/2038 (g)	405	405
5.50%, 4/ 1/2038 (g)	395	403
6.00%, 1/15/2029	169	175
7.00%, 5/15/2031	21	22
6.00%, 6/15/2032	20	21
6.00%, 9/20/2026	54	55

Schedule of Investments
Balanced Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
7.00%, 2/20/2032	$30	$32

		1,113

U.S. Treasury (6.75%)
3.13%, 11/30/2009 (b)	1,400	1,434
3.50%, 2/15/2010 (b)	950	983
4.50%, 4/30/2012 (b)	575	625
4.25%, 8/15/2013 (b)	425	463
4.75%, 5/15/2014 (b)	200	224
8.13%, 8/15/2019 (b)	175	244
7.13%, 2/15/2023 (b)	575	762
6.00%, 2/15/2026	305	369
6.25%, 5/15/2030 (b)	850	1,087

		6,191

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$21,562

SHORT TERM INVESTMENTS (1.57%)
Commercial Paper (1.57%)
Investment in Joint Trading Account; General Electric Capital 2.50%, 4/ 1/2008	$718	$718
Investment in Joint Trading Account; HSBC Funding 2.10%, 4/ 1/2008	719	719

		1,437

TOTAL SHORT TERM INVESTMENTS		$1,437

REPURCHASE AGREEMENTS (3.40%)
Finance — Investment Banker & Broker (3.40%)
Morgan Stanley Repurchase Agreement; 2.25% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $3,139,000; 0.00% — 8.20%; dated 04/11/08 — 08/06/38) (e)	$3,116	$3,116

TOTAL REPURCHASE AGREEMENTS		$3,116

Total Investments		$110,451
Liabilities in Excess of Other Assets, Net — (20.41)%		(18,720)

TOTAL NET ASSETS — 100.00%		$91,731

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security purchased on a when-issued basis.

(d)	Variable Rate

(e)	Security was purchased with the cash proceeds from securities loans.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,955 or 3.22% of net assets.

(g)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$7,176
Unrealized Depreciation	(7,530)

Net Unrealized Appreciation (Depreciation)	(354)
Cost for federal income tax purposes	110,805
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	27.33%
Financial	21.53%
Consumer, Non-cyclical	14.17%
Industrial	9.46%
Energy	9.16%
Communications	7.35%
Government	6.81%
Asset Backed Securities	6.25%
Technology	6.17%
Consumer, Cyclical	5.10%
Utilities	3.52%
Basic Materials	2.79%
Funds	0.69%
Diversified	0.08%
Liabilities in Excess of Other Assets, Net	(20.41%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)	71	$1

TOTAL COMMON STOCKS		$1

PREFERRED STOCKS (2.45%)
Cable TV (0.07%)
Comcast Corp 6.63%	7,600	172
Comcast Corp 7.00%	5,437	128

		300

Commercial Banks (0.21%)
ASBC Capital I	3,800	95
Barclays Bank PLC 7.10%	13,400	324
M&T Capital Trust IV	4,200	106
Royal Bank of Scotland Group PLC — Series L	6,600	130
Royal Bank of Scotland Group PLC — Series S	8,100	181
VNB Capital Trust I	4,178	104

		940

Diversified Financial Services (0.07%)
Citigroup Capital X	8,600	167
Citigroup Capital XVI	7,700	156

		323

Electric — Integrated (0.32%)
Alabama Power Co — Series 2007B	14,100	347
FPL Group Capital Inc 7.45%	13,300	344
Georgia Power Co 5.90% (b)	14,300	337
PPL Capital Funding Inc	8,000	195
Xcel Energy Inc	9,200	228

		1,451

Fiduciary Banks (0.05%)
BNY Capital V	9,600	206
Finance — Consumer Loans (0.03%)
HSBC Finance Corp 6.88%	6,100	147
Finance — Investment Banker & Broker (0.07%)
Morgan Stanley Capital Trust III	1,800	36
Morgan Stanley Capital Trust IV	9,900	199
Morgan Stanley Capital Trust V	5,210	100

		335

Finance — Other Services (0.00%)
ABN AMRO Capital Funding Trust VII	645	13
Financial Guarantee Insurance (0.02%)
Financial Security Assurance Holdings Ltd 5.60%	4,000	78
Investment Companies (0.01%)
Allied Capital Corp	3,000	54

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Investment Management & Advisory Services (0.07%)
Deutsche Bank Contingent Capital Trust II	9,600	$209
Deutsche Bank Contingent Capital Trust III (a)	4,800	119

		328

Life & Health Insurance (0.13%)
Delphi Financial Group Inc 7.375%	3,400	65
Delphi Financial Group Inc 8.00%	4,100	94
PLC Capital Trust IV	2,100	50
PLC Capital Trust V	5,900	118
Protective Life Corp	6,800	163
Prudential PLC 6.50%	1,900	44
Torchmark Capital Trust III	1,600	38

		572

Money Center Banks (0.08%)
Santander Finance Preferred SA Unipersonal 6.50%	10,700	227
Santander Finance Preferred SA Unipersonal 6.80%	5,100	114
UBS Preferred Funding Trust IV	2,300	37

		378

Multi-Line Insurance (0.16%)
Aegon NV 6.375%	2,500	51
Aegon NV 7.25%	11,553	271
American International Group Inc 6.45%	4,000	92
ING Groep NV 6.375%	3,000	66
ING Groep NV 7.05%	7,700	180
ING Groep NV 7.375%	3,400	83

		743

Multimedia (0.03%)
Viacom Inc	4,700	109
Property & Casualty Insurance (0.11%)
Arch Capital Group Ltd 7.88%	3,600	91
Berkley W R Capital Trust	14,400	301
Markel Corp	4,500	111

		503

Regional Banks (0.35%)
Bank One Capital VI	3,400	84
Fifth Third Capital Trust VI	8,000	174
Fleet Capital Trust VIII	8,400	202
KeyCorp Capital IX	8,200	164
National City Capital Trust II	1,500	25
PNC Capital Trust D	16,300	354
SunTrust Capital IX (a)	4,600	113
USB Capital VI	5,600	111
Wachovia Capital Trust IV	2,500	53
Wachovia Capital Trust IX	3,400	73
Wachovia Corp 7.25%	1,800	43

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Regional Banks (continued)
Wells Fargo Capital VII	6,000	$131
Wells Fargo Capital XI	3,500	81

		1,608

Reinsurance (0.04%)
PartnerRe Ltd 6.75%	2,600	59
RenaissanceRe Holdings Ltd — Series C	1,000	19
RenaissanceRe Holdings Ltd — Series D	4,900	101

		179

REITS — Apartments (0.02%)
BRE Properties Inc — Series C	4,900	104
REITS — Diversified (0.13%)
Duke Realty Corp 6.60%	15,000	331
Duke Realty Corp 8.38%	1,100	27
PS Business Parks Inc — Series H	5,900	129
PS Business Parks Inc — Series I	2,000	42
Vornado Realty Trust — Series I (b)	3,500	75

		604

REITS — Office Property (0.02%)
HRPT Properties Trust — Series B	4,400	106
REITS — Shopping Centers (0.10%)
Developers Diversified Realty Corp 7.38%	2,500	54
Developers Diversified Realty Corp 7.50%	3,700	83
Kimco Realty Corp	7,100	170
Weingarten Realty Investors 6.50%	6,000	125

		432

REITS — Single Tenant (0.05%)
Realty Income Corp — Series D	10,500	222
REITS — Storage (0.04%)
Public Storage Inc 7.00%	1,000	23
Public Storage Inc 7.25%	5,800	139

		162

REITS — Warehouse & Industrial (0.06%)
AMB Property Corp — Series P	10,100	238
First Industrial Realty Trust Inc — Series J	1,800	37

		275

Special Purpose Entity (0.14%)
CORTS Trust for AIG	4,400	86
CORTS Trust for Aon Capital	1,500	38
Merrill Lynch Capital Trust I	6,200	123
Merrill Lynch Capital Trust II	3,900	77
PreferredPlus TR-CCR1 5.75%	1,200	24
PreferredPlus TR-CCR1 6.00%	2,200	43
PreferredPlus TR-CCR1 — Series GSG1	8,200	175
SATURNS 5.75%	400	8

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Special Purpose Entity (continued)
SATURNS 6.00%	1,800	$37

		611

Telephone — Integrated (0.05%)
AT&T Inc	9,500	237
Television (0.02%)
CBS Corp 6.75%	4,800	106

TOTAL PREFERRED STOCKS		$11,126

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (83.95%)
Advertising Agencies (0.04%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014	$250	202
Aerospace & Defense Equipment (0.09%)
GenCorp Inc
9.50%, 8/15/2013	423	420
Agricultural Operations (0.29%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	550	553
Cargill Inc
5.20%, 1/22/2013 (c)	750	757

		1,310

Airlines (0.35%)
American Airlines Inc
7.25%, 2/ 5/2009	360	354
Continental Airlines Inc
5.98%, 4/19/2022	320	285
Delta Air Lines Inc
7.11%, 9/18/2011	250	246
Northwest Airlines Inc
7.03%, 11/ 1/2019	415	408
Southwest Airlines Co
6.15%, 8/ 1/2022 (d)	290	284

		1,577

Appliances (0.07%)
Whirlpool Corp
3.30%, 6/15/2009 (e)	325	325
Asset Backed Securities (5.96%)
Ameriquest Mortgage Securities Inc
2.90%, 3/25/2035 (e)	72	58
2.83%, 7/25/2035 (e)	89	88
Chase Funding Mortgage Loan Asset-Backed Certificates
3.10%, 9/25/2033 (e)	334	261
CNH Equipment Trust
3.67%, 9/15/2010 (e)	460	459

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Countrywide Asset-Backed Certificates
3.12%, 6/25/2035 (e)	$720	$570
2.85%, 3/25/2036 (e)(f)	1,358	1,252
2.85%, 4/25/2036 (e)	1,750	1,669
2.76%, 2/25/2037 (e)	1,750	1,497
2.77%, 6/25/2037 (e)	1,425	980
2.73%, 11/25/2037 (e)	985	813
Countrywide Home Equity Loan Trust
3.05%, 12/15/2035 (e)(f)	756	495
3.02%, 5/15/2036 (e)(f)	850	581
First Franklin Mortgage Loan Asset Backed Certificates
2.67%, 3/25/2036 (e)(f)	131	131
First Horizon Asset Back Trust
2.76%, 10/25/2034 (e)	627	366
First-Citizens Home Equity Loan LLC
3.03%, 9/15/2022 (c)(e)	323	300
Ford Credit Floorplan Master Owner Trust
3.27%, 6/15/2011 (e)	450	431
GMAC Mortgage Corp Loan Trust
2.78%, 8/25/2035 (e)	1,000	868
2.81%, 11/25/2036 (e)(f)	1,844	1,095
Great America Leasing Receivables
5.39%, 9/15/2011 (c)	255	260
JP Morgan Mortgage Acquisition Corp
2.77%, 4/25/2036 (e)(f)	1,525	1,384
5.45%, 11/25/2036	1,225	1,222
2.68%, 3/25/2037 (e)	577	557
2.75%, 3/25/2037 (e)	720	626
Lehman XS Trust
2.80%, 9/25/2035 (e)	793	783
Long Beach Mortgage Loan Trust
3.13%, 6/25/2034 (e)(f)	170	127
2.75%, 7/25/2036 (e)	1,245	752
2.71%, 10/25/2036 (e)(f)	2,300	2,078
2.77%, 12/25/2036 (e)	1,600	936
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)	356	355
Morgan Stanley ABS Capital I
2.78%, 2/25/2036 (e)	1,600	1,421
MSDWCC Heloc Trust
2.79%, 7/25/2017 (e)	159	135
SACO I Inc
2.74%, 6/25/2036 (e)(f)	1,004	849
SLM Student Loan Trust
2.95%, 6/15/2016 (e)(f)(g)	947	945
Swift Master Auto Receivables Trust
2.92%, 6/15/2012 (e)	600	554
Volkswagen Credit Auto Master Trust
2.56%, 7/20/2010 (e)	275	275
Washington Mutual Asset-Backed Certificates
2.78%, 4/25/2036 (e)(f)	1,400	1,237

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Wells Fargo Home Equity Trust
2.70%, 3/25/2037 (e)	$678	$661

		27,071

Auto — Car & Light Trucks (0.42%)
Daimler Finance North America LLC
3.30%, 3/13/2009 (e)(f)	1,425	1,406
5.75%, 9/ 8/2011	385	393
General Motors Corp
7.13%, 7/15/2013 (b)	150	116

		1,915

Auto/Truck Parts & Equipment — Original (0.21%)
American Axle & Manufacturing Inc
7.88%, 3/ 1/2017	225	191
Stanadyne Corp
10.00%, 8/15/2014	100	91
Tenneco Inc
10.25%, 7/15/2013	346	367
8.13%, 11/15/2015 (c)	125	124
Titan International Inc
8.00%, 1/15/2012	200	196

		969

Auto/Truck Parts & Equipment — Replacement (0.05%)
Allison Transmission
11.00%, 11/ 1/2015 (b)(c)	250	217
Automobile Sequential (2.06%)
AmeriCredit Automobile Receivables Trust
3.10%, 4/ 6/2012 (e)	325	314
AmeriCredit Prime Automobile Receivable Trust
3.44%, 2/ 8/2009 (e)	1,575	1,566
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009	600	602
3.60%, 1/15/2010 (c)(e)(g)	525	524
3.05%, 3/15/2010 (e)	1,000	996
3.19%, 6/15/2010 (e)	275	273
5.52%, 3/15/2011 (e)	670	685
Capital One Auto Finance Trust
2.83%, 7/15/2011 (e)	905	868
2.86%, 10/15/2012 (e)	793	744
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	600	578
5.60%, 10/15/2012	240	237
5.69%, 11/15/2012 (e)	180	178
Honda Auto Receivables Owner Trust
3.00%, 2/15/2011 (e)	525	518
Hyundai Auto Receivables Trust
3.22%, 1/17/2012 (e)	335	330
WFS Financial Owner Trust
3.93%, 2/17/2012 (f)	533	535
4.50%, 5/17/2013	410	415

		9,363

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Beverages — Non-Alcoholic (0.04%)
Cott Beverages USA Inc
8.00%, 12/15/2011	$250	$203
Beverages — Wine & Spirits (0.32%)
Constellation Brands Inc
8.38%, 12/15/2014	160	165
7.25%, 5/15/2017	175	170
Diageo Finance BV
2.82%, 3/30/2009 (e)(f)	1,150	1,138

		1,473

Brewery (0.04%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011	150	179
Broadcasting Services & Programming (0.09%)
Clear Channel Communications Inc
4.50%, 1/15/2010	250	228
Fisher Communications Inc
8.63%, 9/15/2014	175	177

		405

Building — Residential & Commercial (0.04%)
DR Horton Inc
8.00%, 2/ 1/2009	100	98
M/I Homes Inc
6.88%, 4/ 1/2012	75	64

		162

Building & Construction — Miscellaneous (0.04%)
Dycom Industries Inc
8.13%, 10/15/2015	200	188
Building & Construction Products — Miscellaneous (0.08%)
CRH America Inc
6.40%, 10/15/2033	180	154
Interline Brands Inc
8.13%, 6/15/2014	225	215

		369

Building Products — Cement & Aggregate (0.35%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (c)(e)	840	775
Martin Marietta Materials Inc
3.40%, 4/30/2010 (e)	855	832

		1,607

Building Products — Wood (0.06%)
Masco Corp
3.20%, 3/12/2010 (e)	300	281
Cable TV (0.77%)
Cablevision Systems Corp
8.00%, 4/15/2012	300	292

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Cable TV (continued)
CCH I Holdings LLC/CCH I Holdings Capital Corp
11.00%, 10/ 1/2015 (b)	$175	$122
Charter Communications Operating LLC
8.38%, 4/30/2014 (c)	150	135
Comcast Corp
4.68%, 7/14/2009 (e)(f)	750	730
COX Communications Inc
4.63%, 1/15/2010	365	365
6.75%, 3/15/2011	395	411
DirecTV Holdings LLC/DirecTV Financing
8.38%, 3/15/2013	530	537
Echostar DBS Corp
6.63%, 10/ 1/2014	400	364
Rogers Cable Inc
6.75%, 3/15/2015	550	548

		3,504

Casino Hotels (0.38%)
Harrah’s Operating Co Inc
5.50%, 7/ 1/2010	375	328
MGM Mirage
8.38%, 2/ 1/2011	150	150
6.75%, 4/ 1/2013	175	161
6.63%, 7/15/2015	220	192
Wynn Las Vegas Capital Corp
6.63%, 12/ 1/2014 (c)	923	888

		1,719

Casino Services (0.07%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (c)	347	302
Cellular Telecommunications (0.95%)
America Movil SAB de CV
2.76%, 6/27/2008 (c)(e)(f)	200	198
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012	625	699
Nextel Communications Inc
5.95%, 3/15/2014	560	414
Rogers Wireless Inc
7.25%, 12/15/2012	700	750
8.00%, 12/15/2012	235	243
6.38%, 3/ 1/2014	630	625
US Unwired Inc
10.00%, 6/15/2012	275	255
Vodafone Group PLC
3.14%, 6/15/2011 (e)	415	413
3.37%, 2/27/2012 (e)(f)	800	724

		4,321

Chemicals — Diversified (0.30%)
Huntsman LLC
11.50%, 7/15/2012	700	745

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Chemicals — Diversified (continued)
Ineos Group Holdings Plc
8.50%, 2/15/2016 (c)	$175	$136
Nova Chemicals Corp
7.86%, 11/15/2013 (e)	250	209
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (c)	100	95
Reichhold Industries Inc
9.00%, 8/15/2014 (c)	175	172

		1,357

Chemicals — Specialty (0.14%)
Hercules Inc
6.75%, 10/15/2029	225	212
Nalco Co
7.75%, 11/15/2011	280	283
NewMarket Corp
7.13%, 12/15/2016	125	122

		617

Coal (0.07%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/ 1/2012	125	130
Arch Western Finance LLC
6.75%, 7/ 1/2013	85	85
Peabody Energy Corp
7.38%, 11/ 1/2016	110	114

		329

Coatings & Paint (0.04%)
Valspar Corp
5.63%, 5/ 1/2012	195	196
Commercial Banks (2.40%)
Barclays Bank PLC
5.93%, 12/31/2049 (b)(c)(e)	655	562
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(e)	700	630
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)	325	257
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)	350	300
Credit Suisse/New York NY
6.00%, 2/15/2018	1,135	1,132
Glitnir Banki HF
4.42%, 10/15/2008 (c)(e)	350	350
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)	850	870
HSBC Holdings PLC
6.50%, 9/15/2037	700	664
KeyBank NA
3.26%, 11/ 3/2009 (b)(e)	1,000	988
Lloyds TSB Group PLC
6.27%, 11/29/2049 (c)(e)	530	407

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Commercial Banks (continued)
M&I Marshall & Ilsley Bank
3.33%, 12/ 4/2012 (e)(f)	$1,100	$1,027
Royal Bank of Scotland Group PLC
7.64%, 3/31/2049 (d)(e)	500	431
6.99%, 10/29/2049 (c)(d)(e)	500	424
Societe Generale
5.92%, 4/29/2049 (c)(e)	240	196
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (c)	170	161
US Bank NA/Cincinnati OH
4.95%, 10/30/2014	700	714
Wachovia Bank NA
7.80%, 8/18/2010	1,025	1,103
Woori Bank
6.13%, 5/ 3/2016 (c)(e)	355	349
6.21%, 5/ 2/2037 (e)	445	354

		10,919

Commercial Services (0.22%)
ARAMARK Corp
6.74%, 2/ 1/2015 (e)	250	221
Iron Mountain Inc
8.25%, 7/ 1/2011	415	413
8.63%, 4/ 1/2013	150	151
6.63%, 1/ 1/2016	200	191

		976

Commercial Services — Finance (0.04%)
Deluxe Corp
5.13%, 10/ 1/2014	200	163
Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013	150	152
Computers (0.17%)
Hewlett-Packard Co
4.50%, 3/ 1/2013	750	761
Computers — Integrated Systems (0.24%)
NCR Corp
7.13%, 6/15/2009	1,075	1,106
Computers — Memory Devices (0.17%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011	190	188
6.80%, 10/ 1/2016	605	576

		764

Consumer Products — Miscellaneous (0.16%)
American Achievement Corp
8.25%, 4/ 1/2012	200	179
Blyth Inc
5.50%, 11/ 1/2013	150	124

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Consumer Products — Miscellaneous (continued)
Clorox Co
5.00%, 3/ 1/2013	$300	$301
Jarden Corp
7.50%, 5/ 1/2017	150	131

		735

Containers — Metal & Glass (0.07%)
Impress Holdings BV
7.38%, 9/15/2013 (c)(e)	200	166
Vitro SAB de CV
9.13%, 2/ 1/2017	205	170

		336

Containers — Paper & Plastic (0.17%)
Berry Plastics Holding Corp
8.88%, 9/15/2014	150	131
Intertape Polymer US Inc
8.50%, 8/ 1/2014	100	83
Jefferson Smurfit
8.25%, 10/ 1/2012	85	76
Pactiv Corp
5.88%, 7/15/2012	330	337
6.40%, 1/15/2018	150	150

		777

Credit Card Asset Backed Securities (3.02%)
American Express Credit Account Master Trust
3.05%, 8/15/2011 (c)(e)	360	351
3.07%, 9/15/2011 (e)	1,235	1,221
Arran
3.00%, 12/15/2010 (e)	875	850
BA Credit Card Trust
3.42%, 3/15/2012 (e)	850	788
Bank One Issuance Trust
3.14%, 3/15/2012 (e)	1,000	972
3.01%, 6/15/2012 (e)	825	816
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (c)	540	537
Chase Credit Card Master Trust
3.15%, 1/17/2011 (e)(f)	1,125	1,117
3.17%, 2/15/2011 (e)	1,000	992
Citibank Credit Card Issuance Trust
4.40%, 9/15/2010	450	451
Citibank Credit Card Master Trust I
3.28%, 3/10/2011 (e)	575	565
Discover Card Master Trust
5.65%, 3/16/2020	462	461
First USA Credit Card Master Trust
3.13%, 4/18/2011 (e)(f)	1,250	1,248
MBNA Master Credit Card Trust
4.59%, 9/15/2010 (e)	620	619
Providian Gateway Master Trust
3.19%, 5/16/2011 (c)(e)	1,125	1,124
3.18%, 7/15/2011 (c)(e)	850	849

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Credit Card Asset Backed Securities (continued)
Providian Master Note Trust
5.10%, 11/15/2012 (c)	$800	$770

		13,731

Data Processing & Management (0.38%)
Dun & Bradstreet Corp
5.50%, 3/15/2011	275	286
Fidelity National Information Services
4.75%, 9/15/2008	780	753
Fiserv Inc
6.13%, 11/20/2012	655	675

		1,714

Dialysis Centers (0.06%)
DaVita Inc
6.63%, 3/15/2013	275	267
Direct Marketing (0.07%)
Visant Corp
7.63%, 10/ 1/2012	325	316
Distribution & Wholesale (0.03%)
Wesco Distribution Inc
7.50%, 10/15/2017	175	156
Diversified Financial Services (0.31%)
General Electric Capital Corp
6.38%, 11/15/2067 (e)	900	881
TNK-BP Finance SA
7.50%, 3/13/2013 (c)	270	263
6.63%, 3/20/2017 (c)	300	259

		1,403

Diversified Manufacturing Operations (0.66%)
Bombardier Inc
8.00%, 11/15/2014 (c)	160	165
Carlisle Cos Inc
6.13%, 8/15/2016	450	488
Honeywell International Inc
4.25%, 3/ 1/2013	685	692
5.30%, 3/ 1/2018	515	528
SPX Corp
7.63%, 12/15/2014 (c)	200	206
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (c)	875	917

		2,996

Diversified Operations (0.19%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (c)(e)	650	431
Leucadia National Corp
7.13%, 3/15/2017	325	308

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Diversified Operations (continued)
Susser Holdings LLC
10.63%, 12/15/2013	$125	$128

		867

Drug Delivery Systems (0.11%)
Hospira Inc
3.18%, 3/30/2010 (e)(f)	500	486
E-Commerce — Products (0.03%)
FTD Inc
7.75%, 2/15/2014	150	132
Electric — Generation (0.45%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	60	63
CE Generation LLC
7.42%, 12/15/2018	170	180
Edison Mission Energy
7.20%, 5/15/2019	525	518
Elwood Energy LLC
8.16%, 7/ 5/2026	74	72
Indiantown Cogeneration LP
9.26%, 12/15/2010	426	446
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)	105	104
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (c)	470	493
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)	175	183

		2,059

Electric — Integrated (2.07%)
Arizona Public Service Co
6.38%, 10/15/2011	200	207
6.50%, 3/ 1/2012	715	744
5.80%, 6/30/2014	195	191
6.25%, 8/ 1/2016	370	366
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	255	252
Commonwealth Edison Co
6.15%, 3/15/2012	270	282
4.70%, 4/15/2015	520	495
Consumers Energy Co
4.25%, 4/15/2008	80	80
Entergy Gulf States Inc
3.60%, 6/ 1/2008	200	200
3.74%, 12/ 8/2008 (c)(e)	280	281
Georgia Power Co
3.25%, 2/17/2009 (e)	1,050	1,050
MidAmerican Energy Holdings Co
3.50%, 5/15/2008	150	150
Mirant Americas Generation LLC
8.30%, 5/ 1/2011	200	204

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Northeast Utilities
3.30%, 6/ 1/2008	$160	$160
Oncor Electric Delivery Co
6.38%, 5/ 1/2012	1,050	1,080
Public Service Co of Oklahoma
6.63%, 11/15/2037	690	659
Puget Sound Energy Inc
3.36%, 6/ 1/2008	200	200
Sierra Pacific Power Co
6.25%, 4/15/2012	700	714
Southern California Edison Co
3.21%, 2/ 2/2009 (e)(f)	740	715
TECO Energy Inc
5.24%, 5/ 1/2010 (e)	650	653
Transelec SA
7.88%, 4/15/2011	130	141
Union Electric Co
4.65%, 10/ 1/2013	350	348
Wisconsin Power & Light Co
6.38%, 8/15/2037	210	215

		9,387

Electronic Components — Miscellaneous (0.31%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012	225	220
Flextronics International Ltd
6.50%, 5/15/2013	360	344
Jabil Circuit Inc
5.88%, 7/15/2010	500	494
NXP BV/NXP Funding LLC
7.88%, 10/15/2014	200	183
Sanmina-SCI Corp
6.75%, 3/ 1/2013 (b)	200	174

		1,415

Electronic Components — Semiconductors (0.17%)
Amkor Technology Inc
7.75%, 5/15/2013	325	296
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013	330	334
Freescale Semiconductor Inc
9.13%, 12/15/2014	200	146

		776

Electronic Connectors (0.30%)
Thomas & Betts Corp
6.63%, 5/ 7/2008	330	330
7.25%, 6/ 1/2013	1,000	1,025

		1,355

Electronics — Military (0.07%)
L-3 Communications Corp
7.63%, 6/15/2012	300	307

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Energy — Alternate Sources (0.03%)
VeraSun Energy Corp
9.38%, 6/ 1/2017 (c)	$175	$120
Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009	180	181
Fiduciary Banks (0.12%)
Bank of New York Mellon Corp/The
4.50%, 4/ 1/2013	545	549
Finance — Auto Loans (0.47%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009	290	276
7.38%, 10/28/2009	125	114
9.75%, 9/15/2010 (e)	150	134
9.88%, 8/10/2011	375	334
7.13%, 1/13/2012 (e)	250	185
7.80%, 6/ 1/2012	185	153
GMAC LLC
3.75%, 9/23/2008 (e)	175	165
6.88%, 9/15/2011	325	249
6.00%, 12/15/2011	355	265
6.63%, 5/15/2012	345	261

		2,136

Finance — Commercial (0.47%)
CIT Group Inc
3.47%, 4/27/2011 (e)(f)	900	653
3.32%, 2/13/2012 (e)	325	237
Textron Financial Corp
3.22%, 2/25/2011 (e)(f)	1,000	983
6.00%, 2/15/2067 (c)(e)	300	264

		2,137

Finance — Consumer Loans (1.19%)
American General Finance Corp
3.35%, 8/17/2011 (e)(f)	500	473
6.90%, 12/15/2017	1,000	977
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	160	130
HSBC Finance Corp
4.13%, 12/15/2008	300	300
3.35%, 11/16/2009 (e)	925	883
4.13%, 11/16/2009 (h)	475	468
7.00%, 5/15/2012	150	155
4.75%, 7/15/2013	230	226
John Deere Capital Corp
4.34%, 10/16/2009 (e)	260	259
4.95%, 12/17/2012	1,000	1,036
SLM Corp
3.49%, 7/26/2010 (e)(f)	650	512

		5,419

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Credit Card (0.27%)
Capital One Bank USA NA
5.00%, 6/15/2009	$555	$547
6.50%, 6/13/2013	560	529
Capital One Capital III
7.69%, 8/15/2036	175	136

		1,212

Finance — Investment Banker & Broker (4.65%)
Bear Stearns Cos Inc/The
3.46%, 4/29/2008 (e)	405	403
5.30%, 10/30/2015	140	131
Citigroup Funding Inc
4.14%, 10/22/2009 (e)(f)	350	344
Citigroup Inc
5.30%, 10/17/2012	500	501
6.88%, 3/ 5/2038	620	620
Credit Suisse USA Inc
4.50%, 1/15/2010 (e)	550	547
Goldman Sachs Group Inc/The
3.88%, 1/15/2009	340	341
3.28%, 3/ 2/2010 (e)(f)	600	589
3.32%, 2/ 6/2012 (e)	500	468
5.45%, 11/ 1/2012 (b)	350	354
5.95%, 1/18/2018	580	574
6.45%, 5/ 1/2036	800	721
Jefferies Group Inc
6.45%, 6/ 8/2027	860	691
JPMorgan Chase & Co
6.75%, 2/ 1/2011	440	467
5.25%, 5/ 1/2015	1,665	1,655
6.00%, 1/15/2018	740	772
Lazard Group
7.13%, 5/15/2015	1,775	1,727
6.85%, 6/15/2017	350	328
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	395	250
Lehman Brothers Holdings Inc
3.35%, 11/10/2009 (e)	550	498
3.23%, 5/25/2010 (e)	800	716
5.63%, 1/24/2013	800	778
6.20%, 9/26/2014	325	321
6.50%, 7/19/2017 (b)	450	427
Merrill Lynch & Co Inc
3.40%, 2/ 6/2009 (e)	925	915
3.31%, 2/ 5/2010 (e)	400	382
3.44%, 11/ 1/2011 (e)(f)	875	796
3.24%, 6/ 5/2012 (e)(f)	400	349
5.45%, 2/ 5/2013	600	590
6.22%, 9/15/2026	100	84
Morgan Stanley
4.54%, 1/15/2010 (e)	1,325	1,296
4.20%, 1/18/2011 (e)	875	817

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Morgan Stanley (continued)
6.75%, 4/15/2011	$240	$252
5.30%, 3/ 1/2013	190	189
6.63%, 4/ 1/2018	1,250	1,250

		21,143

Finance — Leasing Company (0.23%)
International Lease Finance Corp
4.66%, 1/15/2010 (e)	550	527
5.65%, 6/ 1/2014	535	514

		1,041

Finance — Mortgage Loan/Banker (0.55%)
Countrywide Financial Corp
2.85%, 12/19/2008 (e)	1,085	1,025
5.80%, 6/ 7/2012	400	362
6.25%, 5/15/2016 (b)	355	288
Residential Capital LLC
3.49%, 6/ 9/2008 (e)(f)	400	316
6.18%, 5/22/2009 (e)	500	285
8.00%, 2/22/2011 (e)	485	238

		2,514

Finance — Other Services (0.17%)
American Real Estate Partners LP/Finance Corp
8.13%, 6/ 1/2012	175	171
7.13%, 2/15/2013	125	113
Lukoil International Finance BV
6.66%, 6/ 7/2022 (c)	245	215
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (c)(e)	250	251

		750

Financial Guarantee Insurance (0.11%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	225	86
MBIA Insurance Corp
14.00%, 1/15/2033 (c)(e)	240	235
MGIC Investment Corp
5.63%, 9/15/2011	190	159

		480

Food — Dairy Products (0.07%)
Land O’ Lakes Inc
9.00%, 12/15/2010	300	312
Food — Meat Products (0.17%)
Bertin Ltda
10.25%, 10/ 5/2016 (b)(c)	745	758
Food — Miscellaneous/Diversified (0.30%)
Corn Products International Inc
8.45%, 8/15/2009	290	311
General Mills Inc
4.02%, 1/22/2010 (e)(f)	800	783

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Food — Miscellaneous/Diversified (continued)
Kraft Foods Inc
3.60%, 8/11/2010 (e)	$300	$288

		1,382

Food — Retail (0.29%)
Ingles Markets Inc
8.88%, 12/ 1/2011	225	227
Kroger Co
6.15%, 1/15/2020	535	549
Safeway Inc
3.00%, 3/27/2009 (e)	525	518

		1,294

Funeral Services & Related Items (0.04%)
Service Corp International/US
6.75%, 4/ 1/2016	200	194
Gas — Distribution (0.24%)
Sempra Energy
4.75%, 5/15/2009	250	252
Southern California Gas Co
3.25%, 12/ 1/2009 (e)	600	592
Southern Union Co
6.15%, 8/16/2008	260	262

		1,106

Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013	320	332
Home Equity — Other (3.18%)
American Home Mortgage Investment Trust
2.79%, 11/25/2030 (e)(f)	786	517
Bear Stearns Asset Backed Securities Trust
3.20%, 3/25/2034 (e)	460	347
2.76%, 8/25/2036 (e)(f)	1,530	1,246
Citigroup Mortgage Loan Trust Inc
2.72%, 1/25/2036 (e)(f)	346	345
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)	625	450
First NLC Trust
2.90%, 9/25/2035 (e)	1,369	1,319
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	940	842
5.81%, 10/25/2036	325	249
GSAA Trust
2.74%, 4/25/2047 (e)	1,613	1,281
IXIS Real Estate Capital Trust
2.86%, 9/25/2035 (e)(f)	104	103
Morgan Stanley Home Equity Loans
2.77%, 2/25/2036 (e)	1,870	1,790
New Century Home Equity Loan Trust
2.89%, 3/25/2035 (e)	25	22
Option One Mortgage Loan Trust
3.65%, 5/25/2034 (e)	485	349

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
Option One Mortgage Loan Trust (continued)
3.05%, 3/25/2037 (e)	$825	$182
Residential Asset Securities Corp
3.75%, 3/25/2035 (e)	250	192
2.80%, 5/25/2035 (e)	40	39
2.75%, 9/25/2036 (e)	750	691
Saxon Asset Securities Trust
4.29%, 3/25/2035 (e)	638	480
Soundview Home Equity Loan Trust
2.69%, 7/25/2036 (e)(f)	1,086	1,056
Specialty Underwriting & Residential Finance
3.11%, 2/25/2035 (e)	274	229
2.83%, 3/25/2036 (e)	163	160
WAMU Asset-Backed Certificates
2.77%, 5/25/2037 (e)	795	576
2.77%, 7/25/2047 (e)(f)	2,000	1,579
Wells Fargo Home Equity Trust
2.89%, 10/25/2035 (c)(e)(f)	473	412

		14,456

Home Equity — Sequential (0.27%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	750	627
5.51%, 8/25/2036	630	611

		1,238

Home Furnishings (0.03%)
Sealy Mattress Co
8.25%, 6/15/2014 (b)	175	146
Independent Power Producer (0.08%)
NRG Energy Inc
7.25%, 2/ 1/2014	350	346
Industrial Automation & Robots (0.06%)
Rockwell Automation Inc/DE
5.65%, 12/ 1/2017	260	274
Insurance Brokers (0.11%)
Willis North America Inc
6.20%, 3/28/2017	485	484
Investment Companies (0.22%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)	600	610
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (c)(e)	400	389

		999

Investment Management & Advisory Services (0.12%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (e)	575	544

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Life & Health Insurance (0.67%)
Cigna Corp
6.35%, 3/15/2018	$225	$228
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)	1,010	913
Hartford Life Global Funding Trusts
2.97%, 9/15/2009 (e)	950	949
Lincoln National Corp
5.65%, 8/27/2012	200	204
6.05%, 4/20/2067 (e)	260	227
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	210	215
Stingray Pass-Through Trust
5.90%, 1/12/2015 (c)(g)	600	114
Unum Group
5.86%, 5/15/2009	205	211

		3,061

Machinery — General Industry (0.03%)
Stewart & Stevenson LLC
10.00%, 7/15/2014	150	144
Machinery — Material Handling (0.05%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013	225	233
Medical — Biomedical/Gene (0.06%)
Amgen Inc
5.85%, 6/ 1/2017	275	275
Medical — Drugs (0.58%)
Abbott Laboratories
5.60%, 11/30/2017	1,400	1,465
Angiotech Pharmaceuticals Inc
6.83%, 12/ 1/2013 (e)	440	336
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	325	302
7.20%, 12/ 1/2013 (e)	325	283
Valeant Pharmaceuticals International
7.00%, 12/15/2011	250	238

		2,624

Medical — HMO (1.09%)
Centene Corp
7.25%, 4/ 1/2014	175	163
Coventry Health Care Inc
5.88%, 1/15/2012	605	615
6.30%, 8/15/2014	550	552
5.95%, 3/15/2017	295	279
Health Net Inc
6.38%, 6/ 1/2017	690	639
UnitedHealth Group Inc
5.50%, 11/15/2012	975	989
4.88%, 2/15/2013	440	435
6.88%, 2/15/2038	590	564

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — HMO (continued)
WellPoint Inc
5.85%, 1/15/2036	$450	$376
6.38%, 6/15/2037	360	323

		4,935

Medical — Hospitals (0.08%)
Community Health Systems Inc
8.88%, 7/15/2015	150	151
HCA Inc
9.25%, 11/15/2016	225	233

		384

Medical — Wholesale Drug Distribution (0.20%)
AmerisourceBergen Corp
5.63%, 9/15/2012	320	331
Cardinal Health Inc
5.65%, 6/15/2012	545	566

		897

Medical Instruments (0.15%)
Boston Scientific Corp
6.00%, 6/15/2011	310	302
6.40%, 6/15/2016	400	373

		675

Medical Laboratory & Testing Service (0.02%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017	105	106
Medical Products (0.08%)
Baxter International Inc
6.25%, 12/ 1/2037	340	348
Metal — Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035	215	220
Metal — Diversified (0.24%)
Falconbridge Ltd
5.38%, 6/ 1/2015 (b)	135	129
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015	475	501
8.39%, 4/ 1/2015 (e)	100	98
8.38%, 4/ 1/2017	225	239
Xstrata Canada Corp
7.25%, 7/15/2012	120	129

		1,096

Metal Processors & Fabrication (0.05%)
Commercial Metals Co
6.50%, 7/15/2017	200	207
Miscellaneous Manufacturers (0.03%)
Trimas Corp
9.88%, 6/15/2012	147	128

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Money Center Banks (0.42%)
Comerica Capital Trust II
6.58%, 2/20/2037	$445	$296
Deutsche Bank AG/London
5.38%, 10/12/2012	1,150	1,202
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)	475	395

		1,893

Mortgage Backed Securities (23.88%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (e)	400	306
Banc of America Commercial Mortgage Inc
4.86%, 7/10/2043	775	757
4.97%, 7/10/2043	365	264
5.74%, 5/10/2045 (e)	785	793
5.33%, 9/10/2045	930	920
0.08%, 10/10/2045	207,196	700
5.31%, 10/10/2045 (e)	765	752
5.68%, 7/10/2046 (e)	750	693
5.67%, 1/15/2049 (c)(e)	185	103
Banc of America Funding Corp
2.62%, 7/20/2036 (e)(f)	1,358	1,300
Banc of America Mortgage Securities Inc
4.11%, 6/25/2034 (e)	800	789
Bear Stearns Adjustable Rate Mortgage Trust
3.56%, 6/25/2034 (e)	295	296
Bear Stearns Alt-A Trust
2.76%, 11/25/2036 (e)(f)	311	200
2.77%, 4/25/2037 (e)(f)	972	633
Bear Stearns Asset Backed Securities Trust
2.83%, 4/25/2036 (e)(f)	1,283	1,123
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	405	419
0.49%, 5/11/2039 (c)(e)	2,442	33
3.24%, 2/11/2041	100	99
Bear Stearns Mortgage Funding Trust
2.81%, 7/25/2036 (e)(f)	2,045	1,510
Bella Vista Mortgage Trust
2.79%, 5/20/2045 (e)	260	194
Chase Commercial Mortgage Securities Corp
7.63%, 7/15/2032	900	940
7.32%, 10/15/2032	847	877
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (e)	1,370	1,308
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (e)	13,747	308
Citigroup/Deutsche Bank Commercial Mortgage
0.43%, 10/15/2048 (e)	22,873	437
0.34%, 12/11/2049 (e)	19,035	291
Commercial Mortgage Pass Through Certificates
4.85%, 5/10/2043 (e)	400	296
0.06%, 12/10/2046 (c)(e)	12,162	126

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through Certificates (continued)
5.25%, 12/10/2046	$685	$671
5.82%, 12/10/2049 (b)(e)	1,120	770
Countrywide Alternative Loan Trust
5.64%, 7/20/2035 (e)	303	212
2.77%, 6/25/2036 (e)(f)	1,850	856
2.66%, 11/25/2036 (e)	801	780
2.87%, 7/25/2046 (e)	292	187
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (e)	1,100	1,091
2.80%, 4/25/2046 (e)(f)	1,124	843
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (e)	615	624
0.58%, 9/15/2039 (c)	14,629	366
5.81%, 9/15/2039 (e)	810	745
0.09%, 12/15/2039	4,083	58
0.67%, 12/15/2039 (e)	17,779	515
CS First Boston Mortgage Securities Corp
1.11%, 3/15/2036 (c)(e)	2,633	51
0.40%, 5/15/2036 (c)(e)	4,457	34
0.58%, 7/15/2036 (c)(e)	4,556	67
0.19%, 11/15/2037 (c)(e)	7,416	129
7.73%, 9/15/2041 (e)	160	166
CW Capital Cobalt Ltd
5.17%, 8/15/2048	1,020	996
Deutsche ALT-A Securities Inc Alternate
2.78%, 4/25/2036 (e)(f)	1,500	971
DLJ Commercial Mortgage Corp
7.34%, 10/10/2032	173	177
Downey Savings & Loan Association Mortgage Loan Trust
2.82%, 4/19/2047 (e)(f)	1,056	674
Fannie Mae
2.90%, 2/25/2018 (e)	332	332
2.85%, 11/25/2022 (e)	334	330
2.80%, 1/25/2023 (e)	484	478
2.90%, 2/25/2032 (e)	554	544
2.85%, 3/25/2035 (e)	448	435
6.50%, 2/25/2047	340	363
Fannie Mae Whole Loan
2.80%, 5/25/2035 (e)	569	533
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032	275	289
Freddie Mac
3.27%, 6/15/2023 (e)	424	418
5.50%, 9/15/2031 (e)	950	980
GE Capital Commercial Mortgage Corp
0.25%, 5/10/2014	31,325	321
5.61%, 4/10/2017 (e)	1,420	1,284

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corp (continued)
0.57%, 3/10/2040 (c)(e)	$7,577	$103
4.98%, 5/10/2043	1,580	1,554
5.34%, 3/10/2044 (e)	1,330	1,315
5.33%, 11/10/2045 (e)	2,500	2,511
Ginnie Mae
4.51%, 10/16/2028 (e)	618	625
3.96%, 6/16/2031	743	745
1.11%, 2/16/2047 (e)	5,878	310
0.85%, 3/16/2047 (e)	5,220	288
GMAC Commercial Mortgage Securities Inc
0.79%, 3/10/2038 (c)(e)	3,713	73
Greenpoint Mortgage Funding Trust
2.87%, 6/25/2045 (e)	269	243
2.90%, 6/25/2045 (e)	253	180
2.91%, 10/25/2045 (e)(f)	303	238
Greenwich Capital Commercial Funding Corp
0.28%, 6/10/2036 (c)(e)	28,597	225
5.22%, 4/10/2037	985	979
5.91%, 7/10/2038 (e)	660	624
0.32%, 3/10/2039 (c)(e)	13,460	254
5.74%, 12/10/2049	665	657
GS Mortgage Securities Corp II
0.65%, 11/10/2039 (c)	7,458	254
5.56%, 11/10/2039 (e)	1,330	1,317
5.80%, 8/10/2045 (e)	720	663
GSR Mortgage Loan Trust
2.78%, 12/25/2035 (e)	137	134
2.86%, 8/25/2046 (e)(f)	1,595	1,026
Harborview Mortgage Loan Trust
2.80%, 3/19/2037 (e)(f)	726	546
Homebanc Mortgage Trust
2.94%, 1/25/2036 (e)(f)	1,616	1,223
Impac CMB Trust
3.60%, 10/25/2033 (e)	115	99
3.58%, 10/25/2034 (e)	372	284
3.36%, 1/25/2035 (e)	164	132
2.91%, 4/25/2035 (e)	148	98
3.03%, 4/25/2035 (e)	166	100
2.90%, 8/25/2035 (e)	264	179
Impac Secured Assets CMN Owner Trust
2.76%, 3/25/2037 (e)	1,660	1,002
Indymac Index Mortgage Loan Trust
2.83%, 4/25/2035 (e)	224	161
2.93%, 4/25/2035 (e)	187	126
2.78%, 1/25/2037 (e)(f)	1,620	1,088
2.84%, 6/25/2037 (e)	1,307	956
JP Morgan Alternative Loan Trust
2.75%, 3/25/2037 (e)	1,425	880

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities
0.49%, 10/12/2035 (c)(e)	$4,534	$139
5.02%, 1/12/2037	150	122
5.12%, 9/12/2037 (e)	275	200
1.11%, 1/12/2039 (c)(e)	3,318	87
5.45%, 6/12/2041 (e)	775	661
0.25%, 1/15/2042 (c)(e)	7,735	112
4.78%, 7/15/2042	830	776
5.59%, 5/12/2045 (e)	540	494
5.44%, 5/15/2045 (e)	930	841
5.30%, 5/15/2047 (e)	1,025	1,003
5.82%, 6/15/2049 (e)	670	615
6.10%, 2/12/2051 (e)	700	555
6.20%, 2/12/2051 (c)	550	388
JP Morgan Mortgage Trust
5.30%, 7/25/2035	462	444
4.95%, 11/25/2035 (e)	1,100	1,027
5.29%, 4/25/2036 (e)	370	373
5.82%, 6/25/2036 (e)	671	656
5.82%, 6/25/2036 (e)	340	298
5.98%, 6/25/2036 (e)	242	233
5.94%, 8/25/2036 (e)	1,575	1,378
6.00%, 8/25/2036 (e)	571	519
5.56%, 10/25/2036 (e)	1,685	1,362
5.71%, 4/25/2037 (e)	550	542
5.71%, 4/25/2037 (e)	540	490
LB-UBS Commercial Mortgage Trust
5.74%, 6/15/2032	631	635
0.61%, 3/15/2034 (c)(e)	1,694	11
0.32%, 3/15/2036 (c)(e)	2,772	65
1.11%, 3/15/2036 (c)(e)	2,117	45
0.66%, 8/15/2036 (c)(e)	3,519	49
5.41%, 9/15/2039 (e)	235	212
0.49%, 2/15/2040 (e)	23,417	646
5.46%, 2/15/2040 (e)	2,098	1,877
5.48%, 2/15/2040 (e)	650	497
5.49%, 2/15/2040 (e)	1,075	964
5.86%, 7/15/2040 (e)	890	887
6.24%, 7/17/2040 (e)	675	481
6.25%, 9/15/2045 (e)	440	320
Lehman XS Trust
2.82%, 6/25/2047 (e)	1,923	1,462
Merrill Lynch Alternative Note Asset Trust
2.81%, 4/25/2037 (e)	1,550	852
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	830	773
5.61%, 5/12/2039 (e)	795	792
5.66%, 5/12/2039 (e)	470	439
0.52%, 2/12/2042 (e)	18,532	163

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)	$735	$665
0.54%, 8/12/2048 (e)	8,137	261
0.09%, 12/12/2049 (c)(e)	7,050	87
5.11%, 12/12/2049 (e)	795	775
5.39%, 12/12/2049 (c)(e)	435	277
5.75%, 6/12/2050 (e)	1,120	770
Morgan Stanley Capital I
7.11%, 4/15/2033	98	99
1.01%, 1/13/2041 (c)(e)	2,307	63
2.82%, 5/24/2043 (c)(e)(f)(g)	1,200	948
0.06%, 12/15/2043 (c)(e)	8,652	97
5.36%, 3/15/2044 (e)	1,250	1,207
2.98%, 8/25/2046 (e)(f)(g)	1,500	855
5.63%, 4/12/2049 (e)	750	739
5.81%, 4/12/2049	720	488
Morgan Stanley Dean Witter Capital I
0.72%, 4/15/2034 (c)(e)	2,909	21
Nomura Asset Acceptance Corp
2.95%, 2/25/2035 (e)	117	86
Residential Accredit Loans Inc
2.75%, 2/25/2037 (e)	719	485
2.79%, 7/25/2037 (e)(f)	735	545
2.75%, 3/25/2047 (e)(f)	1,865	1,304
Sequoia Mortgage Trust
2.77%, 2/20/2035 (e)	206	182
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (e)	1,188	1,162
3.30%, 8/25/2034 (e)	729	360
2.85%, 3/25/2035 (e)	66	58
5.25%, 12/25/2035	404	370
5.25%, 2/25/2036 (e)	558	526
2.79%, 7/25/2037 (e)(f)	1,344	921
Structured Asset Mortgage Investments I
2.83%, 5/25/2045 (e)	1,599	1,268
Structured Asset Securities Corp
5.50%, 6/25/2036 (e)	1,000	821
Wachovia Bank Commercial Mortgage Trust
0.23%, 11/15/2035 (c)	15,153	132
0.43%, 10/15/2041 (c)(e)	16,101	199
0.26%, 3/15/2042 (c)(e)	25,593	229
4.94%, 4/15/2042	1,300	1,275
5.25%, 12/15/2043	695	675
5.34%, 12/15/2043 (e)	1,750	1,687
5.48%, 12/15/2043	205	138
5.60%, 12/15/2043	540	316
4.52%, 5/15/2044	650	638
5.80%, 7/15/2045	1,000	928
5.82%, 5/15/2046 (e)	760	690

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (c)	$358	$351
WaMu Mortgage Pass Through Certificates
3.24%, 12/25/2027 (e)	558	398
3.80%, 6/25/2034 (e)	745	744
4.68%, 5/25/2035 (e)	260	257
5.70%, 6/25/2037 (e)	468	425
3.54%, 7/25/2044 (e)	162	143
2.91%, 1/25/2045 (e)	204	163
3.13%, 1/25/2045 (e)	505	274
2.83%, 4/25/2045 (e)	114	88
2.87%, 4/25/2045 (e)	114	77
2.89%, 7/25/2045 (e)	282	216
2.85%, 11/25/2045 (e)	171	159
2.98%, 11/25/2045 (e)(f)	1,098	983
Washington Mutual Alternative Mortgage
2.85%, 2/25/2036 (e)	275	207
2.88%, 6/25/2046 (e)(f)	1,544	777
2.78%, 1/25/2047 (e)	1,045	678
Wells Fargo Mortgage Backed Securities
2.90%, 1/25/2034 (e)	241	237
4.21%, 3/25/2035 (e)	564	521

		108,479

Multi-Line Insurance (0.83%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)	275	253
American International Group Inc
5.85%, 1/16/2018	350	343
AXA SA
6.38%, 12/29/2049 (c)(e)	175	141
6.46%, 12/31/2049 (c)(e)	175	140
CNA Financial Corp
6.00%, 8/15/2011	375	385
Genworth Financial Inc
6.15%, 11/15/2066 (e)	470	393
ING Groep NV
5.78%, 12/ 8/2035	925	788
Metropolitan Life Global Funding I
3.11%, 5/17/2010 (c)(e)	1,125	1,102
XL Capital Ltd
6.50%, 12/31/2049 (e)	300	225

		3,770

Multimedia (0.89%)
News America Inc
6.20%, 12/15/2034	80	76
6.65%, 11/15/2037 (c)	1,200	1,210
Quebecor Media Inc
7.75%, 3/15/2016 (c)	300	274
Time Warner Inc
3.30%, 11/13/2009 (e)(f)	825	790

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Multimedia (continued)
Viacom Inc
3.15%, 6/16/2009 (e)	$700	$686
5.75%, 4/30/2011	225	227
Walt Disney Co/The
3.09%, 9/10/2009 (e)(f)	775	774

		4,037

Music (0.03%)
WMG Acquisition Corp
7.38%, 4/15/2014	200	154
Mutual Insurance (0.07%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (c)(e)	375	335
Non-Hazardous Waste Disposal (0.11%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)	315	318
WCA Waste Corp
9.25%, 6/15/2014	200	199

		517

Office Automation & Equipment (0.18%)
Xerox Corp
5.50%, 5/15/2012	325	327
6.40%, 3/15/2016	200	207
6.75%, 2/ 1/2017	285	301

		835

Office Furnishings — Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011	210	225
Oil — Field Services (0.25%)
BJ Services Co
3.25%, 6/ 1/2008 (e)(f)	750	751
Helix Energy Solutions Group Inc
9.50%, 1/15/2016 (c)	125	125
Key Energy Services Inc
8.38%, 12/ 1/2014 (c)	250	249

		1,125

Oil Company — Exploration & Production (1.30%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (e)	1,200	1,177
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	265	270
6.75%, 2/ 1/2039	300	306
Chesapeake Energy Corp
7.63%, 7/15/2013	510	523
Citic Resources Finance Ltd
6.75%, 5/15/2014 (c)	300	270
Denbury Resources Inc
7.50%, 12/15/2015	215	220

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
KCS Energy Inc
7.13%, 4/ 1/2012	$150	$142
Marathon Oil Canada Corp
8.38%, 5/ 1/2012	290	326
Newfield Exploration Co
6.63%, 9/ 1/2014	365	360
Nexen Inc
5.05%, 11/20/2013	370	372
6.40%, 5/15/2037	330	316
PetroHawk Energy Corp
9.13%, 7/15/2013	160	164
Pioneer Natural Resources Co
6.65%, 3/15/2017	140	132
Plains Exploration & Production Co
7.75%, 6/15/2015	275	274
Southwestern Energy Co
7.50%, 2/ 1/2018 (c)	150	155
Swift Energy Co
7.13%, 6/ 1/2017	475	436
XTO Energy Inc
5.90%, 8/ 1/2012	350	365
6.25%, 4/15/2013	90	98

		5,906

Oil Company — Integrated (0.18%)
Husky Energy Inc
6.15%, 6/15/2019	375	385
Petrobras International Finance Co
8.38%, 12/10/2018	260	298
Petronas Capital Ltd
7.88%, 5/22/2022 (c)	125	155

		838

Oil Field Machinery & Equipment (0.02%)
Complete Production Services Inc
8.00%, 12/15/2016	100	96
Oil Refining & Marketing (0.31%)
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011	550	588
Tesoro Corp
6.63%, 11/ 1/2015	220	203
Valero Energy Corp
4.75%, 4/ 1/2014	600	604

		1,395

Paper & Related Products (0.15%)
Alto Parana SA
6.38%, 6/ 9/2017 (c)	450	456
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013	105	105
Neenah Paper Inc
7.38%, 11/15/2014	150	131

		692

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Pharmacy Services (0.25%)
Medco Health Solutions Inc
7.25%, 8/15/2013	$610	$685
Omnicare Inc
6.13%, 6/ 1/2013	100	88
6.75%, 12/15/2013	65	58
6.88%, 12/15/2015	325	283

		1,114

Physician Practice Management (0.07%)
US Oncology Inc
9.00%, 8/15/2012	100	99
10.75%, 8/15/2014	240	237

		336

Pipelines (0.84%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017	165	162
Copano Energy LLC
8.13%, 3/ 1/2016	325	336
El Paso Natural Gas Co
5.95%, 4/15/2017	170	167
Enbridge Energy Partners LP
4.00%, 1/15/2009	105	106
Energy Transfer Partners LP
7.50%, 7/ 1/2038	325	326
Holly Energy Partners LP
6.25%, 3/ 1/2015	150	136
MarkWest Energy Partners LP/MarkWest Energy Finance Corp
8.50%, 7/15/2016	200	202
National Fuel Gas Co
5.25%, 3/ 1/2013	190	197
Northwest Pipeline Corp
5.95%, 4/15/2017	265	263
ONEOK Partners LP
5.90%, 4/ 1/2012	375	389
Pacific Energy Partners LP
6.25%, 9/15/2015	795	790
Southern Natural Gas Co
5.90%, 4/ 1/2017 (c)	305	298
TEPPCO Partners LP
7.63%, 2/15/2012	155	165
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(c)	335	268

		3,805

Poultry (0.05%)
Pilgrim’s Pride Corp
7.63%, 5/ 1/2015	250	241
Printing — Commercial (0.07%)
Cadmus Communications Corp
8.38%, 6/15/2014	150	120

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Printing — Commercial (continued)
Sheridan Group Inc/The
10.25%, 8/15/2011	$200	$176

		296

Private Corrections (0.06%)
Corrections Corp of America
7.50%, 5/ 1/2011	250	253
Property & Casualty Insurance (0.30%)
Chubb Corp
6.38%, 3/29/2037 (e)	350	326
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017	200	189
Progressive Corp/The
6.70%, 6/15/2037	350	312
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)	300	265
WR Berkley Corp
6.25%, 2/15/2037	310	275

		1,367

Publishing — Newspapers (0.04%)
Block Communications Inc
8.25%, 12/15/2015 (c)	175	164
Publishing — Periodicals (0.09%)
Dex Media Inc
8.00%, 11/15/2013	175	128
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010	150	146
Idearc Inc
8.00%, 11/15/2016	175	113

		387

Quarrying (0.33%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(e)	200	209
Vulcan Materials Co
4.05%, 12/15/2010 (e)	775	768
5.60%, 11/30/2012	500	508

		1,485

Radio (0.05%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014	250	221
Real Estate Operator & Developer (0.12%)
Duke Realty LP
5.63%, 8/15/2011	135	130
Regency Centers LP
8.45%, 9/ 1/2010	180	195
5.88%, 6/15/2017	260	238

		563

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Regional Banks (1.90%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (e)	$700	$477
BAC Capital Trust XIV
5.63%, 3/15/2043 (e)	465	340
Bank of America Corp
3.21%, 8/ 2/2010 (e)	600	591
8.00%, 12/29/2049 (e)	865	866
Capital One Financial Corp
3.27%, 9/10/2009 (e)(f)	750	680
5.70%, 9/15/2011	310	292
NB Capital Trust
7.83%, 12/15/2026	700	696
PNC Funding Corp
3.38%, 1/31/2012 (e)(f)	1,000	918
PNC Preferred Funding Trust I
8.70%, 3/15/2049 (c)(e)	500	489
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)	275	204
Wachovia Corp
5.63%, 12/15/2008	600	605
6.38%, 2/ 1/2009	150	152
5.75%, 2/ 1/2018	810	793
Wells Fargo & Co
3.29%, 8/20/2010 (b)(e)	350	338
4.38%, 1/31/2013	1,190	1,184

		8,625

Reinsurance (0.26%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	480	460
PartnerRe Finance II
6.44%, 12/ 1/2066 (e)	255	217
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017	500	502

		1,179

REITS — Apartments (0.18%)
AvalonBay Communities Inc
5.50%, 1/15/2012 (b)	345	342
BRE Properties Inc
5.50%, 3/15/2017	290	244
UDR Inc
6.50%, 6/15/2009	235	240

		826

REITS — Diversified (0.32%)
iStar Financial Inc
3.14%, 9/15/2009 (e)	425	341
3.34%, 3/ 9/2010 (e)	850	672
5.85%, 3/15/2017	670	462

		1,475

REITS — Healthcare (0.38%)
HCP Inc
3.25%, 9/15/2008 (e)(f)	900	882

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Healthcare (continued)
HCP Inc (continued)
5.65%, 12/15/2013	$525	$468
6.00%, 1/30/2017	335	274
Nationwide Health Properties Inc
6.50%, 7/15/2011	115	120

		1,744

REITS — Hotels (0.15%)
Hospitality Properties Trust
6.30%, 6/15/2016	290	257
6.70%, 1/15/2018	500	428

		685

REITS — Office Property (0.24%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	375	350
5.70%, 5/ 1/2017	335	272
Highwoods Properties Inc
5.85%, 3/15/2017	245	209
HRPT Properties Trust
3.40%, 3/16/2011 (e)	288	278

		1,109

REITS — Regional Malls (0.09%)
Rouse Co LP/The
8.00%, 4/30/2009	300	293
Simon Property Group LP
4.60%, 6/15/2010	115	114

		407

REITS — Shopping Centers (0.04%)
Federal Realty Investment Trust
6.20%, 1/15/2017	185	176
REITS — Warehouse & Industrial (0.21%)
Prologis
3.34%, 8/24/2009 (e)(f)	1,000	974
Rental — Auto & Equipment (0.80%)
Erac USA Finance Co
3.50%, 4/30/2009 (c)(e)(f)	1,125	1,121
3.34%, 8/28/2009 (c)(e)(f)	375	377
5.90%, 11/15/2015 (c)	675	603
6.38%, 10/15/2017 (c)	700	625
7.00%, 10/15/2037 (c)	700	575
United Rentals North America Inc
6.50%, 2/15/2012	350	317

		3,618

Retail — Apparel & Shoe (0.10%)
Collective Brands Inc
8.25%, 8/ 1/2013	175	154
Phillips-Van Heusen Corp
7.75%, 11/15/2023	325	321

		475

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Retail — Automobile (0.22%)
Asbury Automotive Group Inc
8.00%, 3/15/2014	$250	$218
AutoNation Inc
6.26%, 4/15/2013 (e)	450	369
Penske Auto Group Inc
7.75%, 12/15/2016	250	216
Sonic Automotive Inc
8.63%, 8/15/2013	200	185

		988

Retail — Discount (0.10%)
Wal-Mart Stores Inc
6.50%, 8/15/2037	450	473
Retail — Drug Store (0.27%)
CVS Caremark Corp
3.38%, 6/ 1/2010 (e)	935	909
Rite Aid Corp
8.13%, 5/ 1/2010	100	97
7.50%, 1/15/2015	250	231

		1,237

Retail — Propane Distribution (0.09%)
Amerigas Partners LP
7.25%, 5/20/2015	175	173
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	225	219

		392

Retail — Restaurants (0.28%)
Darden Restaurants Inc
6.20%, 10/15/2017	315	307
Landry’s Restaurants Inc
9.50%, 12/15/2014	175	171
McDonald’s Corp
6.30%, 3/ 1/2038	760	777

		1,255

Rubber — Tires (0.08%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011	325	341
Satellite Telecommunications (0.04%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (e)	200	202
Savings & Loans — Thrifts (0.20%)
Washington Mutual Inc
4.56%, 1/15/2010 (e)	1,000	895
Schools (0.04%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (c)	175	164

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Seismic Data Collection (0.04%)
Cie Generale de Geophysique-Veritas
7.50%, 5/15/2015	$200	$203
Sovereign (0.09%)
Mexico Government International Bond
5.08%, 1/13/2009 (e)	385	385
Special Purpose Entity (1.36%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)	160	132
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)	525	568
5.20%, 8/15/2015 (c)	575	583
Capital One Capital IV
6.75%, 2/17/2037	270	193
Hawker Beechcraft Acquisition Co LLC
8.50%, 4/ 1/2015	180	185
ING USA Global Funding Trust
4.84%, 10/ 9/2009 (e)	700	691
John Hancock Global Funding II
4.87%, 4/ 3/2009 (c)(e)	950	952
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037	250	216
KAR Holdings Inc
7.24%, 5/ 1/2014	125	103
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(e)	365	331
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	370	377
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (c)(e)	400	400
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(e)	535	419
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(e)	400	372
TransCapitalInvest Ltd
5.67%, 3/ 5/2014 (c)	365	339
Universal City Development Partners
11.75%, 4/ 1/2010	200	206
Williams Cos Inc Credit Linked Certificates
6.49%, 5/ 1/2009 (c)(e)	120	121

		6,188

Specified Purpose Acquisition (0.08%)
ESI Tractebel Acquisition Corp
7.99%, 12/30/2011	373	381
Steel — Producers (0.29%)
Ispat Inland ULC
9.75%, 4/ 1/2014	350	377
Steel Dynamics Inc
7.38%, 11/ 1/2012 (c)	675	682
6.75%, 4/ 1/2015	180	176

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Steel — Producers (continued)
Steel Dynamics Inc (continued)
7.75%, 4/15/2016 (c)(d)	$100	$100

		1,335

Steel Pipe & Tube (0.04%)
Mueller Water Products Inc
7.38%, 6/ 1/2017	200	173
Telecommunication Equipment (0.12%)
Lucent Technologies Inc
5.50%, 11/15/2008	310	308
Nortel Networks Ltd
8.51%, 7/15/2011 (e)	250	215

		523

Telecommunication Services (0.36%)
Fairpoint Communications Inc
13.13%, 4/ 1/2018 (c)	80	77
Globo Comunicacoe e Participacoes SA
7.25%, 4/26/2022 (c)	725	707
MasTec Inc
7.63%, 2/ 1/2017	175	152
Qwest Corp
7.88%, 9/ 1/2011	200	199
Telcordia Technologies Inc
8.01%, 7/15/2012 (c)(e)	400	304
West Corp
9.50%, 10/15/2014	200	179

		1,618

Telephone — Integrated (1.66%)
AT&T Corp
7.30%, 11/15/2011 (e)	375	406
AT&T Inc
4.95%, 1/15/2013	700	702
6.30%, 1/15/2038	550	532
British Telecommunications PLC
5.15%, 1/15/2013	500	493
Deutsche Telekom International Finance
2.78%, 3/23/2009 (e)	700	691
KT Corp
4.88%, 7/15/2015 (c)	170	161
Qwest Capital Funding Inc
7.00%, 8/ 3/2009	910	905
7.25%, 2/15/2011	200	190
Qwest Communications International Inc
6.56%, 2/15/2009 (e)	48	48
Royal KPN NV
8.00%, 10/ 1/2010	210	226
Telecom Italia Capital SA
3.72%, 2/ 1/2011 (e)	200	184
4.56%, 7/18/2011 (e)(f)	450	402
Telefonica Emisiones SAU
2.84%, 6/19/2009 (e)	450	438
5.98%, 6/20/2011	290	299

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Telephone — Integrated (continued)
Telefonica Emisiones SAU (continued)
3.44%, 2/ 4/2013 (a)(d)(e)	$375	$332
5.86%, 2/ 4/2013 (d)	300	303
Verizon Communications Inc
4.35%, 2/15/2013	700	686
6.40%, 2/15/2038	540	526

		7,524

Television (0.16%)
Allbritton Communications Co
7.75%, 12/15/2012	225	221
Univision Communications Inc
7.85%, 7/15/2011	425	377
Videotron Ltee
6.88%, 1/15/2014	150	138

		736

Theaters (0.08%)
AMC Entertainment Inc
11.00%, 2/ 1/2016	200	187
Cinemark Inc
0.00%, 3/15/2014 (a)(e)	180	162

		349

Tobacco (0.14%)
Reynolds American Inc
7.25%, 6/ 1/2013	415	440
6.75%, 6/15/2017	200	202

		642

Tools — Hand Held (0.13%)
Snap-On Inc
4.51%, 1/12/2010 (e)(f)	625	612
Transport — Rail (0.14%)
CSX Transportation Inc
6.25%, 1/15/2023	500	509
Union Pacific Corp
4.70%, 1/ 2/2024	109	106

		615

Transport — Services (0.03%)
FedEx Corp
3.50%, 4/ 1/2009	145	144
Travel Services (0.05%)
Travelport LLC
9.88%, 9/ 1/2014	250	224
Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015	100	96
Wire & Cable Products (0.08%)
Coleman Cable Inc
9.88%, 10/ 1/2012	200	166

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Wire & Cable Products (continued)
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	$200	$193

		359

TOTAL BONDS		$381,393

SENIOR FLOATING RATE INTERESTS (0.70%)
Applications Software (0.10%)
Metavante Corp, Term Loan B
6.70%, 11/ 1/2014 (e)	500	465
Auto/Truck Parts & Equipment — Replacement (0.09%)
Allison Transmission Inc, Term Loan B
5.75%, 8/ 7/2014 (e)	499	437
Cellular Telecommunications (0.10%)
Alltel Holdings Corp, Term Loan B3
5.93%, 5/31/2015 (e)	499	450
Data Processing & Management (0.16%)
First Data Corporation, Term Loan B1
5.35%, 12/24/2014 (e)	399	358
First Data Corporation, Term Loan B3
5.35%, 9/24/2014 (e)	399	359

		717

Electric — Integrated (0.15%)
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (e)	748	679
Satellite Telecommunications (0.10%)
Telesat Canada Inc, Term Loan B
8.09%, 9/ 1/2014 (e)	461	426
Telesat Canada Inc, Term Loan DD
6.26%, 10/31/2014 (e)	13	12

		438

TOTAL SENIOR FLOATING RATE INTERESTS		$3,186

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (54.72%)
Federal Home Loan Mortgage Corporation
(FHLMC) (21.60%)
4.50%, 4/ 1/2023 (i)	2,040	2,027
5.00%, 4/ 1/2023 (i)	2,035	2,055
5.50%, 4/ 1/2023 (i)	1,005	1,025
5.00%, 4/ 1/2038 (i)	9,475	9,380
5.50%, 4/ 1/2038 (i)	24,330	24,566
6.00%, 4/ 1/2038 (i)	20,800	21,326
6.50%, 4/ 1/2038 (i)	6,200	6,430
5.00%, 5/ 1/2038 (i)	4,595	4,537
5.50%, 5/ 1/2038 (i)	4,595	4,628
5.50%, 3/ 1/2009	44	45
6.50%, 4/ 1/2016	46	48

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 5/ 1/2018	$2,133	$2,166
5.50%, 6/ 1/2024	2,365	2,408
6.50%, 3/ 1/2029	40	42
6.50%, 5/ 1/2029	58	61
7.00%, 12/ 1/2029	87	92
7.50%, 4/ 1/2030	41	44
7.00%, 6/ 1/2030	9	10
7.50%, 9/ 1/2030	22	23
8.00%, 9/ 1/2030	92	100
7.00%, 12/ 1/2030	14	14
7.00%, 1/ 1/2031	22	24
7.00%, 1/ 1/2031	7	7
7.00%, 2/ 1/2031	15	16
6.00%, 3/ 1/2031	108	112
7.50%, 3/ 1/2031	104	112
6.00%, 4/ 1/2031	13	13
6.50%, 4/ 1/2031	31	33
7.00%, 6/ 1/2031	14	15
7.00%, 12/ 1/2031	157	166
6.50%, 2/ 1/2032	66	69
6.50%, 5/ 1/2032	190	198
6.50%, 5/ 1/2032	54	56
6.00%, 6/ 1/2032	343	354
6.00%, 10/ 1/2032	259	267
5.50%, 3/ 1/2033	1,609	1,630
5.50%, 4/ 1/2033	1,679	1,701
5.00%, 7/ 1/2035	329	326
5.00%, 10/ 1/2035	657	651
6.00%, 8/ 1/2036	337	346
6.50%, 11/ 1/2036	767	797
6.88%, 2/ 1/2034 (e)	16	17
4.67%, 8/ 1/2035 (e)	371	377
4.99%, 9/ 1/2035 (e)	892	911
6.54%, 7/ 1/2036 (e)	868	895
5.68%, 10/ 1/2036 (e)	2,807	2,864
6.51%, 10/ 1/2036 (e)	406	420
6.50%, 1/ 1/2037 (e)	1,130	1,169
6.51%, 1/ 1/2037 (e)	621	640
5.54%, 2/ 1/2037 (e)	704	716
5.64%, 2/ 1/2037 (e)	931	946
5.96%, 2/ 1/2037 (e)	1,234	1,260

		98,135

Federal National Mortgage Association (FNMA) (17.41%)
4.50%, 4/ 1/2023 (i)	7,750	7,706
5.00%, 4/ 1/2023 (i)	6,520	6,581
5.50%, 4/ 1/2023 (i)	1,025	1,046
6.00%, 4/ 1/2023 (i)	2,015	2,074

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.00%, 4/ 1/2038 (i)	$16,775	$16,602
5.50%, 4/ 1/2038 (i)	11,620	11,729
6.00%, 4/ 1/2038 (i)	12,500	12,805
6.50%, 4/ 1/2038 (i)	2,810	2,910
6.00%, 5/ 1/2009	7	7
6.00%, 7/ 1/2009	37	38
6.00%, 7/ 1/2009	18	18
6.50%, 12/ 1/2010	27	28
5.50%, 6/ 1/2019	181	185
5.50%, 7/ 1/2019	196	201
5.50%, 7/ 1/2019	96	98
5.50%, 8/ 1/2019	46	47
5.50%, 8/ 1/2019	247	253
5.50%, 10/ 1/2019	546	560
5.50%, 10/ 1/2019	338	347
4.50%, 1/ 1/2020	426	426
5.50%, 12/ 1/2022	464	473
6.00%, 5/ 1/2031	43	44
6.50%, 8/ 1/2031	82	86
7.00%, 2/ 1/2032	67	71
6.50%, 3/ 1/2032	52	54
5.50%, 7/ 1/2033	3,350	3,392
4.24%, 6/ 1/2034 (e)	235	235
4.33%, 7/ 1/2034 (e)	127	128
5.65%, 7/ 1/2034 (e)	11	11
4.27%, 12/ 1/2034 (e)	318	321
4.58%, 3/ 1/2035 (e)	359	363
5.00%, 7/ 1/2035	309	306
5.08%, 8/ 1/2035 (e)	783	799
5.73%, 2/ 1/2036 (e)	279	282
6.51%, 3/ 1/2036 (e)	959	981
6.00%, 5/ 1/2036	241	247
5.79%, 6/ 1/2036 (e)	112	114
6.00%, 7/ 1/2036	567	581
6.50%, 8/ 1/2036	326	338
6.50%, 8/ 1/2036	668	692
5.43%, 1/ 1/2037 (e)	718	729
5.50%, 1/ 1/2037 (e)	2,180	2,258
6.50%, 1/ 1/2037	592	613
5.47%, 3/ 1/2037 (e)	562	571
5.73%, 5/ 1/2037 (e)	839	858
6.19%, 5/ 1/2037 (e)	842	858

		79,066

Government National Mortgage Association (GNMA) (2.78%)
5.00%, 4/ 1/2038 (i)	1,860	1,859
5.50%, 4/ 1/2038 (i)	3,085	3,145
7.50%, 5/15/2029	105	114

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
8.00%, 12/15/2030	$25	$27
7.00%, 3/15/2031	49	52
6.50%, 12/15/2032	1,574	1,643
6.00%, 12/15/2033	169	175
5.00%, 2/15/2034	2,269	2,274
6.50%, 3/20/2028	31	32
6.00%, 1/20/2029	188	195
6.50%, 5/20/2029	24	25
6.00%, 7/20/2029	36	37
5.50%, 12/20/2033	1,221	1,248
5.50%, 5/20/2035	173	176
6.00%, 12/20/2036	1,589	1,641

		12,643

U.S. Treasury (12.20%)
3.13%, 11/30/2009 (b)	8,000	8,194
3.50%, 2/15/2010 (b)	7,650	7,917
5.00%, 2/15/2011 (b)	3,200	3,491
4.50%, 4/30/2012 (b)	2,975	3,232
4.38%, 8/15/2012 (b)	2,750	2,991
4.25%, 8/15/2013 (b)	5,350	5,824
4.25%, 11/15/2014 (b)	5,050	5,522
8.13%, 8/15/2019 (b)	1,600	2,229
6.25%, 8/15/2023 (b)(h)	2,755	3,391
6.00%, 2/15/2026 (b)	6,575	7,964
6.75%, 8/15/2026 (b)	750	984
6.25%, 5/15/2030	2,895	3,701

		55,440

U.S. Treasury Inflation-Indexed Obligations (0.73%)
2.00%, 1/15/2014 (b)	3,056	3,310

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$248,594

SHORT TERM INVESTMENTS (0.83%)
Commercial Paper (0.83%)
FCAR Owner Trust I
3.15%, 4/ 1/2008 (f)	$999	$999
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	1,377	1,377
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	1,377	1,377

		3,753

TOTAL SHORT TERM INVESTMENTS		$3,753

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.36%)
Finance — Investment Banker & Broker (0.36%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $802,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (f)	$794	$794
Morgan Stanley Repurchase Agreement; 2.25% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $863,000; 0.00% — 8.20%; dated 04/11/08 — 08/06/38) (f)	857	857

		1,651

TOTAL REPURCHASE AGREEMENTS		$1,651

Total Investments		$649,704
Liabilities in Excess of Other Assets, Net — (43.01)%		(195,394)

TOTAL NET ASSETS — 100.00%		$454,310

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $42,499 or 9.35% of net assets.

(d)	Security purchased on a when-issued basis.

(e)	Variable Rate

(f)	Security was purchased with the cash proceeds from securities loans.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,386 or 0.75% of net assets.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $209 or 0.05% of net assets.

(i)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$8,818
Unrealized Depreciation	(42,402)

Net Unrealized Appreciation (Depreciation)	(33,584)
Cost for federal income tax purposes	683,288
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Bond Account
March 31, 2008 (unaudited)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX NA IG 10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc.. Expires June 2013.	$25,500	$(130)
Buy protection for CMBX NA AJ 1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	450	37
Buy protection for CMBX NA AJ 1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	450	37
Buy protection for CMBX NA AJ 1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	450	37
Sell protection for CDX NA IG 9 Index 10 — 15% Tranche and receive quarterly 1.81% from Lehman Brothers Special Financing, Inc.. Expires December 2012.	2,300	(37)
Sell protection for CDX NA IG 9 Index 10 — 15% Tranche and receive quarterly 2.03% from Morgan Stanley Capital Services Inc.. Expires December 2012.	2,300	(15)
Sell protection for CDX NA IG 9 Index 10 — 15% Tranche and receive quarterly 2.03% from Morgan Stanley Capital Services Inc.. Expires December 2012.	4,600	(31)
All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR plus 10 basis points with Lehman Brothers Special Financing, Inc.. Expires May 2008.	$5,000	$119
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
U.S. 10 Year Note; June 2008	65	$7,603	$7,732	$(129)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	65.67%
Financial	22.08%
Asset Backed Securities	14.72%
Government	13.06%
Consumer, Non-cyclical	5.96%
Communications	5.71%
Utilities	3.31%
Consumer, Cyclical	3.09%
Energy	3.04%
Industrial	2.96%
Technology	1.60%
Basic Materials	1.54%
Diversified	0.27%
Liabilities in Excess of Other Assets, Net	(43.01%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.70%
Credit Default Swaps	0.07%
Total Return Swaps	0.03%

Schedule of Investments
Capital Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.66%)
Advertising Agencies (0.31%)
Omnicom Group Inc	16,613	$734
Aerospace & Defense (0.84%)
General Dynamics Corp	23,772	1,982
Aerospace & Defense Equipment (0.84%)
United Technologies Corp	28,786	1,981
Agricultural Chemicals (0.66%)
Mosaic Co/The (a)	15,134	1,553
Auto/Truck Parts & Equipment — Original (0.85%)
BorgWarner Inc	24,360	1,048
Johnson Controls Inc	28,299	957

		2,005

Beverages — Non-Alcoholic (0.86%)
Coca-Cola Co/The	21,592	1,314
Coca-Cola Enterprises Inc	30,020	727

		2,041

Brewery (0.49%)
Molson Coors Brewing Co	22,201	1,167
Broadcasting Services & Programming (0.45%)
Clear Channel Communications Inc	36,446	1,065
Chemicals — Diversified (1.93%)
Celanese Corp	28,845	1,126
EI Du Pont de Nemours & Co	47,658	2,228
PPG Industries Inc	19,792	1,198

		4,552

Chemicals — Specialty (0.37%)
Lubrizol Corp	15,701	872
Commercial Banks (2.40%)
Bancorpsouth Inc	35,671	826
Bank of Hawaii Corp	18,776	930
BB&T Corp	54,605	1,751
Commerce Bancshares Inc	21,173	890
Cullen/Frost Bankers Inc	24,057	1,276

		5,673

Commercial Services — Finance (0.16%)
Visa Inc (a)	6,184	386
Computers (1.29%)
Hewlett-Packard Co	16,513	754
International Business Machines Corp	19,987	2,301

		3,055

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computers — Memory Devices (0.43%)
Western Digital Corp (a)	37,820	$1,023
Consumer Products — Miscellaneous (0.51%)
Kimberly-Clark Corp	18,806	1,214
Containers — Metal & Glass (0.68%)
Owens-Illinois Inc (a)	28,264	1,595
Cosmetics & Toiletries (1.83%)
Procter & Gamble Co	61,564	4,314
Diversified Manufacturing Operations (7.10%)
Crane Co	25,991	1,049
Eaton Corp	17,211	1,371
General Electric Co	314,172	11,627
Honeywell International Inc	24,389	1,376
Parker Hannifin Corp	19,699	1,365

		16,788

Electric — Integrated (4.83%)
American Electric Power Co Inc	38,183	1,590
Constellation Energy Group Inc	11,860	1,047
Duke Energy Corp	110,064	1,965
Edison International	33,458	1,640
FPL Group Inc	36,776	2,307
SCANA Corp	31,092	1,137
Southern Co	48,526	1,728

		11,414

Electronic Components — Semiconductors (0.21%)
Nvidia Corp (a)	25,548	506
Electronic Parts Distribution (0.40%)
Avnet Inc (a)	28,991	949
Engineering — Research & Development Services (0.35%)
McDermott International Inc (a)	15,154	831
Fiduciary Banks (2.22%)
Bank of New York Mellon Corp/The	48,407	2,020
Northern Trust Corp	15,200	1,010
State Street Corp	15,088	1,192
Wilmington Trust Corp	33,038	1,028

		5,250

Finance — Investment Banker & Broker (5.16%)
Citigroup Inc	154,259	3,304
Goldman Sachs Group Inc/The	15,158	2,507
JPMorgan Chase & Co	124,555	5,349
Morgan Stanley	22,575	1,032

		12,192

Schedule of Investments
Capital Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Meat Products (0.40%)
Hormel Foods Corp	22,584	$941
Food — Miscellaneous/Diversified (1.86%)
Corn Products International Inc	28,711	1,066
General Mills Inc	28,932	1,733
HJ Heinz Co	20,398	958
Kraft Foods Inc	20,328	630

		4,387

Gas — Distribution (0.60%)
Energen Corp	22,595	1,408
Instruments — Scientific (0.27%)
Thermo Fisher Scientific Inc (a)	11,148	634
Internet Security (0.38%)
McAfee Inc (a)	27,049	895
Investment Management & Advisory Services (0.56%)
Ameriprise Financial Inc	25,570	1,326
Life & Health Insurance (1.13%)
Prudential Financial Inc	4,412	345
Reinsurance Group of America Inc	15,897	866
Unum Group	66,058	1,454

		2,665

Machinery — Farm (1.32%)
AGCO Corp (a)	18,318	1,097
Deere & Co	25,158	2,024

		3,121

Machinery — General Industry (0.38%)
Manitowoc Co Inc/The	22,019	898
Medical — Biomedical/Gene (0.68%)
Biogen Idec Inc (a)	11,163	689
Invitrogen Corp (a)(b)	10,776	921

		1,610

Medical — Drugs (4.13%)
Eli Lilly & Co	34,654	1,788
Forest Laboratories Inc (a)	13,993	560
Merck & Co Inc	31,078	1,179
Pfizer Inc	297,946	6,236

		9,763

Medical — Generic Drugs (0.42%)
Watson Pharmaceuticals Inc (a)	34,085	999
Medical — HMO (0.42%)
Aetna Inc	23,311	981

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (1.45%)
Johnson & Johnson	52,724	$3,420
Multi-Line Insurance (4.32%)
ACE Ltd	25,793	1,420
American Financial Group Inc/OH	29,807	762
American International Group Inc	63,906	2,764
Hartford Financial Services Group Inc	24,666	1,869
HCC Insurance Holdings Inc	34,135	774
MetLife Inc	33,442	2,015
XL Capital Ltd	20,769	614

		10,218

Multimedia (2.03%)
Liberty Media Corp — Entertainment (a)	57,825	1,309
Time Warner Inc	62,793	880
Walt Disney Co/The	83,128	2,609

		4,798

Networking Products (0.37%)
Juniper Networks Inc (a)	35,178	879
Oil Company — Exploration & Production (4.30%)
Apache Corp	24,057	2,907
Cimarex Energy Co	21,909	1,199
Devon Energy Corp	25,683	2,679
Occidental Petroleum Corp	46,114	3,374

		10,159

Oil Company — Integrated (12.33%)
Chevron Corp	93,792	8,006
ConocoPhillips	46,234	3,523
Exxon Mobil Corp	182,488	15,435
Marathon Oil Corp	10,390	474
Murphy Oil Corp	20,708	1,701

		29,139

Oil Field Machinery & Equipment (0.26%)
National Oilwell Varco Inc (a)	10,569	617
Pipelines (1.78%)
El Paso Corp	79,195	1,318
National Fuel Gas Co	22,169	1,046
Oneok Inc	20,538	917
Questar Corp	16,456	931

		4,212

Property & Casualty Insurance (2.00%)
Arch Capital Group Ltd (a)	10,100	694
Chubb Corp	34,103	1,687
Travelers Cos Inc/The	48,820	2,336

		4,717

Regional Banks (5.78%)
Bank of America Corp	141,781	5,375

Schedule of Investments
Capital Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (continued)
Keycorp	38,408	$843
US Bancorp	95,543	3,092
Wachovia Corp	42,986	1,161
Wells Fargo & Co	109,358	3,182

		13,653

Reinsurance (0.92%)
Axis Capital Holdings Ltd	32,393	1,100
PartnerRe Ltd	14,060	1,073

		2,173

REITS — Hotels (0.41%)
Host Hotels & Resorts Inc	60,463	963
REITS — Mortgage (0.50%)
Annaly Capital Management Inc	76,716	1,175
REITS — Office Property (0.53%)
Boston Properties Inc	13,491	1,242
REITS — Regional Malls (0.75%)
Simon Property Group Inc	12,278	1,140
Taubman Centers Inc	12,184	635

		1,775

REITS — Warehouse & Industrial (0.40%)
AMB Property Corp	17,317	942
Retail — Discount (1.21%)
BJ’s Wholesale Club Inc (a)	39,229	1,400
Dollar Tree Inc (a)	20,497	566
TJX Cos Inc	27,288	902

		2,868

Retail — Restaurants (1.36%)
McDonald’s Corp	57,568	3,211
Savings & Loans — Thrifts (0.48%)
Hudson City Bancorp Inc	64,799	1,146
Steel — Producers (0.78%)
Carpenter Technology Corp	15,935	892
Reliance Steel & Aluminum Co	15,916	953

		1,845

Telecommunication Equipment (0.13%)
CommScope Inc (a)	8,656	301
Telecommunication Services (0.41%)
Embarq Corp	24,350	976
Telephone — Integrated (5.75%)
AT&T Inc	249,993	9,575
CenturyTel Inc	21,046	699

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (continued)
Verizon Communications Inc	90,772	$3,309

		13,583

Theaters (0.38%)
Regal Entertainment Group (b)	47,130	909
Tobacco (2.45%)
Altria Group Inc	50,507	1,121
Loews Corp — Carolina Group	13,001	943
Philip Morris International Inc (a)	50,507	2,555
Reynolds American Inc	19,751	1,166

		5,785

Tools — Hand Held (0.47%)
Snap-On Inc	21,772	1,107
Toys (0.39%)
Hasbro Inc	33,246	928

TOTAL COMMON STOCKS		$235,511

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.14%)
Commercial Paper (0.14%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$165	$165
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	166	166

		331

TOTAL SHORT TERM INVESTMENTS		$331

REPURCHASE AGREEMENTS (0.65%)
Finance — Investment Banker & Broker (0.65%)
Morgan Stanley Repurchase Agreement;
2.25% dated 03/31/08 maturing 04/01/08
(collateralized by U.S. Government Agency Issues; $1,558,000; 0.00% - 8.20%; dated 04/11/08 - 08/06/38) (c)	$1,546	$1,546

TOTAL REPURCHASE AGREEMENTS		$1,546

Total Investments		$237,388
Liabilities in Excess of Other Assets, Net — (0.45)%		(1,067)

TOTAL NET ASSETS — 100.00%		$236,321

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
Capital Value Account
March 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$23,644
Unrealized Depreciation	(19,656)

Net Unrealized Appreciation (Depreciation)	3,988
Cost for federal income tax purposes	233,400
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	28.35%
Energy	18.67%
Consumer, Non-cyclical	15.66%
Industrial	12.65%
Communications	9.83%
Utilities	5.42%
Consumer, Cyclical	4.20%
Basic Materials	3.73%
Technology	1.94%
Liabilities in Excess of Other Assets, Net	(0.45%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.49%)
Advertising Sales (0.05%)
Teleperformance	6,950	$259
Advertising Services (0.02%)
Taylor Nelson Sofres PLC	31,472	99
Aerospace & Defense (0.51%)
BAE Systems PLC	235,203	2,265
VT Group PLC	18,333	239

		2,504

Aerospace & Defense Equipment (0.24%)
Cobham PLC	298,919	1,186
Agricultural Chemicals (2.77%)
Agruim Inc (a)	49,500	3,075
Incitec Pivot Ltd (b)	25,995	3,353
Potash Corp of Saskatchewan (a)	33,400	5,190
Yara International ASA	36,500	2,111

		13,729

Agricultural Operations (0.27%)
Golden Agri-Resources Ltd	1,855,000	1,341
Apparel Manufacturers (0.02%)
Benetton Group SpA (b)	8,517	121
Appliances (0.06%)
Indesit Co SpA	12,017	157
SEB SA	706	129

		286

Applications Software (0.07%)
Infosys Technologies Ltd ADR	5,854	209
SimCorp A/S (b)	750	156

		365

Auto — Car & Light Trucks (2.32%)
Daihatsu Motor Co Ltd	57,567	691
Daimler AG	48,080	4,117
Fiat SpA	85,856	1,986
Hyundai Motor Co	3,540	282
Peugeot SA	21,738	1,685
Toyota Motor Corp	54,733	2,729

		11,490

Auto/Truck Parts & Equipment — Original (0.51%)
Denso Corp	59,500	1,922
Futaba Industrial Co Ltd	8,487	191
Musashi Seimitsu Industry Co Ltd	5,200	104
Tokai Rika Co Ltd	6,500	170
TS Tech Co Ltd	8,600	157

		2,544

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment — Replacement (0.03%)
Weichai Power Co Ltd	37,000	$138
Batteries & Battery Systems (0.03%)
BYD Electronic International Co Ltd (a)	129,500	165
Beverages — Non-Alcoholic (0.30%)
Coca Cola Hellenic Bottling Co SA	31,564	1,470
Brewery (1.03%)
InBev NV	23,702	2,086
Kirin Holdings Co Ltd	150,000	2,836
Tsingtao Brewery Co Ltd (b)	68,000	201

		5,123

Building — Heavy Construction (1.07%)
ACS Actividades de Construccion y Servicios SA	43,146	2,457
Hanjin Heavy Industries & Construction Holdings Co Ltd	4,588	161
Trevi Finanziaria SpA	7,507	152
Vinci SA	35,183	2,543

		5,313

Building & Construction — Miscellaneous (0.82%)
Bouygues SA	25,125	1,596
Cosco International Holdings Ltd (b)	274,000	179
GS Engineering & Construction Corp	1,286	189
Koninklijke Boskalis Westminster NV	27,849	1,604
Kumho Industrial Co Ltd	3,656	168
Murray & Roberts Holdings Ltd	26,929	317

		4,053

Building & Construction Products — Miscellaneous (0.04%)
Bauer AG	2,784	180
Building Products — Cement & Aggregate (0.75%)
Adelaide Brighton Ltd	62,126	194
Cemex SAB de CV (a)	73,347	192
Lafarge SA	19,247	3,347

		3,733

Capacitors (0.33%)
Mitsumi Electric Co Ltd	51,610	1,631
Casino Hotels (0.13%)
Genting Bhd	146,700	301
Resorts World Bhd — Rights (a)(c)	33,580	5
Resorts World Bhd	335,800	361

		667

Cellular Telecommunications (2.47%)
America Movil SAB de CV ADR	16,424	1,046
China Mobile Ltd	81,785	1,217

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (continued)
China Unicom Ltd	114,000	$240
Hutchison Telecommunications International Ltd	643,586	918
Mobile Telesystems OJSC ADR	2,141	162
MTI Ltd	42	80
MTN Group Ltd	24,648	374
SK Telecom Co Ltd	820	154
SK Telecom Co Ltd ADR	4,292	93
Turkcell Iletisim Hizmet AS	32,631	272
Vimpel-Communications ADR	15,695	469
Vodafone Group PLC	2,397,189	7,179

		12,204

Chemicals — Diversified (1.06%)
Bayer AG	56,164	4,504
Israel Chemicals Ltd	16,509	231
Nan Ya Plastics Corp	107,000	266
Nippon Synthetic Chemical Industry Co Ltd	32,000	235

		5,236

Chemicals — Plastics (0.05%)
Formosa Plastics Corp	85,000	257
Chemicals — Specialty (0.54%)
SGL Carbon AG (a)	41,679	2,650
Coal (0.22%)
Banpu Public Co Ltd (a)(c)	16,300	222
Bumi Resources Tbk PT	924,000	622
China Shenhua Energy Co Ltd	38,500	154
Straits Asia Resources Ltd	42,000	99

		1,097

Coatings & Paint (0.04%)
Chugoku Marine Paints Ltd	27,000	189
Commercial Banks (13.32%)
Alpha Bank AE	82,191	2,725
Banco BPI SA	26,762	141
Banco Espirito Santo SA	62,396	1,085
Banco Santander SA	317,428	6,324
Bangkok Bank Public Co (a)(c)	94,800	418
Bank Danamon Indonesia Tbk PT	217,000	163
Bank Leumi Le-Israel	89,950	385
Bank of Kyoto Ltd/The	82,000	997
Bank of Novia Scotia (a)(b)	58,400	2,648
BNP Paribas	38,475	3,881
BOC Hong Kong Holdings Ltd	887,500	2,137
Canadian Western Bank (b)	5,800	146
Chiba Bank Ltd/The	188,000	1,277
China Merchants Bank Co Ltd	102,500	355
DnB NOR ASA	221,000	3,355

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Hang Seng Bank Ltd	150,400	$2,723
HSBC Holdings PLC	256,072	4,218
Industrial and Commercial Bank of China (Asia) Ltd	81,000	201
Industrial and Commercial Bank of China Ltd	859,000	598
Intesa Sanpaolo SpA	500,991	3,532
Julius Baer Holding AG	22,264	1,641
KBC Groep NV	23,376	3,031
Keiyo Bank Ltd/The	27,000	171
Komercni Banka AS	1,059	253
Kookmin Bank	6,360	356
Korea Exchange Bank	32,410	432
Malayan Banking Bhd	119,450	316
National Bank of Greece SA	61,556	3,248
Oversea-Chinese Banking Corp	535,000	3,148
Powszechna Kasa Oszczednosci Bank Polaki SA	10,466	212
Pusan Bank	8,317	104
Raiffeisen International Bank Holding AS	13,658	1,862
Sberank RF GDR (a)(b)(c)	689	236
Siam Commercial Bank Public (a)(c)	152,600	439
Standard Chartered PLC	86,796	2,966
State Bank of India Ltd (b)(c)	4,250	361
Sumitomo Mitsui Financial Group Inc	373	2,455
Suruga Bank Ltd	103,000	1,299
Taiwan Cooperative Bank	210,000	207
Turkiye Garanti Bankasi AS	76,085	342
UniCredito Italiano SpA	435,172	2,913
Westpac Banking Corp	122,467	2,658

		65,959

Commercial Services (0.25%)
Aggreko Plc	95,634	1,225
Computers (0.72%)
Acer Inc	56,000	100
High Tech Computer Corp	19,000	427
Research in Motion Ltd (a)	26,800	3,016

		3,543

Computers — Integrated Systems (0.05%)
Aveva Group PLC	5,399	122
NS Solutions Corp	4,200	104

		226

Consulting Services (0.03%)
Bureau Veritas SA (a)	2,591	148
Cosmetics & Toiletries (0.45%)
Beiersdorf AG	22,855	1,917
Oriflame Cosmetics SA	4,450	295

		2,212

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (0.02%)
Matsuda Sangyo Co Ltd	5,000	$113
Diversified Financial Services (0.64%)
First Financial Holding Co Ltd	784,000	822
Fubon Financial Holding Co Ltd	400,000	454
Sampo Oyj (b)	62,847	1,702
SFCG Co Ltd (b)	1,740	186

		3,164

Diversified Minerals (3.13%)
Anglo American PLC	75,736	4,551
Antofagasta PLC	25,670	357
BHP Billiton Ltd	51,801	1,695
BHP Billiton Plc	176,620	5,240
Pan Australian Resources Ltd (a)	136,631	131
Straits Resources Ltd	19,840	111
Timah Tbk PT	63,500	200
Xstrata PLC	45,685	3,198

		15,483

Diversified Operations (1.56%)
Barloworld Ltd	16,851	224
Beijing Enterprises Holdings Ltd	51,500	196
Citic Pacific Ltd	307,000	1,302
GEA Group AG	51,196	1,722
Groupe Bruxelles Lambert SA	14,734	1,798
GS Holdings Corp	4,120	160
KOC Holding AS (a)	50,504	141
Mitie Group	66,998	322
Wharf Holdings Ltd	393,875	1,855

		7,720

E-Commerce — Services (0.04%)
Dena Co Ltd	33	208
Electric — Distribution (0.03%)
Brookfield Infrastructure Partners LP	2,184	37
DUET Group	41,790	117

		154

Electric — Generation (0.03%)
CEZ AS	2,172	166
Electric — Integrated (3.70%)
Atco Ltd (b)	4,400	204
E.ON AG	35,985	6,715
Enel SpA	331,002	3,512
International Power PLC	215,449	1,702
OAO Unified Energy System (a)(c)	1,600	166
RWE AG	27,300	3,372
Union Fenosa SA	39,421	2,649

		18,320

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric Products — Miscellaneous (0.59%)
Laird Group Plc	21,389	$214
LG Electronics Inc	6,544	839
Sharp Corp	95,000	1,615
Vossloh AG	1,816	255

		2,923

Electronic Components — Miscellaneous (0.66%)
Asustek Computer Inc	160,000	469
AU Optronics Corp	119,000	207
Chemring Group Plc	4,296	209
Hon Hai Precision Industry Co Ltd	43,873	251
LG Display Co Ltd	7,670	344
Nippon Electric Glass Co Ltd	117,000	1,809

		3,289

Electronic Components — Semiconductors (0.29%)
Samsung Electronics Co Ltd	2,247	1,414
Energy (0.05%)
Centennial Coal Company Ltd (b)	66,175	246
Energy — Alternate Sources (0.40%)
Vestas Wind Systems A/S	18,100	1,977
Engineering — Research & Development Services (1.20%)
ABB Ltd	161,206	4,328
Shinko Plantech Co Ltd	7,600	98
Toyo Engineering Corp	45,000	174
WorleyParsons Ltd	37,268	1,140
WSP Group PLC	15,540	186

		5,926

Enterprise Software & Services (0.41%)
Autonomy Corp PLC (a)	70,852	1,292
Axon Group Plc	11,637	91
Hitachi Software Engineering Co Ltd	6,300	146
Software AG	2,636	201
Temenos Group AG (a)(b)	10,992	288

		2,018

Feminine Health Care Products (0.02%)
Hengan International Group Co Ltd	35,000	120
Finance — Credit Card (0.03%)
Redecard SA	10,215	168
Finance — Investment Banker & Broker (0.74%)
Babcock & Brown Ltd (b)	110,394	1,485
Mediobanca SpA	81,240	1,666
Tong Yang Investment Bank	17,407	287
Tullett Prebon PLC	24,799	235

		3,673

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Other Services (1.03%)
Deutsche Boerse AG	20,491	$3,321
Grupo Financiero Banorte SAB de CV	64,800	282
ICAP plc	110,166	1,244
IG Group Holdings PLC	21,526	140
Intermediate Capital Group PLC	4,265	132

		5,119

Food — Catering (0.42%)
Compass Group PLC	327,979	2,098
Food — Dairy Products (0.04%)
Wimm-Bill-Dann Foods OJSC ADR	1,780	182
Food — Miscellaneous/Diversified (2.99%)
East Asiatic Co Ltd A/S (b)	2,375	207
Nestle SA	18,467	9,228
Nutreco Holding NV	6,292	484
Unilever PLC	145,230	4,897

		14,816

Food — Retail (1.28%)
Casino Guichard Perrachon SA	11,432	1,371
WM Morrison Supermarkets PLC	390,612	2,126
Woolworths Ltd	107,396	2,846

		6,343

Footwear & Related Apparel (0.02%)
Geox SpA	5,965	92
Gambling (Non-Hotel) (0.05%)
Paddy Power PLC	7,104	263
Gold Mining (0.58%)
Barrick Gold Corp. (a)	51,600	2,256
Gold Fields Ltd	19,035	270
Red Back Mining Inc (a)(d)	34,365	234
Zhaojin Mining Industry Co Ltd	33,500	106

		2,866

Hotels & Motels (0.03%)
Millennium & Copthorne Hotels PLC	20,765	171
Import & Export (2.31%)
ITOCHU Corp	235,000	2,320
Mitsubishi Corp	131,900	3,983
Mitsui & Co Ltd	177,000	3,587
Sumitomo Corp	115,800	1,525

		11,415

Industrial Audio & Video Products (0.04%)
EVS Broadcast Equipment SA	1,882	202
Industrial Gases (0.40%)
Air Water Inc	23,000	220

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Industrial Gases (continued)
Linde AG	12,460	$1,760

		1,980

Instruments — Scientific (0.02%)
Roth & Rau AG (a)	436	93
Internet Application Software (0.03%)
Tencent Holdings Ltd	29,400	168
Internet Content — Information & News (0.03%)
Seek Ltd (b)	33,176	160
Internet Security (0.06%)
Check Point Software Technologies Ltd (a)	13,517	303
Investment Companies (0.65%)
Arques Industries AG	11,405	226
Investor AB	66,200	1,490
Macquarie Infrastructure Group	581,597	1,478

		3,194

Investment Management & Advisory Services (0.06%)
Azimut Holding SpA (b)	30,982	321
Leisure & Recreation Products (0.30%)
Beneteau SA	5,660	152
Sankyo Co Ltd	22,300	1,324

		1,476

Life & Health Insurance (1.68%)
Aviva PLC	189,465	2,322
China Life Insurance Co Ltd	67,000	230
Power Corp Of Canada (b)	58,700	1,944
Prudential PLC	167,045	2,206
Sanlam Ltd	122,144	288
T&D Holdings Inc	25,600	1,341

		8,331

Machinery — Construction & Mining (0.74%)
Danieli & Co SpA	3,314	120
Komatsu Ltd	126,900	3,520

		3,640

Machinery — Electrical (0.06%)
Konecranes Oyj (b)	7,819	301
Machinery — General Industry (1.29%)
Alstom	10,681	2,316
Bucher Industries AG	1,006	272
MAN AG	26,034	3,475
Shima Seiki Manufacturing Ltd	7,000	327

		6,390

Machinery Tools & Related Products (0.05%)
Gildemeister AG	5,738	144

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery Tools & Related Products (continued)
Meyer Burger Technology AG (a)	412	$127

		271

Medical — Drugs (3.66%)
Actelion Ltd (a)	20,811	1,135
GlaxoSmithKline PLC	19,921	421
Ipsen SA	3,298	187
Laboratorios Almirall SA (a)	11,501	235
Mitsubishi Tanabe Pharma Corp	87,000	1,013
Novartis AG	16,034	822
Novo Nordisk A/S	54,100	3,700
Roche Holding AG (b)	32,330	6,084
Shire PLC	97,980	1,893
Takeda Pharmaceutical Co Ltd	52,527	2,630

		18,120

Medical — Generic Drugs (0.20%)
Teva Pharmaceutical Industries Ltd ADR	20,984	969
Medical — Nursing Homes (0.10%)
Orpea (a)	3,046	185
Southern Cross Healthcare Ltd	41,291	307

		492

Medical Products (0.53%)
Sonova Holding AG	26,568	2,437
SSL International PLC	22,970	207

		2,644

Metal — Copper (0.05%)
Quadra Mining Ltd (a)	14,100	260
Metal — Diversified (0.53%)
FNX Mining Co Inc (a)	34,100	957
MMC Norilsk Nickel ADR	18,290	507
Rio Tinto PLC	11,098	1,153

		2,617

Metal — Iron (0.13%)
Kumba Iron Ore Ltd	6,506	248
Labrador Iron Ore Royalty Income Fund	2,700	145
Mount Gibson Iron Ltd (a)	104,671	274

		667

Metal Processors & Fabrication (0.06%)
Advanced Metallurgical Group NV (a)	1,690	136
Jiangxi Copper Co Ltd (b)	94,000	177

		313

Mining Services (0.03%)
Major Drilling Group International (a)	2,500	130

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Miscellaneous Manufacturers (0.02%)
Peace Mark Holdings Ltd	94,000	$85
Mortgage Banks (0.03%)
Home Capital Group Inc	4,600	160
Multi-Line Insurance (1.18%)
Baloise Holding AG	17,669	1,756
Zurich Financial Services AG	12,922	4,069

		5,825

Multimedia (0.67%)
Vivendi (b)	85,027	3,322
Non-Ferrous Metals (0.08%)
Grupo Mexico SAB de CV	60,400	401
Oil — Field Services (1.26%)
Eurasia Drilling Co Ltd (a)(c)	12,698	298
Fugro NV	29,751	2,311
John Wood Group PLC	251,659	2,025
Petrofac Ltd	145,134	1,616

		6,250

Oil Company — Exploration & Production (3.25%)
Addax Petroleum Corp	26,451	1,050
Canadian Oil Sands Trust (b)	69,800	2,822
CNOOC Ltd	662,000	978
Crescent Point Energy Trust (a)	11,315	316
Dana Petroleum Plc (a)	12,007	300
EnCana Corp (a)	71,658	5,459
Inpex Holdings Inc	192	2,138
JKX Oil & Gas plc	14,497	127
Oao Gazprom (a)(c)(d)	3,832	484
Oao Gazprom (a)	43,590	2,201
Oil & Natural Gas Corp Ltd	8,297	203

		16,078

Oil Company — Integrated (6.44%)
BG Group PLC	222,913	5,163
BP PLC	269,413	2,738
ENI SpA	137,527	4,690
LUKOIL ADR	10,749	914
OMV AG	30,471	2,014
PetroChina Co Ltd	159,219	199
Petroleo Brasileiro SA ADR	25,778	2,632
Royal Dutch Shell PLC — A shares	48,210	1,662
Royal Dutch Shell PLC — B shares	66,275	2,231
Sasol Ltd	17,868	856
StatoilHydro ASA	88,650	2,656
Total SA (b)	82,671	6,139

		31,894

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Field Machinery & Equipment (0.03%)
Wellstream Holdings PLC (a)	4,976	$130
Oil Refining & Marketing (0.32%)
Reliance Industries Ltd (d)	6,967	791
Singapore Petroleum Co Ltd	55,000	270
Thai Oil Public Co Ltd (a)(c)	125,115	278
Tupras-Turkiye Petrol Rafinerileri AS	11,282	250

		1,589

Petrochemicals (0.06%)
LG Chem Ltd	2,030	151
PTT Chemical PLC (a)(c)	47,000	157

		308

Photo Equipment & Supplies (0.23%)
Olympus Corp	37,000	1,121
Platinum (0.14%)
Impala Platinum Holdings Ltd	18,446	712
Power Converter & Supply Equipment (0.06%)
Bharat Heavy Electricals Ltd	5,415	278
Property & Casualty Insurance (0.10%)
Beazley Group PLC	100,187	317
LIG Insurance Co Ltd	8,520	168

		485

Real Estate Management & Services (0.13%)
Atrium Co Ltd	9,605	113
Deutsche Euroshop AG	6,767	284
Fabege AB (b)	11,900	127
Midland Holdings Ltd (b)	122,000	121

		645

Real Estate Operator & Developer (1.62%)
Brookfield Asset Management Inc (a)(b)	67,304	1,814
Cyrela Brazil Realty SA	17,800	231
DLF Ltd	13,893	223
Henderson Land Development Co Ltd	257,000	1,826
Kerry Properties Ltd	252,500	1,522
Mitsui Fudosan Co Ltd	106,000	2,104
Quality Houses Public Company Ltd (a)(c)	284,712	25
Shenzhen Investment Ltd	632,000	266

		8,011

Reinsurance (0.59%)
Hannover Rueckversicherung AG	3,279	171
Muenchener Rueckversicherungs AG	14,084	2,757

		2,928

REITS — Diversified (0.50%)
Eurocommercial Properties NV	5,975	334
Suntec Real Estate Investment Trust	231,238	244

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Diversified (continued)
Unibail-Rodamco	7,350	$1,891

		2,469

REITS — Office Property (0.08%)
ICADE	2,579	384
REITS — Shopping Centers (0.05%)
Vastned Retail NV	2,199	234
Retail — Automobile (0.07%)
PT Astra International Tbk	136,000	358
Retail — Building Products (0.03%)
Kohnan Shoji Co Ltd	10,300	131
Retail — Computer Equipment (0.24%)
Game Group Plc	287,168	1,210
Retail — Consumer Electronics (0.25%)
GOME Electrical Appliances Holdings Ltd (b)	482,000	1,107
JB Hi-Fi Ltd	15,780	130

		1,237

Retail — Drug Store (0.50%)
Shoppers Drug Mart Corp	43,600	2,206
Sugi Pharmacy Co Ltd	9,700	275

		2,481

Retail — Jewelry (0.55%)
Swatch Group AG	10,190	2,724
Retail — Major Department Store (0.08%)
David Jones Ltd (b)	52,503	175
Hyundai Department Store Co Ltd	2,293	221

		396

Rubber — Tires (0.34%)
Cheng Shin Rubber Industry Co Ltd	127,000	258
Nokian Renkaat OYJ (b)	32,927	1,403

		1,661

Rubber & Plastic Products (0.03%)
Tokai Rubber Industries Inc	9,155	132
Security Services (0.32%)
G4S PLC	355,879	1,609
Semiconductor Component — Integrated Circuits (0.27%)
Siliconware Precision Industries Co	171,000	287
Taiwan Semiconductor Manufacturing Co Ltd	501,676	1,042

		1,329

Soap & Cleaning Products (0.56%)
Reckitt Benckiser Group PLC	49,700	2,753

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Steel — Producers (1.81%)
ArcelorMittal	39,130	$3,205
China Steel Corp	210,000	332
Dongkuk Steel Mill Co Ltd	4,820	188
Evraz Group SA (c)	6,661	575
Mechel ADR	3,043	346
OneSteel Ltd	224,446	1,311
POSCO ADR	5,213	620
Salzgitter AG	11,246	1,969
Shougang Concord International Enterprises Company Ltd	672,000	158
Sidenor Steel Products Manufacturing Co	4,106	52
Tata Steel Ltd (a)	12,023	215

		8,971

Steel — Specialty (0.33%)
Hitachi Metals Ltd	104,000	1,532
Mitsubishi Steel Manufacturing Co Ltd (b)	28,527	85

		1,617

Telecommunication Services (0.87%)
Chunghwa Telecom Co Ltd (a)	204,000	536
Digi.Com BHD	27,000	206
Reliance Communications Ltd	20,485	260
Singapore Telecommunications Ltd	1,063,000	3,020
Telekom Malaysia Bhd	55,400	184
Telenet Group Holding NV (a)	4,462	99

		4,305

Telephone — Integrated (3.73%)
Brasil Telecom Participacoes SA	24,727	324
France Telecom SA	105,545	3,549
KDDI Corp	376	2,297
KT Corp	8,895	422
Philippine Long Distance Telephone Co ADR	3,160	210
Royal KPN NV	128,749	2,175
Tele Norte Leste Participacoes SA ADR	14,867	395
Telefonica SA	226,731	6,515
Telefonos de Mexico SAB de CV ADR	15,702	590
Telstra Corp Ltd	493,617	1,985

		18,462

Therapeutics (0.28%)
Grifols SA	52,461	1,381
Tobacco (2.25%)
British American Tobacco PLC	111,027	4,167
Imperial Tobacco Group PLC	69,315	3,189
Japan Tobacco Inc	760	3,804

		11,160

Tools — Hand Held (0.31%)
Hitachi Koki Co Ltd	14,866	189

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Tools — Hand Held (continued)
Makita Corp	42,900	$1,347

		1,536

Toys (1.00%)
Nintendo Co Ltd	9,600	4,950
Transport — Marine (0.78%)
China COSCO Holdings Co Ltd	131,000	318
China Shipping Development Co Ltd	72,000	226
Inui Steamship Co Ltd (b)	10,800	139
Jinhui Shipping & Transportation Ltd (a)	20,044	195
Mitsui OSK Lines Ltd	143,000	1,729
Pacific Basin Shipping Ltd	155,249	255
Shinwa Kaiun Kaisha Ltd	32,309	204
Smit Internationale NV	2,892	295
STX Pan Ocean Co Ltd (b)	98,000	201
U-Ming Marine Transport Corp	97,000	293

		3,855

Transport — Rail (0.62%)
Central Japan Railway Co	295	3,048
Transport — Services (1.02%)
Firstgroup Plc	145,199	1,624
Kintetsu World Express Inc	6,800	158
Stagecoach Group PLC	308,232	1,481
Viterra Inc (a)	125,831	1,776

		5,039

Transport — Truck (0.05%)
Hitachi Transport System Ltd	15,900	241
Travel Services (0.02%)
Flight Centre Ltd	4,732	92
Water (0.14%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)	17,740	394
Northumbrian Water Group PLC	40,040	278

		672

Web Portals (0.45%)
NHN Corp (a)	1,396	326
So-net Entertainment Corp (b)	53	218
Yahoo! Japan Corp	3,283	1,706

		2,250

Wire & Cable Products (0.05%)
Leoni AG	4,764	231
Wireless Equipment (1.14%)
Nokia OYJ	178,474	5,647

TOTAL COMMON STOCKS		$487,619

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (1.34%)
Auto — Car & Light Trucks (0.42%)
Porsche Automobil Holding SE	11,231	$2,060
Commercial Banks (0.17%)
Banco Bradesco SA	30,800	856
Diversified Minerals (0.38%)
Cia Vale do Rio Doce	64,656	1,865
Electric — Integrated (0.08%)
Cia Energetica de Minas Gerais	20,900	375
Food — Meat Products (0.12%)
Sadia SA	105,289	616
Investment Companies (0.00%)
Lereko Mobility Pty Ltd	1,113	4
Steel — Producers (0.15%)
Usinas Siderurgicas de Minas Gerais SA	13,350	748
Television (0.02%)
ProSiebenSat.1 Media AG	5,525	120

TOTAL PREFERRED STOCKS		$6,644

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.05%)
Commercial Paper (0.05%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/1/2008	$119	$119
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/1/2008	119	119

		238

TOTAL SHORT TERM INVESTMENTS		$238

REPURCHASE AGREEMENTS (6.97%)
Finance — Investment Banker & Broker (6.97%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $34,870,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (e)	$34,507	$34,505

TOTAL REPURCHASE AGREEMENTS		$34,505

Total Investments		$529,006
Liabilities in Excess of Other Assets, Net — (6.85)%		(33,905)

TOTAL NET ASSETS — 100.00%		$495,101

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,664 or 0.74% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,509 or 0.30% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$62,358
Unrealized Depreciation	(27,368)

Net Unrealized Appreciation (Depreciation)	34,990
Cost for federal income tax purposes	494,016
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Diversified International Account
March 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	16.55%
Japan	14.35%
Germany	8.53%
Switzerland	7.91%
Canada	7.03%
United States	7.02%
France	6.68%
Australia	3.96%
Spain	3.95%
Italy	3.89%
Hong Kong	3.56%
Netherlands	2.32%
Finland	1.83%
Brazil	1.74%
Norway	1.64%
Singapore	1.64%
Greece	1.51%
Korea, Republic Of	1.47%
Belgium	1.46%
Taiwan, Province Of China	1.25%
Denmark	1.22%
Russian Federation	1.21%
Luxembourg	0.82%
Austria	0.78%
South Africa	0.67%
China	0.61%
India	0.51%
Mexico	0.51%
Israel	0.38%
Sweden	0.33%
Thailand	0.31%
Malaysia	0.28%
Indonesia	0.27%
Portugal	0.25%
Turkey	0.20%
Czech Republic	0.08%
Ireland	0.05%
Poland	0.04%
Philippines	0.04%
Liabilities in Excess of Other Assets, Net	(6.85%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.18%)
Advertising Sales (0.73%)
Lamar Advertising Co (a)(b)	52,700	$1,894
Aerospace & Defense (2.51%)
General Dynamics Corp	46,600	3,885
Lockheed Martin Corp	26,500	2,632

		6,517

Applications Software (3.59%)
Microsoft Corp	328,200	9,314
Casino Hotels (1.69%)
Las Vegas Sands Corp (b)	34,000	2,504
MGM Mirage (b)	31,910	1,875

		4,379

Casino Services (1.66%)
International Game Technology	107,300	4,315
Cellular Telecommunications (1.08%)
MetroPCS Communications Inc (b)	165,500	2,814
Commercial Services — Finance (1.70%)
Automatic Data Processing Inc	56,700	2,403
Visa Inc (b)	32,000	1,996

		4,399

Computer Aided Design (0.45%)
Autodesk Inc (b)	37,400	1,177
Computers (3.24%)
Apple Inc (b)	40,500	5,812
Dell Inc (b)	130,400	2,597

		8,409

Consulting Services (2.08%)
Accenture Ltd	153,500	5,399
Diversified Manufacturing Operations (5.33%)
Danaher Corp	122,800	9,337
General Electric Co	121,600	4,500

		13,837

E-Commerce — Products (3.45%)
Amazon.com Inc (b)	125,500	8,948
E-Commerce — Services (0.75%)
Expedia Inc (b)	88,500	1,937
Electronic Components — Semiconductors (4.95%)
Broadcom Corp (b)	171,900	3,312
Intel Corp	215,700	4,569
Xilinx Inc	208,600	4,954

		12,835

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engineering — Research & Development Services (2.20%)
Foster Wheeler Ltd (b)	48,200	$2,729
McDermott International Inc (b)	54,300	2,977

		5,706

Entertainment Software (1.65%)
Electronic Arts Inc (b)	85,500	4,268
Fiduciary Banks (3.45%)
State Street Corp	113,400	8,959
Finance — Investment Banker & Broker (1.90%)
Morgan Stanley	107,700	4,922
Health Care Cost Containment (0.90%)
McKesson Corp	44,800	2,346
Hotels & Motels (1.78%)
Marriott International Inc/DE	134,500	4,621
Human Resources (0.64%)
Monster Worldwide Inc (b)	68,800	1,666
Industrial Gases (1.87%)
Praxair Inc	57,500	4,843
Investment Management & Advisory Services (1.91%)
Franklin Resources Inc	51,100	4,956
Medical — Biomedical/Gene (3.26%)
Celgene Corp (b)	59,343	3,637
Genentech Inc (b)	59,500	4,830

		8,467

Medical — Drugs (2.24%)
Allergan Inc/United States	62,900	3,547
Schering-Plough Corp	157,900	2,275

		5,822

Medical — HMO (0.52%)
Humana Inc (b)	30,000	1,346
Medical Instruments (3.32%)
Medtronic Inc	105,800	5,117
St Jude Medical Inc (b)	81,100	3,503

		8,620

Medical Products (0.85%)
Stryker Corp	34,000	2,212
Metal — Diversified (1.07%)
Freeport-McMoRan Copper & Gold Inc	28,900	2,781
Multimedia (0.45%)
McGraw-Hill Cos Inc/The	31,800	1,175

Schedule of Investments
Equity Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Networking Products (4.09%)
Cisco Systems Inc (b)	69,400	$1,672
Juniper Networks Inc (b)	357,900	8,947

		10,619

Oil — Field Services (2.79%)
Schlumberger Ltd	83,200	7,238
Oil Company — Integrated (1.00%)
Suncor Energy Inc	26,800	2,582
Retail — Bedding (0.95%)
Bed Bath & Beyond Inc (b)	83,400	2,460
Retail — Discount (0.98%)
Target Corp	50,100	2,539
Retail — Drug Store (2.61%)
CVS Caremark Corp	166,907	6,761
Retail — Regional Department Store (1.72%)
Kohl’s Corp (b)	104,100	4,465
Retail — Restaurants (1.27%)
Yum! Brands Inc	88,200	3,282
Semiconductor Component — Integrated Circuits (1.62%)
Marvell Technology Group Ltd (b)	385,300	4,192
Semiconductor Equipment (1.43%)
Applied Materials Inc	189,700	3,701
Telecommunication Equipment — Fiber Optics (2.79%)
Corning Inc	301,300	7,243
Therapeutics (3.61%)
Gilead Sciences Inc (b)	181,700	9,363
Toys (1.12%)
Nintendo Co Ltd ADR	45,000	2,912
Transport — Services (1.70%)
Expeditors International Washington Inc	97,400	4,401
Web Portals (3.50%)
Google Inc (b)	20,600	9,074
Wireless Equipment (6.78%)
American Tower Corp (b)	238,400	9,348
Crown Castle International Corp (b)	87,600	3,021
Qualcomm Inc	127,200	5,215

		17,584

TOTAL COMMON STOCKS		$257,300

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.23%)
Finance — Investment Banker & Broker (0.23%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $597,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (c)	$591	$591

TOTAL REPURCHASE AGREEMENTS		$591

Total Investments		$257,891
Other Assets in Excess of Liabilities, Net — 0.59%		1,531

TOTAL NET ASSETS — 100.00%		$259,422

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$29,271
Unrealized Depreciation	(23,863)
Net Unrealized Appreciation (Depreciation)	5,408
Cost for federal income tax purposes	252,483
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Communications	23.63%
Consumer, Non-cyclical	19.13%
Technology	16.92%
Consumer, Cyclical	13.77%
Industrial	11.74%
Financial	7.49%
Energy	3.79%
Basic Materials	2.94%
Other Assets in Excess of Liabilities, Net	0.59%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Income Account I
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.22%)
Aerospace & Defense (1.75%)
Boeing Co	31,100	$2,313
General Dynamics Corp	74,700	6,228

		8,541

Agricultural Operations (1.54%)
Archer-Daniels-Midland Co	182,700	7,520
Apparel Manufacturers (0.50%)
VF Corp	31,300	2,426
Applications Software (1.35%)
Microsoft Corp	231,600	6,573
Audio & Video Products (0.51%)
Sony Corp ADR	61,700	2,472
Auto — Car & Light Trucks (0.53%)
Daimler AG (a)	30,200	2,584
Auto — Medium & Heavy Duty Trucks (0.47%)
Paccar Inc	51,400	2,313
Auto/Truck Parts & Equipment — Original (0.35%)
Johnson Controls Inc	51,100	1,727
Brewery (0.56%)
Molson Coors Brewing Co	52,400	2,755
Cable TV (0.97%)
Comcast Corp	245,700	4,752
Cellular Telecommunications (0.54%)
Vodafone Group PLC ADR	89,900	2,653
Chemicals — Diversified (1.35%)
Bayer AG ADR	32,200	2,581
EI Du Pont de Nemours & Co	85,900	4,016

		6,597

Commercial Banks (1.88%)
Barclays PLC ADR	40,487	1,466
BB&T Corp	79,885	2,561
Lloyds TSB Group PLC ADR (a)	143,842	5,164

		9,191

Commercial Services — Finance (0.48%)
Automatic Data Processing Inc	55,500	2,353
Computers (1.46%)
Hewlett-Packard Co	156,300	7,137
Consumer Products — Miscellaneous (0.46%)
Kimberly-Clark Corp	34,500	2,227

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Data Processing & Management (0.18%)
Fidelity National Information Services	23,176	$884
Diversified Manufacturing Operations (5.75%)
3M Co	32,300	2,557
Dover Corp	80,600	3,367
General Electric Co	444,900	16,466
Honeywell International Inc	52,900	2,985
Tyco International Ltd	61,100	2,691

		28,066

Electric — Integrated (3.96%)
FPL Group Inc	109,000	6,839
PG&E Corp	100,900	3,715
Progress Energy Inc	134,000	5,588
Xcel Energy Inc	159,100	3,174

		19,316

Electric Products — Miscellaneous (1.16%)
Emerson Electric Co	109,590	5,639
Electronic Components — Semiconductors (3.01%)
Intel Corp	596,000	12,623
Microchip Technology Inc	62,900	2,059

		14,682

Electronics — Military (0.91%)
L-3 Communications Holdings Inc	40,500	4,428
Fiduciary Banks (1.74%)
Bank of New York Mellon Corp/The	203,675	8,499
Finance — Investment Banker & Broker (2.24%)
JPMorgan Chase & Co	254,600	10,935
Food — Miscellaneous/Diversified (2.11%)
Cadbury Schweppes PLC ADR	54,100	2,392
ConAgra Foods Inc	114,100	2,733
Kraft Foods Inc	167,476	5,193

		10,318

Food — Retail (1.12%)
Safeway Inc	186,600	5,477
Forestry (0.77%)
Plum Creek Timber Co Inc	20,000	814
Weyerhaeuser Co	45,500	2,959

		3,773

Gas — Distribution (1.14%)
Sempra Energy	104,100	5,546
Investment Companies (0.96%)
American Capital Strategies Ltd (a)	137,459	4,696

Schedule of Investments
Equity Income Account I
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (4.07%)
AllianceBernstein Holding LP	71,842	$4,553
Ameriprise Financial Inc	67,800	3,516
Franklin Resources Inc	121,900	11,823

		19,892

Life & Health Insurance (1.51%)
Prudential Financial Inc	73,600	5,759
Unum Group	72,800	1,602

		7,361

Medical — Drugs (5.33%)
Bristol-Myers Squibb Co	129,000	2,748
Novartis AG ADR	100,700	5,159
Pfizer Inc	106,900	2,237
Sanofi-Aventis SA ADR	127,000	4,768
Schering-Plough Corp	249,900	3,601
Wyeth	179,700	7,504

		26,017

Medical — Generic Drugs (1.07%)
Teva Pharmaceutical Industries Ltd ADR	113,500	5,243
Medical — HMO (0.96%)
Aetna Inc	110,900	4,668
Medical Laboratory & Testing Service (0.57%)
Quest Diagnostics Inc	60,900	2,757
Metal — Aluminum (0.61%)
Alcoa Inc	82,000	2,957
Metal — Diversified (0.60%)
Freeport-McMoRan Copper & Gold Inc	30,600	2,944
Motorcycle/Motor Scooter (0.59%)
Harley-Davidson Inc	77,300	2,899
Multi-Line Insurance (4.72%)
ACE Ltd	141,500	7,791
Assurant Inc	58,700	3,572
Hartford Financial Services Group Inc	58,700	4,448
Loews Corp	36,200	1,456
MetLife Inc	95,500	5,755

		23,022

Multimedia (1.22%)
News Corp	69,233	1,318
Time Warner Inc	148,000	2,075
Walt Disney Co/The	81,900	2,570

		5,963

Music (0.00%)
V2 Music Holdings PLC — Warrants (b)(c)(d)	250	—

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (0.63%)
Waste Management Inc	92,200	$3,094
Oil Company — Exploration & Production (0.24%)
Devon Energy Corp	10,400	1,085
Enerplus Resources Fund	2,100	91

		1,176

Oil Company — Integrated (2.30%)
Chevron Corp	55,784	4,762
Hess Corp	36,100	3,183
Marathon Oil Corp	72,300	3,297

		11,242

Paper & Related Products (0.43%)
International Paper Co	78,000	2,122
Pipelines (1.72%)
Enterprise Products Partners LP	38,800	1,152
Kinder Morgan Energy Partners LP (a)	43,900	2,401
Spectra Energy Corp	72,900	1,659
Williams Cos Inc	96,100	3,169

		8,381

Quarrying (0.38%)
Vulcan Materials Co	27,800	1,846
Regional Banks (5.27%)
Bank of America Corp	273,402	10,365
PNC Financial Services Group Inc	101,700	6,668
US Bancorp	106,000	3,430
Wells Fargo & Co	180,300	5,247

		25,710

REITS — Diversified (0.23%)
Vornado Realty Trust	12,900	1,112
REITS — Hotels (0.26%)
Host Hotels & Resorts Inc	80,500	1,282
REITS — Shopping Centers (0.18%)
Kimco Realty Corp	22,400	877
REITS — Storage (0.33%)
Public Storage	18,200	1,613
REITS — Warehouse & Industrial (1.11%)
AMB Property Corp	32,600	1,774
Prologis	62,200	3,661

		5,435

Retail — Discount (1.99%)
Wal-Mart Stores Inc	184,800	9,735

Schedule of Investments
Equity Income Account I
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Drug Store (0.81%)
CVS Caremark Corp	97,000	$3,929
Retail — Major Department Store (0.69%)
JC Penney Co Inc	88,900	3,352
Retail — Regional Department Store (0.70%)
Macy’s Inc	147,100	3,392
Retail — Restaurants (1.44%)
McDonald’s Corp	125,600	7,005
Semiconductor Component — Integrated Circuits (0.89%)
Taiwan Semiconductor Manufacturing Co Ltd ADR	420,700	4,321
Semiconductor Equipment (0.51%)
Applied Materials Inc	128,700	2,511
Steel — Producers (0.64%)
United States Steel Corp	24,700	3,134
Telecommunication Services (0.44%)
Telus Corp	51,873	2,171
Telephone — Integrated (7.21%)
AT&T Inc	358,100	13,715
BT Group PLC ADR	58,200	2,508
Nippon Telegraph & Telephone Corp ADR	113,100	2,452
Telstra Corp Ltd ADR	50,600	1,009
Verizon Communications Inc	381,700	13,913
Windstream Corp	134,707	1,610

		35,207

Television (0.81%)
CBS Corp	178,500	3,941
Tobacco (0.86%)
Reynolds American Inc	71,300	4,209
Toys (0.68%)
Mattel Inc	167,330	3,330
Transport — Rail (1.97%)
Norfolk Southern Corp	65,000	3,531
Union Pacific Corp	48,700	6,106

		9,637

Wireless Equipment (0.50%)
Telefonaktiebolaget LM Ericsson ADR	124,400	2,444

TOTAL COMMON STOCKS		$460,011

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (0.52%)
Electric — Integrated (0.02%)
Texas-New Mexico Power Co
6.25%, 1/15/2009	$100	$102
Medical — HMO (0.10%)
Aetna Inc
7.88%, 3/ 1/2011	450	497
Rental — Auto & Equipment (0.19%)
Erac USA Finance Co
7.35%, 6/15/2008 (e)	925	932
Telecommunication Services (0.21%)
Telus Corp
8.00%, 6/ 1/2011	925	1,006

TOTAL BONDS		$2,537

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030	34	35
7.00%, 9/ 1/2030	12	13

		48

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$48

REPURCHASE AGREEMENTS (5.96%)
Finance — Investment Banker & Broker (2.06%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $10,173,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (f)	$10,068	$10,067
Money Center Banks (3.90%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.15% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $9,801,000; 0.00% — 2.53%; dated 06/13/08 — 12/11/08)	9,516	9,515
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.25% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $9,801,000; 0.00% — 6.00%; dated 01/05/09 — 01/15/28)	9,516	9,516

		19,031

TOTAL REPURCHASE AGREEMENTS		$29,098

Total Investments		$491,694
Liabilities in Excess of Other Assets, Net — (0.71)%		(3,454)

TOTAL NET ASSETS - 100.00%		$488,240

Schedule of Investments
Equity Income Account I
March 31, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security is Illiquid

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $932 or 0.19% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$45,497
Unrealized Depreciation	(21,630)

Net Unrealized Appreciation (Depreciation)	23,867
Cost for federal income tax purposes	467,827
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	30.46%
Consumer, Non-cyclical	15.36%
Industrial	12.17%
Communications	11.91%
Consumer, Cyclical	9.25%
Technology	7.39%
Utilities	5.11%
Basic Materials	4.79%
Energy	4.26%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(0.71%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.28%)
Aerospace & Defense (1.15%)
Northrop Grumman Corp	760	$59
Apparel Manufacturers (0.63%)
VF Corp	420	33
Applications Software (0.99%)
Microsoft Corp	1,800	51
Beverages — Non-Alcoholic (1.96%)
Coca-Cola Co/The	1,140	69
Pepsi Bottling Group Inc	930	32

		101

Chemicals — Diversified (2.16%)
EI Du Pont de Nemours & Co	1,380	64
PPG Industries Inc	770	47

		111

Commercial Services — Finance (0.64%)
H&R Block Inc	1,580	33
Computers (2.44%)
Hewlett-Packard Co	1,340	61
International Business Machines Corp	560	65

		126

Data Processing & Management (0.47%)
Fiserv Inc (a)	500	24
Diversified Manufacturing Operations (7.87%)
Dover Corp	890	37
General Electric Co	6,760	250
Ingersoll-Rand Co Ltd	1,030	46
Parker Hannifin Corp	560	39
Tyco International Ltd	760	34

		406

Electric — Integrated (2.70%)
Exelon Corp	980	79
PPL Corp	1,300	60

		139

Electronic Components — Semiconductors (0.44%)
Intel Corp	1,080	23
Enterprise Software & Services (0.62%)
Oracle Corp (a)	1,630	32
Fiduciary Banks (0.50%)
Bank of New York Mellon Corp/The	620	26
Finance — Credit Card (0.23%)
Discover Financial Services	710	12

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (7.25%)
Citigroup Inc	6,350	$136
JPMorgan Chase & Co	3,020	130
Merrill Lynch & Co Inc	1,170	48
Morgan Stanley	1,320	60

		374

Finance — Mortgage Loan/Banker (0.97%)
Freddie Mac	1,970	50
Financial Guarantee Insurance (0.17%)
MGIC Investment Corp (b)	840	9
Food — Miscellaneous/Diversified (1.01%)
Unilever NV	1,550	52
Food — Retail (0.70%)
Kroger Co/The	1,420	36
Forestry (1.16%)
Weyerhaeuser Co	920	60
Home Decoration Products (0.67%)
Newell Rubbermaid Inc	1,510	35
Independent Power Producer (0.64%)
NRG Energy Inc (a)	850	33
Insurance Brokers (0.20%)
Marsh & McLennan Cos Inc	430	10
Life & Health Insurance (0.66%)
Torchmark Corp	570	34
Machinery — Construction & Mining (0.91%)
Caterpillar Inc	600	47
Machinery — Farm (0.22%)
Deere & Co	140	11
Medical — Biomedical/Gene (0.57%)
Amgen Inc (a)	700	29
Medical — Drugs (6.05%)
Abbott Laboratories	840	46
Eli Lilly & Co	790	41
Merck & Co Inc	860	33
Pfizer Inc	6,220	130
Wyeth	1,480	62

		312

Medical Instruments (0.70%)
Medtronic Inc	750	36

Schedule of Investments
Equity Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laboratory & Testing Service (0.30%)
Quest Diagnostics Inc	340	$15
Medical Products (2.71%)
Johnson & Johnson	2,150	139
Multi-Line Insurance (4.91%)
Allstate Corp/The	1,210	58
American International Group Inc	2,340	101
Hartford Financial Services Group Inc	730	55
Loews Corp	960	39

		253

Multimedia (2.07%)
Time Warner Inc	3,950	55
Viacom Inc (a)	1,300	52

		107

Non-Hazardous Waste Disposal (0.67%)
Waste Management Inc	1,030	35
Office Automation & Equipment (0.57%)
Xerox Corp	1,980	30
Office Supplies & Forms (0.37%)
Avery Dennison Corp	390	19
Oil Company — Exploration & Production (0.24%)
Devon Energy Corp	120	12
Oil Company — Integrated (13.38%)
Chevron Corp	2,090	178
ConocoPhillips	1,620	124
Exxon Mobil Corp	3,010	255
Royal Dutch Shell PLC — A shares ADR	1,930	133

		690

Oil Field Machinery & Equipment (0.45%)
National Oilwell Varco Inc (a)	400	23
Printing — Commercial (0.59%)
RR Donnelley & Sons Co	1,010	31
Publishing — Newspapers (0.82%)
Gannett Co Inc	1,450	42
Regional Banks (7.96%)
Bank of America Corp (c)	3,920	149
National City Corp (b)	1,050	10
PNC Financial Services Group Inc	550	36
US Bancorp	1,910	62
Wachovia Corp	1,930	52
Wells Fargo & Co	3,480	101

		410

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Apparel & Shoe (0.45%)
Gap Inc/The	1,170	$23
Retail — Building Products (0.63%)
Home Depot Inc	1,170	33
Retail — Consumer Electronics (0.66%)
Best Buy Co Inc	820	34
Retail — Discount (1.29%)
Wal-Mart Stores Inc	1,260	66
Retail — Drug Store (0.66%)
Walgreen Co	900	34
Retail — Office Supplies (0.68%)
Staples Inc	1,580	35
Retail — Regional Department Store (0.62%)
Kohl’s Corp (a)	740	32
Retail — Restaurants (0.47%)
Darden Restaurants Inc	170	5
McDonald’s Corp	340	19

		24

Savings & Loans — Thrifts (0.22%)
Washington Mutual Inc (b)	1,090	11
Semiconductor Equipment (0.40%)
Applied Materials Inc	1,060	21
Steel — Producers (0.78%)
Nucor Corp	590	40
Telecommunication Services (0.23%)
Embarq Corp	300	12
Telephone — Integrated (6.08%)
AT&T Inc (c)	5,260	201
Sprint Nextel Corp	2,950	20
Verizon Communications Inc	2,530	92

		313

Television (0.09%)
CBS Corp	220	5
Tobacco (0.99%)
Altria Group Inc	700	16
Philip Morris International Inc (a)	700	35

		51

Transport — Truck (0.16%)
YRC Worldwide Inc (a)(b)	620	8

Schedule of Investments
Equity Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Wireless Equipment (0.15%)
Motorola Inc	830	$8

TOTAL COMMON STOCKS		$4,860

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.77%)
Finance — Investment Banker & Broker (0.77%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $40,000; 0.00% - 7.61%; dated 04/07/08 - 09/26/36) (d)	$40	$40

TOTAL REPURCHASE AGREEMENTS		$40

Total Investments		$4,900
Other Assets in Excess of Liabilities, Net - 4.95%		255

TOTAL NET ASSETS - 100.00%		$5,155

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $115 or 2.22% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$415
Unrealized Depreciation	(776)

Net Unrealized Appreciation (Depreciation)	(361)
Cost for federal income tax purposes	5,261
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	2	$130	$132	$2
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	23.85%
Consumer, Non-cyclical	16.58%
Energy	14.07%
Industrial	10.97%
Communications	9.45%
Consumer, Cyclical	6.76%
Technology	5.93%
Basic Materials	4.09%
Utilities	3.35%
Other Assets in Excess of Liabilities, Net	4.95%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.57%

Schedule of Investments
Government & High Quality Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (52.92%)
Asset Backed Securities (4.40%)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.89%, 9/25/2033 (a)	$201	$197
2.83%, 12/25/2033 (a)(b)	301	283
Countrywide Asset-Backed Certificates
2.77%, 6/25/2037 (a)	1,500	1,032
Credit-Based Asset Servicing and Securitization
2.77%, 3/25/2036 (a)(b)	1,500	1,380
Fannie Mae Grantor Trust
2.75%, 9/25/2035 (a)(b)	798	791
Long Beach Mortgage Loan Trust
2.71%, 10/25/2036 (a)(b)	4,000	3,614
Saxon Asset Securities Trust
2.76%, 3/25/2036 (a)(b)	4,000	3,304
Structured Asset Investment Loan Trust
2.82%, 1/25/2036 (a)(b)	1,500	1,465
Swift Master Auto Receivables Trust
2.92%, 6/15/2012 (a)(b)	2,250	2,078

		14,144

Automobile Sequential (0.92%)
Capital Auto Receivables Asset Trust
2.85%, 10/15/2009 (a)(b)	1,880	1,876
WFS Financial Owner Trust
3.93%, 2/17/2012 (b)	1,093	1,096

		2,972

Credit Card Asset Backed Securities (1.51%)
Discover Card Master Trust
5.65%, 3/16/2020	1,583	1,580
Discover Card Master Trust I
2.84%, 5/15/2011 (a)	2,200	2,188
Washington Mutual Master Note Trust
3.57%, 10/15/2014 (a)(b)(c)(d)	1,150	1,088

		4,856

Finance — Mortgage Loan/Banker (9.57%)
Fannie Mae
5.25%, 8/ 1/2012 (e)(f)	8,950	9,385
5.00%, 5/11/2017 (f)	6,450	6,891
6.63%, 11/15/2030	550	681
Freddie Mac
4.13%, 7/12/2010	1,200	1,246
4.88%, 11/15/2013	3,200	3,429
5.75%, 6/27/2016 (f)	1,900	2,092
SLM Student Loan Trust
3.42%, 10/25/2016 (a)	3,808	3,801
2.99%, 9/17/2018 (a)	3,323	3,252

		30,777

Home Equity — Other (3.93%)
ACE Securities Corp
2.81%, 9/25/2035 (a)(b)	711	700
American Home Mortgage Investment Trust
2.79%, 11/25/2030 (a)	1,712	1,125

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
Asset Backed Securities Corp Home Equity
2.70%, 7/25/2036 (a)(b)	$2,900	$2,781
First NLC Trust
2.83%, 5/25/2035 (a)	998	834
JP Morgan Mortgage Acquisition Corp
2.86%, 7/25/2035 (a)(b)	1,134	1,105
Morgan Stanley Home Equity Loans
2.77%, 2/25/2036 (a)(b)	4,750	4,546
Soundview Home Equity Loan Trust
2.69%, 7/25/2036 (a)	1,609	1,564

		12,655

Mortgage Backed Securities (32.59%)
Banc of America Commercial Mortgage Inc
4.73%, 7/10/2043 (a)	2,500	2,330
Banc of America Funding Corp
2.62%, 7/20/2036 (a)(b)	1,654	1,582
2.82%, 7/20/2036 (a)(b)	1,197	588
Bear Stearns Alt-A Trust
2.77%, 4/25/2037 (a)(b)	810	528
Bear Stearns Mortgage Funding Trust
2.81%, 7/25/2036 (a)(b)	909	671
Chase Mortgage Finance Corp
4.80%, 7/25/2037 (a)(b)	1,964	1,891
Commercial Mortgage Pass Through Certificates
0.06%, 12/10/2046 (a)(d)	20,408	211
Credit Suisse Mortgage Capital Certificates
5.81%, 9/15/2039 (a)	2,000	1,838
0.09%, 12/15/2039	13,246	189
CS First Boston Mortgage Securities Corp
0.52%, 11/15/2036 (a)(d)	10,481	382
Fannie Mae
2.90%, 10/25/2018 (a)(b)	729	722
5.00%, 8/25/2026	1,947	1,982
2.80%, 4/25/2034 (a)	4,544	4,544
0.21%, 3/25/2036	22,053	259
6.50%, 2/25/2047	2,000	2,133
Fannie Mae Grantor Trust
5.50%, 9/25/2011	3,250	3,470
5.34%, 4/25/2012	3,500	3,731
2.95%, 5/25/2035 (a)(b)	1,482	1,494
Fannie Mae Whole Loan
2.75%, 5/25/2035 (a)	1,679	1,667
Federal Home Loan Bank System
5.46%, 11/27/2015	2,135	2,136
Freddie Mac
4.50%, 7/15/2017	4,800	4,873
3.12%, 6/15/2018 (a)(b)	3,006	3,013
3.22%, 7/15/2023 (a)	4,406	4,292
3.02%, 4/15/2030 (a)	3,960	3,961
5.50%, 9/15/2031 (a)	1,075	1,108
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)	2,800	2,532

Schedule of Investments
Government & High Quality Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corp (continued)
5.33%, 11/10/2045 (a)	$3,500	$3,515
G-Force LLC
2.90%, 12/25/2039 (a)(d)	2,300	1,495
Ginnie Mae
1.69%, 10/16/2012 (a)	72,483	2,151
3.89%, 7/16/2026	1,254	1,258
5.08%, 1/16/2030 (a)	1,193	1,222
4.26%, 2/16/2032	1,805	1,822
0.98%, 6/17/2045 (a)	26,835	1,149
0.74%, 11/16/2045	2,962	129
1.12%, 5/16/2046 (a)	8,459	425
1.06%, 10/16/2046	12,335	720
Greenwich Capital Commercial Funding Corp
5.91%, 7/10/2038	2,500	2,552
0.32%, 3/10/2039 (a)(d)	44,030	831
GS Mortgage Securities Corp II
0.65%, 11/10/2039 (d)	23,847	812
5.80%, 8/10/2045 (a)	2,225	2,221
Impac CMB Trust
2.91%, 4/25/2035 (a)	813	535
JP Morgan Chase Commercial Mortgage
Securities
0.33%, 9/12/2037 (a)	62,119	746
5.82%, 6/15/2049 (a)	2,900	2,664
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)	2,250	2,102
5.29%, 4/25/2036 (a)	736	742
5.82%, 6/25/2036 (a)	1,346	1,178
5.94%, 8/25/2036 (a)	1,825	1,597
6.00%, 8/25/2036 (a)	2,132	1,939
5.56%, 10/25/2036 (a)	3,700	2,990
5.82%, 1/25/2037 (a)	3,088	3,016
LB-UBS Commercial Mortgage Trust
0.08%, 11/15/2038 (a)(d)	10,403	152
0.72%, 11/15/2038 (a)(d)	17,384	657
0.07%, 2/15/2040 (a)(d)	5,933	59
0.49%, 2/15/2040 (a)	7,438	205
0.74%, 7/15/2040 (a)	80,024	1,831
Merrill Lynch Mortgage Trust
0.56%, 5/12/2043	35,596	746
Merrill Lynch/Countrywide Commercial
Mortgage Trust
0.54%, 8/12/2048 (a)	26,874	861
0.09%, 12/12/2049 (a)(d)	39,786	492
Morgan Stanley Capital I
0.36%, 8/13/2042	133,423	2,023
0.06%, 12/15/2043 (a)(d)	21,356	239
Residential Accredit Loans Inc
2.75%, 2/25/2037 (a)(b)	1,904	1,284
2.79%, 7/25/2037 (a)(b)	1,959	1,454

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust
0.63%, 5/15/2044 (a)(d)	$71,703	$1,360
5.82%, 5/15/2046 (a)	2,175	1,975
Washington Mutual Alternative Mortgage
2.88%, 6/25/2046 (a)	3,123	1,571

		104,847

TOTAL BONDS		$170,251

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (78.04%)
Federal Home Loan Mortgage Corporation (FHLMC) (26.00%)
4.50%, 4/ 1/2023 (g)	1,020	1,014
5.00%, 4/ 1/2023 (g)	2,800	2,828
5.00%, 4/ 1/2038 (g)	13,740	13,603
5.50%, 4/ 1/2038 (g)	9,225	9,314
6.00%, 4/ 1/2038 (g)	14,740	15,113
6.00%, 1/ 1/2009	21	21
6.00%, 1/ 1/2009	2	2
6.00%, 7/ 1/2009	58	59
6.50%, 6/ 1/2017	453	475
6.00%, 7/ 1/2017	240	248
5.50%, 4/ 1/2018	665	682
6.50%, 6/ 1/2018	32	34
6.50%, 8/ 1/2021	38	39
7.00%, 9/ 1/2023	56	60
6.00%, 12/ 1/2023	61	63
7.00%, 12/ 1/2023	31	33
7.00%, 1/ 1/2024	29	31
5.50%, 2/ 1/2024	75	76
5.50%, 3/ 1/2024	50	51
6.50%, 4/ 1/2024	43	45
6.00%, 8/ 1/2025	51	53
5.00%, 10/ 1/2025	3,145	3,163
6.00%, 1/ 1/2026	22	23
6.50%, 4/ 1/2026	35	37
6.50%, 5/ 1/2026	36	37
6.50%, 5/ 1/2026	37	39
7.00%, 9/ 1/2027	36	39
6.50%, 12/ 1/2027	34	36
6.50%, 1/ 1/2028	27	28
7.00%, 2/ 1/2028	10	11
6.50%, 3/ 1/2028	32	34
7.00%, 4/ 1/2028	161	171
7.00%, 5/ 1/2028	25	27
7.00%, 8/ 1/2028	38	40
6.50%, 9/ 1/2028	29	30
6.50%, 9/ 1/2028	43	45
6.50%, 10/ 1/2028	179	188
6.50%, 11/ 1/2028	45	47

Schedule of Investments
Government & High Quality Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 12/ 1/2028	$96	$100
7.50%, 10/ 1/2030	85	92
8.00%, 10/ 1/2030	104	113
7.50%, 2/ 1/2031	78	85
7.50%, 2/ 1/2031	22	24
6.50%, 7/ 1/2031	147	154
6.50%, 8/ 1/2031	43	45
6.50%, 10/ 1/2031	51	53
7.00%, 10/ 1/2031	80	84
6.00%, 12/ 1/2031	255	263
6.50%, 12/ 1/2031	203	212
6.50%, 2/ 1/2032	197	206
6.50%, 5/ 1/2032	427	446
6.50%, 8/ 1/2032	381	398
6.50%, 8/ 1/2032	1,338	1,397
5.00%, 12/ 1/2032	1,470	1,461
5.50%, 3/ 1/2033	2,615	2,649
5.00%, 6/ 1/2033	4,487	4,455
5.00%, 7/ 1/2035	400	397
5.00%, 10/ 1/2035	811	804
6.00%, 8/ 1/2036	2,908	2,985
6.00%, 10/ 1/2036 (a)	1,105	1,134
6.50%, 11/ 1/2036	844	876
6.00%, 4/ 1/2037	3,652	3,749
6.00%, 1/ 1/2038 (a)	389	400
6.84%, 9/ 1/2032 (a)	117	119
7.25%, 9/ 1/2033 (a)	128	130
6.88%, 2/ 1/2034 (a)	384	392
4.67%, 8/ 1/2035 (a)	1,310	1,332
6.54%, 7/ 1/2036 (a)	2,002	2,064
6.51%, 10/ 1/2036 (a)	939	971
6.50%, 1/ 1/2037 (a)	1,330	1,376
6.51%, 1/ 1/2037 (a)	1,417	1,461
6.60%, 5/ 1/2037	313	317
5.69%, 6/ 1/2037 (a)	3,014	3,066
5.70%, 6/ 1/2037 (a)	1,972	1,999

		83,648

Federal National Mortgage Association (FNMA) (23.69%)
4.50%, 4/ 1/2023 (g)	815	810
5.50%, 4/ 1/2038 (g)	16,210	16,362
6.00%, 4/ 1/2038 (g)	1,635	1,675
6.50%, 4/ 1/2038 (g)	3,735	3,868
6.00%, 2/ 1/2009	20	20
6.50%, 6/ 1/2016	188	197
6.00%, 8/ 1/2016	298	308
5.50%, 8/ 1/2017	558	572
6.50%, 8/ 1/2017	356	373

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.00%, 1/ 1/2018	$1,873	$1,901
5.50%, 1/ 1/2018	1,050	1,077
5.50%, 7/ 1/2019	370	379
5.50%, 8/ 1/2019	109	112
5.50%, 8/ 1/2019	164	168
5.50%, 8/ 1/2019	93	95
5.50%, 8/ 1/2019	74	76
5.50%, 8/ 1/2019	356	365
5.50%, 8/ 1/2019	197	202
5.50%, 9/ 1/2019	510	523
5.50%, 10/ 1/2019	179	183
4.50%, 12/ 1/2019	564	563
4.50%, 1/ 1/2020	1,761	1,758
7.50%, 4/ 1/2022	9	10
7.50%, 4/ 1/2022	24	26
6.00%, 6/ 1/2022	292	301
6.00%, 11/ 1/2023	6	6
6.50%, 11/ 1/2023	106	111
5.50%, 5/ 1/2024	233	239
6.50%, 5/ 1/2024	75	78
6.50%, 7/ 1/2025	19	20
6.50%, 8/ 1/2025	96	101
6.50%, 2/ 1/2026	26	28
6.00%, 3/ 1/2026	11	11
6.50%, 3/ 1/2026	15	16
6.50%, 5/ 1/2026	37	39
6.50%, 6/ 1/2026	15	16
7.00%, 1/ 1/2027	14	15
7.50%, 7/ 1/2027	12	13
7.00%, 11/ 1/2027	15	16
6.50%, 7/ 1/2028	23	24
6.50%, 9/ 1/2028	26	27
6.00%, 11/ 1/2028	181	187
7.00%, 10/ 1/2029	154	164
7.00%, 6/ 1/2030	12	13
8.00%, 6/ 1/2030	13	14
7.00%, 5/ 1/2031	135	143
7.50%, 5/ 1/2031	150	162
6.50%, 9/ 1/2031	320	334
6.00%, 12/ 1/2031	203	209
6.31%, 12/ 1/2032 (a)	273	276
6.00%, 1/ 1/2033	732	755
5.50%, 9/ 1/2033	7,977	8,079
5.11%, 12/ 1/2033 (a)	1,151	1,160
5.65%, 7/ 1/2034 (a)	253	257
4.87%, 9/ 1/2034 (a)	2,825	2,918
4.71%, 2/ 1/2035 (a)	2,518	2,527
4.73%, 4/ 1/2035 (a)	2,162	2,198

Schedule of Investments
Government & High Quality Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
4.67%, 5/ 1/2035 (a)(b)	$1,217	$1,222
5.00%, 7/ 1/2035	118	117
5.08%, 8/ 1/2035 (a)	3,368	3,436
5.63%, 11/ 1/2035 (a)	3,985	4,048
5.73%, 2/ 1/2036 (a)	470	475
5.79%, 6/ 1/2036 (a)	216	220
6.50%, 8/ 1/2036	744	771
6.50%, 12/ 1/2036	1,146	1,188
5.73%, 5/ 1/2037 (a)	5,921	6,053
6.19%, 5/ 1/2037 (a)	2,011	2,049
6.00%, 2/ 1/2038	1,888	1,935
6.00%, 2/ 1/2038 (a)	1,992	2,043
6.00%, 3/ 1/2038	545	558

		76,195

Government National Mortgage Association (GNMA) (3.80%)
5.00%, 4/ 1/2038 (g)	2,505	2,504
5.50%, 4/ 1/2038 (g)	1,655	1,687
7.00%, 1/15/2024	18	19
7.00%, 12/15/2027	40	43
7.00%, 3/15/2028	269	287
7.00%, 5/15/2028	107	114
7.00%, 5/15/2031	57	61
7.00%, 9/15/2031	200	214
7.00%, 6/15/2032	550	587
5.00%, 9/15/2033	57	57
5.50%, 11/15/2033	324	332
5.00%, 2/15/2034	2,943	2,949
6.00%, 5/20/2024	103	107
6.00%, 6/20/2024	225	234
6.00%, 6/20/2024	53	55
6.00%, 11/20/2025	44	46
6.50%, 12/20/2025	35	37
6.50%, 1/20/2026	81	85
6.00%, 2/20/2026	30	31
6.50%, 2/20/2026	63	66
6.00%, 4/20/2026	47	49
6.00%, 5/20/2026	21	21
6.00%, 6/20/2026	36	37
6.00%, 6/20/2026	22	23
6.00%, 7/20/2026	21	22
6.00%, 9/20/2026	45	47
6.00%, 3/20/2027	148	153
6.00%, 1/20/2028	51	53
6.00%, 3/20/2028	22	23
6.00%, 6/20/2028	120	124
6.00%, 7/20/2028	83	86
6.00%, 3/20/2029	143	148

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
6.00%, 7/20/2029	$162	$168
5.50%, 5/20/2035	1,726	1,760

		12,229

U.S. Treasury (16.53%)
3.25%, 12/31/2009 (f)	8,500	8,734
4.13% 8/15/2010 (f)	11,000	11,636
4.25%, 10/15/2010 (f)	5,850	6,230
4.63%, 7/31/2012 (f)	7,050	7,707
3.63%, 5/15/2013 (f)	2,250	2,376
4.25%, 8/15/2014 (f)	4,000	4,372
4.13%, 5/15/2015 (f)	4,500	4,865
6.88%, 8/15/2025	5,500	7,253

		53,173

U.S. Treasury Inflation-Indexed Obligations (5.26%)
3.88%, 1/15/2009 (f)	6,435	6,668
3.00%, 7/15/2012 (f)	9,157	10,263

		16,931

U.S. Treasury Strip (2.76%)
0.00%, 11/15/2015 (f)(h)	1,750	1,366
0.00%, 5/15/2020 (f)(h)	10,500	6,262
0.00%, 11/15/2021 (f)(h)	2,300	1,263

		8,891

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$251,067

REPURCHASE AGREEMENTS (11.71%)
Finance — Investment Banker & Broker (9.22%)
Morgan Stanley Repurchase Agreement; 2.25% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $29,868,000; 0.00% — 8.20%; dated 04/11/08 — 08/06/38) (b)	$29,648	$29,646
Money Center Banks (2.49%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.15% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $4,127,000; 0.00% — 2.53%; dated 06/13/08 — 12/11/08)	4,077	4,007

Schedule of Investments
Government & High Quality Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.25% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $4,127,000; 0.00% — 6.00%; dated 01/05/09 — 01/15/28)	$4,077	$4,007

		8,014

TOTAL REPURCHASE AGREEMENTS		$37,660

Total Investments		$458,978
Liabilities in Excess of Other Assets, Net — (42.67)%		(137,277)

TOTAL NET ASSETS — 100.00%		$321,701

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,088 or 0.34% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,778 or 2.42% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $419 or 0.13% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.

(h)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$8,799
Unrealized Depreciation	(14,040)

Net Unrealized Appreciation (Depreciation)	(5,241)
Cost for federal income tax purposes	464,219
All dollar amounts are shown in thousands (000’s)
Interest Rate Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive semi-annually a fixed rate of 4.97% and pay quarterly a floating rate based on 3-month LIBOR to Lehman Brothers. Expires September 2012.	$1,000	$74
Receive semi-annually a fixed rate of 5.61% and pay quarterly a floating rate based on 3-month LIBOR to Deutsche Bank AG. Expires June 2037.	$1,900	294
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
U.S. 10 Year Note; June 2008	165	$19,034	$19,627	$(593)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	86.32%
Government	31.93%
Asset Backed Securities	12.71%
Financial	11.71%
Liabilities in Excess of Other Assets, Net	(42.67%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.10%
Interest Rate Swaps	0.11%

Schedule of Investments
Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.12%)
Aerospace & Defense Equipment (1.90%)
United Technologies Corp	85,400	$5,877
Agricultural Chemicals (4.00%)
Monsanto Co	55,358	6,172
Potash Corp of Saskatchewan	39,900	6,193

		12,365

Agricultural Operations (1.67%)
Archer-Daniels-Midland Co	125,200	5,153
Airlines (1.14%)
UAL Corp	163,115	3,512
Applications Software (4.52%)
Microsoft Corp	492,300	13,971
Beverages — Non-Alcoholic (4.59%)
Coca-Cola Co/The	232,833	14,172
Commercial Services (1.01%)
Alliance Data Systems Corp (a)	65,700	3,121
Commercial Services — Finance (4.32%)
Mastercard Inc	31,534	7,032
Visa Inc (a)	49,974	3,116
Western Union Co/The	150,300	3,197

		13,345

Computers (6.97%)
Apple Inc (a)	48,022	6,891
Hewlett-Packard Co	208,800	9,534
Research In Motion Ltd (a)	45,541	5,111

		21,536

Cosmetics & Toiletries (1.99%)
Avon Products Inc	155,129	6,134
E-Commerce — Products (1.03%)
Amazon.com Inc (a)	44,600	3,180
E-Commerce — Services (1.41%)
eBay Inc (a)	146,500	4,372
Electric Products — Miscellaneous (1.73%)
Emerson Electric Co	104,100	5,357
Electronic Components — Semiconductors (3.04%)
MEMC Electronic Materials Inc (a)	87,200	6,182
Nvidia Corp (a)	162,500	3,216

		9,398

Energy — Alternate Sources (1.22%)
First Solar Inc (a)	16,300	3,768

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Fiduciary Banks (1.37%)
State Street Corp	53,728	$4,244
Finance — Investment Banker & Broker (4.54%)
Goldman Sachs Group Inc/The	40,700	6,731
JPMorgan Chase & Co	169,500	7,280

		14,011

Food — Confectionery (2.18%)
WM Wrigley Jr Co	107,119	6,731
Instruments — Scientific (1.65%)
Thermo Fisher Scientific Inc (a)	89,700	5,099
Machinery — Farm (2.07%)
Deere & Co	79,500	6,395
Medical — Biomedical/Gene (3.34%)
Genentech Inc (a)	38,200	3,101
Genzyme Corp (a)	48,800	3,638
Millennium Pharmaceuticals Inc (a)	230,600	3,565

		10,304

Medical — Drugs (1.65%)
Merck & Co Inc	133,972	5,084
Medical — Generic Drugs (1.72%)
Teva Pharmaceutical Industries Ltd ADR	115,200	5,321
Medical Instruments (2.63%)
Intuitive Surgical Inc (a)	25,049	8,125
Medical Products (1.66%)
Baxter International Inc	88,800	5,134
Networking Products (2.57%)
Cisco Systems Inc (a)	329,800	7,945
Oil Company — Exploration & Production (6.77%)
Devon Energy Corp	102,200	10,662
Occidental Petroleum Corp	86,000	6,293
XTO Energy Inc	63,900	3,953

		20,908

Oil Company — Integrated (0.99%)
Hess Corp	34,600	3,051
Oil Field Machinery & Equipment (1.65%)
National Oilwell Varco Inc (a)	87,300	5,097
Optical Supplies (1.62%)
Alcon Inc	35,200	5,007

Schedule of Investments
Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Pharmacy Services (1.66%)
Express Scripts Inc (a)	79,600	$5,120
Regional Banks (1.46%)
Capital One Financial Corp	91,400	4,499
Retail — Apparel & Shoe (1.10%)
Guess ? Inc	83,960	3,398
Retail — Discount (2.07%)
Wal-Mart Stores Inc	121,600	6,406
Retail — Major Department Store (0.89%)
Saks Inc (a)(b)	220,100	2,745
Retail — Restaurants (2.27%)
McDonald’s Corp	125,600	7,005
Semiconductor Equipment (1.12%)
Applied Materials Inc	178,000	3,473
Therapeutics (4.06%)
Gilead Sciences Inc (a)	243,600	12,553
Web Portals (2.05%)
Google Inc (a)	14,390	6,338
Wireless Equipment (2.49%)
Nokia OYJ ADR	241,900	7,700

TOTAL COMMON STOCKS		$296,954

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (3.86%)
Commercial Paper (3.86%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$6,108	$6,108
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	5,832	5,832

		11,940

TOTAL SHORT TERM INVESTMENTS		$11,940

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.77%)
Finance — Investment Banker & Broker (0.77%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $2,402,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (c)	$2,377	$2,377

TOTAL REPURCHASE AGREEMENTS		$2,377

Total Investments		$311,271
Liabilities in Excess of Other Assets, Net — (0.75)%		(2,314)

TOTAL NET ASSETS — 100.00%		$308,957

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$40,546
Unrealized Depreciation	(16,727)

Net Unrealized Appreciation (Depreciation)	23,819
Cost for federal income tax purposes	287,452
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	34.08%
Technology	15.66%
Financial	12.00%
Energy	10.62%
Communications	9.56%
Consumer, Cyclical	7.47%
Industrial	7.36%
Basic Materials	4.00%
Liabilities in Excess of Other Assets, Net	(0.75%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Income Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (0.45%)
Finance — Investment Banker & Broker (0.45%)
Lehman Brothers Holdings Inc	33,675	$693

TOTAL PREFERRED STOCKS		$693

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (64.37%)
Aerospace & Defense (0.73%)
Boeing Co
8.75%, 8/15/2021	$850	1,127
Airlines (1.37%)
Southwest Airlines Pass Through Certificates Series 1994-A
9.15%, 7/ 1/2016	1,675	2,120
Cable TV (3.37%)
Comcast Cable Communications Inc
7.13%, 6/15/2013	1,275	1,354
Comcast Cable Holdings
7.88%, 8/ 1/2013	425	466
COX Communications Inc
7.88%, 8/15/2009	2,100	2,198
Time Warner Cable Inc
6.55%, 5/ 1/2037	1,275	1,204

		5,222

Casino Hotels (0.32%)
Harrah’s Operating Co Inc
6.50%, 6/ 1/2016	850	504
Casino Services (0.64%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	1,125	990
Cellular Telecommunications (1.14%)
Vodafone Group PLC
7.75%, 2/15/2010	1,675	1,775
Cruise Lines (2.20%)
Carnival Corp
7.20%, 10/ 1/2023	1,475	1,752
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011	850	876
6.88%, 12/ 1/2013	850	792

		3,420

Electric — Integrated (10.39%)
Exelon Generation Co LLC
6.20%, 10/ 1/2017	850	842
Florida Power Corp
6.35%, 9/15/2037	425	442
Illinois Power Co
7.50%, 6/15/2009	1,550	1,609

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Metropolitan Edison Co
4.95%, 3/15/2013	$850	$859
Mirant Americas Generation LLC
8.50%, 10/ 1/2021	1,675	1,520
Nisource Finance Corp
5.25%, 9/15/2017	1,675	1,525
Ohio Edison Co
5.45%, 5/ 1/2015	850	831
Oncor Electric Delivery Co
7.00%, 9/ 1/2022	1,675	1,604
Pacific Gas & Electric Co
4.20%, 3/ 1/2011	1,900	1,908
Pacificorp
4.95%, 8/15/2014	1,275	1,277
5.25%, 6/15/2035	850	750
Public Service Co of New Mexico
4.40%, 9/15/2008	425	424
Southwestern Electric Power Co
5.38%, 4/15/2015	1,275	1,235
Texas-New Mexico Power Co
6.25%, 1/15/2009	1,275	1,299

		16,125

Finance — Commercial (0.43%)
CIT Group Holdings Inc
5.40%, 1/30/2016	850	673
Finance — Consumer Loans (0.54%)
American General Finance Corp
4.63%, 5/15/2009	850	843
Finance — Investment Banker & Broker (6.84%)
Citigroup Inc
6.50%, 1/18/2011	2,525	2,618
Goldman Sachs Group Inc/The
6.88%, 1/15/2011	2,100	2,242
Jefferies Group Inc
7.75%, 3/15/2012	1,275	1,368
6.25%, 1/15/2036	425	322
JPMorgan Chase & Co
5.13%, 9/15/2014	850	840
Merrill Lynch & Co Inc
6.00%, 2/17/2009	1,675	1,678
Morgan Stanley
4.75%, 4/ 1/2014	850	789
6.25%, 8/ 9/2026	850	753

		10,610

Finance — Leasing Company (0.10%)
DVI Inc
0.00%, 2/ 1/2004 (a)(b)(c)(d)	900	108
0.00%, 2/ 1/2004 (a)(b)(c)(d)	400	48

		156

Schedule of Investments
Income Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Food — Retail (1.42%)
Safeway Inc
7.50%, 9/15/2009	$2,100	$2,205
Forestry (0.27%)
Weyerhaeuser Co
7.38%, 3/15/2032	425	420
Investment Management & Advisory Services (0.55%)
Legg Mason Inc
6.75%, 7/ 2/2008	850	857
Life & Health Insurance (0.28%)
American General Corp
7.50%, 7/15/2025	425	442
Medical — Hospitals (2.38%)
HCA Inc
9.25%, 11/15/2016	850	882
HCA Inc/DE
8.75%, 9/ 1/2010	331	331
7.50%, 11/ 6/2033	250	193
Tenet Healthcare Corp
6.38%, 12/ 1/2011	2,525	2,279

		3,685

Medical — Wholesale Drug Distribution (0.58%)
Cardinal Health Inc
6.75%, 2/15/2011	850	901
Metal — Diversified (1.07%)
Xstrata Canada Corp
6.00%, 10/15/2015	1,675	1,654
Multi-Line Insurance (0.58%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (e)	850	892
Multimedia (1.46%)
Historic TW Inc
9.15%, 2/ 1/2023	250	289
News America Holdings Inc
8.00%, 10/17/2016	1,000	1,148
News America Inc
6.40%, 12/15/2035	850	825

		2,262

Non-Hazardous Waste Disposal (1.94%)
Allied Waste North America Inc
7.25%, 3/15/2015 (f)	1,675	1,673
Waste Management Inc
7.38%, 8/ 1/2010	1,275	1,343

		3,016

Oil Company — Exploration & Production (1.95%)
OPTI Canada Inc
7.88%, 12/15/2014	1,675	1,637

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
XTO Energy Inc
6.25%, 4/15/2013	$1,275	$1,386

		3,023

Oil Company — Integrated (0.87%)
Petro-Canada
4.00%, 7/15/2013	850	814
9.25%, 10/15/2021	425	539

		1,353

Oil Refining & Marketing (0.58%)
Enterprise Products Operating LP
6.38%, 2/ 1/2013	850	903
Physical Therapy & Rehabilitation Centers (0.86%)
Healthsouth Corp
10.75%, 6/15/2016 (f)	1,275	1,339
Pipelines (3.67%)
ANR Pipeline Co
9.63%, 11/ 1/2021	1,000	1,341
El Paso Natural Gas Co
7.50%, 11/15/2026	2,100	2,167
Express Pipeline LP
7.39%, 12/31/2017 (e)	1,072	1,250
Southern Natural Gas Co
8.00%, 3/ 1/2032	850	929

		5,687

Publishing — Books (0.89%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011	1,275	1,377
Regional Banks (3.14%)
Bank of America Corp
5.42%, 3/15/2017	800	793
8.00%, 12/29/2049 (g)	850	851
Bank One Corp
10.00%, 8/15/2010	325	363
NCNB Corp
9.38%, 9/15/2009	925	999
Wells Fargo & Co
4.63%, 4/15/2014	1,900	1,872

		4,878

Reinsurance (0.29%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	425	449
REITS — Healthcare (3.34%)
HCP Inc
6.00%, 3/ 1/2015	1,675	1,477
Health Care REIT Inc
6.20%, 6/ 1/2016	1,675	1,458

Schedule of Investments
Income Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Healthcare (continued)
Healthcare Realty Trust
8.13%, 5/ 1/2011	$2,100	$2,246

		5,181

REITS — Office Property (1.14%)
Arden Realty LP
5.20%, 9/ 1/2011	850	891
5.25%, 3/ 1/2015	850	870

		1,761

REITS — Shopping Centers (0.53%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010	850	816
Special Purpose Entity (1.92%)
CCM Merger Inc
8.00%, 8/ 1/2013 (e)	1,675	1,407
CDX North America High Yield
7.63%, 6/29/2012 (e)	1,658	1,571

		2,978

Telecommunication Services (1.70%)
Qwest Corp
8.88%, 3/15/2012 (g)	1,675	1,709
Telus Corp
8.00%, 6/ 1/2011	850	924

		2,633

Telephone — Integrated (2.33%)
Deutsche Telekom International Finance BV
8.00%, 6/15/2010 (g)	3,375	3,610
Toys (0.62%)
Mattel Inc
7.30%, 6/13/2011	850	959
Transport — Rail (1.39%)
Norfolk Southern Corp
6.20%, 4/15/2009	2,100	2,161
Transport — Services (0.55%)
Trailer Bridge Inc
9.25%, 11/15/2011	850	850

TOTAL BONDS		$99,857

CONVERTIBLE BONDS (1.04%)
Containers — Paper & Plastic (0.80%)
Sealed Air Corp
3.00%, 6/30/2033 (e)(g)	1,275	1,246
Therapeutics (0.24%)
CV Therapeutics Inc
3.25%, 8/16/2013	500	367

TOTAL CONVERTIBLE BONDS		$1,613

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (32.09%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.60%)
5.50%, 11/ 1/2017	$418	$429
5.50%, 1/ 1/2018	313	321
5.00%, 4/ 1/2018	816	828
5.00%, 8/ 1/2019	2,486	2,520
9.00%, 1/ 1/2025	11	12
6.50%, 6/ 1/2029	103	108
6.50%, 8/ 1/2029	138	144
6.00%, 3/ 1/2031	149	154
5.50%, 5/ 1/2031	271	274
7.00%, 1/ 1/2032	136	144
6.00%, 5/ 1/2032	411	424
5.00%, 5/ 1/2033	2,400	2,383
4.50%, 8/ 1/2033	2,143	2,070
5.50%, 6/ 1/2035	1,869	1,891
5.00%, 11/ 1/2035	2,801	2,778
5.50%, 1/ 1/2036	2,723	2,755
5.00%, 2/ 1/2036	3,985	3,952
5.50%, 4/ 1/2036	1,451	1,467

		22,654

Federal National Mortgage Association (FNMA) (7.63%)
5.00%, 1/ 1/2018	806	818
4.00%, 9/ 1/2018	2,400	2,359
4.00%, 10/ 1/2018	1,914	1,881
7.00%, 1/ 1/2030	14	15
6.50%, 5/ 1/2031	97	101
6.00%, 4/ 1/2032	501	516
6.50%, 4/ 1/2032	487	508
6.50%, 5/ 1/2032	187	195
5.50%, 3/ 1/2033	872	883
5.50%, 6/ 1/2033	2,229	2,259
5.50%, 2/ 1/2035	2,277	2,303

		11,838

Government National Mortgage Association (GNMA) (0.31%)
9.00%, 2/15/2025	17	18
7.00%, 6/20/2031	162	173
6.00%, 5/20/2032 (g)	280	290

		481

U.S. Treasury (9.55%)
4.50%, 5/15/2017 (f)	1,685	1,831
5.38%, 2/15/2031 (f)	4,210	4,869
4.50%, 2/15/2036	4,210	4,349
5.00%, 5/15/2037 (f)	3,365	3,765

		14,814

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$49,787

Schedule of Investments
Income Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (8.69%)
Finance — Investment Banker & Broker (7.75%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $12,151,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (h)	$12,025	$12,024
Money Center Banks (0.94%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.15% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $748,000; 0.00% — 2.53%; dated 06/13/08 — 12/11/08)	726	726
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.25% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $748,000; 0.00% — 6.00%; dated 01/05/09 — 01/15/28)	726	726

		1,452

TOTAL REPURCHASE AGREEMENTS		$13,476

Total Investments		$165,426
Liabilities in Excess of Other Assets, Net — (6.64)%		(10,299)

TOTAL NET ASSETS - 100.00%		$155,127

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	In Default

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $156 or 0.10% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,366 or 4.10% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Variable Rate

(h)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$5,038
Unrealized Depreciation	(4,796)

Net Unrealized Appreciation (Depreciation)	242
Cost for federal income tax purposes	165,184
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	28.82%
Mortgage Securities	22.54%
Communications	10.88%
Utilities	10.39%
Government	9.55%
Energy	7.07%
Consumer, Non-cyclical	5.48%
Industrial	5.42%
Consumer, Cyclical	5.15%
Basic Materials	1.34%
Liabilities in Excess of Other Assets, Net	(6.64%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
International Emerging Markets Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (90.66%)
Agricultural Operations (0.50%)
Golden Agri-Resources Ltd	1,303,494	$942
Apparel Manufacturers (0.26%)
Youngone Corp	59,360	481
Applications Software (0.19%)
Infosys Technologies Ltd ADR	10,047	359
Auto — Car & Light Trucks (0.37%)
Hyundai Motor Co	8,654	689
Auto — Medium & Heavy Duty Trucks (0.30%)
Mahindra & Mahindra Ltd (a)(b)	33,015	571
Auto/Truck Parts & Equipment — Replacement (0.25%)
Weichai Power Co Ltd	126,000	469
Batteries & Battery Systems (0.47%)
BYD Electronic International Co Ltd (c)	695,000	885
Beverages — Non-Alcoholic (0.61%)
Coca-Cola Femsa SAB de CV (b)	204,800	1,158
Brewery (0.97%)
Anadolu Efes Biracilik ve Malt Sanayii AS	58,244	519
Cia Cervecerias Unidas SA	77,219	551
Tsingtao Brewery Co Ltd (b)	256,000	757

		1,827

Building — Heavy Construction (0.19%)
Hanjin Heavy Industries & Construction Holdings Co Ltd	10,410	366
Building & Construction — Miscellaneous (1.27%)
GS Engineering & Construction Corp	4,735	693
Kumho Industrial Co Ltd	12,023	553
Murray & Roberts Holdings Ltd	98,649	1,162

		2,408

Building Products — Cement & Aggregate (0.67%)
Cemex SAB de CV (c)	133,944	351
Grasim Industries Ltd (c)	13,749	906

		1,257

Casino Hotels (1.17%)
Genting Bhd	531,100	1,088
Resorts World Bhd — Rights (a)(c)	103,120	16
Resorts World Bhd	1,031,200	1,109

		2,213

Cellular Telecommunications (7.38%)
America Movil SAB de CV ADR	53,695	3,420
Cellcom Israel Ltd	20,379	641
China Mobile Ltd	289,459	4,307

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (continued)
China Unicom Ltd	418,000	$880
Mobile Telesystems OJSC ADR	7,987	606
MTN Group Ltd	90,250	1,369
SK Telecom Co Ltd	3,416	643
SK Telecom Co Ltd ADR	16,078	347
Turkcell Iletisim Hizmet AS	80,794	672
Vimpel-Communications ADR	35,372	1,057

		13,942

Chemicals — Diversified (0.76%)
Israel Chemicals Ltd	59,627	834
Nan Ya Plastics Corp	245,000	609

		1,443

Chemicals — Other (0.21%)
Kingboard Chemical Holdings Ltd	111,500	395
Chemicals — Plastics (0.49%)
Formosa Plastics Corp	306,000	926
Coal (1.51%)
Banpu Public Co Ltd (a)(c)	42,900	583
Bumi Resources Tbk PT	2,516,500	1,695
China Shenhua Energy Co Ltd	141,500	566

		2,844

Commercial Banks (10.24%)
BanColombia SA ADR (b)	26,517	940
Bangkok Bank Public Co (a)(c)	346,900	1,531
Bank Leumi Le-Israel	325,028	1,393
Bank of India	91,497	578
China Merchants Bank Co Ltd	376,500	1,304
Commercial International Bank	49,399	816
Credicorp Ltd	6,200	445
Industrial and Commercial Bank of China Ltd	2,898,000	2,018
Komercni Banka AS	3,578	855
Kookmin Bank	6,118	342
Korea Exchange Bank	66,070	881
Malayan Banking Bhd	433,475	1,145
Powszechna Kasa Oszczednosci Bank Polaki SA	37,853	765
PT Bank Central Asia Tbk	2,788,500	985
Pusan Bank	30,792	386
Sberank RF GDR (a)(b)(c)	2,399	822
Siam Commercial Bank Public (a)(c)	559,600	1,608
State Bank of India Ltd (a)	7,494	637
Taiwan Cooperative Bank	761,000	750
Turkiye Garanti Bankasi AS	255,112	1,147

		19,348

Computers (1.18%)
Acer Inc	381,480	683

Schedule of Investments
International Emerging Markets Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computers (continued)
High Tech Computer Corp	69,000	$1,551

		2,234

Diversified Financial Services (2.33%)
First Financial Holding Co Ltd	2,476,000	2,596
Fubon Financial Holding Co Ltd	1,137,000	1,291
Intergroup Financial Services Corp (a)(c)	27,041	522

		4,409

Diversified Minerals (0.89%)
Antofagasta PLC	68,928	959
Timah Tbk PT	230,000	723

		1,682

Diversified Operations (2.35%)
Alfa SAB de CV (b)	158,600	1,054
Barloworld Ltd	61,713	820
Beijing Enterprises Holdings Ltd	151,000	576
Citic Pacific Ltd	141,000	598
GS Holdings Corp	22,670	883
KOC Holding AS (c)	185,466	517

		4,448

Electric — Generation (0.81%)
CEZ AS	20,065	1,532
Electric — Integrated (0.33%)
Tata Power Co Ltd	21,422	626
Electric — Transmission (0.52%)
Cia de Transmissao de Energia Eletrica Paulista	42,200	978
Electric Products — Miscellaneous (1.31%)
LG Electronics Inc	19,322	2,478
Electronic Components — Miscellaneous (1.90%)
Asustek Computer Inc	440,000	1,289
AU Optronics Corp	429,000	744
Hon Hai Precision Industry Co Ltd	77,224	442
LG Display Co Ltd (b)	24,696	1,109

		3,584

Electronic Components — Semiconductors (2.46%)
Samsung Electronics Co Ltd	7,394	4,651
Electronic Measurement Instruments (0.37%)
Chroma ATE Inc	298,000	705
Engineering — Research & Development Services (0.55%)
Larsen & Toubro Ltd (a)	7,942	612
Voltas Ltd	93,660	419

		1,031

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Credit Card (0.32%)
Redecard SA	36,832	$606
Finance — Investment Banker & Broker (0.55%)
Tong Yang Investment Bank	62,861	1,038
Finance — Other Services (0.55%)
Grupo Financiero Banorte SAB de CV	237,000	1,030
Food — Confectionery (0.62%)
Lotte Confectionery Co Ltd	910	1,167
Food — Dairy Products (0.26%)
Wimm-Bill-Dann Foods OJSC ADR	4,726	484
Food — Retail (0.39%)
Shoprite Holdings Ltd	159,242	742
Gold Mining (0.38%)
Gold Fields Ltd	23,507	333
Zhaojin Mining Industry Co Ltd	124,000	391

		724

Internet Application Software (0.33%)
Tencent Holdings Ltd	110,400	629
Internet Security (0.40%)
Check Point Software Technologies Ltd (c)	33,771	757
Life & Health Insurance (1.09%)
China Life Insurance Co Ltd/Taiwan (c)	900,000	705
China Life Insurance Co Ltd	85,000	292
Sanlam Ltd	449,013	1,058

		2,055

Medical — Generic Drugs (1.70%)
Teva Pharmaceutical Industries Ltd ADR (b)	69,359	3,204
Metal — Diversified (0.90%)
MMC Norilsk Nickel ADR	61,193	1,698
Metal — Iron (0.38%)
Kumba Iron Ore Ltd	19,039	727
Metal Processors & Fabrication (0.67%)
Jiangxi Copper Co Ltd (b)	342,000	645
Sung Kwang Bend Co Ltd	23,384	628

		1,273

Miscellaneous Manufacturers (0.17%)
Peace Mark Holdings Ltd	358,000	322
Non-Ferrous Metals (0.77%)
Grupo Mexico SAB de CV	219,500	1,458

Schedule of Investments
International Emerging Markets Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (0.58%)
Eurasia Drilling Co Ltd (a)(c)	46,878	$1,102
Oil Company — Exploration & Production (6.79%)
CNOOC Ltd	2,376,000	3,511
Oao Gazprom (a)(c)(d)	11,053	1,395
Oao Gazprom (c)	142,426	7,192
Oil & Natural Gas Corp Ltd	29,973	733

		12,831

Oil Company — Integrated (7.83%)
LUKOIL ADR	34,162	2,904
PetroChina Co Ltd	583,990	729
Petroleo Brasileiro SA ADR	79,401	8,108
Sasol Ltd	63,793	3,056

		14,797

Oil Refining & Marketing (2.04%)
Reliance Industries Ltd	37,120	2,096
Thai Oil Public Co Ltd (a)(c)	374,794	833
Tupras-Turkiye Petrol Rafinerileri AS	41,723	923

		3,852

Petrochemicals (0.66%)
LG Chem Ltd	9,721	727
PTT Chemical PLC (a)(c)	155,400	518

		1,245

Platinum (1.39%)
Impala Platinum Holdings Ltd	67,810	2,617
Power Converter & Supply Equipment (0.21%)
Bharat Heavy Electricals Ltd	7,816	402
Property & Casualty Insurance (0.30%)
LIG Insurance Co Ltd	28,300	557
Real Estate Operator & Developer (1.27%)
Cyrela Brazil Realty SA	64,300	834
DLF Ltd	34,139	549
Quality Houses Public Company Ltd (a)(c)	1,049,038	91
Shenzhen Investment Ltd	2,182,000	920

		2,394

Retail — Automobile (0.70%)
PT Astra International Tbk	499,500	1,316
Retail — Major Department Store (0.21%)
Hyundai Department Store Co Ltd	4,106	396
Rubber — Tires (0.50%)
Cheng Shin Rubber Industry Co Ltd	461,000	936
Semiconductor Component — Integrated Circuits (2.44%)
Siliconware Precision Industries Co	510,000	856

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Semiconductor Component — Integrated Circuits (continued)
Taiwan Semiconductor Manufacturing Co Ltd	1,810,569	$3,761

		4,617

Semiconductor Equipment (0.33%)
ASM Pacific Technology Ltd	87,100	628
Silver Mining (0.41%)
Polymetal (a)(c)	91,603	769
Steel — Producers (3.99%)
China Steel Corp	606,000	957
Dongkuk Steel Mill Co Ltd	17,470	684
Evraz Group SA (a)	19,627	1,694
Mechel ADR	9,816	1,117
POSCO ADR	14,342	1,706
Shougang Concord International Enterprises Company Ltd	2,470,000	581
Tata Steel Ltd (c)	44,462	795

		7,534

Steel Pipe & Tube (0.22%)
OAO TMK (b)	12,580	409
Telecommunication Services (2.30%)
Chunghwa Telecom Co Ltd (c)	738,000	1,941
Digi.Com BHD	97,443	743
Maxcom Telecomunicaciones SAB de CV ADR (c)	52,055	602
Reliance Communications Ltd	30,366	386
Telekom Malaysia Bhd	200,700	665

		4,337

Telephone — Integrated (2.65%)
Brasil Telecom Participacoes SA	68,591	899
KT Corp	19,800	939
Philippine Long Distance Telephone Co ADR	10,119	672
Tele Norte Leste Participacoes SA ADR	41,457	1,100
Telecom Argentina SA ADR (c)	26,979	571
Telefonos de Mexico SAB de CV ADR (b)	21,853	822

		5,003

Television (0.20%)
Central European Media Enterprises Ltd (c)	4,451	383
Transport — Marine (2.08%)
China COSCO Holdings Co Ltd	368,000	893
China Shipping Development Co Ltd	264,000	829
Pacific Basin Shipping Ltd	464,000	763
STX Pan Ocean Co Ltd (b)	367,000	755
U-Ming Marine Transport Corp	228,000	688

		3,928

Schedule of Investments
International Emerging Markets Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Water (0.67%)
Cia de Saneamento Basico do Estado de Sao Paulo (c)	56,640	$1,260
Web Portals (0.60%)
NHN Corp (c)	4,883	1,139

TOTAL COMMON STOCKS		$171,247

PREFERRED STOCKS (7.28%)
Commercial Banks (1.35%)
Banco Bradesco SA	91,800	2,550
Diversified Minerals (2.87%)
Cia Vale do Rio Doce	188,172	5,427
Electric — Integrated (0.53%)
Cia Energetica de Minas Gerais	55,900	1,004
Food — Meat Products (1.09%)
Sadia SA	351,600	2,058
Investment Companies (0.00%)
Lereko Mobility Pty Ltd	2,003	8
Steel — Producers (1.44%)
Usinas Siderurgicas de Minas Gerais SA	48,450	2,712

TOTAL PREFERRED STOCKS		$13,759

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.92%)
Commercial Paper (0.92%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$865	$865
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	866	866

		1,731

TOTAL SHORT TERM INVESTMENTS		$1,731

REPURCHASE AGREEMENTS (2.48%)
Finance — Investment Banker & Broker (2.48%)
Lehman Brothers Repurchase Agreement;
2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $4,727,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (e)	$4,678	$4,678

TOTAL REPURCHASE AGREEMENTS		$4,678

Total Investments		$191,415
Liabilities in Excess of Other Assets, Net — (1.34)%		(2,530)

TOTAL NET ASSETS — 100.00%		$188,885

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,304 or 7.04% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Non-Income Producing Security

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,395 or 0.74% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$22,311
Unrealized Depreciation	(15,935)

Net Unrealized Appreciation (Depreciation)	6,376
Cost for federal income tax purposes	185,039
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

Brazil	14.58%
Korea, Republic Of	12.83%
Taiwan, Province Of China	11.35%
Russian Federation	10.35%
Hong Kong	7.14%
South Africa	6.30%
China	5.51%
Mexico	5.24%
India	5.12%
Israel	3.61%
United States	3.39%
Thailand	2.73%
Malaysia	2.52%
Indonesia	2.50%
Turkey	2.00%
Czech Republic	1.26%
Luxembourg	0.90%
United Kingdom	0.51%
Singapore	0.50%
Colombia	0.50%
Bermuda	0.44%
Egypt	0.43%
Poland	0.40%
Philippines	0.36%
Argentina	0.30%
Chile	0.29%
Peru	0.28%
Liabilities in Excess of Other Assets, Net	(1.34%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.23%)
Advanced Materials & Products (0.43%)
Neo Material Technologies Inc (a)	109,400	$407
SODIFF Advanced Materials Co Ltd	4,313	322

		729

Advertising Sales (0.32%)
Teleperformance	14,776	550
Advertising Services (1.02%)
Aegis Group Plc	474,241	1,169
Taylor Nelson Sofres PLC	184,649	580

		1,749

Aerospace & Defense (0.65%)
VT Group PLC	85,513	1,115
Agricultural Chemicals (0.98%)
Incitec Pivot Ltd (b)	11,864	1,531
Namhae Chemical Corp	5,570	145

		1,676

Agricultural Operations (0.81%)
Golden Agri-Resources Ltd	862,000	623
Origin Enterprises PLC (a)	16,031	132
Sipef SA	244	169
Vilmorin & Cie	2,630	456

		1,380

Apparel Manufacturers (0.24%)
Benetton Group SpA (b)	24,259	345
Gerry Weber International AG	1,878	67

		412

Appliances (0.50%)
Fourlis Holdings SA	3,804	124
Indesit Co SpA	26,103	340
SEB SA	2,132	390

		854

Applications Software (0.47%)
Micro Focus International PLC	80,435	303
NSD CO LTD	16,400	239
SimCorp A/S	1,230	255

		797

Audio & Video Products (0.51%)
Canon Electronics Inc	20,437	463
Kawai Musical Instruments Manufacturing Co Ltd	135,000	204
Pace Micro Technology plc (a)(c)	111,891	203

		870

Auto/Truck Parts & Equipment — Original (1.59%)
Eagle Industry Co Ltd	21,000	142
Futaba Industrial Co Ltd	29,128	656
Musashi Seimitsu Industry Co Ltd	12,689	253

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment — Original (continued)
Nippon Seiki Co Ltd	12,725	$172
Piolax Inc	993	22
Plastic Omnium SA	2,224	88
Press Kogyo Co Ltd	98,000	492
S&T Dynamics Co Ltd	15,183	156
T. RAD Co Ltd	33,000	172
Tokai Rika Co Ltd	12,600	329
TS Tech Co Ltd	12,650	231

		2,713

Auto/Truck Parts & Equipment — Replacement (0.21%)
Xinyi Glass Holdings Co Ltd (b)	538,000	365
Building — Heavy Construction (0.75%)
Halla Engineering & Construction Corp	2,449	84
Lemminkainen Oyj (b)	1,263	70
Maeda Road Construction Co Ltd	25,470	210
Trevi Finanziaria SpA	45,392	916

		1,280

Building — Maintenance & Service (0.07%)
Aeon Delight Co Ltd	4,500	112
Building — Mobile Home & Manufactured Housing (0.05%)
Fleetwood Corp Ltd	11,912	90
Building & Construction — Miscellaneous (1.52%)
Amec PLC	63,149	907
Cosco International Holdings Ltd (b)	566,000	370
Koninklijke Boskalis Westminster NV	23,034	1,326

		2,603

Building & Construction Products — Miscellaneous (0.87%)
Bauer AG	8,113	524
Hong Leong Asia Ltd	58,000	108
Sika AG	438	860

		1,492

Building Products — Air & Heating (0.04%)
Hastie Group Ltd	25,377	72
Building Products — Cement & Aggregate (1.20%)
Adelaide Brighton Ltd	194,257	605
Holcim Ltd	13,709	1,440

		2,045

Cable TV (0.18%)
Cogeco Cable Inc	9,000	316
Capacitors (0.44%)
Mitsumi Electric Co Ltd	23,826	753

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (0.34%)
Millicom International Cellular SA (a)	4,739	$448
MTI Ltd	68	130

		578

Chemicals — Diversified (2.29%)
K+S AG	5,212	1,715
Nippon Synthetic Chemical Industry Co Ltd	78,000	572
Takasago International Corp	12,000	97
Tessenderlo Chemie NV	5,875	267
Wacker Chemie AG	6,115	1,269

		3,920

Chemicals — Other (0.22%)
Kingboard Chemical Holdings Ltd	106,500	377
Chemicals — Specialty (0.05%)
Taiyo Ink Manufacturing Co Ltd	3,900	93
Coal (0.75%)
Gloucester Coal Ltd	35,724	318
MacArthur Coal Ltd	48,679	582
Straits Asia Resources Ltd	125,000	295
Whitehaven Coal Ltd (a)	30,936	92

		1,287

Coatings & Paint (0.21%)
Chugoku Marine Paints Ltd	52,000	364
Commercial Banks (3.95%)
Aichi Bank Ltd/The	500	36
Banca Popolare di Milano Scarl	54,852	602
Banco BPI SA (b)	74,610	395
Bank of Iwate Ltd/The	2,311	151
Bank of Saga Ltd/The	21,797	73
Canadian Western Bank (b)	18,000	452
Daito Bank Ltd/The	28,765	27
Hyakugo Bank Ltd/The	50,610	299
Industrial and Commercial Bank of China (Asia) Ltd	314,000	778
Julius Baer Holding AG	21,386	1,576
Kagoshima Bank Ltd/The	18,314	135
Keiyo Bank Ltd/The	74,123	470
Kita-Nippon Bank Ltd/The	1,500	55
Mie Bank Ltd/The	19,725	104
Oita Bank Ltd/The	20,154	144
Pusan Bank	53,150	666
San-In Godo Bank Ltd/The	14,369	115
Sydbank A/S	9,550	347
Tokushima Bank Ltd/The	11,172	65
Valiant Holding AG	1,396	273

		6,763

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Services (1.09%)
Aggreko Plc	127,330	$1,631
Daiseki Co Ltd	4,802	145
ITE Group PLC	33,651	97

		1,873

Computer Services (0.64%)
HIQ International AB	19,000	103
Hitachi Information Systems Ltd	14,300	308
Indra Sistemas SA	23,719	683

		1,094

Computers (0.35%)
Wincor Nixdorf AG	7,544	602
Computers — Integrated Systems (0.40%)
Aveva Group PLC	13,614	308
CSE Global Ltd	114,500	77
NS Solutions Corp	12,100	300

		685

Computers — Peripheral Equipment (0.04%)
Ferrotec Corp	5,388	61
Consulting Services (0.84%)
Bureau Veritas SA (a)	19,369	1,107
Funai Zaisan Consultants Co Ltd	151	262
Sogo Medical Co Ltd	2,100	72

		1,441

Containers — Metal & Glass (0.14%)
Vetropack Holding AG	107	242
Cosmetics & Toiletries (0.79%)
LG Household & Health Care Ltd	1,758	302
Oriflame Cosmetics SA	13,300	883
Sarantis SA	8,825	166

		1,351

Direct Marketing (0.25%)
Moshi Moshi Hotline Inc	13,988	424
Distribution & Wholesale (0.86%)
Diploma Plc	61,401	185
IMS International Metal Service	8,156	324
Inabata & Co Ltd	15,729	84
MARR SpA	13,855	156
Matsuda Sangyo Co Ltd	15,173	342
Tat Hong Holdings Ltd	163,000	263
Trusco Nakayama Corp	7,400	114

		1,468

Diversified Financial Services (0.31%)
Public Financial Holdings Ltd	178,000	149
SFCG Co Ltd (b)	2,950	315

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Tower Ltd	50,517	$73

		537

Diversified Manufacturing Operations (0.16%)
GUD Holdings Ltd	8,990	79
Senior Plc	102,065	203

		282

Diversified Minerals (0.48%)
Pan Australian Resources Ltd (a)	540,761	517
Straits Resources Ltd	53,936	302

		819

Diversified Operations (1.79%)
GEA Group AG	37,112	1,249
Mitie Group	234,327	1,125
Tui Travel plc	133,199	681

		3,055

E-Commerce — Services (0.58%)
Dena Co Ltd	85	536
Rightmove PLC	46,456	451

		987

Electric — Distribution (0.22%)
DUET Group	137,314	383
Electric — Integrated (1.04%)
A2A SpA	231,672	851
Atco Ltd	9,814	455
Fortis Inc (b)	16,600	473

		1,779

Electric — Transmission (0.70%)
Terna Rete Elettrica Nazionale SpA	281,260	1,200
Electric Products — Miscellaneous (0.67%)
Laird Group Plc	28,022	281
Vossloh AG	6,184	869

		1,150

Electronic Components — Miscellaneous (0.61%)
Chemring Group Plc	16,369	798
Nissin Electric Co Ltd	53,000	251

		1,049

Electronic Components — Semiconductors (0.02%)
United Technology Holdings Co Ltd	27	37
Electronic Measurement Instruments (0.04%)
Thinkware Systems Corp (a)	2,151	70
Electronic Parts Distribution (0.29%)
Kuroda Electric Co Ltd	31,400	414

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Parts Distribution (continued)
Siix Corp	11,400	$84

		498

Electronic Security Devices (0.11%)
Smartrac NV (a)	4,001	192
Energy (0.24%)
Centennial Coal Company Ltd (b)	110,770	412
Energy — Alternate Sources (0.17%)
Aleo Solar AG (a)	7,190	152
Canadian Solar Inc (a)(b)	6,499	136

		288

Engineering — Research & Development Services (1.58%)
Aangpanneforeningen AB	4,300	105
Manz Automation AG (a)	664	160
Monadelphous Group Ltd	17,331	221
NEC Networks & System Integration Corp	49,700	849
Rotary Engineering Ltd	162,000	105
Shinko Plantech Co Ltd	47,500	612
Toyo Engineering Corp	61,000	235
WSP Group PLC	35,124	422

		2,709

Enterprise Software & Services (1.00%)
Axon Group Plc	34,038	267
Hitachi Software Engineering Co Ltd	23,034	534
Software AG	3,871	295
Temenos Group AG (a)(b)	23,200	607

		1,703

Entertainment Software (0.36%)
UbiSoft Entertainment SA (a)	7,169	618
E-Services — Consulting (0.05%)
Oakton Ltd	10,978	37
SMS Management & Technology Ltd	10,721	49

		86

Feminine Health Care Products (0.45%)
Hengan International Group Co Ltd (b)	225,000	772
Finance — Investment Banker & Broker (1.15%)
Bolsas y Mercados Espanoles	11,012	538
KAS Bank NV	2,931	125
KIWOOM Securities Co Ltd (a)	3,293	187
Rexcapital Financial Holdings Ltd (a)(b)	3,925,000	439
Swissquote Group Holding SA	1,538	84
Takagi Securities Co Ltd	34,541	76
Tullett Prebon PLC	55,326	523

		1,972

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Leasing Company (0.07%)
Ricoh Leasing Co Ltd	5,400	$113
Finance — Other Services (2.04%)
Hellenic Exchanges Holding SA	15,144	360
ICAP plc	74,896	846
IG Group Holdings PLC	182,508	1,185
Intermediate Capital Group PLC	23,174	719
Intrum Justitia AB (b)	21,200	377

		3,487

Fisheries (0.12%)
Pescanova SA	4,117	203
Food — Dairy Products (0.20%)
Glanbia Plc	42,606	340
Food — Miscellaneous/Diversified (1.89%)
East Asiatic Co Ltd A/S (b)	7,975	697
Fuji Oil Co Ltd	9,700	91
Iaws Group Plc	31,364	733
Kerry Group PLC	16,123	505
Nutreco Holding NV	9,993	768
Viscofan SA	19,237	441

		3,235

Food — Retail (0.26%)
Alfa-Beta Vassilopoulos SA	1,368	92
North West Co Fund	19,195	349

		441

Food — Wholesale & Distribution (0.08%)
Heng Tai Consumables Group Ltd (a)	1,045,000	145
Footwear & Related Apparel (0.14%)
Geox SpA	15,436	239
Forestry (0.31%)
Sino-Forest Corp (a)	34,000	530
Gambling (Non-Hotel) (0.45%)
Paddy Power PLC	20,880	772
Gas — Distribution (0.59%)
Enagas	23,042	689
Samchully Co Ltd	1,182	187
Xinao Gas Holdings Ltd	70,000	126

		1,002

Gold Mining (0.51%)
Dominion Mining Ltd	33,647	104
Red Back Mining Inc (a)(c)(d)	18,525	126
Red Back Mining Inc (a)	89,561	611

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Gold Mining (continued)
SEMAFO Inc (a)	26,308	$32

		873

Home Decoration Products (0.19%)
Hunter Douglas NV	4,871	329
Hotels & Motels (0.31%)
Mandarin Oriental International Ltd	58,000	110
Millennium & Copthorne Hotels PLC	50,672	417

		527

Industrial Audio & Video Products (0.24%)
EVS Broadcast Equipment SA	3,207	344
Intelligent Digital Integrated Security Co Ltd	3,399	68

		412

Industrial Automation & Robots (0.24%)
O-M Ltd	31,987	242
SFA Engineering Corp	2,518	167

		409

Industrial Gases (0.88%)
Air Water Inc	69,000	659
Linde AG	6,036	853

		1,512

Instruments — Scientific (0.12%)
Roth & Rau AG (a)	956	204
Internet Brokers (0.17%)
Comdirect Bank AG	23,551	297
Internet Content — Information & News (0.37%)
Iress Market Technology Ltd (b)	42,603	269
Seek Ltd (b)	74,181	358

		627

Internet Gambling (0.04%)
888 Holdings PLC	23,844	73
Investment Companies (0.44%)
ABG Sundal Collier ASA	78,999	144
Arques Industries AG	19,234	381
Climate Exchange PLC (a)	4,554	167
Kardan NV	5,692	64

		756

Investment Companies — Resources (0.00%)
GreenergyCapital SpA (a)(e)	107,109	1
Investment Management & Advisory Services (0.68%)
Azimut Holding SpA (b)	71,845	745
Schroders PLC	22,240	414

		1,159

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Leisure & Recreation Products (0.21%)
Beneteau SA	13,232	$355
Life & Health Insurance (1.40%)
Industrial Alliance Insurance and Financial Services Inc	13,279	490
Swiss Life Holding (a)	6,853	1,905

		2,395

Machinery — Construction & Mining (0.64%)
Aichi Corp	44,391	330
Danieli & Co SpA	17,969	649
Duro Felguera SA	10,764	121

		1,100

Machinery — Electrical (0.86%)
Konecranes Oyj (b)	38,004	1,464
Machinery — General Industry (3.05%)
Bucher Industries AG	3,033	822
Burckhardt Compression Holding AG	1,860	594
Frigoglass SA	7,651	235
Hexagon AB	32,684	666
Homag Group AG (a)	4,066	122
MAN AG	13,489	1,801
Miyachi Corp	9,700	90
Shima Seiki Manufacturing Ltd	14,300	668
Sintokogio Ltd	26,559	218

		5,216

Machinery — Material Handling (0.14%)
Fuji Machine Manufacturing Co Ltd	11,800	246
Machinery — Pumps (0.42%)
Weir Group Plc/The	47,197	713
Machinery Tools & Related Products (0.53%)
B&B Tools AB	6,803	199
Gildemeister AG	15,898	400
Meyer Burger Technology AG (a)	978	300

		899

Marine Services (0.24%)
ODIM ASA (a)	23,392	405
Medical — Biomedical/Gene (0.16%)
Intercell AG (a)	6,546	271
Medical — Drugs (1.56%)
Actelion Ltd (a)	10,146	553
Daewoong Pharmaceutical Co Ltd	1,987	218
Ipsen SA	16,578	941
Laboratorios Almirall SA (a)	26,817	547
Nippon Shinyaku Co Ltd	22,000	228

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Oriola-KD OYJ (b)	39,510	$186

		2,673

Medical — Nursing Homes (0.78%)
Orpea (a)	9,806	594
Southern Cross Healthcare Ltd	98,774	735

		1,329

Medical — Outpatient & Home Medical Care (0.05%)
LVL Medical Groupe SA (a)	3,371	90
Medical Products (1.33%)
Audika	2,080	101
Sonova Holding AG	12,765	1,171
SSL International PLC	111,378	1,002

		2,274

Metal — Copper (0.67%)
Mercator Minerals Ltd (a)	35,168	362
Quadra Mining Ltd (a)	22,500	414
Taseko Mines Ltd (a)	73,452	373

		1,149

Metal — Diversified (1.03%)
FNX Mining Co Inc (a)	22,258	625
Vedanta Resources PLC	27,200	1,131

		1,756

Metal — Iron (1.26%)
Ferrexpo PLC (a)	52,872	372
Labrador Iron Ore Royalty Income Fund	16,946	907
Mount Gibson Iron Ltd (a)	336,575	883

		2,162

Metal Processors & Fabrication (0.95%)
Advanced Metallurgical Group NV (a)	4,745	382
Sung Kwang Bend Co Ltd	31,265	840
Taewoong Co Ltd	5,122	402

		1,624

Metal Products — Distribution (0.07%)
Daiichi Jitsugyo Co Ltd	15,954	73
Sato Shoji Corp	6,257	44

		117

Metal Products — Fasteners (0.04%)
Lisi	670	69
Mining Services (1.03%)
Eramet	1,210	977
Major Drilling Group International (a)	15,200	792

		1,769

Miscellaneous Manufacturers (0.29%)
Peace Mark Holdings Ltd	300,000	270

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Miscellaneous Manufacturers (continued)
Towa Corp	24,100	$224

		494

Mortgage Banks (0.36%)
Home Capital Group Inc	17,500	608
MRI — Medical Diagnostic Imaging (0.44%)
Sonic Healthcare Ltd	59,317	745
Multi-Line Insurance (0.26%)
Baloise Holding AG	4,488	446
Multimedia (0.51%)
Informa PLC	139,073	865
Oil — Field Services (1.54%)
Fugro NV	14,966	1,162
Petrofac Ltd	121,250	1,350
Swiber Holdings Ltd (a)	66,000	122

		2,634

Oil Company — Exploration & Production (2.19%)
Avenir Diversified Income Trust	15,546	113
Cooper Energy Ltd (a)	91,435	62
Crescent Point Energy Trust (a)	22,100	616
Dana Petroleum Plc (a)	29,133	728
JKX Oil & Gas plc	45,822	400
Nexus Energy Ltd (a)	111,441	153
Petrobank Energy & Resources Ltd (a)	23,000	1,047
TriStar Oil and Gas Ltd (a)	44,954	633

		3,752

Oil Field Machinery & Equipment (0.75%)
Wellstream Holdings PLC (a)	49,441	1,290
Oil Refining & Marketing (0.63%)
Fuchs Petrolub AG	5,010	468
Parkland Income Fund	22,226	303
Singapore Petroleum Co Ltd	63,000	309

		1,080

Photo Equipment & Supplies (0.05%)
Vitec Group Plc/The	11,001	94
Power Converter & Supply Equipment (0.16%)
Chloride Group PLC	73,564	279
Precious Metals (0.06%)
North American Palladium Ltd (a)	18,700	105
Printing — Commercial (0.62%)
Davis & Henderson Income Fund	12,629	212

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Printing — Commercial (continued)
De La Rue PLC	48,150	$847

		1,059

Property & Casualty Insurance (1.06%)
Beazley Group PLC	264,800	838
Dongbu Insurance Co Ltd	17,488	671
Green Fire Marine Insurance Co Ltd (a)	2,965	33
LIG Insurance Co Ltd	13,570	267

		1,809

Publishing — Books (0.17%)
Yell Group PLC	97,768	299
Real Estate Management & Services (1.94%)
Allied Properties HK Ltd (b)	840,000	171
Atrium Co Ltd	16,678	197
Deutsche Euroshop AG	9,171	384
Fabege AB (b)	83,778	895
Midland Holdings Ltd (b)	596,000	590
Nexity	11,399	490
Pierre & Vacances (b)	1,920	231
Properst Co Ltd	74	47
Technopolis PLC	8,043	72
Tosei Corp	216	139
Wihlborgs Fastigheter AB	4,300	98

		3,314

Real Estate Operator & Developer (0.38%)
Coastal Greenland Ltd	838,000	125
K Wah International Holdings Ltd (b)	1,068,000	415
SRE Group Ltd	644,000	113

		653

Reinsurance (0.49%)
Hannover Rueckversicherung AG	16,020	835
REITS — Diversified (2.70%)
Canadian Real Estate Investment Trust	13,967	366
Eurocommercial Properties NV	10,926	611
Klepierre (b)	16,202	994
Mapletree Logistics Trust	303,000	219
Suntec Real Estate Investment Trust	227,000	239
Unibail-Rodamco (b)	8,540	2,198

		4,627

REITS — Hotels (0.10%)
CDL Hospitality Trusts	113,364	170
REITS — Office Property (0.53%)
ICADE	6,100	908
REITS — Shopping Centers (0.35%)
Vastned Retail NV	5,550	590

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Warehouse & Industrial (0.12%)
Warehouses De Pauw SCA	3,020	$212
Retail — Apparel & Shoe (0.26%)
Next PLC	18,287	414
Sprider Stores SA	8,395	39

		453

Retail — Bookstore (0.28%)
WH Smith PLC	65,887	485
Retail — Building Products (0.22%)
Kohnan Shoji Co Ltd	29,500	376
Retail — Catalog Shopping (0.16%)
ASKUL Corp (b)	14,400	266
Retail — Computer Equipment (0.20%)
Game Group Plc	80,209	338
Retail — Consumer Electronics (0.82%)
Bic Camera Inc (b)	246	169
JB Hi-Fi Ltd	82,917	682
Joshin Denki Co Ltd (b)	53,114	548

		1,399

Retail — Drug Store (0.48%)
Create SD Co Ltd	11,200	258
Sugi Pharmacy Co Ltd	19,574	555

		813

Retail — Jewelry (1.13%)
Luk Fook Holdings International Ltd	130,000	71
Swatch Group AG	6,979	1,866

		1,937

Retail — Major Department Store (0.20%)
David Jones Ltd (b)	103,014	343
Retail — Miscellaneous/Diversified (0.25%)
Arcs Co Ltd	17,861	223
Maruetsu Inc/The (b)	23,000	212

		435

Retail — Office Supplies (0.19%)
Bechtle AG	10,370	327
Retail — Perfume & Cosmetics (0.06%)
SA SA International Holdings Ltd	270,000	101
Retail — Restaurants (0.05%)
Domino’s Pizza UK & IRL plc	22,675	90
Retail — Toy Store (0.23%)
Jumbo SA	13,243	397

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail-Photo Studio (0.05%)
Studio Alice Co Ltd	7,300	$90
Rubber — Tires (1.61%)
Compagnie Generale des Etablissements Michelin	16,855	1,759
Nokian Renkaat OYJ (b)	23,377	997

		2,756

Rubber & Plastic Products (0.33%)
Polytec Holding AG	12,816	196
Semperit AG Holding	5,152	202
Tokai Rubber Industries Inc	12,131	175

		573

Satellite Telecommunications (0.26%)
Eutelsat Communications	16,299	445
Schools (0.46%)
MegaStudy Co Ltd	2,339	779
Steel — Producers (1.21%)
Chubu Steel Plate Co Ltd	3,700	33
OneSteel Ltd	173,836	1,015
Salzgitter AG	5,455	955
Sidenor Steel Products Manufacturing Co	5,125	65

		2,068

Steel — Specialty (0.14%)
Mitsubishi Steel Manufacturing Co Ltd (b)	80,347	240
Storage & Warehousing (0.24%)
Westshore Terminals Income Fund	24,900	406
Telecommunication Equipment (0.06%)
Topfield Co Ltd	4,998	98
Telecommunication Services (0.24%)
Telenet Group Holding NV (a)	18,226	403
Telephone — Integrated (0.54%)
Elisa OYJ (b)	37,243	930
Theaters (0.17%)
Cineplex Galaxy Income Fund	17,747	286
Therapeutics (0.91%)
Grifols SA	58,852	1,549
Tools — Hand Held (0.33%)
Hitachi Koki Co Ltd	44,153	563
Transport — Marine (1.04%)
Inui Steamship Co Ltd (b)	13,854	178
Jinhui Shipping & Transportation Ltd (a)	42,752	416

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Marine (continued)
Omega Navigation Enterprises Inc	5,655	$85
Shinwa Kaiun Kaisha Ltd	64,371	406
Smit Internationale NV	6,749	687

		1,772

Transport — Services (1.68%)
Firstgroup Plc	79,855	893
Kintetsu World Express Inc	18,600	433
Stagecoach Group PLC	255,950	1,229
Viterra Inc (a)	22,500	318

		2,873

Transport — Truck (0.60%)
Hitachi Transport System Ltd	67,800	1,027
Travel Services (0.12%)
Flight Centre Ltd	10,239	198
Venture Capital (0.04%)
Dinamia Capital Privado Sociedad de Capital Riesgo SA (a)	1,939	66
Water (0.87%)
Northumbrian Water Group PLC	107,207	743
Pennon Group PLC	57,767	742

		1,485

Web Portals (0.81%)
So-net Entertainment Corp (b)	139	573
United Internet AG	37,060	805

		1,378

Wire & Cable Products (0.30%)
Leoni AG	10,464	506
Wireless Equipment (0.15%)
Japan Radio Co Ltd	89,000	249

TOTAL COMMON STOCKS		$166,324

PREFERRED STOCKS (1.26%)
Medical Products (0.75%)
Fresenius SE	15,261	1,280
Television (0.51%)
ProSiebenSat.1 Media AG	40,007	869

TOTAL PREFERRED STOCKS		$2,149

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.31%)
Commercial Paper (1.31%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$1,117	$1,117

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	$1,118	$1,118

		2,235

TOTAL SHORT TERM INVESTMENTS		$2,235

REPURCHASE AGREEMENTS (8.74%)
Finance — Investment Banker & Broker (8.74%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $15,112,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (f)	$14,955	$14,954

TOTAL REPURCHASE AGREEMENTS		$14,954

Total Investments		$185,662
Liabilities in Excess of Other Assets, Net — (8.54)%		(14,605)

TOTAL NET ASSETS — 100.00%		$171,057

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $329 or 0.19% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $126 or 0.07% of net assets.

(e)	Security is Illiquid

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$19,400
Unrealized Depreciation	(15,582)

Net Unrealized Appreciation (Depreciation)	3,818
Cost for federal income tax purposes	181,844
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
International SmallCap Account
March 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	18.09%
Japan	13.81%
United States	10.26%
Germany	10.17%
France	8.00%
Switzerland	7.45%
Canada	7.23%
Australia	5.90%
Netherlands	3.65%
Italy	3.53%
Hong Kong	3.38%
Korea, Republic Of	3.31%
Spain	2.83%
Finland	2.17%
Singapore	1.48%
Ireland	1.45%
Sweden	1.43%
Greece	0.86%
Belgium	0.82%
Luxembourg	0.78%
Denmark	0.76%
Austria	0.39%
Norway	0.32%
Portugal	0.23%
China	0.15%
Marshall Islands	0.05%
New Zealand	0.04%
Liabilities in Excess of Other Assets, Net	(8.54%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
LargeCap Blend Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.11%)
Advertising Agencies (0.22%)
Omnicom Group Inc	12,100	$535
Advertising Sales (0.13%)
Lamar Advertising Co (a)(b)	8,800	316
Aerospace & Defense (1.86%)
Boeing Co	13,500	1,004
General Dynamics Corp	13,100	1,092
Lockheed Martin Corp	9,800	973
Northrop Grumman Corp	9,500	739
Raytheon Co	4,000	259
Rockwell Collins Inc	8,400	480

		4,547

Aerospace & Defense Equipment (0.81%)
United Technologies Corp	28,700	1,975
Agricultural Chemicals (0.50%)
Monsanto Co	10,900	1,215
Agricultural Operations (0.13%)
Archer-Daniels-Midland Co	7,800	321
Airlines (0.27%)
Southwest Airlines Co	52,800	655
Applications Software (2.56%)
Microsoft Corp	184,700	5,242
Red Hat Inc (a)(b)	55,200	1,015

		6,257

Athletic Footwear (0.12%)
Nike Inc	4,400	299
Auto — Car & Light Trucks (0.16%)
Ford Motor Co (a)(b)	67,700	387
Auto — Medium & Heavy Duty Trucks (0.33%)
Paccar Inc	18,100	814
Beverages — Non-Alcoholic (1.71%)
Coca-Cola Co/The	33,100	2,015
PepsiCo Inc	29,900	2,159

		4,174

Brewery (0.49%)
Anheuser-Busch Cos Inc	25,500	1,210
Building — Residential & Commercial (0.30%)
Lennar Corp (a)	38,600	726
Building Products — Wood (0.11%)
Masco Corp	13,400	266

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cable TV (0.56%)
Cablevision Systems Corp (b)	8,300	$178
DISH Network Corp (b)	7,600	218
Shaw Communications Inc	18,600	338
Time Warner Cable Inc (b)	25,200	630

		1,364

Casino Hotels (0.28%)
Melco PBL Entertainment Macau Ltd ADR (b)	42,100	479
MGM Mirage (b)	3,310	195

		674

Casino Services (0.43%)
International Game Technology	26,100	1,049
Cellular Telecommunications (0.27%)
MetroPCS Communications Inc (a)(b)	30,600	520
NII Holdings Inc (b)	4,200	134

		654

Chemicals — Diversified (0.53%)
Dow Chemical Co/The	24,600	907
EI Du Pont de Nemours & Co	8,300	388

		1,295

Chemicals — Specialty (0.05%)
Sigma-Aldrich Corp	2,200	131
Coal (0.51%)
Arch Coal Inc	4,400	191
Consol Energy Inc	11,000	761
Peabody Energy Corp	5,700	291

		1,243

Coatings & Paint (0.05%)
Sherwin-Williams Co/The	2,300	117
Commercial Banks (0.55%)
BB&T Corp	3,700	119
First Horizon National Corp (a)	22,700	318
Marshall & Ilsley Corp	26,698	619
Regions Financial Corp	4,100	81
Synovus Financial Corp (a)	19,400	215

		1,352

Commercial Services (0.04%)
Quanta Services Inc (b)	4,400	102
Commercial Services — Finance (1.39%)
Automatic Data Processing Inc	13,500	572
H&R Block Inc	46,500	965
Mastercard Inc	2,000	446
Moody’s Corp (a)	6,600	230
Paychex Inc	3,800	130

Schedule of Investments
LargeCap Blend Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Services — Finance (continued)
Total System Services Inc	8,565	$203
Visa Inc (b)	8,100	505
Western Union Co/The	16,900	360

		3,411

Computer Aided Design (0.38%)
Autodesk Inc (b)	29,400	925
Computer Services (0.12%)
Electronic Data Systems Corp	18,000	300
Computers (3.71%)
Apple Inc (b)	12,900	1,851
Dell Inc (b)	88,600	1,765
Hewlett-Packard Co	59,600	2,721
International Business Machines Corp	18,200	2,095
Sun Microsystems Inc (b)	41,375	643

		9,075

Computers — Memory Devices (0.42%)
EMC Corp/Massachusetts (b)	52,400	752
Seagate Technology	13,000	272

		1,024

Consulting Services (0.25%)
Accenture Ltd	17,700	622
Consumer Products — Miscellaneous (0.59%)
Clorox Co	9,200	521
Fortune Brands Inc	7,400	515
Kimberly-Clark Corp	6,200	400

		1,436

Cosmetics & Toiletries (2.50%)
Avon Products Inc	14,800	585
Colgate-Palmolive Co	5,100	397
Estee Lauder Cos Inc/The	6,600	303
Procter & Gamble Co	68,892	4,827

		6,112

Cruise Lines (0.17%)
Carnival Corp	10,100	409
Disposable Medical Products (0.13%)
CR Bard Inc	3,400	328
Distribution & Wholesale (0.08%)
Fastenal Co (a)	4,100	188
Diversified Manufacturing Operations (5.60%)
3M Co	13,000	1,029
Cooper Industries Ltd	2,500	100
Danaher Corp	20,600	1,566
General Electric Co	188,000	6,958

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Honeywell International Inc	11,000	$621
Illinois Tool Works Inc	19,400	936
Ingersoll-Rand Co Ltd	10,900	486
ITT Corp	10,500	544
Tyco International Ltd	33,100	1,458

		13,698

E-Commerce — Products (0.71%)
Amazon.com Inc (b)	24,400	1,740
E-Commerce — Services (0.12%)
Expedia Inc (a)(b)	13,000	285
Electric — Generation (0.33%)
AES Corp/The (b)	49,000	817
Electric — Integrated (2.04%)
Centerpoint Energy Inc	19,100	272
Constellation Energy Group Inc	7,700	680
Edison International	1,700	83
Entergy Corp	6,900	753
Exelon Corp	11,100	902
FirstEnergy Corp	7,200	494
PG&E Corp	3,500	129
PPL Corp	13,900	638
Public Service Enterprise Group Inc	16,000	643
TECO Energy Inc	24,700	394

		4,988

Electronic Components — Miscellaneous (0.59%)
Flextronics International Ltd (b)	12,800	120
Tyco Electronics Ltd	38,500	1,321

		1,441

Electronic Components — Semiconductors (1.49%)
Advanced Micro Devices Inc (a)(b)	48,300	284
Broadcom Corp (b)	58,000	1,118
Intel Corp	36,600	775
MEMC Electronic Materials Inc (b)	1,900	135
National Semiconductor Corp	13,400	246
Xilinx Inc	45,400	1,078

		3,636

Electronic Measurement Instruments (0.11%)
Agilent Technologies Inc (b)	9,100	271
Engineering — Research & Development Services (0.24%)
Fluor Corp	1,800	254
Foster Wheeler Ltd (b)	3,200	181
McDermott International Inc (b)	2,900	159

		594

Schedule of Investments
LargeCap Blend Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Enterprise Software & Services (0.49%)
Oracle Corp (b)	60,800	$1,189
Entertainment Software (0.18%)
Electronic Arts Inc (b)	8,800	439
Fiduciary Banks (0.93%)
Bank of New York Mellon Corp/The	26,500	1,106
Northern Trust Corp	3,400	226
State Street Corp	11,900	940

		2,272

Finance — Commercial (0.01%)
CIT Group Inc	1,200	14
Finance — Consumer Loans (0.15%)
SLM Corp	24,500	376
Finance — Credit Card (0.07%)
Discover Financial Services	10,900	178
Finance — Investment Banker & Broker (4.22%)
Citigroup Inc	115,260	2,469
Goldman Sachs Group Inc/The	7,900	1,307
Interactive Brokers Group Inc (a)(b)	7,400	190
JPMorgan Chase & Co	81,588	3,504
Lehman Brothers Holdings Inc	8,300	313
Merrill Lynch & Co Inc	24,800	1,010
Morgan Stanley	33,400	1,526

		10,319

Finance — Mortgage Loan/Banker (0.22%)
Freddie Mac	21,400	542
Finance — Other Services (0.36%)
CME Group Inc (a)	1,400	657
IntercontinentalExchange Inc (b)	1,700	222

		879

Food — Miscellaneous/Diversified (1.31%)
Campbell Soup Co	10,100	343
ConAgra Foods Inc	21,100	505
General Mills Inc	14,100	844
Kraft Foods Inc	42,893	1,330
Sara Lee Corp	12,200	171

		3,193

Food — Retail (0.14%)
Kroger Co/The	8,200	208
Whole Foods Market Inc (a)	3,900	129

		337

Food — Wholesale & Distribution (0.20%)
Sysco Corp	17,100	496

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Forestry (0.13%)
Weyerhaeuser Co	4,700	$306
Gas — Distribution (0.38%)
NiSource Inc	5,600	97
Sempra Energy	15,600	831

		928

Gold Mining (0.16%)
Barrick Gold Corp	9,100	395
Health Care Cost Containment (0.27%)
McKesson Corp	12,600	660
Home Decoration Products (0.02%)
Newell Rubbermaid Inc	1,900	43
Hotels & Motels (0.36%)
Marriott International Inc/DE	21,800	749
Wyndham Worldwide Corp	6,300	130

		879

Human Resources (0.17%)
Monster Worldwide Inc (b)	10,400	252
Robert Half International Inc	6,800	175

		427

Independent Power Producer (0.58%)
Dynegy Inc (b)	75,600	597
NRG Energy Inc (b)	15,800	616
Reliant Energy Inc (b)	8,600	203

		1,416

Industrial Gases (0.46%)
Praxair Inc	13,300	1,120
Instruments — Scientific (0.25%)
Applera Corp — Applied Biosystems Group	3,400	112
Thermo Fisher Scientific Inc (b)	6,300	358
Waters Corp (b)	2,600	145

		615

Insurance Brokers (0.30%)
Aon Corp	16,200	651
Marsh & McLennan Cos Inc	3,200	78

		729

Internet Security (0.04%)
VeriSign Inc (b)	2,700	90
Investment Management & Advisory Services (0.40%)
Ameriprise Financial Inc	9,020	468
Federated Investors Inc	1,900	74
Franklin Resources Inc	4,600	446

		988

Schedule of Investments
LargeCap Blend Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Life & Health Insurance (0.81%)
Cigna Corp	17,100	$694
Lincoln National Corp	5,400	281
Prudential Financial Inc	12,800	1,001

		1,976

Machinery — Construction & Mining (0.38%)
Joy Global Inc	5,300	345
Terex Corp (b)	9,500	594

		939

Medical — Biomedical/Gene (1.16%)
Amgen Inc (b)	22,800	953
Biogen Idec Inc (b)	6,200	382
Celgene Corp (b)	14,700	901
Genentech Inc (b)	1,800	146
Genzyme Corp (b)	3,300	246
Millipore Corp (b)	3,200	216

		2,844

Medical — Drugs (3.81%)
Abbott Laboratories	25,400	1,401
Allergan Inc/United States	10,200	575
Bristol-Myers Squibb Co	44,000	937
Cephalon Inc (a)(b)	2,300	148
Eli Lilly & Co	20,500	1,058
Merck & Co Inc	56,500	2,144
Pfizer Inc	51,400	1,076
Schering-Plough Corp	41,300	595
Wyeth	33,200	1,386

		9,320

Medical — HMO (1.00%)
Aetna Inc	10,400	438
Coventry Health Care Inc (b)	6,400	258
Humana Inc (b)	8,300	372
UnitedHealth Group Inc	19,500	670
WellPoint Inc (b)	16,100	711

		2,449

Medical — Wholesale Drug Distribution (0.12%)
Cardinal Health Inc	5,400	284
Medical Instruments (0.86%)
Medtronic Inc	30,900	1,494
St Jude Medical Inc (b)	14,000	605

		2,099

Medical Laboratory & Testing Service (0.12%)
Laboratory Corp of America Holdings (a)(b)	4,100	302
Medical Products (2.82%)
Baxter International Inc	13,100	757
Becton Dickinson & Co	5,900	507
Covidien Ltd	22,900	1,013

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (continued)
Johnson & Johnson	58,900	$3,821
Stryker Corp	6,800	442
Zimmer Holdings Inc (b)	4,700	366

		6,906

Metal — Diversified (0.76%)
Freeport-McMoRan Copper & Gold Inc	14,153	1,362
Rio Tinto PLC ADR	1,200	494

		1,856

Metal Processors & Fabrication (0.11%)
Precision Castparts Corp	2,700	276
Motorcycle/Motor Scooter (0.09%)
Harley-Davidson Inc	6,000	225
Multi-Line Insurance (2.60%)
ACE Ltd	12,800	705
American International Group Inc	59,300	2,564
Assurant Inc	3,200	195
Genworth Financial Inc	19,600	444
Hartford Financial Services Group Inc	8,800	667
Loews Corp	8,800	354
MetLife Inc	23,700	1,428

		6,357

Multimedia (1.36%)
EW Scripps Co (a)	2,400	101
McGraw-Hill Cos Inc/The	8,900	329
Meredith Corp	3,400	130
News Corp	51,500	965
Time Warner Inc	46,200	648
Walt Disney Co/The	36,800	1,155

		3,328

Networking Products (0.91%)
Cisco Systems Inc (b)	46,800	1,127
Juniper Networks Inc (b)	43,500	1,088

		2,215

Non-Hazardous Waste Disposal (0.38%)
Allied Waste Industries Inc (b)	60,700	656
Republic Services Inc	9,550	279

		935

Office Supplies & Forms (0.17%)
Avery Dennison Corp	8,400	414
Oil — Field Services (2.79%)
Baker Hughes Inc	14,800	1,014
BJ Services Co	17,700	505
Schlumberger Ltd	43,400	3,776
Smith International Inc	4,400	282

Schedule of Investments
LargeCap Blend Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Transocean Inc	9,274	$1,254

		6,831

Oil & Gas Drilling (0.13%)
Nabors Industries Ltd (b)	9,700	328
Oil Company — Exploration & Production (1.47%)
Devon Energy Corp	9,300	970
EOG Resources Inc	8,500	1,020
Occidental Petroleum Corp	12,500	915
XTO Energy Inc	11,000	680

		3,585

Oil Company — Integrated (7.05%)
Chevron Corp	48,400	4,131
ConocoPhillips	11,400	869
Exxon Mobil Corp	120,400	10,183
Murphy Oil Corp	13,800	1,134
Total SA ADR	12,600	933

		17,250

Oil Field Machinery & Equipment (0.57%)
FMC Technologies Inc (b)	15,700	893
Grant Prideco Inc (b)	10,400	512

		1,405

Oil Refining & Marketing (0.50%)
Sunoco Inc	14,100	740
Valero Energy Corp	9,900	486

		1,226

Optical Supplies (0.09%)
Alcon Inc	1,600	228
Paper & Related Products (0.27%)
AbitibiBowater Inc (a)	1,200	15
International Paper Co	16,900	460
MeadWestvaco Corp	6,700	182

		657

Pharmacy Services (0.20%)
Medco Health Solutions Inc (b)	11,100	486
Pipelines (0.76%)
Spectra Energy Corp	37,400	851
Williams Cos Inc	30,200	996

		1,847

Property & Casualty Insurance (0.37%)
Progressive Corp/The	9,300	150
Travelers Cos Inc/The	16,015	766

		916

Regional Banks (3.72%)
Bank of America Corp	109,786	4,162

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (continued)
Capital One Financial Corp	2,200	$108
Keycorp	3,800	83
National City Corp (a)	17,600	175
PNC Financial Services Group Inc	9,000	590
SunTrust Banks Inc	9,700	535
US Bancorp	47,300	1,531
Wells Fargo & Co	66,000	1,921

		9,105

REITS — Apartments (0.25%)
Equity Residential	14,900	618
REITS — Office Property (0.21%)
Boston Properties Inc	5,700	525
REITS — Regional Malls (0.38%)
Simon Property Group Inc	9,900	920
REITS — Warehouse & Industrial (0.18%)
Prologis	7,500	441
Retail — Apparel & Shoe (0.35%)
Coach Inc (b)	14,800	446
Ross Stores Inc	13,800	414

		860

Retail — Bedding (0.42%)
Bed Bath & Beyond Inc (b)	34,900	1,029
Retail — Building Products (0.85%)
Home Depot Inc	45,500	1,273
Lowe’s Cos Inc	34,900	800

		2,073

Retail — Consumer Electronics (0.04%)
Best Buy Co Inc	2,550	106
Retail — Discount (1.66%)
Costco Wholesale Corp	10,400	676
Target Corp	7,400	375
Wal-Mart Stores Inc	57,200	3,013

		4,064

Retail — Drug Store (0.77%)
CVS Caremark Corp	36,278	1,469
Walgreen Co	11,100	423

		1,892

Retail — Hypermarkets (0.10%)
SUPERVALU Inc	8,400	252
Retail — Regional Department Store (0.43%)
Kohl’s Corp (b)	24,400	1,046

Schedule of Investments
LargeCap Blend Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Restaurants (0.91%)
McDonald’s Corp	27,300	$1,523
Yum! Brands Inc	18,600	692

		2,215

Schools (0.09%)
Apollo Group Inc (b)	5,000	216
Semiconductor Component — Integrated Circuits (0.56%)
Marvell Technology Group Ltd (b)	87,000	947
Maxim Integrated Products Inc	21,300	434

		1,381

Semiconductor Equipment (0.51%)
Applied Materials Inc	63,400	1,237
Steel — Producers (0.32%)
Nucor Corp	11,700	793
Telecommunication Equipment (0.22%)
Alcatel-Lucent ADR	93,892	541
Telecommunication Equipment — Fiber Optics (0.75%)
Corning Inc	62,300	1,498
JDS Uniphase Corp (a)(b)	24,200	324

		1,822

Telephone — Integrated (2.55%)
AT&T Inc	147,377	5,645
Sprint Nextel Corp	90,300	604

		6,249

Therapeutics (0.79%)
Gilead Sciences Inc (b)	34,700	1,788
Warner Chilcott Ltd (a)(b)	7,900	142

		1,930

Tobacco (0.99%)
Altria Group Inc	33,400	742
Philip Morris International Inc (b)	33,400	1,689

		2,431

Toys (0.18%)
Hasbro Inc	15,700	438
Transport — Rail (0.54%)
Canadian National Railway Co	8,100	391
Norfolk Southern Corp	4,800	261
Union Pacific Corp	5,400	677

		1,329

Transport — Services (0.28%)
Expeditors International Washington Inc	15,200	687
Web Portals (1.17%)
Google Inc (b)	6,500	2,863

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Wireless Equipment (1.49%)
American Tower Corp (b)	26,360	$1,034
Crown Castle International Corp (a)(b)	18,500	638
Motorola Inc	24,000	223
Qualcomm Inc	42,800	1,756

		3,651

TOTAL COMMON STOCKS		$240,006

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
2.40%, 7/24/2008 (b)(c)	$150	149

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$149

REPURCHASE AGREEMENTS (1.93%)
Finance — Investment Banker & Broker (1.93%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $4,767,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (d)	$4,717	$4,717

TOTAL REPURCHASE AGREEMENTS		$4,717

Total Investments		$244,872
Liabilities in Excess of Other Assets, Net — (0.10)%		(254)

TOTAL NET ASSETS — 100.00%		$244,618

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $149 or 0.06% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$16,999
Unrealized Depreciation	(32,906)

Net Unrealized Appreciation (Depreciation)	(15,907)
Cost for federal income tax purposes	260,779
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
LargeCap Blend Account
March 31, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P500 eMini; June 2008	31	$2,056	$2,052	$(4)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.56%
Financial	17.67%
Energy	13.78%
Industrial	11.27%
Communications	10.49%
Technology	10.41%
Consumer, Cyclical	8.31%
Utilities	3.33%
Basic Materials	3.22%
Government	0.06%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.84%

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.62%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)(b)	6,823	$58
Omnicom Group Inc	4,643	205

		263

Aerospace & Defense (1.61%)
Boeing Co	11,077	824
General Dynamics Corp	5,825	486
Lockheed Martin Corp	4,965	493
Northrop Grumman Corp	4,894	381
Raytheon Co	6,175	399
Rockwell Collins Inc	2,352	134

		2,717

Aerospace & Defense Equipment (0.64%)
Goodrich Corp	1,811	104
United Technologies Corp	14,215	978

		1,082

Agricultural Chemicals (0.52%)
Monsanto Co	7,936	885
Agricultural Operations (0.23%)
Archer-Daniels-Midland Co	9,320	384
Airlines (0.08%)
Southwest Airlines Co	10,654	132
Apparel Manufacturers (0.06%)
VF Corp	1,270	98
Appliances (0.06%)
Whirlpool Corp	1,095	95
Applications Software (2.09%)
Citrix Systems Inc (b)	2,683	79
Compuware Corp (b)	3,971	29
Intuit Inc (b)	4,746	128
Microsoft Corp	115,916	3,290

		3,526

Athletic Footwear (0.22%)
Nike Inc	5,545	377
Audio & Video Products (0.02%)
Harman International Industries Inc	876	38
Auto — Car & Light Trucks (0.20%)
Ford Motor Co (a)(b)	31,962	183
General Motors Corp (a)	8,198	156

		339

Auto — Medium & Heavy Duty Trucks (0.14%)
Paccar Inc	5,310	239

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment — Original (0.17%)
Johnson Controls Inc	8,599	$291
Beverages — Non-Alcoholic (2.14%)
Coca-Cola Co/The	28,945	1,762
Coca-Cola Enterprises Inc	4,165	101
Pepsi Bottling Group Inc	1,987	67
PepsiCo Inc	23,198	1,675

		3,605

Beverages — Wine & Spirits (0.08%)
Brown-Forman Corp	1,221	81
Constellation Brands Inc (a)(b)	2,811	50

		131

Brewery (0.35%)
Anheuser-Busch Cos Inc	10,357	491
Molson Coors Brewing Co	1,992	105

		596

Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc	7,210	211
Building — Residential & Commercial (0.13%)
Centex Corp	1,772	43
DR Horton Inc	3,968	62
KB Home (a)	1,115	28
Lennar Corp (a)	2,014	38
Pulte Homes Inc	3,096	45

		216

Building Products — Air & Heating (0.07%)
Trane Inc	2,517	116
Building Products — Wood (0.06%)
Masco Corp	5,282	105
Cable TV (0.65%)
Comcast Corp	43,607	843
DIRECTV Group Inc/The (b)	10,319	256

		1,099

Casino Services (0.11%)
International Game Technology	4,530	182
Chemicals — Diversified (0.80%)
Dow Chemical Co/The	13,608	501
EI Du Pont de Nemours & Co	13,025	609
PPG Industries Inc	2,373	144
Rohm & Haas Co	1,816	98

		1,352

Chemicals — Specialty (0.25%)
Ashland Inc	811	38
Eastman Chemical Co	1,155	72

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Specialty (continued)
Ecolab Inc	2,542	$110
Hercules Inc	1,644	30
International Flavors & Fragrances Inc	1,173	52
Sigma-Aldrich Corp	1,874	112

		414

Coal (0.23%)
Consol Energy Inc	2,643	183
Peabody Energy Corp	3,925	200

		383

Coatings & Paint (0.04%)
Sherwin-Williams Co/The	1,476	75
Commercial Banks (0.43%)
BB&T Corp	7,910	253
First Horizon National Corp (a)	1,831	26
M&T Bank Corp	1,115	90
Marshall & Ilsley Corp	3,789	88
Regions Financial Corp	10,045	198
Zions Bancorporation	1,552	71

		726

Commercial Services (0.02%)
Convergys Corp (b)	1,836	28
Commercial Services — Finance (0.62%)
Automatic Data Processing Inc	7,571	321
Equifax Inc	1,878	65
H&R Block Inc	4,712	98
Moody’s Corp (a)	2,979	104
Paychex Inc	4,687	160
Total System Services Inc	2,880	68
Western Union Co/The	10,857	231

		1,047

Computer Aided Design (0.06%)
Autodesk Inc (b)	3,344	105
Computer Services (0.26%)
Affiliated Computer Services Inc (b)	1,390	69
Cognizant Technology Solutions Corp (b)	4,176	120
Computer Sciences Corp (b)	2,370	97
Electronic Data Systems Corp	7,376	123
Unisys Corp (b)	5,118	23

		432

Computers (3.90%)
Apple Inc (b)	12,728	1,827
Dell Inc (b)	32,455	647
Hewlett-Packard Co	35,703	1,630
International Business Machines Corp	20,048	2,308

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computers (continued)
Sun Microsystems Inc (b)	11,481	$178

		6,590

Computers — Integrated Systems (0.03%)
Teradata Corp (b)	2,601	57
Computers — Memory Devices (0.36%)
EMC Corp/Massachusetts (b)	30,421	436
NetApp Inc (b)	4,975	100
SanDisk Corp (b)	3,318	75

		611

Computers — Peripheral Equipment (0.03%)
Lexmark International Inc (b)	1,375	42
Consumer Products — Miscellaneous (0.39%)
Clorox Co	2,011	114
Fortune Brands Inc	2,231	155
Kimberly-Clark Corp	6,086	393

		662

Containers — Metal & Glass (0.04%)
Ball Corp	1,413	65
Containers — Paper & Plastic (0.09%)
Bemis Co Inc	1,443	37
Pactiv Corp (b)	1,888	49
Sealed Air Corp	2,340	59

		145

Cosmetics & Toiletries (2.38%)
Avon Products Inc	6,181	244
Colgate-Palmolive Co	7,383	575
Estee Lauder Cos Inc/The	1,653	76
Procter & Gamble Co	44,569	3,123

		4,018

Cruise Lines (0.15%)
Carnival Corp	6,322	256
Data Processing & Management (0.12%)
Fidelity National Information Services	2,479	95
Fiserv Inc (b)	2,381	114

		209

Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)	1,873	68
Disposable Medical Products (0.08%)
CR Bard Inc	1,453	140
Distribution & Wholesale (0.10%)
Genuine Parts Co	2,394	97

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (continued)
WW Grainger Inc	972	$74

		171

Diversified Manufacturing Operations (5.18%)
3M Co	10,249	811
Cooper Industries Ltd	2,553	103
Danaher Corp	3,688	281
Dover Corp	2,780	116
Eaton Corp	2,122	169
General Electric Co (c)	144,616	5,352
Honeywell International Inc	10,780	608
Illinois Tool Works Inc	5,799	280
Ingersoll-Rand Co Ltd	3,949	176
ITT Corp	2,630	136
Leggett & Platt Inc	2,427	37
Parker Hannifin Corp	2,440	169
Textron Inc	3,602	200
Tyco International Ltd	7,023	309

		8,747

Diversified Operations (0.07%)
Leucadia National Corp	2,450	111
Drug Delivery Systems (0.06%)
Hospira Inc (b)	2,298	98
E-Commerce — Products (0.19%)
Amazon.com Inc (b)	4,467	319
E-Commerce — Services (0.36%)
eBay Inc (b)	16,155	482
Expedia Inc (b)	3,019	66
IAC/InterActiveCorp (a)(b)	2,617	54

		602

Electric — Generation (0.10%)
AES Corp/The (b)	9,692	162
Electric — Integrated (3.18%)
Allegheny Energy Inc	2,422	122
Ameren Corp	3,023	133
American Electric Power Co Inc	5,799	241
Centerpoint Energy Inc	4,741	68
CMS Energy Corp	3,261	44
Consolidated Edison Inc	3,941	156
Constellation Energy Group Inc	2,577	228
Dominion Resources Inc/VA	8,325	340
DTE Energy Co	2,364	92
Duke Energy Corp	18,289	327
Edison International	4,718	231
Entergy Corp	2,769	302
Exelon Corp	9,576	778

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
FirstEnergy Corp	4,415	$303
FPL Group Inc	5,900	370
Integrys Energy Group Inc	1,107	52
Pepco Holdings Inc	2,913	72
PG&E Corp	5,152	190
Pinnacle West Capital Corp	1,455	51
PPL Corp	5,407	248
Progress Energy Inc (a)	3,767	157
Public Service Enterprise Group Inc	7,364	296
Southern Co	11,075	394
TECO Energy Inc	3,055	49
Xcel Energy Inc	6,215	124

		5,368

Electric Products — Miscellaneous (0.38%)
Emerson Electric Co	11,401	587
Molex Inc	2,036	47

		634

Electronic Components — Miscellaneous (0.16%)
Jabil Circuit Inc	3,013	29
Tyco Electronics Ltd	7,059	242

		271

Electronic Components — Semiconductors (2.00%)
Advanced Micro Devices Inc (a)(b)	8,770	52
Altera Corp	4,451	82
Broadcom Corp (b)	6,770	130
Intel Corp	83,824	1,775
LSI Corp (a)(b)	9,574	47
MEMC Electronic Materials Inc (b)	3,308	235
Microchip Technology Inc	2,734	89
Micron Technology Inc (a)(b)	11,013	66
National Semiconductor Corp	3,285	60
Nvidia Corp (b)	8,046	159
QLogic Corp (b)	1,945	30
Texas Instruments Inc	19,208	543
Xilinx Inc	4,147	99

		3,367

Electronic Forms (0.17%)
Adobe Systems Inc (b)	8,240	293
Electronic Measurement Instruments (0.09%)
Agilent Technologies Inc (b)	5,287	158
Electronics — Military (0.12%)
L-3 Communications Holdings Inc	1,773	194
Engineering — Research & Development Services (0.18%)
Fluor Corp	1,283	181

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engineering — Research & Development Services (continued)
Jacobs Engineering Group Inc (b)	1,757	$129

		310

Engines — Internal Combustion (0.08%)
Cummins Inc	2,928	137
Enterprise Software & Services (0.81%)
BMC Software Inc (b)	2,783	91
CA Inc	5,651	127
Novell Inc (b)	5,099	32
Oracle Corp (b)	57,280	1,120

		1,370

Entertainment Software (0.14%)
Electronic Arts Inc (b)	4,588	229
Fiduciary Banks (0.78%)
Bank of New York Mellon Corp/The	16,530	690
Northern Trust Corp	2,780	185
State Street Corp	5,611	443

		1,318

Filtration & Separation Products (0.04%)
Pall Corp	1,776	62
Finance — Commercial (0.02%)
CIT Group Inc	2,769	33
Finance — Consumer Loans (0.06%)
SLM Corp	6,757	104
Finance — Credit Card (0.50%)
American Express Co	16,743	732
Discover Financial Services	6,939	114

		846

Finance — Investment Banker & Broker (3.89%)
Bear Stearns Cos Inc/The (a)	1,710	18
Charles Schwab Corp/The	13,598	256
Citigroup Inc	75,400	1,615
E*Trade Financial Corp (a)(b)	6,691	26
Goldman Sachs Group Inc/The	5,722	946
JPMorgan Chase & Co	49,190	2,113
Lehman Brothers Holdings Inc	7,684	289
Merrill Lynch & Co Inc	14,070	573
Morgan Stanley	15,997	731

		6,567

Finance — Mortgage Loan/Banker (0.39%)
Countrywide Financial Corp (a)	8,411	46
Fannie Mae	14,168	373
Freddie Mac	9,357	237

		656

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Other Services (0.43%)
CME Group Inc	772	$362
IntercontinentalExchange Inc (b)	1,016	133
NYSE Euronext	3,838	237

		732

Financial Guarantee Insurance (0.05%)
AMBAC Financial Group Inc (a)	4,154	24
MBIA Inc (a)	3,044	37
MGIC Investment Corp	1,721	18

		79

Food — Confectionery (0.17%)
Hershey Co/The	2,436	92
WM Wrigley Jr Co	3,134	197

		289

Food — Dairy Products (0.03%)
Dean Foods Co	2,192	44
Food — Meat Products (0.04%)
Tyson Foods Inc	3,965	63
Food — Miscellaneous/Diversified (1.12%)
Campbell Soup Co	3,188	108
ConAgra Foods Inc	7,061	169
General Mills Inc	4,877	292
HJ Heinz Co	4,564	214
Kellogg Co	3,774	198
Kraft Foods Inc	22,206	689
McCormick & Co Inc/MD	1,853	69
Sara Lee Corp	10,314	144

		1,883

Food — Retail (0.30%)
Kroger Co/The	9,742	247
Safeway Inc	6,375	187
Whole Foods Market Inc (a)	2,020	67

		501

Food — Wholesale & Distribution (0.15%)
Sysco Corp	8,741	254
Forestry (0.18%)
Plum Creek Timber Co Inc	2,479	101
Weyerhaeuser Co	3,035	197

		298

Gas — Distribution (0.17%)
Nicor Inc	654	22
NiSource Inc	3,970	68
Sempra Energy	3,784	202

		292

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Gold Mining (0.18%)
Newmont Mining Corp	6,565	$297
Health Care Cost Containment (0.13%)
McKesson Corp	4,191	219
Home Decoration Products (0.05%)
Newell Rubbermaid Inc	4,007	92
Hotels & Motels (0.20%)
Marriott International Inc/DE	4,358	150
Starwood Hotels & Resorts Worldwide Inc	2,727	141
Wyndham Worldwide Corp	2,564	53

		344

Human Resources (0.06%)
Monster Worldwide Inc (b)	1,818	44
Robert Half International Inc	2,300	59

		103

Independent Power Producer (0.03%)
Dynegy Inc (b)	7,182	57
Industrial Automation & Robots (0.07%)
Rockwell Automation Inc/DE	2,149	123
Industrial Gases (0.40%)
Air Products & Chemicals Inc	3,106	286
Praxair Inc	4,537	382

		668

Instruments — Scientific (0.32%)
Applera Corp — Applied Biosystems Group	2,424	80
PerkinElmer Inc	1,703	41
Thermo Fisher Scientific Inc (b)	6,062	344
Waters Corp (b)	1,448	81

		546

Insurance Brokers (0.21%)
Aon Corp	4,425	178
Marsh & McLennan Cos Inc	7,546	184

		362

Internet Infrastructure Software (0.04%)
Akamai Technologies Inc (b)	2,420	68
Internet Security (0.18%)
Symantec Corp (a)(b)	12,258	204
VeriSign Inc (a)(b)	3,090	102

		306

Investment Companies (0.06%)
American Capital Strategies Ltd (a)	2,825	97
Investment Management & Advisory Services (0.47%)
Ameriprise Financial Inc	3,287	170

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (continued)
Federated Investors Inc	1,252	$49
Franklin Resources Inc	2,278	221
Janus Capital Group Inc	2,139	50
Legg Mason Inc	1,952	109
T Rowe Price Group Inc	3,820	191

		790

Leisure & Recreation Products (0.01%)
Brunswick Corp/DE (a)	1,268	20
Life & Health Insurance (0.89%)
Aflac Inc	6,876	447
Cigna Corp	4,056	165
Lincoln National Corp	3,832	199
Prudential Financial Inc	6,459	505
Torchmark Corp	1,317	79
Unum Group	5,025	111

		1,506

Linen Supply & Related Items (0.03%)
Cintas Corp	1,892	54
Machinery — Construction & Mining (0.47%)
Caterpillar Inc	9,037	707
Terex Corp (b)	1,471	92

		799

Machinery — Farm (0.30%)
Deere & Co	6,315	508
Machinery — General Industry (0.05%)
Manitowoc Co Inc/The	1,881	77
Medical — Biomedical/Gene (0.98%)
Amgen Inc (b)	15,751	658
Biogen Idec Inc (b)	4,312	266
Celgene Corp (b)	6,301	386
Genzyme Corp (b)	3,876	289
Millipore Corp (a)(b)	797	54

		1,653

Medical — Drugs (4.40%)
Abbott Laboratories	22,386	1,235
Allergan Inc/United States	4,431	250
Bristol-Myers Squibb Co	28,666	611
Eli Lilly & Co	14,326	739
Forest Laboratories Inc (b)	4,509	180
King Pharmaceuticals Inc (b)	3,563	31
Merck & Co Inc	31,358	1,190
Pfizer Inc	97,915	2,049
Schering-Plough Corp	23,476	338

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Wyeth	19,377	$809

		7,432

Medical — Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)	1,563	76
Mylan Inc (a)	4,408	51
Watson Pharmaceuticals Inc (b)	1,501	44

		171

Medical — HMO (0.87%)
Aetna Inc	7,192	303
Coventry Health Care Inc (b)	2,241	90
Humana Inc (b)	2,464	111
UnitedHealth Group Inc	18,123	623
WellPoint Inc (b)	7,849	346

		1,473

Medical — Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)	6,870	39
Medical — Wholesale Drug Distribution (0.22%)
AmerisourceBergen Corp	2,355	97
Cardinal Health Inc	5,164	271

		368

Medical Information Systems (0.03%)
IMS Health Inc	2,655	56
Medical Instruments (0.74%)
Boston Scientific Corp (b)	19,451	250
Medtronic Inc	16,264	787
St Jude Medical Inc (b)	4,982	215

		1,252

Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (b)	1,600	118
Quest Diagnostics Inc	2,277	103

		221

Medical Products (2.60%)
Baxter International Inc	9,188	531
Becton Dickinson & Co	3,534	303
Covidien Ltd	7,223	320
Johnson & Johnson	41,023	2,661
Stryker Corp	3,454	225
Varian Medical Systems Inc (b)	1,820	85
Zimmer Holdings Inc (b)	3,377	263

		4,388

Metal — Aluminum (0.25%)
Alcoa Inc	11,794	425
Metal — Diversified (0.32%)
Freeport-McMoRan Copper & Gold Inc	5,543	533

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Metal Processors & Fabrication (0.12%)
Precision Castparts Corp	2,012	$205
Motorcycle/Motor Scooter (0.08%)
Harley-Davidson Inc	3,454	130
Multi-Line Insurance (2.28%)
ACE Ltd	4,778	263
Allstate Corp/The	8,116	390
American International Group Inc	36,529	1,580
Assurant Inc	1,385	84
Cincinnati Financial Corp	2,396	91
Genworth Financial Inc	6,266	142
Hartford Financial Services Group Inc	4,548	345
Loews Corp	6,367	256
MetLife Inc	10,270	619
XL Capital Ltd	2,576	76

		3,846

Multimedia (1.67%)
EW Scripps Co	1,297	54
McGraw-Hill Cos Inc/The	4,675	173
Meredith Corp	546	21
News Corp	33,322	625
Time Warner Inc	51,793	726
Viacom Inc (b)	9,281	367
Walt Disney Co/The	27,270	856

		2,822

Networking Products (1.34%)
Cisco Systems Inc (b)	86,329	2,080
Juniper Networks Inc (b)	7,583	189

		2,269

Non-Ferrous Metals (0.01%)
Titanium Metals Corp (a)	1,432	22
Non-Hazardous Waste Disposal (0.17%)
Allied Waste Industries Inc (a)(b)	4,883	53
Waste Management Inc	7,174	241

		294

Office Automation & Equipment (0.18%)
Pitney Bowes Inc	3,057	107
Xerox Corp	13,289	199

		306

Office Supplies & Forms (0.05%)
Avery Dennison Corp	1,542	76
Oil — Field Services (2.13%)
Baker Hughes Inc	4,481	307
BJ Services Co	4,242	121
Halliburton Co	12,747	501

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Schlumberger Ltd	17,346	$1,509
Smith International Inc	2,908	187
Transocean Inc	4,602	622
Weatherford International Ltd (b)	4,913	356

		3,603

Oil & Gas Drilling (0.31%)
ENSCO International Inc	2,084	131
Nabors Industries Ltd (a)(b)	4,065	137
Noble Corp	3,891	193
Rowan Cos Inc	1,612	66

		527

Oil Company — Exploration & Production (2.41%)
Anadarko Petroleum Corp	6,779	427
Apache Corp	4,822	583
Chesapeake Energy Corp	6,625	306
Devon Energy Corp	6,436	671
EOG Resources Inc	3,577	429
Noble Energy Inc	2,489	181
Occidental Petroleum Corp	11,913	872
Range Resources Corp	2,171	138
XTO Energy Inc	7,391	457

		4,064

Oil Company — Integrated (7.05%)
Chevron Corp	30,075	2,567
ConocoPhillips	22,614	1,724
Exxon Mobil Corp	77,481	6,553
Hess Corp	4,039	356
Marathon Oil Corp	10,268	468
Murphy Oil Corp	2,748	226

		11,894

Oil Field Machinery & Equipment (0.26%)
Cameron International Corp (b)	3,162	131
National Oilwell Varco Inc (b)	5,170	302

		433

Oil Refining & Marketing (0.31%)
Sunoco Inc	1,703	89
Tesoro Corp	1,993	60
Valero Energy Corp	7,743	380

		529

Paper & Related Products (0.14%)
International Paper Co	6,195	168
MeadWestvaco Corp	2,518	69

		237

Pharmacy Services (0.34%)
Express Scripts Inc (b)	3,661	236

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Pharmacy Services (continued)
Medco Health Solutions Inc (b)	7,588	$332

		568

Photo Equipment & Supplies (0.04%)
Eastman Kodak Co	4,173	74
Pipelines (0.47%)
El Paso Corp	10,149	169
Questar Corp	2,502	142
Spectra Energy Corp	9,161	208
Williams Cos Inc	8,472	279

		798

Printing — Commercial (0.06%)
RR Donnelley & Sons Co	3,112	94
Property & Casualty Insurance (0.54%)
Chubb Corp	5,362	265
Progressive Corp/The	9,824	158
Safeco Corp	1,300	57
Travelers Cos Inc/The	8,984	430

		910

Publishing — Newspapers (0.11%)
Gannett Co Inc	3,328	97
New York Times Co/The (a)	2,082	39
Washington Post Co/The	84	56

		192

Quarrying (0.06%)
Vulcan Materials Co	1,570	104
Real Estate Management & Services (0.03%)
CB Richard Ellis Group Inc (a)(b)	2,517	54
Regional Banks (4.03%)
Bank of America Corp	64,334	2,439
Capital One Financial Corp	5,402	266
Comerica Inc	2,180	77
Fifth Third Bancorp	7,716	161
Huntington Bancshares Inc/OH	5,304	57
Keycorp	5,775	127
National City Corp (a)	9,181	91
PNC Financial Services Group Inc	4,935	324
SunTrust Banks Inc	5,081	280
US Bancorp	25,051	811
Wachovia Corp	28,704	775
Wells Fargo & Co	47,745	1,389

		6,797

REITS — Apartments (0.19%)
Apartment Investment & Management Co	1,329	48
AvalonBay Communities Inc	1,113	107

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Apartments (continued)
Equity Residential	3,905	$162

		317

REITS — Diversified (0.10%)
Vornado Realty Trust	1,955	169
REITS — Healthcare (0.06%)
HCP Inc	3,144	106
REITS — Hotels (0.07%)
Host Hotels & Resorts Inc	7,582	121
REITS — Office Property (0.09%)
Boston Properties Inc	1,730	159
REITS — Regional Malls (0.27%)
General Growth Properties Inc	3,859	147
Simon Property Group Inc	3,230	300

		447

REITS — Shopping Centers (0.13%)
Developers Diversified Realty Corp	1,730	73
Kimco Realty Corp	3,662	143

		216

REITS — Storage (0.10%)
Public Storage	1,804	160
REITS — Warehouse & Industrial (0.13%)
Prologis	3,739	220
Retail — Apparel & Shoe (0.37%)
Abercrombie & Fitch Co	1,248	91
Coach Inc (b)	5,097	154
Gap Inc/The	6,586	130
Jones Apparel Group Inc	1,254	17
Liz Claiborne Inc	1,441	26
Ltd Brands Inc	4,501	77
Nordstrom Inc	2,592	84
Polo Ralph Lauren Corp	853	50

		629

Retail — Auto Parts (0.04%)
Autozone Inc (b)	623	71
Retail — Automobile (0.02%)
AutoNation Inc (a)(b)	1,955	29
Retail — Bedding (0.07%)
Bed Bath & Beyond Inc (b)	3,794	112
Retail — Building Products (0.69%)
Home Depot Inc	24,441	684

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Building Products (continued)
Lowe’s Cos Inc	21,182	$486

		1,170

Retail — Computer Equipment (0.07%)
GameStop Corp (b)	2,331	121
Retail — Consumer Electronics (0.14%)
Best Buy Co Inc	5,103	211
RadioShack Corp (a)	1,899	31

		242

Retail — Discount (1.83%)
Big Lots Inc (a)(b)	1,309	29
Costco Wholesale Corp	6,296	409
Family Dollar Stores Inc	2,035	40
Target Corp	11,857	601
TJX Cos Inc	6,329	209
Wal-Mart Stores Inc	34,219	1,803

		3,091

Retail — Drug Store (0.82%)
CVS Caremark Corp	20,737	840
Walgreen Co	14,357	547

		1,387

Retail — Hypermarkets (0.05%)
SUPERVALU Inc	3,063	92
Retail — Jewelry (0.05%)
Tiffany & Co	1,839	77
Retail — Major Department Store (0.14%)
JC Penney Co Inc	3,211	121
Sears Holdings Corp (a)(b)	1,056	108

		229

Retail — Office Supplies (0.17%)
Office Depot Inc (b)	3,953	44
OfficeMax Inc	1,099	21
Staples Inc	10,152	224

		289

Retail — Regional Department Store (0.21%)
Dillard’s Inc	827	14
Kohl’s Corp (b)	4,543	195
Macy’s Inc	6,271	145

		354

Retail — Restaurants (0.87%)
Darden Restaurants Inc	2,075	68
McDonald’s Corp	16,678	930
Starbucks Corp (b)	10,578	185
Wendy’s International Inc	1,266	29

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Restaurants (continued)
Yum! Brands Inc	6,886	$256

		1,468

Rubber — Tires (0.05%)
Goodyear Tire & Rubber Co/The (b)	3,478	90
Savings & Loans — Thrifts (0.19%)
Hudson City Bancorp Inc	7,507	133
Sovereign Bancorp Inc	5,233	49
Washington Mutual Inc (a)	12,781	131

		313

Schools (0.05%)
Apollo Group Inc (b)	1,989	86
Semiconductor Component — Integrated Circuits (0.13%)
Analog Devices Inc	4,257	126
Linear Technology Corp	3,200	98

		224

Semiconductor Equipment (0.32%)
Applied Materials Inc	19,603	383
Kla-Tencor Corp	2,608	97
Novellus Systems Inc (b)	1,477	31
Teradyne Inc (b)	2,525	31

		542

Steel — Producers (0.30%)
Nucor Corp	4,172	283
United States Steel Corp	1,706	216

		499

Steel — Specialty (0.06%)
Allegheny Technologies Inc	1,462	104
Telecommunication Equipment (0.02%)
Tellabs Inc (b)	5,992	33
Telecommunication Equipment — Fiber Optics (0.37%)
Ciena Corp (a)(b)	1,261	39
Corning Inc	22,801	548
JDS Uniphase Corp (a)(b)	3,257	44

		631

Telecommunication Services (0.05%)
Embarq Corp	2,222	89
Telephone — Integrated (3.21%)
AT&T Inc	87,411	3,348
CenturyTel Inc	1,544	51
Citizens Communications Co	4,747	50
Qwest Communications International Inc (a)	22,267	101
Sprint Nextel Corp	41,259	276
Verizon Communications Inc	41,578	1,515

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (continued)
Windstream Corp	6,575	$79

		5,420

Television (0.13%)
CBS Corp	9,858	218
Therapeutics (0.41%)
Gilead Sciences Inc (b)	13,452	693
Tobacco (1.47%)
Altria Group Inc	30,533	678
Philip Morris International Inc (b)	30,533	1,545
Reynolds American Inc	2,478	146
UST Inc	2,165	118

		2,487

Tools — Hand Held (0.09%)
Black & Decker Corp	882	58
Snap-On Inc	835	43
Stanley Works/The	1,134	54

		155

Toys (0.10%)
Hasbro Inc	2,065	58
Mattel Inc	5,233	104

		162

Transport — Rail (0.88%)
Burlington Northern Santa Fe Corp	4,286	395
CSX Corp	5,842	328
Norfolk Southern Corp	5,450	296
Union Pacific Corp	3,776	473

		1,492

Transport — Services (1.09%)
CH Robinson Worldwide Inc	2,482	135
Expeditors International Washington Inc	3,087	140
FedEx Corp	4,482	415
Ryder System Inc	841	51
United Parcel Service Inc	14,980	1,094

		1,835

Web Portals (1.21%)
Google Inc (b)	3,358	1,479
Yahoo! Inc (b)	19,365	560

		2,039

Wireless Equipment (0.88%)
American Tower Corp (b)	5,862	230
Motorola Inc	32,655	304
Qualcomm Inc	23,350	957

		1,491

TOTAL COMMON STOCKS		$166,488

Schedule of Investments
LargeCap Stock Index Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.12%)
Commercial Paper (1.12%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$944	$944
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	944	944

		1,888

TOTAL SHORT TERM INVESTMENTS		$1,888

REPURCHASE AGREEMENTS (1.40%)
Finance — Investment Banker & Broker (1.40%)
Morgan Stanley Repurchase Agreement; 2.25% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $2,384,000; 0.00% — 8.20%; dated 04/11/08 — 08/06/38) (d)	$2,366	$2,366

TOTAL REPURCHASE AGREEMENTS		$2,366

Total Investments		$170,742
Liabilities in Excess of Other Assets, Net — (1.14)%		(1,931)

TOTAL NET ASSETS — 100.00%		$168,811

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,499 or 0.89% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$38,903
Unrealized Depreciation	(21,924)

Net Unrealized Appreciation (Depreciation)	16,979
Cost for federal income tax purposes	153,763
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S & P500; June 2008	5	$1,658	$1,655	$(3)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.81%
Financial	18.90%
Energy	13.17%
Industrial	12.35%
Communications	10.71%
Technology	10.64%
Consumer, Cyclical	7.51%
Basic Materials	3.50%
Utilities	3.48%
Diversified	0.07%
Liabilities in Excess of Other Assets, Net	(1.14%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.98%
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
LargeCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.65%)
Aerospace & Defense (0.76%)
Northrop Grumman Corp	19,400	$1,510
Auto — Car & Light Trucks (0.56%)
General Motors Corp (a)	58,400	1,113
Auto/Truck Parts & Equipment — Original (0.97%)
Autoliv Inc	15,100	758
BorgWarner Inc	6,800	293
Magna International Inc	12,100	873

		1,924

Beverages — Non-Alcoholic (0.72%)
Coca-Cola Co/The	4,700	286
Pepsi Bottling Group Inc	33,600	1,139

		1,425

Brewery (0.24%)
Molson Coors Brewing Co	9,000	473
Building — Residential & Commercial (0.54%)
Centex Corp	20,600	499
KB Home (a)	20,900	517
Pulte Homes Inc	3,400	49

		1,065

Cellular Telecommunications (0.58%)
Vodafone Group PLC ADR	38,900	1,148
Chemicals — Diversified (2.14%)
Dow Chemical Co/The	58,200	2,145
EI Du Pont de Nemours & Co	44,600	2,085

		4,230

Chemicals — Specialty (0.74%)
Ashland Inc	14,700	695
Lubrizol Corp	14,000	777

		1,472

Commercial Banks (0.45%)
Deutsche Bank AG (a)	7,900	893
Computer Services (0.17%)
Electronic Data Systems Corp	19,800	330
Computers (0.61%)
Dell Inc (b)	29,600	590
International Business Machines Corp	5,300	610

		1,200

Computers — Peripheral Equipment (0.27%)
Lexmark International Inc (b)	17,100	525
Containers — Metal & Glass (1.36%)
Ball Corp	23,400	1,075

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Containers — Metal & Glass (continued)
Owens-Illinois Inc (b)	28,700	$1,620

		2,695

Containers — Paper & Plastic (0.38%)
Sonoco Products Co	26,200	750
Cosmetics & Toiletries (2.63%)
Procter & Gamble Co	74,100	5,192
Distribution & Wholesale (0.51%)
Ingram Micro Inc (b)	34,600	548
Tech Data Corp (b)	13,800	452

		1,000

Diversified Manufacturing Operations (5.56%)
3M Co	7,800	617
General Electric Co	237,300	8,783
SPX Corp	11,500	1,206
Tyco International Ltd	8,750	386

		10,992

Electric — Integrated (1.27%)
CMS Energy Corp	4,500	61
Constellation Energy Group Inc	12,300	1,086
Entergy Corp	12,050	1,314
Wisconsin Energy Corp	1,040	46

		2,507

Electronic Components — Miscellaneous (0.97%)
Flextronics International Ltd (b)	128,910	1,210
Sanmina-SCI Corp (b)	67,100	109
Tyco Electronics Ltd	8,750	300
Vishay Intertechnology Inc (b)	33,000	299

		1,918

Electronic Parts Distribution (1.08%)
Arrow Electronics Inc (b)	28,300	952
Avnet Inc (b)	36,200	1,185

		2,137

Finance — Commercial (0.22%)
CIT Group Inc	37,400	443
Finance — Credit Card (0.74%)
Discover Financial Services	89,900	1,472
Finance — Investment Banker & Broker (6.35%)
Citigroup Inc	163,400	3,500
Goldman Sachs Group Inc/The	2,300	380
JPMorgan Chase & Co	130,200	5,592
Merrill Lynch & Co Inc	22,300	909
Morgan Stanley	47,400	2,166

		12,547

Schedule of Investments
LargeCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Mortgage Loan/Banker (1.66%)
Fannie Mae	69,700	$1,834
Freddie Mac	57,100	1,446

		3,280

Food — Canned (0.15%)
Del Monte Foods Co	30,400	290
Food — Meat Products (0.41%)
Tyson Foods Inc	50,400	804
Food — Miscellaneous/Diversified (1.92%)
ConAgra Foods Inc	33,800	809
General Mills Inc	7,600	455
Kellogg Co	18,600	978
Kraft Foods Inc	14,400	447
Sara Lee Corp	79,400	1,110

		3,799

Food — Retail (1.09%)
Kroger Co/The	37,500	953
Safeway Inc	41,100	1,206

		2,159

Health Care Cost Containment (0.56%)
McKesson Corp	21,200	1,110
Home Decoration Products (0.14%)
Newell Rubbermaid Inc	12,100	277
Leisure & Recreation Products (0.27%)
Brunswick Corp/DE	33,800	540
Life & Health Insurance (0.91%)
Torchmark Corp	10,200	613
Unum Group	54,300	1,195

		1,808

Machinery — Construction & Mining (0.79%)
Caterpillar Inc	14,700	1,151
Terex Corp (b)	6,600	412

		1,563

Medical — Drugs (4.84%)
Merck & Co Inc	47,600	1,806
Pfizer Inc	266,200	5,572
Sanofi-Aventis SA ADR	24,200	908
Schering-Plough Corp	50,300	725
Wyeth	13,500	564

		9,575

Medical — Wholesale Drug Distribution (0.82%)
AmerisourceBergen Corp	13,300	545
Cardinal Health Inc	20,500	1,076

		1,621

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (1.31%)
Covidien Ltd	8,750	$387
Johnson & Johnson	34,000	2,206

		2,593

Metal — Aluminum (1.04%)
Alcoa Inc	57,300	2,066
Multi-Line Insurance (6.68%)
ACE Ltd	26,900	1,481
Allstate Corp/The	38,600	1,855
American International Group Inc	89,500	3,871
Genworth Financial Inc	59,700	1,352
Hartford Financial Services Group Inc	19,500	1,477
MetLife Inc	33,200	2,001
Old Republic International Corp	46,600	602
XL Capital Ltd	19,400	573

		13,212

Multimedia (1.39%)
Time Warner Inc	82,800	1,161
Viacom Inc (b)	33,000	1,307
Walt Disney Co/The	8,800	276

		2,744

Non-Hazardous Waste Disposal (0.49%)
Allied Waste Industries Inc (b)	89,500	968
Oil Company — Exploration & Production (1.22%)
Anadarko Petroleum Corp	31,000	1,954
Occidental Petroleum Corp	6,400	468

		2,422

Oil Company — Integrated (14.87%)
BP PLC ADR	17,200	1,043
Chevron Corp	80,000	6,829
ConocoPhillips	65,000	4,954
Exxon Mobil Corp	149,100	12,611
Marathon Oil Corp	42,000	1,915
Royal Dutch Shell PLC — A shares ADR	13,500	931
Total SA ADR	15,200	1,125

		29,408

Oil Refining & Marketing (0.52%)
Valero Energy Corp	20,800	1,021
Paper & Related Products (0.42%)
International Paper Co	20,900	569
Smurfit-Stone Container Corp (b)	34,200	263

		832

Property & Casualty Insurance (1.78%)
Chubb Corp	10,850	537
Fidelity National Financial Inc	25,300	464
Safeco Corp	13,000	570

Schedule of Investments
LargeCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (continued)
Travelers Cos Inc/The	40,600	$1,943

		3,514

Publishing — Newspapers (0.57%)
Gannett Co Inc	38,600	1,121
Publishing — Periodicals (0.07%)
Idearc Inc (a)	37,900	138
Regional Banks (6.10%)
Bank of America Corp	157,000	5,952
Comerica Inc	22,600	793
Fifth Third Bancorp	22,875	479
Keycorp	30,600	672
National City Corp (a)	30,900	307
SunTrust Banks Inc	13,400	739
US Bancorp	21,300	689
Wachovia Corp	30,000	810
Wells Fargo & Co	55,500	1,615

		12,056

Reinsurance (0.67%)
Everest Re Group Ltd	5,400	483
PartnerRe Ltd	4,700	359
RenaissanceRe Holdings Ltd	9,500	493

		1,335

Rental — Auto & Equipment (0.15%)
Avis Budget Group Inc (b)	27,600	293
Retail — Apparel & Shoe (1.14%)
Gap Inc/The	68,200	1,342
Jones Apparel Group Inc	63,000	846
Ltd Brands Inc	3,470	59

		2,247

Retail — Building Products (0.81%)
Home Depot Inc	57,000	1,594
Retail — Discount (0.60%)
Family Dollar Stores Inc	34,100	665
Wal-Mart Stores Inc	10,000	527

		1,192

Retail — Hypermarkets (0.66%)
SUPERVALU Inc	43,400	1,301
Retail — Office Supplies (0.34%)
Office Depot Inc (b)	61,000	674
Retail — Regional Department Store (0.57%)
Macy’s Inc	48,500	1,118

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Restaurants (0.28%)
McDonald’s Corp	10,000	$558
Savings & Loans — Thrifts (0.21%)
Washington Mutual Inc (a)	39,900	411
Steel — Producers (0.95%)
ArcelorMittal	23,000	1,881
Telephone — Integrated (6.94%)
AT&T Inc	221,600	8,487
Sprint Nextel Corp	164,400	1,100
Verizon Communications Inc	113,400	4,134

		13,721

Television (0.57%)
CBS Corp	50,800	1,122
Tobacco (1.87%)
Altria Group Inc	50,900	1,130
Philip Morris International Inc (b)	50,900	2,575

		3,705

Tools — Hand Held (0.38%)
Black & Decker Corp	11,300	747
Wireless Equipment (0.67%)
Nokia OYJ ADR	41,500	1,321

TOTAL COMMON STOCKS		$191,102

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.76%)
Finance — Investment Banker & Broker (1.76%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $3,523,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (c)	$3,486	$3,486

TOTAL REPURCHASE AGREEMENTS		$3,486

Total Investments		$194,588
Other Assets in Excess of Liabilities, Net — 1.59%		3,138

TOTAL NET ASSETS — 100.00%		$197,726

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
LargeCap Value Account
March 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$24,912
Unrealized Depreciation	(33,844)

Net Unrealized Appreciation (Depreciation)	(8,932)
Cost for federal income tax purposes	203,520
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	27.54%
Consumer, Non-cyclical	16.71%
Energy	16.61%
Industrial	11.77%
Communications	10.78%
Consumer, Cyclical	7.39%
Basic Materials	5.30%
Utilities	1.27%
Technology	1.04%
Other Assets in Excess of Liabilities, Net	1.59%

TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.20%)
Advertising Sales (0.86%)
Lamar Advertising Co (a)(b)	101,362	$3,642
Aerospace & Defense Equipment (1.31%)
Alliant Techsystems Inc (a)(b)	53,296	5,518
Applications Software (1.19%)
Intuit Inc (a)(b)	186,143	5,028
Broadcasting Services & Programming (4.26%)
Discovery Holding Co (b)	408,411	8,666
Liberty Global Inc — A Shares (a)(b)	81,635	2,782
Liberty Global Inc — B Shares (a)(b)	164,532	5,344
Liberty Media Corp — Capital Series A (b)	76,469	1,204

		17,996

Building & Construction Products — Miscellaneous (0.20%)
USG Corp (a)(b)	22,773	839
Building Products — Cement & Aggregate (1.19%)
Cemex SAB de CV ADR	192,180	5,020
Cable TV (3.14%)
Comcast Corp	335,566	6,366
DISH Network Corp (b)	239,140	6,870

		13,236

Casino Services (0.27%)
International Game Technology	28,012	1,126
Commercial Services (2.10%)
ChoicePoint Inc (a)(b)	32,912	1,567
Iron Mountain Inc (b)	275,949	7,296

		8,863

Commercial Services — Finance (2.88%)
Automatic Data Processing Inc	91,207	3,866
Paychex Inc	64,946	2,225
Western Union Co/The	285,753	6,078

		12,169

Consulting Services (1.07%)
SAIC Inc (a)(b)	243,286	4,523
Data Processing & Management (1.25%)
Broadridge Financial Solutions Inc	47,330	833
Fidelity National Information Services	106,918	4,078
SEI Investments Co	15,375	379

		5,290

Dental Supplies & Equipment (1.60%)
Dentsply International Inc	175,054	6,757

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (0.20%)
Fastenal Co	18,390	$845
Diversified Manufacturing Operations (0.91%)
Dover Corp	38,579	1,612
Tyco International Ltd	50,268	2,214

		3,826

Diversified Operations (1.42%)
Onex Corp (b)	207,171	5,990
E-Commerce — Services (0.67%)
Liberty Media Corp — Interactive (b)	175,693	2,836
Electric — Distribution (0.05%)
Brookfield Infrastructure Partners LP (a)	11,920	202
Electric — Generation (1.23%)
AES Corp/The (b)	311,006	5,184
Electric — Integrated (1.06%)
Ameren Corp	62,033	2,732
SCANA Corp	47,177	1,726

		4,458

Electronic Components — Miscellaneous (1.29%)
Gentex Corp	317,070	5,438
Electronic Components — Semiconductors (0.16%)
Microchip Technology Inc	20,769	680
Energy — Alternate Sources (2.59%)
Covanta Holding Corp (b)	398,076	10,947
Finance — Credit Card (0.59%)
American Express Co	56,770	2,482
Food — Wholesale & Distribution (1.63%)
Sysco Corp	236,934	6,876
Forestry (1.28%)
Weyerhaeuser Co	82,944	5,395
Gold Mining (1.98%)
Newmont Mining Corp	184,017	8,336
Independent Power Producer (0.25%)
Calpine Corp (b)	57,142	1,053
Dynegy Inc (b)	3	—

		1,053

Insurance Brokers (1.91%)
Aon Corp	68,013	2,734
Brown & Brown Inc	145,372	2,526

Schedule of Investments
MidCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos Inc	115,802	$2,820

		8,080

Investment Companies (0.28%)
RHJ International (b)	107,115	1,189
Investment Management & Advisory Services (1.05%)
Legg Mason Inc	78,858	4,414
Life & Health Insurance (2.30%)
Aflac Inc	149,166	9,688
Linen Supply & Related Items (2.57%)
Cintas Corp	379,330	10,826
Machinery — Print Trade (0.44%)
Zebra Technologies Corp (b)	56,357	1,878
Medical — Drugs (1.22%)
Valeant Pharmaceuticals International (a)(b)	401,502	5,151
Medical — HMO (1.78%)
Coventry Health Care Inc (b)	186,183	7,512
Medical — Outpatient & Home Medical Care (1.23%)
Lincare Holdings Inc (a)(b)	184,899	5,198
Medical Instruments (2.11%)
St Jude Medical Inc (b)	205,770	8,887
Medical Laboratory & Testing Service (2.43%)
Laboratory Corp of America Holdings (a)(b)	138,892	10,234
Medical Products (1.31%)
Covidien Ltd	124,748	5,520
Multi-Line Insurance (2.30%)
Loews Corp	240,946	9,691
Multimedia (1.64%)
Liberty Media Corp — Entertainment (b)	305,876	6,925
Office Automation & Equipment (0.29%)
Pitney Bowes Inc	34,720	1,216
Oil — Field Services (2.02%)
Weatherford International Ltd (b)	117,738	8,532
Oil & Gas Drilling (1.63%)
Nabors Industries Ltd (a)(b)	203,439	6,870
Oil Company — Exploration & Production (7.42%)
Cimarex Energy Co	169,508	9,279
Encore Acquisition Co (b)	216,054	8,703

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
EOG Resources Inc	31,027	$3,723
Rosetta Resources Inc (a)(b)	149,232	2,935
XTO Energy Inc	107,577	6,655

		31,295

Pipelines (7.60%)
Equitable Resources Inc	150,490	8,864
National Fuel Gas Co	47,936	2,263
Questar Corp	144,711	8,185
Spectra Energy Corp	258,064	5,871
Williams Cos Inc	209,109	6,896

		32,079

Precious Metals (0.89%)
Franco-Nevada Corp	191,338	3,775
Property & Casualty Insurance (4.47%)
Fidelity National Financial Inc	127,458	2,336
Markel Corp (b)	17,285	7,605
Mercury General Corp	117,717	5,216
White Mountains Insurance Group Ltd	7,745	3,718

		18,875

Publishing — Newspapers (1.61%)
Washington Post Co/The	10,296	6,811
Real Estate Operator & Developer (3.32%)
Brookfield Asset Management Inc	310,235	8,323
Forest City Enterprises Inc	154,206	5,675

		13,998

Reinsurance (1.61%)
Everest Re Group Ltd	75,965	6,801
Retail — Auto Parts (1.95%)
O’Reilly Automotive Inc (a)(b)	288,183	8,219
Retail — Automobile (0.16%)
Carmax Inc (a)(b)	35,197	684
Retail — Discount (0.69%)
TJX Cos Inc	87,531	2,895
Retail — Restaurants (0.57%)
Yum! Brands Inc	64,699	2,407
Satellite Telecommunications (0.33%)
EchoStar Holding Corp (b)	47,326	1,398
Telephone — Integrated (1.03%)
Telephone & Data Systems Inc	116,357	4,340

Schedule of Investments
MidCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Textile — Home Furnishings (0.79%)
Mohawk Industries Inc (a)(b)	46,636	$3,340
Transport — Truck (0.27%)
Heartland Express Inc (a)	78,701	1,122
Wireless Equipment (1.35%)
American Tower Corp (b)	145,409	5,701

TOTAL COMMON STOCKS		$410,106

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.81%)
Commercial Paper (1.81%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$3,826	$3,826
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	3,826	3,826

		7,652

TOTAL SHORT TERM INVESTMENTS		$7,652

REPURCHASE AGREEMENTS (6.29%)
Finance — Investment Banker & Broker (6.29%)
Morgan Stanley Repurchase Agreement; 2.25% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $26,750,000; 0.00% — 8.20%; dated 04/11/08 — 08/06/38) (c)	$26,553	$26,551

TOTAL REPURCHASE AGREEMENTS		$26,551

Total Investments		$444,309
Liabilities in Excess of Other Assets, Net — (5.30)%		(22,381)

TOTAL NET ASSETS — 100.00%		$421,928

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$75,865
Unrealized Depreciation	(37,106)

Net Unrealized Appreciation (Depreciation)	38,759
Cost for federal income tax purposes	405,550
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	25.93%
Energy	21.27%
Consumer, Non-cyclical	19.36%
Communications	14.90%
Consumer, Cyclical	7.19%
Industrial	5.60%
Basic Materials	4.15%
Technology	2.90%
Utilities	2.58%
Diversified	1.42%
Liabilities in Excess of Other Assets, Net	(5.30%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.51%)
Aerospace & Defense (0.95%)
Rockwell Collins Inc	11,400	$652
Aerospace & Defense Equipment (0.70%)
Goodrich Corp	8,400	483
Agricultural Chemicals (0.61%)
CF Industries Holdings Inc	950	99
Mosaic Co/The (a)	3,150	323

		422

Applications Software (0.68%)
Citrix Systems Inc (a)	10,700	314
Quest Software Inc (a)(b)	12,050	157

		471

Auction House & Art Dealer (0.33%)
Sotheby’s	7,900	228
Beverages — Non-Alcoholic (0.25%)
Hansen Natural Corp (a)	4,900	173
Building — Heavy Construction (0.28%)
Perini Corp (a)	5,250	190
Building — Residential & Commercial (0.69%)
NVR Inc (a)(b)	800	478
Cable TV (0.89%)
DISH Network Corp (a)	21,350	613
Casino Hotels (0.73%)
Wynn Resorts Ltd	5,000	503
Casino Services (1.21%)
International Game Technology	20,750	834
Cellular Telecommunications (0.36%)
Millicom International Cellular SA (a)	2,650	251
Chemicals — Specialty (1.16%)
Lubrizol Corp	5,800	322
Sigma-Aldrich Corp	3,350	200
Terra Industries Inc (a)(b)	7,800	277

		799

Coal (0.47%)
Massey Energy Co	8,950	327
Commercial Services (0.81%)
Weight Watchers International Inc	12,100	561
Commercial Services — Finance (2.82%)
H&R Block Inc	15,100	313
Mastercard Inc	5,000	1,115

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Services — Finance (continued)
Total System Services Inc	14,250	$337
Western Union Co/The	8,400	179

		1,944

Computer Services (1.43%)
Cognizant Technology Solutions Corp (a)	19,450	561
DST Systems Inc (a)(b)	6,450	424

		985

Computers — Integrated Systems (0.70%)
NCR Corp (a)	21,200	484
Computers — Memory Devices (0.24%)
Western Digital Corp (a)(b)	6,050	164
Consulting Services (1.56%)
Huron Consulting Group Inc (a)	4,800	199
SAIC Inc (a)	23,400	435
Watson Wyatt Worldwide Inc	7,750	440

		1,074

Containers — Metal & Glass (1.06%)
Owens-Illinois Inc (a)	12,900	728
Cosmetics & Toiletries (1.46%)
Avon Products Inc	25,450	1,006
Data Processing & Management (0.67%)
Fidelity National Information Services	12,050	460
Disposable Medical Products (0.36%)
CR Bard Inc	2,600	251
Distribution & Wholesale (0.30%)
United Stationers Inc (a)	4,350	207
Diversified Manufacturing Operations (3.86%)
Cooper Industries Ltd	4,200	169
Eaton Corp	5,250	418
Harsco Corp	9,400	521
Parker Hannifin Corp	7,275	504
SPX Corp	3,500	367
Tyco International Ltd	15,400	678

		2,657

E-Commerce — Services (0.89%)
NetFlix Inc (a)(b)	6,650	230
Priceline.com Inc (a)(b)	3,150	381

		611

Electric — Integrated (1.91%)
Constellation Energy Group Inc	9,850	869
Edison International	9,050	444

		1,313

Schedule of Investments
MidCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric Products — Miscellaneous (0.18%)
GrafTech International Ltd (a)	7,500	$122
Electronic Components — Miscellaneous (0.32%)
Gentex Corp	12,700	218
Electronic Components — Semiconductors (2.95%)
Intersil Corp	12,300	316
MEMC Electronic Materials Inc (a)	10,700	759
Microchip Technology Inc	14,700	481
Nvidia Corp (a)	23,975	474

		2,030

Electronic Design Automation (0.58%)
Synopsys Inc (a)	17,650	401
Electronic Measurement Instruments (0.70%)
Agilent Technologies Inc (a)	16,050	479
Energy — Alternate Sources (0.25%)
First Solar Inc (a)	750	173
Engineering — Research & Development Services (2.82%)
EMCOR Group Inc (a)	6,650	148
Jacobs Engineering Group Inc (a)	9,150	673
KBR Inc	8,650	240
McDermott International Inc (a)	16,050	880

		1,941

Engines — Internal Combustion (0.79%)
Cummins Inc	11,600	543
Enterprise Software & Services (1.90%)
BMC Software Inc (a)	16,750	545
CA Inc	19,550	440
Sybase Inc (a)(b)	12,250	322

		1,307

Fiduciary Banks (0.90%)
Northern Trust Corp	9,350	621
Finance — Investment Banker & Broker (1.07%)
Lazard Ltd	7,800	298
TD Ameritrade Holding Corp (a)	26,600	439

		737

Finance — Other Services (1.56%)
IntercontinentalExchange Inc (a)	5,000	653
Nasdaq OMX Group, Inc (a)	10,900	421

		1,074

Food — Meat Products (0.60%)
Hormel Foods Corp	9,850	410
Food — Miscellaneous/Diversified (1.52%)
ConAgra Foods Inc	12,850	308

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (continued)
HJ Heinz Co	10,050	$472
McCormick & Co Inc/MD	7,300	270

		1,050

Footwear & Related Apparel (0.36%)
Deckers Outdoor Corp (a)	2,300	248
Gas — Distribution (0.43%)
Sempra Energy	5,500	293
Hazardous Waste Disposal (0.43%)
Stericycle Inc (a)	5,750	296
Hotels & Motels (1.35%)
Choice Hotels International Inc	15,350	524
Starwood Hotels & Resorts Worldwide Inc	7,850	406

		930

Human Resources (0.27%)
Hewitt Associates Inc (a)	4,600	183
Independent Power Producer (0.95%)
Mirant Corp (a)	18,000	655
Industrial Audio & Video Products (0.36%)
Dolby Laboratories Inc (a)	6,900	250
Industrial Automation & Robots (0.59%)
Rockwell Automation Inc/DE	7,050	405
Industrial Gases (0.73%)
Airgas Inc	11,050	502
Instruments — Controls (0.79%)
Mettler Toledo International Inc (a)	5,600	544
Instruments — Scientific (0.49%)
Applera Corp — Applied Biosystems Group	10,300	338
Internet Infrastructure Software (0.47%)
Akamai Technologies Inc (a)(b)	11,550	325
Internet Security (0.92%)
McAfee Inc (a)	19,250	637
Investment Management & Advisory Services (0.52%)
Federated Investors Inc	9,200	360
Life & Health Insurance (0.69%)
Cigna Corp	11,700	475
Machinery — Construction & Mining (0.89%)
Joy Global Inc	6,900	449

Schedule of Investments
MidCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — Construction & Mining (continued)
Terex Corp (a)	2,650	$166

		615

Machinery — General Industry (0.27%)
Manitowoc Co Inc/The	4,550	186
Machinery — Pumps (0.34%)
Flowserve Corp	2,250	235
Medical — Biomedical/Gene (0.55%)
Invitrogen Corp (a)	4,400	376
Medical — Drugs (2.40%)
Endo Pharmaceuticals Holdings Inc (a)	15,500	371
Forest Laboratories Inc (a)	16,700	668
King Pharmaceuticals Inc (a)	26,650	232
OSI Pharmaceuticals Inc (a)(b)	10,250	383

		1,654

Medical — HMO (2.34%)
Centene Corp (a)	9,100	127
Coventry Health Care Inc (a)	10,750	434
Health Net Inc (a)	9,750	300
Humana Inc (a)	16,800	754

		1,615

Medical — Outpatient & Home Medical Care (0.28%)
Apria Healthcare Group Inc (a)	9,900	196
Medical — Wholesale Drug Distribution (0.44%)
AmerisourceBergen Corp	7,450	305
Medical Instruments (2.16%)
Edwards Lifesciences Corp (a)	8,100	361
Intuitive Surgical Inc (a)	1,200	389
St Jude Medical Inc (a)	17,100	739

		1,489

Medical Laboratory & Testing Service (0.67%)
Laboratory Corp of America Holdings (a)	6,250	461
Medical Products (1.09%)
Henry Schein Inc (a)	8,100	465
Zimmer Holdings Inc (a)	3,700	288

		753

Metal — Iron (0.27%)
Cleveland-Cliffs Inc	1,550	186
Metal Processors & Fabrication (0.80%)
Precision Castparts Corp	5,400	551
Motorcycle/Motor Scooter (0.48%)
Harley-Davidson Inc	8,850	332

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Office Automation & Equipment (0.36%)
Xerox Corp	16,600	$249
Oil & Gas Drilling (2.52%)
ENSCO International Inc	12,400	777
Noble Corp	19,250	956

		1,733

Oil Company — Exploration & Production (3.57%)
Chesapeake Energy Corp	9,750	450
Cimarex Energy Co	10,400	569
Denbury Resources Inc (a)	12,250	350
Noble Energy Inc	7,750	564
Unit Corp (a)	9,350	530

		2,463

Oil Field Machinery & Equipment (1.88%)
FMC Technologies Inc (a)	5,000	284
National Oilwell Varco Inc (a)	17,300	1,010

		1,294

Oil Refining & Marketing (1.19%)
Frontier Oil Corp	5,600	153
Holly Corp	5,800	252
Sunoco Inc	2,850	149
Tesoro Corp	8,750	262

		816

Publishing — Newspapers (0.29%)
Washington Post Co/The	300	198
Quarrying (0.27%)
Compass Minerals International Inc	3,100	183
Reinsurance (0.33%)
Endurance Specialty Holdings Ltd	6,200	227
REITS — Regional Malls (0.32%)
Taubman Centers Inc	4,200	219
REITS — Warehouse & Industrial (1.18%)
Prologis	13,750	809
Rental — Auto & Equipment (0.70%)
Rent-A-Center Inc/TX (a)	26,350	484
Retail — Apparel & Shoe (2.52%)
American Eagle Outfitters Inc	15,650	274
Buckle Inc/The	8,750	391
Coach Inc (a)	25,200	760
Gymboree Corp (a)	3,200	128
Urban Outfitters Inc (a)	5,750	180

		1,733

Schedule of Investments
MidCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Auto Parts (0.79%)
Autozone Inc (a)	4,800	$546
Retail — Computer Equipment (0.61%)
GameStop Corp (a)	8,150	421
Retail — Discount (1.24%)
Dollar Tree Inc (a)	6,500	179
TJX Cos Inc	20,400	675

		854

Retail — Restaurants (1.92%)
CEC Entertainment Inc (a)	14,200	410
Yum! Brands Inc	24,600	915

		1,325

Schools (0.31%)
Apollo Group Inc (a)	4,950	214
Semiconductor Component — Integrated Circuits (2.09%)
Analog Devices Inc	11,550	341
Emulex Corp (a)	11,000	179
Integrated Device Technology Inc (a)	28,800	257
Linear Technology Corp	21,650	664

		1,441

Semiconductor Equipment (0.79%)
Lam Research Corp (a)	14,200	543
Steel — Producers (1.79%)
AK Steel Holding Corp	11,300	615
Steel Dynamics Inc	18,800	621

		1,236

Telecommunication Equipment (0.73%)
Adtran Inc	15,900	294
Tellabs Inc (a)	38,350	209

		503

Telecommunication Services (0.36%)
Virgin Media Inc	17,500	246
Telephone — Integrated (0.68%)
Windstream Corp	39,200	468
Therapeutics (0.89%)
Warner Chilcott Ltd (a)	34,200	616
Tobacco (0.36%)
Reynolds American Inc	4,250	251
Toys (1.26%)
Hasbro Inc	6,650	185
Marvel Entertainment Inc (a)(b)	25,450	682

		867

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Marine (1.50%)
Kirby Corp (a)	10,550	$601
Tidewater Inc	7,850	433

		1,034

Transport — Rail (0.79%)
CSX Corp	9,750	547
Transport — Services (0.54%)
Ryder System Inc	6,050	369
Vitamins & Nutrition Products (0.52%)
Herbalife Ltd	7,600	361
Wireless Equipment (1.36%)
American Tower Corp (a)	12,850	504
SBA Communications Corp (a)(b)	14,500	432

		936

TOTAL COMMON STOCKS		$68,556

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (4.08%)
Finance — Investment Banker & Broker (4.08%)
Morgan Stanley Repurchase Agreement; 2.25% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $2,833,000; 0.00% — 8.20%; dated 04/11/08 — 08/06/38) (c)	$2,812	$2,812

TOTAL REPURCHASE AGREEMENTS		$2,812

Total Investments		$71,368
Liabilities in Excess of Other Assets, Net — (3.59)%		(2,470)

TOTAL NET ASSETS — 100.00%		$68,898

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$5,227
Unrealized Depreciation	(5,433)

Net Unrealized Appreciation (Depreciation)	(206)
Cost for federal income tax purposes	71,574
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
MidCap Growth Account
March 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	22.72%
Industrial	19.42%
Consumer, Cyclical	13.47%
Technology	12.39%
Financial	10.65%
Energy	9.88%
Communications	6.95%
Basic Materials	4.83%
Utilities	3.28%
Liabilities in Excess of Other Assets, Net	(3.59%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap Stock Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.98%)
Airlines (2.87%)
AMR Corp (a)	79,300	$715
Continental Airlines Inc (a)	55,900	1,075

		1,790

Auto/Truck Parts & Equipment — Original (2.53%)
Magna International Inc	21,900	1,580
Chemicals — Specialty (6.30%)
Cabot Corp	61,100	1,711
Lubrizol Corp	26,000	1,443
OM Group Inc (a)	14,300	780

		3,934

Coatings & Paint (1.45%)
Valspar Corp (b)	45,600	905
Commercial Banks (2.15%)
Cullen/Frost Bankers Inc	12,100	642
TCF Financial Corp	39,200	702

		1,344

Commercial Services (2.59%)
Weight Watchers International Inc	34,900	1,617
Computers — Integrated Systems (0.79%)
Diebold Inc	13,200	496
Computers — Memory Devices (1.77%)
NetApp Inc (a)	55,000	1,103
Computers — Peripheral Equipment (0.79%)
Electronics for Imaging (a)	32,900	491
Cosmetics & Toiletries (2.07%)
Estee Lauder Cos Inc/The	28,200	1,293
Data Processing & Management (2.48%)
Fidelity National Information Services	40,653	1,550
Diversified Manufacturing Operations (1.94%)
Teleflex Inc	25,443	1,214
Electric — Integrated (6.65%)
DTE Energy Co	34,900	1,357
Pinnacle West Capital Corp	38,600	1,354
Wisconsin Energy Corp	32,800	1,443

		4,154

Electronic Components — Semiconductors (3.08%)
Microchip Technology Inc	58,750	1,923
Electronic Parts Distribution (2.47%)
Arrow Electronics Inc (a)	45,800	1,541

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Enterprise Software & Services (2.43%)
BMC Software Inc (a)	46,700	$1,519
Food — Dairy Products (0.73%)
Dean Foods Co	22,600	454
Machinery Tools & Related Products (3.01%)
Lincoln Electric Holdings Inc	29,100	1,877
Medical — Generic Drugs (1.88%)
Mylan Inc (b)	101,325	1,175
Medical — Hospitals (2.63%)
Universal Health Services Inc	30,600	1,643
Medical — Wholesale Drug Distribution (0.58%)
AmerisourceBergen Corp	8,900	365
Medical Information Systems (1.94%)
IMS Health Inc	57,502	1,208
Medical Instruments (1.17%)
Edwards Lifesciences Corp (a)	16,400	731
Medical Laboratory & Testing Service (2.56%)
Covance Inc (a)	19,300	1,601
Multi-Line Insurance (1.54%)
HCC Insurance Holdings Inc	42,411	962
Non-Hazardous Waste Disposal (3.82%)
Allied Waste Industries Inc (a)	58,800	636
Republic Services Inc	59,900	1,751

		2,387

Office Furnishings — Original (2.19%)
HNI Corp (b)	50,900	1,369
Oil & Gas Drilling (2.74%)
Nabors Industries Ltd (a)	50,700	1,712
Oil Company — Exploration & Production (4.30%)
Cimarex Energy Co	24,500	1,341
Noble Energy Inc	18,500	1,347

		2,688

Property & Casualty Insurance (2.50%)
Fidelity National Financial Inc	85,326	1,564
Reinsurance (2.10%)
Max Capital Group Ltd	50,100	1,312
REITS — Office Property (2.29%)
Alexandria Real Estate Equities Inc (b)	15,400	1,428

Schedule of Investments
MidCap Stock Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Regional Malls (1.20%)
General Growth Properties Inc	19,700	$752
Rental — Auto & Equipment (1.64%)
Aaron Rents Inc	47,496	1,023
Retail — Apparel & Shoe (1.71%)
J Crew Group Inc (a)	14,000	618
Nordstrom Inc	13,700	447

		1,065

Retail — Jewelry (2.94%)
Tiffany & Co	43,900	1,837
Retail — Restaurants (0.79%)
Papa John’s International Inc (a)	20,400	494
Savings & Loans — Thrifts (2.84%)
Washington Federal Inc (b)	77,550	1,771
Toys (2.87%)
Mattel Inc	90,200	1,795
Transport — Marine (2.65%)
Tidewater Inc	30,000	1,653

TOTAL COMMON STOCKS		$59,320

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (11.83%)
Finance — Investment Banker & Broker (6.78%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $4,277,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (c)	$4,232	$4,232
Money Center Banks (5.05%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.15% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $1,626,000; 0.00% — 2.53%; dated 06/13/08 — 12/11/08)	1,579	1,578

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.25% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $1,626,000; 0.00% — 6.00%; dated 01/05/09 — 01/15/28)	$1,579	$1,579

		3,157

TOTAL REPURCHASE AGREEMENTS		$7,389

Total Investments		$66,709
Liabilities in Excess of Other Assets, Net — (6.81)%		(4,254)

TOTAL NET ASSETS — 100.00%		$62,455

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$15,065
Unrealized Depreciation	(2,572)

Net Unrealized Appreciation (Depreciation)	12,493
Cost for federal income tax purposes	54,216
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.46%
Consumer, Cyclical	15.90%
Consumer, Non-cyclical	15.85%
Industrial	13.89%
Technology	13.27%
Basic Materials	7.75%
Energy	7.04%
Utilities	6.65%
Liabilities in Excess of Other Assets, Net	(6.81%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.99%)
Aerospace & Defense (0.24%)
Empresa Brasileira de Aeronautica SA ADR	2,367	$94
Spirit Aerosystems Holdings Inc (a)	10,100	224

		318

Agricultural Operations (0.50%)
Bunge Ltd (b)	7,500	652
Airlines (0.58%)
Alaska Air Group Inc (a)	6,000	118
Northwest Airlines Corp (a)	58,000	521
Skywest Inc	5,500	116

		755

Appliances (0.64%)
Whirlpool Corp	9,628	835
Auto/Truck Parts & Equipment — Original (1.55%)
Autoliv Inc	13,700	688
TRW Automotive Holdings Corp (a)	26,600	622
WABCO Holdings Inc	15,700	716

		2,026

Beverages — Non-Alcoholic (0.58%)
Pepsi Bottling Group Inc	22,200	753
Beverages — Wine & Spirits (0.63%)
Constellation Brands Inc (a)(b)	46,372	819
Building — Heavy Construction (0.89%)
Chicago Bridge & Iron Co NV	22,510	883
Granite Construction Inc	7,700	252
Perini Corp (a)	700	25

		1,160

Building — Residential & Commercial (1.39%)
DR Horton Inc	51,100	805
NVR Inc (a)(b)	1,689	1,009

		1,814

Building & Construction Products — Miscellaneous (0.36%)
Owens Corning Inc (a)	25,800	468
Chemicals — Diversified (0.62%)
PPG Industries Inc	13,400	811
Chemicals — Specialty (1.48%)
Ashland Inc	16,200	766
Eastman Chemical Co	12,700	793
Lubrizol Corp	6,700	372

		1,931

Commercial Banks (2.47%)
City National Corp/CA	3,600	178
Colonial BancGroup Inc/The (b)	53,700	517

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
M&T Bank Corp	2,500	$201
UnionBanCal Corp	12,900	633
United Bankshares Inc	8,900	237
Webster Financial Corp	21,300	594
Zions Bancorporation	19,100	870

		3,230

Commercial Services (0.70%)
Convergys Corp (a)	34,200	515
PHH Corp (a)	22,800	397

		912

Computer Services (1.88%)
Affiliated Computer Services Inc (a)	19,600	982
Computer Sciences Corp (a)	5,100	208
Electronic Data Systems Corp	45,200	753
Unisys Corp (a)	116,000	514

		2,457

Computers — Integrated Systems (0.30%)
Teradata Corp (a)	17,700	390
Computers — Memory Devices (0.69%)
Western Digital Corp (a)	33,300	900
Containers — Paper & Plastic (0.24%)
Sonoco Products Co	11,200	321
Distribution & Wholesale (0.40%)
Ingram Micro Inc (a)	32,900	521
Diversified Manufacturing Operations (1.76%)
Eaton Corp	23,070	1,838
SPX Corp	1,700	178
Teleflex Inc	6,100	291

		2,307

Diversified Minerals (0.54%)
Teck Cominco Ltd	17,300	709
Electric — Integrated (10.61%)
Alliant Energy Corp	21,700	760
American Electric Power Co Inc	33,500	1,395
Consolidated Edison Inc	20,400	810
Constellation Energy Group Inc	12,200	1,077
DPL Inc	40,459	1,037
Edison International	29,267	1,435
Entergy Corp	5,100	556
FirstEnergy Corp	16,000	1,098
MDU Resources Group Inc	32,400	796
Northeast Utilities	32,200	790
PG&E Corp	22,200	817
Pinnacle West Capital Corp	21,248	745

Schedule of Investments
MidCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
Portland General Electric Co	21,000	$474
PPL Corp	20,800	955
Wisconsin Energy Corp	7,300	321
Xcel Energy Inc	40,500	808

		13,874

Electric Products — Miscellaneous (0.48%)
Molex Inc	26,900	623
Electronic Components — Miscellaneous (0.64%)
Sanmina-SCI Corp (a)	189,500	307
Vishay Intertechnology Inc (a)	58,200	527

		834

Electronic Components — Semiconductors (0.76%)
International Rectifier Corp (a)	23,498	505
Micron Technology Inc (a)	82,200	491

		996

Electronic Design Automation (0.29%)
Cadence Design Systems Inc (a)	35,700	381
Electronic Parts Distribution (0.56%)
Avnet Inc (a)	22,400	733
Electronics — Military (0.21%)
L-3 Communications Holdings Inc	2,500	273
Engineering — Research & Development Services (2.00%)
EMCOR Group Inc (a)	22,100	491
KBR Inc	26,000	721
McDermott International Inc (a)	11,600	636
Shaw Group Inc/The (a)	2,400	113
URS Corp (a)	20,000	654

		2,615

Entertainment Software (0.27%)
Take-Two Interactive Software Inc (a)	13,700	350
Fiduciary Banks (0.67%)
Northern Trust Corp	13,100	871
Finance — Investment Banker & Broker (1.44%)
Bear Stearns Cos Inc/The (b)	7,307	77
Jefferies Group Inc	53,900	869
Morgan Stanley	20,600	941

		1,887

Food — Meat Products (0.75%)
Hormel Foods Corp	6,200	258
Smithfield Foods Inc (a)(b)	27,900	719

		977

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (0.77%)
ConAgra Foods Inc	42,200	$1,011
Food — Retail (0.97%)
Safeway Inc	43,200	1,268
Gas — Distribution (1.16%)
Atmos Energy Corp	26,300	671
Energen Corp	6,200	386
NiSource Inc	5,800	100
Southwest Gas Corp	12,800	358

		1,515

Independent Power Producer (1.46%)
Dynegy Inc (a)	69,800	551
Mirant Corp (a)	14,061	511
NRG Energy Inc (a)	21,744	848

		1,910

Internet Security (0.13%)
Check Point Software Technologies Ltd (a)	7,632	171
Investment Management & Advisory Services (1.02%)
Invesco Ltd	8,400	205
Legg Mason Inc	16,900	946
Waddell & Reed Financial Inc	5,900	189

		1,340

Leisure & Recreation Products (0.36%)
Brunswick Corp/DE	29,300	468
Life & Health Insurance (1.79%)
Cigna Corp	13,900	564
Phoenix Cos Inc/The	5,900	72
Protective Life Corp	11,900	483
Reinsurance Group of America Inc	2,600	141
StanCorp Financial Group Inc	22,600	1,078

		2,338

Machinery — Construction & Mining (1.05%)
Joy Global Inc	383	25
Terex Corp (a)	21,640	1,352

		1,377

Machinery — General Industry (0.48%)
Gardner Denver Inc (a)	16,900	627
Machinery — Pumps (0.43%)
Flowserve Corp	5,400	564
Medical — Drugs (1.04%)
Endo Pharmaceuticals Holdings Inc (a)(b)	18,200	436
King Pharmaceuticals Inc (a)	76,500	666
Shire PLC ADR	4,423	256

		1,358

Schedule of Investments
MidCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — HMO (0.90%)
Aetna Inc	12,126	$510
AMERIGROUP Corp (a)	10,000	273
Coventry Health Care Inc (a)	6,185	250
Molina Healthcare Inc (a)(b)	6,100	149

		1,182

Medical — Hospitals (0.58%)
Universal Health Services Inc	14,100	757
Medical Products (0.16%)
Covidien Ltd	4,600	204
Metal — Diversified (0.97%)
Freeport-McMoRan Copper & Gold Inc	13,200	1,270
Metal — Iron (0.68%)
Cleveland-Cliffs Inc	7,400	887
Metal Processors & Fabrication (1.11%)
Commercial Metals Co	24,400	731
Timken Co	24,100	716

		1,447

Motorcycle/Motor Scooter (0.48%)
Harley-Davidson Inc	16,604	623
Multi-Line Insurance (3.76%)
American Financial Group Inc/OH	25,200	644
Assurant Inc	19,900	1,211
Cincinnati Financial Corp	25,400	966
CNA Financial Corp	23,900	616
Hanover Insurance Group Inc/The	15,400	634
HCC Insurance Holdings Inc	2,600	59
XL Capital Ltd	26,500	783

		4,913

Multimedia (0.54%)
McGraw-Hill Cos Inc/The	19,200	709
Office Furnishings — Original (0.18%)
Steelcase Inc	20,900	231
Oil — Field Services (0.78%)
Oceaneering International Inc (a)	11,300	712
SEACOR Holdings Inc (a)	3,629	310

		1,022

Oil & Gas Drilling (1.44%)
Noble Corp (b)	15,600	775
Patterson-UTI Energy Inc	42,300	1,107

		1,882

Oil Company — Exploration & Production (3.67%)
Canadian Natural Resources Ltd	7,784	531

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
Denbury Resources Inc (a)	22,914	$654
Southwestern Energy Co (a)	12,854	433
St Mary Land & Exploration Co	14,200	547
Stone Energy Corp (a)	6,300	330
Talisman Energy Inc	25,619	453
Unit Corp (a)	12,500	708
W&T Offshore Inc	11,200	382
Whiting Petroleum Corp (a)	7,100	459
XTO Energy Inc	4,786	296

		4,793

Oil Company — Integrated (2.44%)
Hess Corp	20,500	1,808
Murphy Oil Corp	16,800	1,380

		3,188

Oil Field Machinery & Equipment (0.75%)
National Oilwell Varco Inc (a)	16,700	975
Oil Refining & Marketing (0.39%)
Sunoco Inc	9,720	510
Paper & Related Products (1.21%)
Domtar Corp (a)	104,600	714
Rayonier Inc	18,500	804
Rock-Tenn Co	2,100	63

		1,581

Pipelines (1.31%)
Oneok Inc	17,700	790
Spectra Energy Corp	40,700	926

		1,716

Printing — Commercial (0.41%)
RR Donnelley & Sons Co	17,600	533
Property & Casualty Insurance (2.10%)
Arch Capital Group Ltd (a)	12,000	824
Markel Corp (a)	700	308
OneBeacon Insurance Group Ltd	7,400	141
WR Berkley Corp	53,100	1,470

		2,743

Publishing — Books (0.24%)
Scholastic Corp (a)	10,500	318
Publishing — Newspapers (0.51%)
Washington Post Co/The	1,000	661
Racetracks (0.25%)
International Speedway Corp	8,100	334

Schedule of Investments
MidCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (1.14%)
Huntington Bancshares Inc/OH	49,600	$533
Keycorp	43,400	953

		1,486

Reinsurance (2.54%)
Allied World Assurance Co Holdings Ltd	5,200	206
Axis Capital Holdings Ltd	24,900	846
Everest Re Group Ltd	9,900	886
Odyssey Re Holdings Corp	11,200	412
RenaissanceRe Holdings Ltd	15,000	779
Transatlantic Holdings Inc	2,800	186

		3,315

REITS — Apartments (0.56%)
Apartment Investment & Management Co	20,600	738
REITS — Diversified (2.21%)
Duke Realty Corp	28,000	639
Liberty Property Trust	24,700	768
Vornado Realty Trust	17,200	1,483

		2,890

REITS — Healthcare (0.58%)
Ventas Inc	16,900	759
REITS — Hotels (0.86%)
Hospitality Properties Trust	22,800	776
Sunstone Hotel Investors Inc	21,800	349

		1,125

REITS — Mortgage (0.68%)
Annaly Capital Management Inc	58,400	895
REITS — Office Property (1.83%)
Boston Properties Inc	8,800	810
Douglas Emmett Inc	6,000	132
HRPT Properties Trust	93,400	629
Mack-Cali Realty Corp	22,900	818

		2,389

REITS — Regional Malls (0.08%)
CBL & Associates Properties Inc	4,400	104
REITS — Shopping Centers (0.62%)
Developers Diversified Realty Corp	19,321	809
REITS — Warehouse & Industrial (1.64%)
AMB Property Corp	17,600	958
EastGroup Properties Inc	6,700	311
Prologis	14,900	877

		2,146

Rental — Auto & Equipment (0.52%)
United Rentals Inc (a)	36,400	686

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Apparel & Shoe (0.72%)
Abercrombie & Fitch Co	3,300	$241
Columbia Sportswear Co	6,800	300
Foot Locker Inc	34,000	400

		941

Retail — Automobile (0.61%)
AutoNation Inc (a)	48,500	726
Penske Auto Group Inc	3,600	70

		796

Retail — Bookstore (0.22%)
Barnes & Noble Inc	9,300	285
Retail — Convenience Store (0.10%)
Casey’s General Stores Inc	6,000	136
Retail — Discount (0.29%)
TJX Cos Inc	11,439	378
Retail — Hypermarkets (0.72%)
SUPERVALU Inc	31,400	941
Retail — Major Department Store (0.51%)
JC Penney Co Inc	17,800	671
Retail — Pawn Shops (0.25%)
Cash America International Inc	9,000	328
Retail — Regional Department Store (0.66%)
Macy’s Inc	37,600	867
Retail — Restaurants (0.47%)
Darden Restaurants Inc	18,900	615
Savings & Loans — Thrifts (0.13%)
Sovereign Bancorp Inc	18,300	171
Steel — Producers (2.31%)
Steel Dynamics Inc	30,600	1,011
United States Steel Corp	15,800	2,005

		3,016

Telecommunication Equipment (0.78%)
Arris Group Inc (a)(b)	77,664	452
Plantronics Inc	4,000	77
Tellabs Inc (a)	90,800	495

		1,024

Telecommunication Services (0.62%)
Embarq Corp	15,400	618
Virgin Media Inc	13,800	194

		812

Telephone — Integrated (0.86%)
CenturyTel Inc	22,600	751

Schedule of Investments
MidCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (continued)
Telephone & Data Systems Inc	9,600	$377

		1,128

Transport — Marine (1.69%)
Overseas Shipholding Group Inc	10,900	764
Ship Finance International Ltd (b)	30,478	801
Teekay Corp	15,100	641

		2,206

Transport — Truck (0.42%)
Forward Air Corp	7,700	273
Heartland Express Inc	19,800	282

		555

Vitamins & Nutrition Products (0.73%)
NBTY Inc (a)	32,000	958

TOTAL COMMON STOCKS		$128,099

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (3.68%)
Finance — Investment Banker & Broker (3.68%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $4,865,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (c)	$4,814	$4,814

TOTAL REPURCHASE AGREEMENTS		$4,814

Total Investments		$132,913
Liabilities in Excess of Other Assets, Net — (1.67)%		(2,182)

TOTAL NET ASSETS — 100.00%		$130,731

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$7,549
Unrealized Depreciation	(16,390)

Net Unrealized Appreciation (Depreciation)	(8,841)
Cost for federal income tax purposes	141,754
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	29.80%
Utilities	13.23%
Industrial	12.57%
Energy	10.77%
Consumer, Cyclical	10.38%
Consumer, Non-cyclical	9.23%
Basic Materials	7.81%
Technology	4.19%
Communications	3.69%
Liabilities in Excess of Other Assets, Net	(1.67%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Money Market Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (93.33%)
Agricultural Operations (2.19%)
Cargill Inc
2.90%, 5/ 5/2008	$1,100	$1,097
3.00%, 5/ 5/2008	1,100	1,097
2.50%, 5/28/2008	615	613
2.85%, 5/28/2008	740	737
2.90%, 5/29/2008	1,200	1,194
2.50%, 5/30/2008	1,100	1,095
2.70%, 5/30/2008	1,100	1,095

		6,928

Asset Backed Securities (3.67%)
CAFCO
3.80%, 4/15/2008	1,000	999
3.00%, 4/17/2008	1,000	999
2.55%, 5/ 6/2008	710	708
2.70%, 5/ 6/2008	880	878
2.87%, 5/16/2008	1,100	1,096
3.16%, 5/27/2008	1,600	1,592
FCAR Owner Trust I
3.55%, 4/21/2008	1,100	1,098
4.31%, 4/23/2008	1,100	1,097
3.30%, 4/24/2008	1,188	1,185
3.05%, 6/ 9/2008	2,000	1,988

		11,640

Beverages — Non-Alcoholic (0.72%)
Coca-Cola Co
2.57%, 5/12/2008	1,200	1,197
2.13%, 6/12/2008	1,100	1,095

		2,292

Chemicals — Diversified (1.60%)
BASF AG
3.00%, 4/15/2008	1,100	1,099
2.75%, 5/ 7/2008	1,000	997
2.23%, 6/26/2008	775	771
2.72%, 6/27/2008	1,100	1,093
E.I. Du Pont de Nemours
2.22%, 4/25/2008	1,100	1,098

		5,058

Commercial Banks (12.95%)
Calyon North America
4.72%, 4/14/2008	1,200	1,198
4.63%, 4/21/2008	1,000	997
2.60%, 6/30/2008	600	596
2.41%, 7/21/2008	1,100	1,092
2.81%, 8/ 4/2008	1,100	1,089
Nordea North America
4.14%, 4/ 9/2008	1,000	999
3.10%, 4/15/2008	900	899
Skandinaviska Enskilda Banken
3.09%, 4/17/2008	1,000	999

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Commercial Banks (continued)
Skandinaviska Enskilda Banken (continued)
3.00%, 4/23/2008	$1,000	$998
3.06%, 5/ 2/2008	2,000	1,995
2.47%, 6/17/2008	1,200	1,194
2.52%, 7/25/2008	730	724
Societe Generale North America Inc
4.17%, 4/11/2008	1,100	1,099
4.05%, 4/15/2008	1,000	998
3.29%, 4/24/2008	1,100	1,098
3.05%, 5/12/2008	1,000	997
3.07%, 5/27/2008	1,000	995
3.08%, 5/28/2008	1,000	995
2.98%, 6/ 4/2008	1,325	1,318
State Street Corp
2.50%, 6/ 3/2008	1,100	1,095
2.50%, 6/16/2008	1,100	1,094
Svenska Handelsbanken
4.54%, 4/ 2/2008	1,100	1,100
3.01%, 4/ 7/2008	1,100	1,100
3.02%, 4/ 8/2008	1,000	999
3.76%, 4/16/2008	1,000	998
3.76%, 4/18/2008	1,100	1,098
2.95%, 5/ 5/2008	1,000	997
Toronto — Dominion Holdings
4.05%, 4/11/2008	1,100	1,099
3.07%, 4/29/2008	1,100	1,097
2.92%, 5/30/2008	1,100	1,095
2.51%, 6/23/2008	1,000	994
2.51%, 6/24/2008	530	527
2.57%, 7/24/2008	1,200	1,190
Westpac Banking Corp
3.08%, 4/25/2008	1,100	1,098
3.03%, 4/30/2008	470	469
3.02%, 5/ 6/2008	790	788
2.99%, 5/ 7/2008	580	578
2.30%, 8/14/2008	1,100	1,091
2.59%, 8/14/2008	1,100	1,089
2.64%, 9/12/2008	1,200	1,186

		41,062

Computers (0.38%)
IBM Capital Corp
2.24%, 6/26/2008	1,200	1,194
Diversified Financial Services (2.71%)
General Electric Capital
4.56%, 4/ 1/2008	870	870
4.31%, 4/ 2/2008	1,100	1,100
2.76%, 4/18/2008	235	235
2.88%, 5/16/2008	1,100	1,096
2.89%, 5/20/2008	1,100	1,096

Schedule of Investments
Money Market Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
2.39%, 5/28/2008	$1,100	$1,096
2.36%, 7/ 8/2008	1,000	993
2.45%, 7/10/2008	1,100	1,092
Pfizer Investment Capital
4.33%, 5/ 5/2008	1,000	996

		8,574

Finance — Auto Loans (3.21%)
Paccar Financial
4.12%, 4/ 9/2008	1,100	1,099
3.00%, 4/24/2008	1,100	1,098
2.70%, 5/20/2008	1,100	1,096
2.09%, 6/26/2008	1,000	995
Toyota Motor Credit
2.97%, 4/ 1/2008	910	910
4.43%, 4/ 4/2008	1,000	1,000
2.72%, 4/29/2008	2,000	1,996
2.81%, 5/14/2008	2,000	1,993

		10,187

Finance — Commercial (0.25%)
Caterpillar Financial Services Corp
2.78%, 4/ 9/2008	795	795
Finance — Consumer Loans (4.99%)
American General Finance
2.96%, 4/ 9/2008	1,200	1,199
2.50%, 6/19/2008	625	622
HSBC Finance
3.10%, 5/ 2/2008	1,000	997
2.85%, 6/ 5/2008	2,000	1,990
2.63%, 6/ 6/2008	1,200	1,194
2.60%, 6/13/2008	860	856
2.83%, 6/16/2008	1,100	1,093
2.60%, 6/20/2008	1,200	1,193
John Deere Bank S.A.
2.90%, 4/ 1/2008	1,000	1,000
2.62%, 4/18/2008	1,200	1,199
John Deere Capital Corp
2.80%, 4/21/2008	1,100	1,098
2.40%, 4/23/2008	1,200	1,198
2.20%, 6/ 6/2008	1,100	1,096
2.20%, 6/11/2008	1,100	1,095

		15,830

Finance — Credit Card (2.28%)
American Express Credit
3.40%, 4/ 3/2008	1,100	1,100
4.05%, 4/ 7/2008	1,100	1,099
4.08%, 4/ 8/2008	875	874
2.95%, 5/ 1/2008	790	788
2.93%, 5/ 6/2008	1,000	997

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Credit Card (continued)
American Express Credit (continued)
2.90%, 5/ 9/2008	$680	$678
2.97%, 5/19/2008	600	598
2.99%, 6/ 4/2008	1,100	1,094

		7,228

Finance — Investment Banker & Broker (11.86%)
Citigroup Funding
3.05%, 4/ 1/2008	1,100	1,100
4.85%, 4/ 2/2008	880	880
3.05%, 5/ 8/2008	1,100	1,097
3.05%, 5/20/2008	1,000	996
2.55%, 6/10/2008	1,100	1,094
2.82%, 7/ 1/2008	1,300	1,291
Goldman Sachs Group
2.90%, 5/ 7/2008	1,000	997
2.40%, 5/14/2008	760	758
2.25%, 5/20/2008	1,100	1,097
ING U.S. Funding
3.07%, 4/ 8/2008	1,000	999
4.28%, 4/10/2008	1,000	999
3.05%, 4/18/2008	1,000	999
3.71%, 4/22/2008	1,000	998
3.75%, 5/16/2008	760	756
2.76%, 6/ 6/2008	1,000	995
2.62%, 6/30/2008	1,000	993
2.33%, 7/31/2008	1,100	1,091
JP Morgan Chase
4.29%, 4/ 1/2008	1,200	1,200
3.70%, 4/17/2008	1,000	998
4.60%, 4/17/2008	730	728
3.20%, 4/22/2008	1,100	1,098
2.98%, 5/ 1/2008	805	803
2.40%, 7/22/2008	1,100	1,092
2.47%, 7/23/2008	1,200	1,191
Merrill Lynch & Co Inc
3.15%, 4/ 3/2008	880	880
4.62%, 4/18/2008	1,000	998
4.51%, 4/29/2008	1,100	1,096
3.27%, 4/30/2008	1,100	1,097
Morgan Stanley
4.96%, 5/19/2008	1,200	1,192
4.97%, 5/21/2008	1,200	1,192
4.45%, 6/18/2008	1,000	990
3.14%, 6/23/2008	1,000	993
3.07%, 7/16/2008	1,100	1,090
Morgan Stanley Institutional Liquidity
3.17%, 12/31/2008	3,815	3,815

		37,593

Schedule of Investments
Money Market Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Leasing Company (3.21%)
International Lease Finance
2.86%, 4/ 4/2008	$1,000	$1,000
4.02%, 4/22/2008	1,100	1,097
2.83%, 5/ 9/2008	2,000	1,994
2.78%, 5/27/2008	1,000	996
3.00%, 6/ 3/2008	700	696
2.72%, 6/19/2008	1,100	1,093
River Fuel Funding
3.06%, 4/30/2008	1,000	998
3.08%, 4/30/2008	1,300	1,297
2.53%, 7/31/2008	1,000	991

		10,162

Finance — Other Services (8.88%)
ABN-AMRO North America Finance Inc
4.50%, 4/ 4/2008	900	900
2.35%, 4/ 7/2008	900	900
3.02%, 5/13/2008	1,000	996
Commoloco
2.76%, 5/15/2008	1,200	1,196
3.43%, 5/22/2008	1,100	1,095
2.95%, 5/23/2008	1,000	996
2.92%, 6/ 5/2008	1,100	1,094
2.75%, 6/10/2008	1,100	1,094
CRC Funding
3.50%, 4/16/2008	1,100	1,098
3.15%, 4/25/2008	1,000	998
3.07%, 5/ 2/2008	1,000	997
3.08%, 5/ 9/2008	1,000	997
3.03%, 5/13/2008	1,100	1,096
3.06%, 5/15/2008	1,200	1,196
3.08%, 6/ 5/2008	1,450	1,442
Park Avenue Receivables Company
3.80%, 4/ 8/2008	1,100	1,099
3.80%, 4/17/2008	1,100	1,098
3.05%, 4/21/2008	1,100	1,098
3.25%, 4/22/2008	1,100	1,098
3.05%, 5/ 9/2008	765	763
3.08%, 5/21/2008	1,170	1,165
2.75%, 6/13/2008	965	960
Private Export Funding
3.00%, 4/28/2008	750	748
2.70%, 5/21/2008	1,000	996
2.75%, 5/22/2008	1,000	996
2.92%, 5/23/2008	1,100	1,095
2.50%, 6/11/2008	940	935

		28,146

Life & Health Insurance (2.44%)
Prudential Funding Corp
2.82%, 5/ 8/2008	2,000	1,994

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Life & Health Insurance (continued)
Prudential Funding LLC
2.82%, 5/13/2008	$1,375	$1,371
Prudential PLC
2.83%, 4/11/2008	1,200	1,199
3.02%, 5/ 8/2008	1,000	997
3.15%, 5/ 9/2008	790	787
2.98%, 5/13/2008	670	668
3.70%, 7/14/2008	740	732

		7,748

Medical — Drugs (2.23%)
Astrazeneca PLC
4.20%, 4/ 7/2008	840	839
4.10%, 4/28/2008	700	698
2.79%, 6/12/2008	1,000	994
2.77%, 6/16/2008	1,100	1,094
4.05%, 7/ 7/2008	550	544
3.57%, 7/25/2008	1,200	1,186
2.74%, 8/ 6/2008	630	624
2.91%, 8/20/2008	1,100	1,088

		7,067

Medical — Hospitals (0.63%)
Catholic Healthcare Initiatives
2.95%, 6/11/2008	2,000	2,000
Money Center Banks (8.95%)
Bank of America
4.84%, 4/ 3/2008	1,000	1,000
3.02%, 4/28/2008	1,100	1,097
3.02%, 4/30/2008	1,000	998
4.42%, 5/ 1/2008	1,100	1,096
4.36%, 5/ 7/2008	1,000	996
2.75%, 5/16/2008	1,000	996
3.00%, 5/29/2008	1,100	1,095
2.55%, 7/11/2008	570	566
Bank of Scotland PLC
3.20%, 4/ 2/2008	1,100	1,100
2.97%, 5/14/2008	1,000	996
3.00%, 5/19/2008	1,100	1,096
2.82%, 6/10/2008	830	825
2.53%, 6/13/2008	1,200	1,194
2.62%, 6/13/2008	1,000	995
2.52%, 6/18/2008	1,100	1,094
BNP Paribas Finance
4.63%, 4/25/2008	1,000	997
2.99%, 4/28/2008	1,500	1,497
2.64%, 7/ 2/2008	1,100	1,093
2.32%, 7/18/2008	1,100	1,092
2.82%, 8/26/2008	1,100	1,087
UBS Finance Delaware LLC
3.05%, 5/12/2008	1,100	1,096

Schedule of Investments
Money Market Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Money Center Banks (continued)
UBS Finance Delaware LLC (continued)
3.10%, 5/12/2008	$1,100	$1,096
3.00%, 5/19/2008	1,100	1,096
4.53%, 5/28/2008	1,000	993
2.90%, 6/ 2/2008	1,100	1,094
3.03%, 6/ 2/2008	1,100	1,094
2.95%, 6/ 9/2008	1,000	994

		28,373

Multi-line Insurance (0.47%)
Genworth Financial
2.95%, 4/10/2008	1,000	999
2.90%, 4/21/2008	495	494

		1,493

Regional Banks (0.66%)
Wells Fargo & Co
2.41%, 4/15/2008	1,000	999
2.42%, 4/25/2008	1,100	1,098

		2,097

Retail — Discount (0.38%)
Wal-Mart Stores
2.30%, 5/13/2008	1,200	1,197
Sovereign Agency (0.23%)
Fannie Mae Discount Notes
4.18%, 4/11/2008	720	719
Special Purpose Entity (11.12%)
American Honda Finance Corp
2.83%, 4/14/2008	1,200	1,199
Barclays U.S. Funding
4.33%, 4/ 8/2008	1,000	999
3.17%, 4/23/2008	1,100	1,098
4.34%, 5/ 5/2008	740	737
2.97%, 6/ 4/2008	2,000	1,989
Charta LLC
3.10%, 4/ 2/2008	615	615
3.10%, 5/29/2008	2,000	1,990
3.14%, 5/29/2008	1,100	1,094
3.10%, 6/ 3/2008	685	681
2.75%, 6/17/2008	1,100	1,094
DWS Scudder Money Market Series
3.16%, 12/31/2008	5,145	5,145
Prudential Funding Corp
2.35%, 6/24/2008	1,200	1,193
Ranger Funding
2.90%, 5/ 1/2008	1,200	1,197
3.15%, 5/ 1/2008	1,100	1,097
3.20%, 5/ 6/2008	1,100	1,097
2.85%, 5/19/2008	1,200	1,195
2.80%, 5/23/2008	1,300	1,295

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)
Ranger Funding (continued)
3.05%, 5/23/2008	$570	$568
Ranger Funding Co LLC
2.70%, 6/10/2008	1,100	1,094
Sheffield Receivables
3.02%, 4/ 3/2008	1,200	1,200
3.20%, 4/ 4/2008	1,000	1,000
Yorktown Capital
3.02%, 4/10/2008	1,100	1,099
3.26%, 4/14/2008	1,100	1,099
3.92%, 4/16/2008	1,100	1,098
3.07%, 5/12/2008	1,000	997
2.98%, 5/20/2008	900	896
3.00%, 5/22/2008	1,000	996
2.97%, 6/ 2/2008	1,500	1,492

		35,254

Supranational Bank (2.35%)
Corp Andina de Fomento
4.20%, 4/10/2008	1,000	999
4.40%, 5/ 6/2008	1,000	996
3.94%, 5/14/2008	1,100	1,095
3.00%, 5/16/2008	1,100	1,096
2.94%, 6/17/2008	1,100	1,093
2.95%, 6/25/2008	1,000	993
2.74%, 7/15/2008	1,200	1,190

		7,462

Telephone — Integrated (3.56%)
AT&T Inc
2.60%, 4/ 9/2008	1,100	1,099
2.84%, 4/14/2008	1,100	1,099
2.72%, 5/22/2008	1,100	1,096
Telstra Corp
3.15%, 4/16/2008	790	789
3.80%, 4/16/2008	1,000	998
3.20%, 4/23/2008	1,100	1,098
2.94%, 4/24/2008	1,100	1,098
2.98%, 5/15/2008	1,100	1,096
3.03%, 5/21/2008	1,000	996
2.35%, 6/12/2008	710	706
2.62%, 6/12/2008	1,200	1,194

		11,269

Tools — Hand held (1.41%)
Stanley Works
4.10%, 4/ 3/2008	1,000	1,000
2.85%, 4/10/2008	780	779
3.10%, 4/11/2008	1,100	1,099
2.85%, 4/18/2008	975	974

Schedule of Investments
Money Market Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Tools — Hand held (continued)
Stanley Works (continued)
2.82%, 5/23/2008	$620	$617

		4,469

TOTAL COMMERCIAL PAPER		$295,837

CERTIFICATE OF DEPOSIT (0.63%)
Commercial Banks (0.63%)
Citibank NA
3.17%, 4/29/2008	1,000	1,000
Wachovia Bank
4.90%, 4/28/2008	1,000	1,000

		2,000

TOTAL CERTIFICATE OF DEPOSIT		$2,000

BONDS (4.30%) Asset Backed Securities (0.03%)
Caterpillar Financial Asset Trust
5.67%, 4/25/2008	59	59
CNH Equipment Trust
5.82%, 4/15/2008	31	31

		90

Auto — Car & Light Trucks (0.25%)
BMW US Capital LLC
3.09%, 4/ 5/2008 (a)(b)	800	800
Automobile Sequential (0.63%)
Americredit Prime Automobile Receivable Trust
5.27%, 4/ 8/2008	220	220
BMW Vehicle Lease Trust
5.06%, 7/15/2008	132	132
Capital Auto Receivables Asset Trust
3.39%, 8/15/2008 (b)	467	467
Carmax Auto Owner Trust
5.84%, 4/15/2008	18	18
Daimler Chrysler Auto Trust
4.94%, 5/ 8/2008 (a)(b)	411	411
Ford Credit Auto Owner Trust
4.02%, 8/15/2008 (b)	493	493
Honda Auto Receivables Owner Trust
5.56%, 4/15/2008 (a)	76	76
Hyundai Auto Receivables Trust
5.29%, 4/15/2008	27	27
World Omni Auto Receivables Trust
5.68%, 4/15/2008	152	152

		1,996

Chemicals — Diversified (0.25%)
BASF Finance Europe NV
3.88%, 4/21/2008 (a)(b)	800	800
Commercial Banks (1.20%)
Allied Irish Banks PLC
2.69%, 4/19/2008 (a)(b)	1,000	1,000

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Commercial Banks (continued)
BES Finance Ltd
3.17%, 4/ 3/2008 (a)(b)	$1,000	$1,000
Skandinaviska Enskilda Banken AB
4.85%, 6/23/2008 (b)	800	800
Svenska Handelsbanken AB
4.47%, 4/ 7/2008 (a)(b)	1,000	1,000

		3,800

Diversified Manufacturing Operations (0.19%)
Danaher Corp
6.00%, 10/15/2008	600	606
Electric Products — Miscellaneous (0.13%)
Emerson Electric Co
5.00%, 10/15/2008	400	404
Finance — Consumer Loans (0.34%)
HSBC Finance Corp
6.40%, 6/17/2008	400	401
John Deere Capital Corp
2.78%, 6/25/2008 (a)	665	665

		1,066

Finance — Investment Banker & Broker (0.65%)
Goldman Sachs Group LP
3.33%, 4/25/2008 (b)	1,000	1,000
JPMorgan Chase & Co
3.11%, 4/ 2/2008	500	500
Lehman Brothers Holdings Inc
5.02%, 6/27/2008	570	570

		2,070

Retail — Discount (0.13%)
Target Corp
5.40%, 10/ 1/2008	400	405
Special Purpose Entity (0.50%)
Allstate Life Global Funding Trusts
3.11%, 4/ 4/2008	700	700
American Self Storage Corp
3.65%, 5/ 1/2046	500	500
South Central Communications
3.65%, 4/ 1/2018	400	400

		1,600

TOTAL BONDS		$13,637

TAX-EXEMPT BONDS (2.20%)
California (0.81%)
California Statewide Communities Development Fannie Mae
3.13%, 12/15/2036	750	750
County of Sacramento CA Bayersiche Landesbank
3.50%, 7/ 1/2022	705	705

Schedule of Investments
Money Market Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
California (continued)
Los Angeles Department of Water & Power
2.84%, 7/ 1/2025	$700	$700
San Jose Redevelopment Agency/CA JP Morgan Chase
2.85%, 8/ 1/2028	425	425

		2,580

Colorado (0.22%)
Sheridan Redevelopment Agency Citibank NA
2.77%, 12/ 1/2029	700	700
Iowa (0.19%)
Iowa Finance Authority Dexia/Fannie Mae/Ginnie Mae
2.65%, 1/ 1/2038	600	600
Massachusetts (0.22%)
Massachusetts Housing Finance Agency/MA JP Morgan Chase
3.50%, 6/ 1/2034	700	700
Michigan (0.16%)
Calvin College JP Morgan Chase
3.68%, 4/ 3/2008	500	500
Minnesota (0.10%)
St Paul Housing & Redevelopment Authority U.S. Bank
3.15%, 1/ 1/2024	300	300
New York (0.23%)
New York State Housing Finance Agency Fannie Mae
3.70%, 5/15/2033	720	720
Washington (0.27%)
Washington State Housing Finance Commission Bank of America
2.70%, 7/ 1/2030	565	565
Washington State Housing Finance Commission Fannie Mae
3.08%, 5/15/2033	285	285

		850

TOTAL TAX-EXEMPT BONDS		$6,950

Total Investments		$318,424
Liabilities in Excess of Other Assets, Net — (0.46)%		(1,446)

TOTAL NET ASSETS — 100.00%		$316,978

(a)	Variable Rate

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,771 or 2.45% of net assets.
Portfolio Summary (unaudited)

Sector	Percent

Financial	79.67%
Consumer, Non-cyclical	5.77%
Asset Backed Securities	4.33%
Communications	3.55%
Basic Materials	1.85%
Industrial	1.73%
Revenue	1.23%
Consumer, Cyclical	0.76%
Insured	0.74%
Technology	0.38%
Government	0.23%
Tax Allocation	0.22%
Liabilities in Excess of Other Assets, Net	(0.46%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Mortgage Securities Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (26.26%)
Finance — Mortgage Loan/Banker (3.51%)
Federal Home Loan Bank System
6.50%, 8/14/2009	$2,045	$2,162
7.38%, 2/12/2010	2,455	2,682
4.50%, 9/16/2013 (a)	1,640	1,726

		6,570

Mortgage Backed Securities (21.86%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	2,866	2,822
5.50%, 5/25/2034	889	856
Chase Mortgage Finance Corp
6.00%, 5/25/2035	1,940	1,754
Countrywide Alternative Loan Trust
4.00%, 8/25/2033	364	360
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018	1,722	1,652
5.25%, 5/25/2034	3,275	3,056
5.75%, 12/25/2035	2,723	2,708
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	1,451	1,314
4.50%, 6/25/2033	863	850
Fannie Mae
8.70%, 12/25/2019	16	17
8.00%, 4/25/2022	247	254
5.00%, 2/25/2027	821	50
5.50%, 2/25/2032	2,160	2,212
7.00%, 4/25/2032	1,072	1,138
Fannie Mae Grantor Trust
7.30%, 5/25/2010	2,455	2,688
Freddie Mac
6.50%, 5/15/2030	676	679
5.50%, 10/15/2031	1,640	1,679
4.50%, 5/15/2032	770	773
5.50%, 1/15/2033	1,132	1,158
5.50%, 4/15/2033 (b)	1,640	1,673
GSR Mortgage Loan Trust
5.00%, 5/25/2033	765	765
6.00%, 2/25/2035	1,642	1,619
MASTR Alternative Loans Trust
5.39%, 1/25/2020 (b)	1,420	1,362
Prime Mortgage Trust
4.75%, 11/25/2019	1,774	1,768
4.75%, 10/25/2020 (b)	1,803	1,737
Residential Funding Mortgage Securities
5.50%, 12/25/2033	2,450	2,351
Structured Asset Securities Corp
5.00%, 5/25/2035	1,667	1,400
Wells Fargo Mortgage Backed Securities
6.00%, 4/25/2037	2,457	2,232

		40,927

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Regional Agencies (0.89%)
US Department of Housing and Urban Development
6.16%, 8/ 1/2011	$1,650	$1,671

TOTAL BONDS		$49,168

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (69.66%)
Federal Home Loan Mortgage Corporation (FHLMC) (34.49%)
5.50%, 12/ 1/2008	9	9
7.00%, 11/ 1/2012	12	12
6.00%, 1/ 1/2013	80	82
7.00%, 1/ 1/2013	24	25
6.50%, 11/ 1/2016	126	132
6.00%, 4/ 1/2017	365	377
6.00%, 4/ 1/2017	301	311
6.00%, 5/ 1/2017	353	364
4.50%, 4/ 1/2018	725	724
5.00%, 4/ 1/2018	952	967
4.00%, 8/ 1/2018	1,841	1,810
5.50%, 11/ 1/2018	887	909
4.50%, 1/ 1/2019	1,878	1,876
5.50%, 7/ 1/2019	1,070	1,095
6.50%, 12/ 1/2021	283	297
6.50%, 4/ 1/2022	333	348
6.50%, 5/ 1/2022	235	246
6.50%, 5/ 1/2023	44	46
5.50%, 6/ 1/2024	1,367	1,392
6.50%, 1/ 1/2028	22	23
7.00%, 1/ 1/2028	247	264
6.50%, 3/ 1/2029	42	43
6.50%, 4/ 1/2029	451	477
8.50%, 7/ 1/2029	50	56
8.00%, 12/ 1/2030	23	25
7.50%, 2/ 1/2031	50	54
6.00%, 5/ 1/2031	166	171
7.00%, 6/ 1/2031	30	32
6.50%, 10/ 1/2031	105	110
7.00%, 10/ 1/2031	49	51
6.50%, 1/ 1/2032	305	319
7.00%, 4/ 1/2032	488	516
6.00%, 9/ 1/2032	275	284
5.50%, 11/ 1/2032	1,004	1,018
5.00%, 2/ 1/2033	1,300	1,291
5.50%, 4/ 1/2033	1,905	1,931
5.00%, 6/ 1/2033	1,326	1,318
4.50%, 8/ 1/2033	578	559
4.50%, 8/ 1/2033	682	659
5.00%, 8/ 1/2033	2,032	2,018
5.00%, 8/ 1/2033	2,086	2,072
5.50%, 8/ 1/2033	1,529	1,552

Schedule of Investments
Mortgage Securities Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation
(FHLMC) (continued)
6.00%, 11/ 1/2033	$701	$725
6.00%, 11/ 1/2033	689	712
5.50%, 12/ 1/2033	1,944	1,969
6.00%, 12/ 1/2033	892	921
5.50%, 1/ 1/2034	2,140	2,166
5.50%, 1/ 1/2034	1,498	1,517
5.00%, 5/ 1/2034	2,614	2,594
6.00%, 5/ 1/2034	1,095	1,127
6.00%, 5/ 1/2034	2,263	2,323
5.50%, 11/ 1/2034	1,855	1,877
5.00%, 5/ 1/2035	1,214	1,204
4.50%, 6/ 1/2035	3,053	2,944
5.00%, 7/ 1/2035	5,581	5,535
5.50%, 9/ 1/2035	2,474	2,503
5.00%, 10/ 1/2035	2,437	2,417
5.00%, 6/ 1/2036	2,847	2,824
7.00%, 7/ 1/2036	2,339	2,457
5.76%, 1/ 1/2037 (b)	1,149	1,160
6.04%, 3/ 1/2037 (b)	1,689	1,730

		64,570

Federal National Mortgage Association (FNMA) (25.98%)
6.00%, 12/ 1/2016	358	370
5.50%, 1/ 1/2017	529	545
6.00%, 8/ 1/2017	480	495
5.50%, 12/ 1/2017	429	440
5.00%, 4/ 1/2018	839	851
5.50%, 5/ 1/2018	1,030	1,056
5.00%, 6/ 1/2018	1,516	1,539
5.00%, 10/ 1/2018	1,385	1,405
4.50%, 12/ 1/2018	1,432	1,432
5.00%, 2/ 1/2019	410	416
5.00%, 2/ 1/2019	506	513
8.00%, 5/ 1/2022	6	6
6.00%, 10/ 1/2022	471	487
8.50%, 2/ 1/2023	4	4
6.50%, 9/ 1/2024	138	144
8.00%, 5/ 1/2027	102	110
8.00%, 9/ 1/2027	52	57
8.50%, 10/ 1/2027	103	113
7.00%, 8/ 1/2028	100	107
6.50%, 11/ 1/2028	12	13
7.00%, 12/ 1/2028	68	72
6.50%, 2/ 1/2029	18	19
6.50%, 3/ 1/2029	63	66
6.50%, 4/ 1/2029	132	138
7.00%, 4/ 1/2029	29	31
6.50%, 7/ 1/2029	719	752

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
7.50%, 11/ 1/2029	$51	$55
9.00%, 9/ 1/2030	29	33
6.50%, 6/ 1/2031	60	62
6.50%, 6/ 1/2031	28	29
6.00%, 8/ 1/2031	381	393
7.00%, 11/ 1/2031	252	269
6.50%, 1/ 1/2032	71	74
6.50%, 3/ 1/2032	300	313
6.50%, 3/ 1/2032	104	108
6.50%, 4/ 1/2032	427	445
6.50%, 8/ 1/2032	166	173
6.50%, 11/ 1/2032	140	147
6.50%, 11/ 1/2032	204	213
6.50%, 12/ 1/2032	329	343
5.50%, 2/ 1/2033	1,150	1,168
6.50%, 2/ 1/2033	126	132
5.50%, 5/ 1/2033	133	135
5.50%, 5/ 1/2033	766	776
5.50%, 6/ 1/2033	1,517	1,538
5.50%, 2/ 1/2034	3,007	3,038
6.00%, 2/ 1/2034	148	153
5.50%, 4/ 1/2034	337	341
5.00%, 6/ 1/2034	1,983	1,967
5.50%, 7/ 1/2034	806	812
6.50%, 7/ 1/2034	345	359
6.50%, 7/ 1/2034	876	911
5.50%, 8/ 1/2034	853	862
5.50%, 9/ 1/2034	2,474	2,500
6.00%, 9/ 1/2034	1,564	1,608
5.00%, 6/ 1/2035	2,276	2,256
5.50%, 10/ 1/2035	3,467	3,507
6.00%, 10/ 1/2035	1,977	2,029
5.50%, 11/ 1/2035	2,555	2,584
6.50%, 2/ 1/2036	1,670	1,731
6.50%, 5/ 1/2036	2,007	2,080
5.99%, 10/ 1/2036 (b)	1,936	1,970
6.00%, 4/ 1/2037	2,279	2,336

		48,631

Government National Mortgage Association (GNMA) (4.64%)
7.50%, 1/15/2023	3	3
7.50%, 1/15/2023	4	4
7.50%, 1/15/2023	8	8
7.50%, 2/15/2023	2	2
7.50%, 2/15/2023	5	5
7.50%, 2/15/2023	10	10
7.50%, 3/15/2023	5	6
7.50%, 3/15/2023	13	14

Schedule of Investments
Mortgage Securities Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
7.50%, 4/15/2023	$36	$39
7.50%, 6/15/2023	7	7
7.50%, 6/15/2023	18	20
7.50%, 6/15/2023	1	1
7.50%, 6/15/2023	20	22
7.50%, 7/15/2023	2	2
7.50%, 9/15/2023	11	12
7.50%, 9/15/2023	9	10
7.50%, 10/15/2023	34	37
7.50%, 10/15/2023	19	21
7.50%, 11/15/2023	14	15
8.00%, 7/15/2026	3	3
8.00%, 8/15/2026	8	9
8.00%, 1/15/2027	4	5
8.00%, 2/15/2027	1	1
7.00%, 1/15/2028	9	9
7.00%, 1/15/2028	8	8
7.00%, 1/15/2028	36	38
7.00%, 1/15/2028	10	11
7.00%, 1/15/2028	5	5
7.00%, 1/15/2029	44	47
7.00%, 3/15/2029	25	26
7.75%, 12/15/2029	17	18
6.50%, 7/15/2032	285	297
6.00%, 8/15/2034	1,810	1,873
6.00%, 2/20/2029	69	71
6.50%, 3/20/2031	91	95
6.50%, 4/20/2031	91	95
7.00%, 6/20/2031	45	48
6.00%, 5/20/2032 (b)	327	338
5.50%, 7/20/2033	1,413	1,441
6.00%, 7/20/2033	981	1,018
5.50%, 2/20/2034	1,199	1,222
5.50%, 3/20/2034	1,517	1,547
6.50%, 4/20/2034	209	219

		8,682

U.S. Treasury (4.55%)
4.50%, 2/28/2011 (a)	1,640	1,767
4.00%, 2/15/2014 (a)	1,640	1,769
4.75%, 5/15/2014 (a)	2,865	3,216
4.88%, 8/15/2016 (a)	820	919
4.50%, 2/15/2036	820	847

		8,518

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$130,401

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (8.82%)
Finance — Investment Banker & Broker (5.10%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $9,656,000; 0.00% - 7.61%; dated 04/07/08 — 09/26/36) (c)	$9,556	$9,555
Money Center Banks (3.72%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.15% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $3,585,000; 0.00% — 2.53%; dated 06/13/08 — 12/11/08)	3,480	3,480
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.25% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $3,585,000; 0.00% — 6.00%; dated 01/05/09 — 01/15/28)	3,480	3,480

		6,960

TOTAL REPURCHASE AGREEMENTS		$16,515

Total Investments		$196,084
Liabilities in Excess of Other Assets, Net — (4.74)%		(8,880)

TOTAL NET ASSETS — 100.00%		$187,204

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Variable Rate

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$2,588
Unrealized Depreciation	(1,854)

Net Unrealized Appreciation (Depreciation)	734
Cost for federal income tax purposes	195,350
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	86.97%
Government	8.95%
Financial	8.82%
Liabilities in Excess of Other Assets, Net	(4.74%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.07%)
Principal Investors Fund, Inc. Institutional Class (53.48%)
Disciplined LargeCap Blend Fund (a)	308,409	$4,170
High Yield Fund (a)	137,547	1,362
Inflation Protection Fund (a)	198,572	1,775
International Emerging Markets Fund (a)	43,043	1,144
International Growth Fund (a)	319,070	3,759
Partners International Fund (a)	157,049	2,271
Partners LargeCap Blend Fund I (a)	253,405	2,187
Partners LargeCap Value Fund I (a)	92,182	1,120
Partners MidCap Growth Fund (a)(b)	11,964	116
Partners MidCap Value Fund I (a)	9,970	116
Partners SmallCap Growth Fund I (a)(b)	12,399	104
Partners SmallCap Growth Fund III (a)(b)	63,933	607
Preferred Securities Fund (a)	337,647	3,191
SmallCap S&P 600 Index Fund (a)	69,017	1,033
SmallCap Value Fund (a)	42,929	645
Ultra Short Bond Fund (a)	170,671	1,468

		25,068

Principal Variable Contracts Fund, Inc. Class 1 (46.59%)
Bond Account (a)	1,099,846	12,714
Capital Value Account (a)	35,911	1,143
Equity Growth Account (a)	105,343	1,846
Growth Account (a)	116,194	1,818
LargeCap Value Account (a)	89,700	1,085
Money Market Account (a)	164,873	165
Real Estate Securities Account (a)	152,759	2,965
SmallCap Value Account (a)	7,160	104

		21,840

TOTAL INVESTMENT COMPANIES		$46,908

Total Investments		$46,908
Liabilities in Excess of Other Assets, Net — (0.07)%		(31)

TOTAL NET ASSETS — 100.00%		$46,877

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$217
Unrealized Depreciation	(4,867)

Net Unrealized Appreciation (Depreciation)	(4,650)
Cost for federal income tax purposes	51,558
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	44.11%
Domestic Equity Funds	40.66%
International Equity Funds	15.30%
Liabilities in Excess of Other Assets, Net	(0.07%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond Account	1,033,047	$12,358	148,215	$1,752	81,416	$959	1,099,846	$13,150
Capital Value Account	31,989	1,112	5,479	174	1,557	49	35,911	1,237
Disciplined LargeCap Blend Fund	272,688	4,635	48,660	666	12,939	176	308,409	5,123
Equity Growth Account	94,129	1,748	15,690	274	4,476	78	105,343	1,944
Growth Account	104,804	1,573	15,891	249	4,501	71	116,194	1,751
High Yield Fund	118,701	1,235	24,269	241	5,423	54	137,547	1,422
Inflation Protection Fund	172,882	1,608	32,837	308	7,147	68	198,572	1,848
International Emerging Markets Fund	38,767	1,175	5,851	160	1,575	42	43,043	1,292
International Growth Fund	286,384	4,003	46,408	547	13,722	158	319,070	4,389
LargeCap Value Account	79,452	1,005	14,278	174	4,030	49	89,700	1,130
Money Market Account	—	—	174,915	175	10,042	10	164,873	165
Partners International Fund	137,074	2,314	26,360	382	6,385	91	157,049	2,603
Partners LargeCap Blend Fund I	223,126	2,309	41,256	361	10,977	96	253,405	2,573
Partners LargeCap Value Fund I	80,794	1,195	15,401	190	4,013	51	92,182	1,334
Partners MidCap Growth Fund	—	—	11,964	115	—	—	11,964	115
Partners MidCap Value Fund I	—	—	9,970	115	—	—	9,970	115
Partners SmallCap Growth Fund I	—	—	12,399	104	—	—	12,399	104
Partners SmallCap Growth Fund III	57,090	726	9,762	94	2,919	29	63,933	791
Preferred Securities Fund	300,172	3,111	50,504	492	13,029	129	337,647	3,474
Real Estate Securities Account	134,621	2,797	25,131	456	6,993	130	152,759	3,123
SmallCap S&P 600 Index Fund	61,353	1,164	10,741	160	3,077	46	69,017	1,278
SmallCap Value Account	—	—	7,160	104	—	—	7,160	104
SmallCap Value Fund	38,026	720	6,838	101	1,935	29	42,929	792
Ultra Short Bond Fund	162,408	1,607	14,431	134	6,168	57	170,671	1,684

		$46,395		$7,528		$2,372		$51,541

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond Account	$—	$-1	$—
Capital Value Account	—	—	—
Disciplined LargeCap Blend Fund	—	-2	—
Equity Growth Account	—	—	—
Growth Account	—	—	—
High Yield Fund	—	—	—
Inflation Protection Fund	55	—	—
International Emerging Markets Fund	—	-1	—
International Growth Fund	—	-3	—
LargeCap Value Account	—	—	—
Money Market Account	—	—	—
Partners International Fund	—	-2	—
Partners LargeCap Blend Fund I	—	-1	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	—	—
Preferred Securities Fund	44	—	—
Real Estate Securities Account	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account	—	—	—
SmallCap Value Fund	—	—	—
Ultra Short Bond Fund	20	—	—

	$119	$-10	$—

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.70%)
Principal Investors Fund, Inc. Institutional Class (57.63%)
Disciplined LargeCap Blend Fund (a)	1,403,247	$18,972
High Yield Fund (a)	718,587	7,114
International Emerging Markets Fund (a)	215,605	5,731
International Growth Fund (a)	1,594,401	18,782
Partners International Fund (a)	721,098	10,427
Partners LargeCap Blend Fund I (a)	1,108,965	9,570
Partners LargeCap Value Fund I (a)	440,825	5,356
Partners MidCap Growth Fund (a)(b)	242,889	2,359
Partners MidCap Value Fund I (a)	171,392	2,000
Partners SmallCap Growth Fund I (a)(b)	16,014	135
Partners SmallCap Growth Fund III (a)(b)	305,299	2,897
Preferred Securities Fund (a)	1,091,432	10,314
SmallCap S&P 600 Index Fund (a)	239,456	3,585
SmallCap Value Fund (a)	205,345	3,086

		100,328

Principal Variable Contracts Fund, Inc. Class 1 (43.07%)
Bond Account (a)	3,231,741	37,359
Capital Value Account (a)	165,579	5,272
Equity Growth Account (a)	522,198	9,149
Growth Account (a)	534,642	8,367
LargeCap Value Account (a)	438,652	5,303
Real Estate Securities Account (a)	484,453	9,403
SmallCap Value Account (a)	9,247	135

		74,988

TOTAL INVESTMENT COMPANIES		$175,316

Total Investments		$175,316
Liabilities in Excess of Other Assets, Net — (0.70)%		(1,221)

TOTAL NET ASSETS — 100.00%		$174,095

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$755
Unrealized Depreciation	(21,439)

Net Unrealized Appreciation (Depreciation)	(20,684)
Cost for federal income tax purposes	196,000
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	49.16%
Fixed Income Funds	31.47%
International Equity Funds	20.07%
Liabilities in Excess of Other Assets, Net	(0.70%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond Account	3,104,340	$37,043	218,180	$2,580	90,779	$1,076	3,231,741	$38,547
Capital Value Account	156,802	5,331	13,172	426	4,395	141	165,579	5,615
Disciplined LargeCap Blend Fund	1,315,820	22,319	123,713	1,727	36,286	498	1,403,247	23,531
Equity Growth Account	495,620	9,146	40,028	711	13,450	237	522,198	9,619
Growth Account	509,294	7,573	37,835	603	12,487	197	534,642	7,979
High Yield Fund	661,594	6,883	74,325	741	17,332	172	718,587	7,451
International Emerging Markets Fund	204,237	6,198	16,079	446	4,711	128	215,605	6,511
International Growth Fund	1,513,986	21,146	121,202	1,455	40,787	476	1,594,401	22,106
LargeCap Value Account	414,569	5,378	36,206	450	12,123	150	438,652	5,678
Partners International Fund	667,726	11,267	70,885	1,044	17,513	252	721,098	12,050
Partners LargeCap Blend Fund I	1,038,380	10,744	99,745	890	29,160	257	1,108,965	11,369
Partners LargeCap Value Fund I	411,680	6,085	40,883	515	11,738	146	440,825	6,449
Partners MidCap Growth Fund	229,710	2,510	19,009	189	5,830	56	242,889	2,640
Partners MidCap Value Fund I	159,647	2,386	16,253	193	4,508	52	171,392	2,525
Partners SmallCap Growth Fund I	—	—	16,014	134	—	—	16,014	134
Partners SmallCap Growth Fund III	290,830	3,691	22,986	227	8,517	83	305,299	3,831
Preferred Securities Fund	1,025,466	10,620	91,693	894	25,727	251	1,091,432	11,263
Real Estate Securities Account	457,710	9,722	40,472	756	13,729	251	484,453	10,227
SmallCap S&P 600 Index Fund	225,654	4,275	20,302	309	6,500	96	239,456	4,485
SmallCap Value Account	—	—	9,247	134	—	—	9,247	134
SmallCap Value Fund	193,676	3,663	17,321	262	5,652	84	205,345	3,839

		$185,980		$14,686		$4,603		$195,983

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond Account	$—	$—	$—
Capital Value Account	—	-1	—
Disciplined LargeCap Blend Fund	—	-17	—
Equity Growth Account	—	-1	—
Growth Account	—	—	—
High Yield Fund	—	-1	—
International Emerging Markets Fund	—	-5	—
International Growth Fund	—	-19	—
LargeCap Value Account	—	—	—
Partners International Fund	—	-9	—
Partners LargeCap Blend Fund I	—	-8	—
Partners LargeCap Value Fund I	—	-5	—
Partners MidCap Growth Fund	—	-3	—
Partners MidCap Value Fund I	—	-2	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	-4	—
Preferred Securities Fund	146	—	—
Real Estate Securities Account	—	—	—
SmallCap S&P 600 Index Fund	—	-3	—
SmallCap Value Account	—	—	—
SmallCap Value Fund	—	-2	—

	$146	$-80	$—

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.05%)
Principal Investors Fund, Inc. Institutional Class (62.87%)
Disciplined LargeCap Blend Fund (a)	276,200	$3,734
High Yield Fund (a)	138,071	1,367
International Emerging Markets Fund (a)	42,925	1,141
International Growth Fund (a)	315,496	3,717
Partners International Fund (a)	141,426	2,045
Partners LargeCap Blend Fund I (a)	205,761	1,776
Partners LargeCap Value Fund I (a)	88,976	1,081
Partners MidCap Growth Fund (a)(b)	50,851	494
Partners MidCap Value Fund I (a)	38,986	455
Partners SmallCap Growth Fund I (a)(b)	35,759	300
Partners SmallCap Growth Fund III (a)(b)	44,228	420
Preferred Securities Fund (a)	153,665	1,452
SmallCap S&P 600 Index Fund (a)	26,197	392
SmallCap Value Fund (a)	29,838	448

		18,822

Principal Variable Contracts Fund, Inc. Class 1 (37.18%)
Bond Account (a)	316,288	3,656
Capital Value Account (a)	35,917	1,144
Equity Growth Account (a)	105,008	1,840
Growth Account (a)	114,483	1,792
LargeCap Value Account (a)	87,561	1,059
Real Estate Securities Account (a)	69,428	1,347
SmallCap Value Account (a)	20,254	295

		11,133

TOTAL INVESTMENT COMPANIES		$29,955

Total Investments		$29,955
Liabilities in Excess of Other Assets, Net — (0.05)%		(16)

TOTAL NET ASSETS — 100.00%		$29,939

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$166
Unrealized Depreciation	(4,009)

Net Unrealized Appreciation (Depreciation)	(3,843)
Cost for federal income tax purposes	33,798
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	55.37%
International Equity Funds	23.05%
Fixed Income Funds	21.63%
Liabilities in Excess of Other Assets, Net	(0.05%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
		Cost		Cost		Proceeds		Cost
	Shares	(000)	Shares	(000)	Shares	(000)	Shares	(000)
Bond Account	302,131	$3,613	26,664	$316	12,507	$149	316,288	$3,780
Capital Value Account	34,103	1,192	3,496	114	1,682	54	35,917	1,252
Disciplined LargeCap Blend Fund	259,905	4,405	28,729	405	12,434	170	276,200	4,636
Equity Growth Account	99,883	1,824	9,953	179	4,828	85	105,008	1,918
Growth Account	109,377	1,616	9,895	160	4,789	75	114,483	1,701
High Yield Fund	127,349	1,324	16,700	166	5,978	59	138,071	1,431
International Emerging Markets Fund	40,751	1,240	3,870	109	1,696	45	42,925	1,303
International Growth Fund	299,048	4,173	31,000	374	14,552	168	315,496	4,374
LargeCap Value Account	82,950	1,070	8,867	111	4,256	52	87,561	1,129
Partners International Fund	131,916	2,224	15,758	233	6,248	88	141,426	2,366
Partners LargeCap Blend Fund I	193,004	1,992	22,471	202	9,714	85	205,761	2,107
Partners LargeCap Value Fund I	83,223	1,227	9,994	127	4,241	53	88,976	1,300
Partners MidCap Growth Fund	48,430	529	4,625	47	2,204	21	50,851	554
Partners MidCap Value Fund I	36,615	545	4,208	50	1,837	21	38,986	574
Partners SmallCap Growth Fund I	33,981	363	3,484	31	1,706	15	35,759	378
Partners SmallCap Growth Fund III	42,052	533	4,378	44	2,202	21	44,228	555
Preferred Securities Fund	144,345	1,491	15,750	154	6,430	63	153,665	1,582
Real Estate Securities Account	65,611	1,391	7,246	134	3,429	64	69,428	1,461
SmallCap S&P 600 Index Fund	24,648	466	2,813	43	1,264	19	26,197	490
SmallCap Value Account	19,180	332	2,098	31	1,024	15	20,254	348
SmallCap Value Fund	28,061	528	3,233	49	1,456	21	29,838	556

		$32,078		$3,079		$1,343		$33,795

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond Account	$—	$—	$—
Capital Value Account	—	—	—
Disciplined LargeCap Blend Fund	—	-4	—
Equity Growth Account	—	—	—
Growth Account	—	—	—
High Yield Fund	—	—	—
International Emerging Markets Fund	—	-1	—
International Growth Fund	—	-5	—
LargeCap Value Account	—	—	—
Partners International Fund	—	-3	—
Partners LargeCap Blend Fund I	—	-2	—
Partners LargeCap Value Fund I	—	-1	—
Partners MidCap Growth Fund	—	-1	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	-1	—
Partners SmallCap Growth Fund III	—	-1	—
Preferred Securities Fund	21	—	—
Real Estate Securities Account	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account	—	—	—
SmallCap Value Fund	—	—	—

	$21	$-19	$—

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.75%)
Principal Investors Fund, Inc. Institutional Class (66.43%)
Disciplined LargeCap Blend Fund (a)	144,175	$1,949
High Yield Fund (a)	75,951	752
International Emerging Markets Fund (a)	24,804	659
International Growth Fund (a)	176,666	2,081
Partners International Fund (a)	82,543	1,194
Partners LargeCap Blend Fund I (a)	114,234	986
Partners LargeCap Value Fund I (a)	52,548	638
Partners MidCap Growth Fund (a)(b)	27,720	269
Partners MidCap Value Fund I (a)	21,480	251
Partners SmallCap Growth Fund I (a)(b)	24,762	208
Partners SmallCap Growth Fund III (a)(b)	24,180	230
Preferred Securities Fund (a)	63,291	598
SmallCap S&P 600 Index Fund (a)	13,588	203
SmallCap Value Fund (a)	16,368	246

		10,264

Principal Variable Contracts Fund, Inc. Class 1 (33.32%)
Bond Account (a)	77,147	892
Capital Value Account (a)	20,926	666
Equity Growth Account (a)	64,525	1,131
Growth Account (a)	63,964	1,001
LargeCap Value Account (a)	53,658	649
Real Estate Securities Account (a)	30,913	600
SmallCap Value Account (a)	14,428	210

		5,149

TOTAL INVESTMENT COMPANIES		$15,413

Total Investments		$15,413
Other Assets in Excess of Liabilities, Net — 0.25%		39

TOTAL NET ASSETS — 100.00%		$15,452

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$82
Unrealized Depreciation	(2,227)

Net Unrealized Appreciation (Depreciation)	(2,145)
Cost for federal income tax purposes	17,558
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	59.78%
International Equity Funds	25.46%
Fixed Income Funds	14.51%
Other Assets in Excess of Liabilities, Net	0.25%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
		Cost		Cost		Proceeds		Cost
	Shares	(000)	Shares	(000)	Shares	(000)	Shares	(000)
Bond Account	74,229	$892	5,689	$67	2,771	$32	77,147	$927
Capital Value Account	19,998	702	1,835	60	907	29	20,926	733
Disciplined LargeCap Blend Fund	136,446	2,309	13,773	193	6,044	82	144,175	2,418
Equity Growth Account	61,753	1,145	5,516	99	2,744	48	64,525	1,196
Growth Account	61,384	927	5,070	82	2,490	40	63,964	969
High Yield Fund	70,516	734	8,498	85	3,063	31	75,951	788
International Emerging Markets Fund	23,668	728	2,038	57	902	24	24,804	760
International Growth Fund	168,852	2,357	15,257	184	7,443	87	176,666	2,452
LargeCap Value Account	51,197	665	4,870	61	2,409	30	53,658	696
Partners International Fund	77,203	1,303	8,674	128	3,334	47	82,543	1,383
Partners LargeCap Blend Fund I	107,905	1,113	11,274	101	4,945	43	114,234	1,170
Partners LargeCap Value Fund I	49,497	728	5,352	68	2,301	28	52,548	767
Partners MidCap Growth Fund	26,441	291	2,392	24	1,113	11	27,720	304
Partners MidCap Value Fund I	20,234	299	2,179	26	933	11	21,480	314
Partners SmallCap Growth Fund I	23,752	254	2,124	19	1,114	10	24,762	263
Partners SmallCap Growth Fund III	23,173	293	2,127	21	1,120	11	24,180	303
Preferred Securities Fund	59,879	615	5,848	57	2,436	24	63,291	648
Real Estate Securities Account	29,465	633	2,854	53	1,406	26	30,913	660
SmallCap S&P 600 Index Fund	12,886	242	1,306	20	604	9	13,588	253
SmallCap Value Account	13,817	239	1,278	19	667	10	14,428	248
SmallCap Value Fund	15,521	290	1,588	24	741	11	16,368	303

		$16,759		$1,448		$644		$17,555

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond Account	$—	$—	$—
Capital Value Account	—	—	—
Disciplined LargeCap Blend Fund	—	-2	—
Equity Growth Account	—	—	—
Growth Account	—	—	—
High Yield Fund	—	—	—
International Emerging Markets Fund	—	-1	—
International Growth Fund	—	-2	—
LargeCap Value Account	—	—	—
Partners International Fund	—	-1	—
Partners LargeCap Blend Fund I	—	-1	—
Partners LargeCap Value Fund I	—	-1	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	—	—
Preferred Securities Fund	9	—	—
Real Estate Securities Account	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account	—	—	—
SmallCap Value Fund	—	—	—

	$9	$-8	$—

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.14%)
Principal Investors Fund, Inc. Institutional Class (68.09%)
Disciplined LargeCap Blend Fund (a)	88,513	$1,197
High Yield Fund (a)	50,271	498
International Emerging Markets Fund (a)	15,895	422
International Growth Fund (a)	115,261	1,358
Partners International Fund (a)	51,400	743
Partners LargeCap Blend Fund I (a)	69,800	602
Partners LargeCap Value Fund I (a)	35,108	427
Partners MidCap Growth Fund (a)(b)	17,949	174
Partners MidCap Value Fund I (a)	13,800	161
Partners SmallCap Growth Fund I (a)(b)	18,541	156
Partners SmallCap Growth Fund III (a)(b)	15,652	149
Preferred Securities Fund (a)	30,812	291
SmallCap S&P 600 Index Fund (a)	7,179	107
SmallCap Value Fund (a)	10,550	159

		6,444

Principal Variable Contracts Fund, Inc. Class 1 (32.05%)
Bond Account (a)	19,431	225
Capital Value Account (a)	13,826	440
Equity Growth Account (a)	41,517	727
Growth Account (a)	43,137	675
LargeCap Value Account (a)	34,583	418
Real Estate Securities Account (a)	20,118	391
SmallCap Value Account (a)	10,781	157

		3,033

TOTAL INVESTMENT COMPANIES		$9,477

Total Investments		$9,477
Liabilities in Excess of Other Assets, Net — (0.14)%		(13)

TOTAL NET ASSETS — 100.00%		$9,464

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$59
Unrealized Depreciation	(1,369)

Net Unrealized Appreciation (Depreciation)	(1,310)
Cost for federal income tax purposes	10,787
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	62.76%
International Equity Funds	26.67%
Fixed Income Funds	10.71%
Liabilities in Excess of Other Assets, Net	(0.14%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond Account	17,782	$216	2,135	$26	486	$6	19,431	$236
Capital Value Account	12,448	436	1,794	59	416	13	13,826	482
Disciplined LargeCap Blend Fund	79,138	1,342	11,956	169	2,581	35	88,513	1,475
Equity Growth Account	37,483	689	5,266	95	1,232	22	41,517	762
Growth Account	39,326	578	4,975	81	1,164	18	43,137	641
High Yield Fund	44,250	460	7,401	74	1,380	14	50,271	520
International Emerging Markets Fund	14,429	437	1,885	53	419	11	15,895	479
International Growth Fund	103,909	1,450	14,846	178	3,494	40	115,261	1,587
LargeCap Value Account	30,998	397	4,662	59	1,077	13	34,583	443
Partners International Fund	45,473	766	7,415	109	1,488	20	51,400	854
Partners LargeCap Blend Fund I	62,056	641	9,876	89	2,132	19	69,800	711
Partners LargeCap Value Fund I	31,104	459	5,072	64	1,068	13	35,108	510
Partners MidCap Growth Fund	16,207	177	2,257	23	515	5	17,949	195
Partners MidCap Value Fund I	12,218	182	2,010	24	428	5	13,800	201
Partners SmallCap Growth Fund I	16,742	179	2,371	21	572	5	18,541	195
Partners SmallCap Growth Fund III	14,050	178	2,110	21	508	5	15,652	194
Preferred Securities Fund	27,532	285	4,125	40	845	8	30,812	317
Real Estate Securities Account	18,048	428	2,662	49	592	11	20,118	466
SmallCap S&P 600 Index Fund	6,391	121	1,011	15	223	3	7,179	133
SmallCap Value Account	9,673	171	1,454	21	346	5	10,781	187
SmallCap Value Fund	9,362	177	1,525	23	337	5	10,550	195

		$9,769		$1,293		$276		$10,783

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond Account	$—	$—	$—
Capital Value Account	—	—	—
Disciplined LargeCap Blend Fund	—	-1	—
Equity Growth Account	—	—	—
Growth Account	—	—	—
High Yield Fund	—	—	—
International Emerging Markets Fund	—	—	—
International Growth Fund	—	-1	—
LargeCap Value Account	—	—	—
Partners International Fund	—	-1	—
Partners LargeCap Blend Fund I	—	—	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	—	—
Preferred Securities Fund	4	—	—
Real Estate Securities Account	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account	—	—	—
SmallCap Value Fund	—	—	—

	$4	$-3	$—

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (98.32%)
Principal Investors Fund, Inc. Institutional Class (45.71%)
Disciplined LargeCap Blend Fund (a)	55,412	$749
High Yield Fund (a)	12,299	122
Inflation Protection Fund (a)	326,968	2,923
International Emerging Markets Fund (a)	4,242	113
International Growth Fund (a)	64,905	765
Partners International Fund (a)	34,910	505
Partners LargeCap Blend Fund I (a)	48,243	416
Partners LargeCap Value Fund I (a)	9,329	113
Partners MidCap Growth Fund (a)(b)	11,529	112
Partners MidCap Value Fund I (a)	9,607	112
Preferred Securities Fund (a)	160,188	1,514
SmallCap S&P 600 Index Fund (a)	22,142	331
Ultra Short Bond Fund (a)	288,979	2,485

		10,260

Principal Variable Contracts Fund, Inc. Class 1 (52.61%)
Bond Account (a)	800,847	9,258
Capital Value Account (a)	9,997	318
Equity Growth Account (a)	18,916	331
Growth Account (a)	24,323	381
LargeCap Value Account (a)	26,623	322
Money Market Account (a)	165,569	166
Real Estate Securities Account (a)	53,333	1,035

		11,811

TOTAL INVESTMENT COMPANIES		$22,071

Total Investments		$22,071
Other Assets in Excess of Liabilities, Net — 1.68%		377

TOTAL NET ASSETS — 100.00%		$22,448

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$68
Unrealized Depreciation	(1,640)

Net Unrealized Appreciation (Depreciation)	(1,572)
Cost for federal income tax purposes	23,643
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.36%
Domestic Equity Funds	18.80%
International Equity Funds	6.16%
Other Assets in Excess of Liabilities, Net	1.68%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond Account	786,933	$9,397	83,134	$988	69,220	$806	800,847	$9,579
Capital Value Account	9,156	320	1,136	37	295	10	9,997	347
Disciplined LargeCap Blend Fund	50,032	852	6,928	96	1,548	21	55,412	926
Equity Growth Account	17,285	320	2,163	38	532	9	18,916	349
Growth Account	22,410	336	2,542	41	629	10	24,323	367
High Yield Fund	—	—	12,299	122	—	—	12,299	122
Inflation Protection Fund	291,030	2,708	43,944	411	8,006	75	326,968	3,044
International Emerging Markets Fund	—	—	4,242	113	—	—	4,242	113
International Growth Fund	59,676	837	7,098	85	1,869	23	64,905	899
LargeCap Value Account	24,318	310	3,116	39	811	10	26,623	339
Money Market Account	—	—	201,482	201	35,913	35	165,569	166
Partners International Fund	30,982	525	4,875	71	947	14	34,910	582
Partners LargeCap Blend Fund I	43,411	450	6,244	56	1,412	13	48,243	493
Partners LargeCap Value Fund I	—	—	9,329	113	—	—	9,329	113
Partners MidCap Growth Fund	—	—	11,529	111	—	—	11,529	111
Partners MidCap Value Fund I	—	—	9,607	111	—	—	9,607	111
Preferred Securities Fund	145,146	1,504	19,320	190	4,278	43	160,188	1,651
Real Estate Securities Account	48,315	967	6,635	124	1,617	29	53,333	1,062
SmallCap S&P 600 Index Fund	20,017	380	2,794	42	669	10	22,142	412
Ultra Short Bond Fund	273,072	2,702	20,078	187	4,171	40	288,979	2,849

		$21,608		$3,176		$1,148		$23,635

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond Account	$—	$—	$—
Capital Value Account	—	—	—
Disciplined LargeCap Blend Fund	—	-1	—
Equity Growth Account	—	—	—
Growth Account	—	—	—
High Yield Fund	—	—	—
Inflation Protection Fund	92	—	—
International Emerging Markets Fund	—	—	—
International Growth Fund	—	—	—
LargeCap Value Account	—	—	—
Money Market Account	—	—	—
Partners International Fund	—	—	—
Partners LargeCap Blend Fund I	—	—	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Preferred Securities Fund	21	—	—
Real Estate Securities Account	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
Ultra Short Bond Fund	34	—	—

	$147	$-1	$—

Schedule of Investments
Real Estate Securities Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.29%)
Hotels & Motels (2.10%)
Marriott International Inc/DE	25,770	$885
Starwood Hotels & Resorts Worldwide Inc	61,770	3,197

		4,082

REITS — Apartments (12.81%)
American Campus Communities Inc	23,591	646
AvalonBay Communities Inc	81,623	7,878
Equity Residential	124,655	5,172
Essex Property Trust Inc	56,835	6,478
Home Properties Inc (a)	12,920	620
Mid-America Apartment Communities Inc	63,285	3,154
Post Properties Inc	24,170	933

		24,881

REITS — Diversified (9.93%)
Digital Realty Trust Inc	96,630	3,430
Entertainment Properties Trust	85,769	4,231
Vornado Realty Trust	110,439	9,521
Washington Real Estate Investment Trust (a)	62,740	2,097

		19,279

REITS — Healthcare (11.11%)
HCP Inc (a)	26,820	907
Health Care REIT Inc	111,168	5,017
Nationwide Health Properties Inc	161,860	5,463
Omega Healthcare Investors Inc	159,778	2,774
Ventas Inc	165,190	7,418

		21,579

REITS — Hotels (3.54%)
DiamondRock Hospitality Co	124,934	1,583
Host Hotels & Resorts Inc	264,391	4,209
Sunstone Hotel Investors Inc	67,490	1,081

		6,873

REITS — Manufactured Homes (1.01%)
Equity Lifestyle Properties Inc	39,540	1,952
REITS — Office Property (10.48%)
Alexandria Real Estate Equities Inc	48,768	4,522
Boston Properties Inc	130,045	11,973
Douglas Emmett Inc	115,369	2,545
SL Green Realty Corp	16,060	1,308

		20,348

REITS — Regional Malls (14.75%)
General Growth Properties Inc	90,658	3,461
Simon Property Group Inc	211,745	19,673
Taubman Centers Inc	105,643	5,504

		28,638

REITS — Shopping Centers (13.63%)
Acadia Realty Trust	143,651	3,469
Equity One Inc	72,551	1,739

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Shopping Centers (continued)
Federal Realty Investment Trust	91,578	$7,139
Kimco Realty Corp	219,140	8,584
Saul Centers Inc	27,210	1,367
Tanger Factory Outlet Centers (a)	108,589	4,177

		26,475

REITS — Single Tenant (2.01%)
National Retail Properties Inc (a)	177,418	3,912
REITS — Storage (6.12%)
Public Storage	134,220	11,895
REITS — Warehouse & Industrial (10.80%)
AMB Property Corp	127,439	6,935
Prologis	238,684	14,049

		20,984

TOTAL COMMON STOCKS		$190,898

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.56%)
Commercial Paper (1.56%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$1,511	$1,511
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	1,511	1,511

		3,022

TOTAL SHORT TERM INVESTMENTS		$3,022

REPURCHASE AGREEMENTS (2.90%)
Finance — Investment Banker & Broker (2.90%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $5,695,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (b)	$5,635	$5,635

TOTAL REPURCHASE AGREEMENTS		$5,635

Total Investments		$199,555
Liabilities in Excess of Other Assets, Net — (2.75)%		(5,343)

TOTAL NET ASSETS — 100.00%		$194,212

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
Real Estate Securities Account
March 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$12,597
Unrealized Depreciation	(19,820)

Net Unrealized Appreciation (Depreciation)	(7,223)
Cost for federal income tax purposes	206,778
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

REIT	Percent

REITS — Regional Malls	14.75%
REITS — Shopping Centers	13.63%
REITS — Apartments	12.81%
REITS — Healthcare	11.11%
REITS — Warehouse & Industrial	10.80%
REITS — Office Property	10.48%
REITS — Diversified	9.93%
REITS — Storage	6.12%
REITS — Hotels	3.54%
Finance — Investment Banker & Broker	2.90%
Hotels & Motels	2.10%
REITS — Single Tenant	2.01%
REITS — Manufactured Homes	1.01%
Diversified Financial Services	0.78%
Finance — Other Services	0.78%
Liabilities in Excess of Other Assets, Net	(2.75%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.05%)
Principal Investors Fund, Inc. Institutional Class (20.99%)
Disciplined LargeCap Blend Fund (a)	3,268,105	$44,185
High Yield Fund II (a)	2,836,194	22,548
Partners LargeCap Growth Fund II (a)(b)	4,122,524	33,392
Preferred Securities Fund (a)	1,779,906	16,820

		116,945

Principal Variable Contracts Fund, Inc. Class 1 (79.06%)
Diversified International Account (a)	2,000,629	38,892
Equity Income Account I (a)	4,090,210	71,129
Growth Account (a)	4,395,265	68,786
Income Account (a)	5,615,786	59,471
International Emerging Markets Account (a)	444,589	10,768
MidCap Stock Account (a)	1,149,294	16,423
Money Market Account (a)	5,792,983	5,793
Mortgage Securities Account (a)	8,548,996	91,474
Real Estate Securities Account (a)	591,224	11,476
Short-Term Income Account (a)	11,090,428	28,281
SmallCap Growth Account (a)(b)	811,306	7,975
SmallCap Value Account (a)	374,977	5,464
West Coast Equity Account (a)	1,088,220	24,637

		440,569

TOTAL INVESTMENT COMPANIES		$557,514

Total Investments		$557,514
Liabilities in Excess of Other Assets, Net — (0.05)%		(279)

TOTAL NET ASSETS — 100.00%		$557,235

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$74,732
Unrealized Depreciation	(14,440)

Net Unrealized Appreciation (Depreciation)	60,292
Cost for federal income tax purposes	497,222
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	50.87%
Fixed Income Funds	40.27%
International Equity Funds	8.91%
Liabilities in Excess of Other Assets, Net	(0.05%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	3,667,094	$61,722	289,113	$4,005	688,102	$9,306	3,268,105	$54,010
Diversified International Account	2,251,259	35,382	161,992	3,142	412,622	8,009	2,000,629	30,052
Equity Income Account I	4,660,700	59,881	286,309	5,054	856,799	14,907	4,090,210	49,914
Growth Account	4,949,885	54,418	344,010	5,413	898,630	14,097	4,395,265	47,721
High Yield Fund II	3,332,229	25,387	176,584	1,431	672,619	5,367	2,836,194	21,299
Income Account	6,967,874	67,049	109,668	1,158	1,461,756	15,434	5,615,786	53,399
International Emerging Markets Account	495,745	10,541	38,482	942	89,638	2,169	444,589	9,392
MidCap Stock Account	1,325,977	13,374	75,976	1,098	252,659	3,596	1,149,294	11,525
Money Market Account	6,954,317	6,954	121,131	121	1,282,465	1,282	5,792,983	5,793
Mortgage Securities Account	10,680,103	107,605	17,652	188	2,148,759	22,937	8,548,996	85,199
Partners LargeCap Growth Fund II	4,644,177	41,798	307,086	2,476	828,739	6,681	4,122,524	36,751
Preferred Securities Fund	2,174,626	20,660	46,149	446	440,869	4,227	1,779,906	16,868
Real Estate Securities Account	684,197	13,009	32,341	602	125,314	2,416	591,224	11,014
Short-Term Income Account	13,408,194	33,237	353,088	900	2,670,854	6,809	11,090,428	27,445
SmallCap Growth Account	904,715	5,015	61,398	609	154,807	1,517	811,306	4,506
SmallCap Value Account	429,951	7,620	25,092	366	80,066	1,160	374,977	6,559
West Coast Equity Account	1,246,680	18,469	73,794	1,677	232,254	5,229	1,088,220	15,798

		$582,121		$29,628		$125,143		$487,245

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-2,411	$—
Diversified International Account	—	-463	—
Equity Income Account I	—	-114	—
Growth Account	—	1,987	—
High Yield Fund II	573	-152	—
Income Account	—	626	—
International Emerging Markets Account	—	78	—
MidCap Stock Account	—	649	—
Money Market Account	61	—	—
Mortgage Securities Account	—	343	—
Partners LargeCap Growth Fund II	—	-842	—
Preferred Securities Fund	274	-11	—
Real Estate Securities Account	—	-181	—
Short-Term Income Account	—	117	—
SmallCap Growth Account	—	399	—
SmallCap Value Account	—	-267	—
West Coast Equity Account	—	881	—

	$908	$639	$—

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.79%)
Principal Investors Fund, Inc. Institutional Class (18.11%)
Disciplined LargeCap Blend Fund (a)	264,278	$3,573
High Yield Fund II (a)	511,762	4,069
Partners LargeCap Growth Fund II (a)(b)	356,102	2,884
Preferred Securities Fund (a)	257,551	2,434

		12,960

Principal Variable Contracts Fund, Inc. Class 1 (81.68%)
Diversified International Account (a)	175,535	3,412
Equity Income Account I (a)	346,951	6,033
Growth Account (a)	366,169	5,731
Income Account (a)	1,161,283	12,298
International Emerging Markets Account (a)	39,988	968
MidCap Stock Account (a)	114,929	1,642
Money Market Account (a)	745,501	746
Mortgage Securities Account (a)	1,698,895	18,178
Real Estate Securities Account (a)	53,782	1,044
Short-Term Income Account (a)	1,964,677	5,010
SmallCap Growth Account (a)(b)	73,055	718
SmallCap Value Account (a)	23,308	340
West Coast Equity Account (a)	102,633	2,324

		58,444

TOTAL INVESTMENT COMPANIES		$71,404

Total Investments		$71,404
Other Assets in Excess of Liabilities, Net — 0.21%		152

TOTAL NET ASSETS — 100.00%		$71,556

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$5,376
Unrealized Depreciation	(950)

Net Unrealized Appreciation (Depreciation)	4,426
Cost for federal income tax purposes	66,978
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	59.72%
Domestic Equity Funds	33.95%
International Equity Funds	6.12%
Other Assets in Excess of Liabilities, Net	0.21%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	264,654	$4,438	74,739	$1,026	75,115	$1,017	264,278	$4,186
Diversified International Account	175,377	2,734	49,178	951	49,020	953	175,535	2,702
Equity Income Account I	349,485	4,826	97,463	1,723	99,997	1,744	346,951	4,752
Growth Account	357,371	3,962	112,304	1,775	103,506	1,626	366,169	4,077
High Yield Fund II	556,878	4,346	104,432	842	149,548	1,194	511,762	3,932
Income Account	1,308,193	13,298	190,013	2,008	336,923	3,557	1,161,283	11,739
International Emerging Markets Account	40,976	901	10,539	258	11,527	281	39,988	856
MidCap Stock Account	118,755	1,469	29,275	416	33,101	472	114,929	1,349
Money Market Account	818,505	819	145,071	145	218,075	218	745,501	746
Mortgage Securities Account	1,925,309	19,855	269,968	2,881	496,382	5,300	1,698,895	17,444
Partners LargeCap Growth Fund II	350,050	3,164	105,615	855	99,563	803	356,102	3,115
Preferred Securities Fund	298,505	2,813	37,810	363	78,764	754	257,551	2,422
Real Estate Securities Account	55,543	1,105	13,430	246	15,191	293	53,782	1,015
Short-Term Income Account	2,338,237	5,831	231,294	587	604,854	1,541	1,964,677	4,867
SmallCap Growth Account	69,393	388	23,331	230	19,669	193	73,055	420
SmallCap Value Account	24,797	433	5,148	74	6,637	96	23,308	389
West Coast Equity Account	102,376	1,677	28,154	638	27,897	630	102,633	1,648

		$72,059		$15,018		$20,672		$65,659

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-261	$—
Diversified International Account	—	-30	—
Equity Income Account I	—	-53	—
Growth Account	—	-34	—
High Yield Fund II	102	-62	—
Income Account	—	-10	—
International Emerging Markets Account	—	-22	—
MidCap Stock Account	—	-64	—
Money Market Account	8	—	—
Mortgage Securities Account	—	8	—
Partners LargeCap Growth Fund II	—	-101	—
Preferred Securities Fund	39	—	—
Real Estate Securities Account	—	-43	—
Short-Term Income Account	—	-10	—
SmallCap Growth Account	—	-5	—
SmallCap Value Account	—	-22	—
West Coast Equity Account	—	-37	—

	$149	$-746	$—

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.10%)
Principal Investors Fund, Inc. Institutional Class (20.33%)
Disciplined LargeCap Blend Fund (a)	2,130,190	$28,800
High Yield Fund II (a)	889,960	7,075
Partners LargeCap Growth Fund II (a)(b)	2,034,234	16,478
Preferred Securities Fund (a)	435,681	4,117

		56,470

Principal Variable Contracts Fund, Inc. Class 1 (79.77%)
Diversified International Account (a)	1,434,642	27,889
Equity Income Account I (a)	2,683,600	46,668
Growth Account (a)	3,040,322	47,581
Income Account (a)	1,199,884	12,707
International Emerging Markets Account (a)	315,624	7,644
MidCap Stock Account (a)	957,209	13,679
Money Market Account (a)	2,751,689	2,752
Mortgage Securities Account (a)	1,881,528	20,132
Real Estate Securities Account (a)	462,373	8,975
Short-Term Income Account (a)	2,279,370	5,812
SmallCap Growth Account (a)(b)	559,966	5,505
SmallCap Value Account (a)	290,512	4,233
West Coast Equity Account (a)	795,337	18,006

		221,583

TOTAL INVESTMENT COMPANIES		$278,053

Total Investments		$278,053
Liabilities in Excess of Other Assets, Net — (0.10)%		(288)

TOTAL NET ASSETS — 100.00%		$277,765

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$42,473
Unrealized Depreciation	(9,590)

Net Unrealized Appreciation (Depreciation)	32,883
Cost for federal income tax purposes	245,170
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	68.38%
Fixed Income Funds	18.93%
International Equity Funds	12.79%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,666,645	$44,867	56,494	$820	592,949	$8,042	2,130,190	$35,588
Diversified International Account	1,743,173	29,568	36,199	709	344,730	6,674	1,434,642	23,098
Equity Income Account I	3,344,770	42,190	45,697	822	706,867	12,329	2,683,600	31,370
Growth Account	3,796,190	45,460	42,921	684	798,789	12,545	3,040,322	35,187
High Yield Fund II	1,139,291	8,487	28,068	230	277,399	2,219	889,960	6,536
Income Account	1,639,096	15,615	3,546	37	442,758	4,678	1,199,884	11,159
International Emerging Markets Account	381,924	8,315	6,788	170	73,088	1,772	315,624	6,659
MidCap Stock Account	1,180,148	11,848	16,711	240	239,650	3,419	957,209	9,557
Money Market Account	3,206,622	3,207	217,035	217	671,968	672	2,751,689	2,752
Mortgage Securities Account	2,584,324	25,823	3,882	41	706,678	7,543	1,881,528	18,459
Partners LargeCap Growth Fund II	2,536,041	22,870	37,263	306	539,070	4,344	2,034,234	18,281
Preferred Securities Fund	602,406	5,699	9,893	96	176,618	1,705	435,681	4,100
Real Estate Securities Account	563,725	11,123	10,403	186	111,755	2,147	462,373	8,633
Short-Term Income Account	2,781,143	6,931	77,339	196	579,112	1,477	2,279,370	5,677
SmallCap Growth Account	668,450	3,758	8,737	89	117,221	1,153	559,966	3,059
SmallCap Value Account	365,914	6,447	4,574	67	79,976	1,157	290,512	5,090
West Coast Equity Account	989,326	14,096	13,680	316	207,669	4,681	795,337	10,933

		$306,304		$5,226		$76,557		$236,138

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-2,057	$—
Diversified International Account	—	-505	—
Equity Income Account I	—	687	—
Growth Account	—	1,588	—
High Yield Fund II	189	38	—
Income Account	—	185	—
International Emerging Markets Account	—	-54	—
MidCap Stock Account	—	888	—
Money Market Account	29	—	—
Mortgage Securities Account	—	138	—
Partners LargeCap Growth Fund II	—	-551	—
Preferred Securities Fund	71	10	—
Real Estate Securities Account	—	-529	—
Short-Term Income Account	—	27	—
SmallCap Growth Account	—	365	—
SmallCap Value Account	—	-267	—
West Coast Equity Account	—	1,202	—

	$289	$1,165	$—

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.01%)
Principal Investors Fund, Inc. Institutional Class (17.74%)
Disciplined LargeCap Blend Fund (a)	463,025	$6,260
High Yield Fund II (a)	940,096	7,474
Partners LargeCap Growth Fund II (a)(b)	461,119	3,735
Preferred Securities Fund (a)	509,847	4,818

		22,287

Principal Variable Contracts Fund, Inc. Class 1 (82.27%)
Diversified International Account (a)	192,816	3,748
Equity Income Account I (a)	355,208	6,177
Growth Account (a)	402,857	6,305
Income Account (a)	2,639,829	27,956
International Emerging Markets Account (a)	39,558	958
MidCap Stock Account (a)	173,289	2,476
Money Market Account (a)	1,302,315	1,302
Mortgage Securities Account (a)	3,307,669	35,392
Real Estate Securities Account (a)	53,620	1,041
Short-Term Income Account (a)	5,927,478	15,115
SmallCap Growth Account (a)(b)	84,735	833
SmallCap Value Account (a)	42,101	614
West Coast Equity Account (a)	64,404	1,458

		103,375

TOTAL INVESTMENT COMPANIES		$125,662

Total Investments		$125,662
Liabilities in Excess of Other Assets, Net — (0.01)%		(10)

TOTAL NET ASSETS — 100.00%		$125,652

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$10,754
Unrealized Depreciation	(1,987)

Net Unrealized Appreciation (Depreciation)	8,767
Cost for federal income tax purposes	116,895
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.26%
Domestic Equity Funds	23.00%
International Equity Funds	3.75%
Liabilities in Excess of Other Assets, Net	(0.01%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	543,510	$9,159	131,955	$1,816	212,440	$2,866	463,025	$7,357
Diversified International Account	231,452	5,029	51,345	984	89,981	1,747	192,816	4,035
Equity Income Account I	432,558	4,959	84,875	1,505	162,225	2,817	355,208	4,014
Growth Account	469,799	4,619	114,303	1,806	181,245	2,833	402,857	3,825
High Yield Fund II	1,200,481	8,619	186,393	1,509	446,778	3,559	940,096	6,626
Income Account	3,506,911	34,691	395,350	4,180	1,262,432	13,339	2,639,829	25,855
International Emerging Markets Account	49,925	1,337	8,379	206	18,746	454	39,558	1,041
MidCap Stock Account	215,190	2,276	40,481	579	82,382	1,170	173,289	1,788
Money Market Account	1,702,973	1,703	231,481	231	632,139	632	1,302,315	1,302
Mortgage Securities Account	4,475,400	45,751	432,913	4,617	1,600,644	17,102	3,307,669	33,400
Partners LargeCap Growth Fund II	562,465	5,072	116,020	937	217,366	1,750	461,119	4,035
Preferred Securities Fund	682,591	6,582	67,542	657	240,286	2,295	509,847	4,909
Real Estate Securities Account	65,863	1,277	11,724	215	23,967	464	53,620	994
Short-Term Income Account	8,010,222	19,983	795,506	2,024	2,878,250	7,338	5,927,478	14,614
SmallCap Growth Account	100,211	469	22,544	224	38,020	373	84,735	399
SmallCap Value Account	51,340	910	10,634	154	19,873	287	42,101	710
West Coast Equity Account	80,449	988	12,797	291	28,842	647	64,404	765

		$153,424		$21,935		$59,673		$115,669

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-752	$—
Diversified International Account	—	-231	—
Equity Income Account I	—	367	—
Growth Account	—	233	—
High Yield Fund II	221	57	—
Income Account	—	323	—
International Emerging Markets Account	—	-48	—
MidCap Stock Account	—	103	—
Money Market Account	16	—	—
Mortgage Securities Account	—	134	—
Partners LargeCap Growth Fund II	—	-224	—
Preferred Securities Fund	86	-35	—
Real Estate Securities Account	—	-34	—
Short-Term Income Account	—	-55	—
SmallCap Growth Account	—	79	—
SmallCap Value Account	—	-67	—
West Coast Equity Account	—	133	—

	$323	$-17	$—

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.14%)
Principal Investors Fund, Inc. Institutional Class (25.64%)
Disciplined LargeCap Blend Fund (a)	1,381,565	$18,679
High Yield Fund II (a)	602,665	4,791
Partners LargeCap Growth Fund II (a)(b)	1,343,324	10,881

		34,351

Principal Variable Contracts Fund, Inc. Class 1 (74.50%)
Diversified International Account (a)	778,536	15,135
Equity Income Account I (a)	1,439,533	25,033
Growth Account (a)	1,539,270	24,090
International Emerging Markets Account (a)	167,427	4,055
MidCap Stock Account (a)	558,725	7,984
Money Market Account (a)	1,415,315	1,415
Real Estate Securities Account (a)	219,873	4,268
Short-Term Income Account (a)	561,608	1,432
SmallCap Growth Account (a)(b)	294,699	2,897
SmallCap Value Account (a)	187,083	2,726
West Coast Equity Account (a)	475,992	10,776

		99,811

TOTAL INVESTMENT COMPANIES		$134,162

Total Investments		$134,162
Liabilities in Excess of Other Assets, Net — (0.14)%		(194)

TOTAL NET ASSETS — 100.00%		$133,968

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$19,395
Unrealized Depreciation	(5,949)

Net Unrealized Appreciation (Depreciation)	13,446
Cost for federal income tax purposes	120,716
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	80.12%
International Equity Funds	14.32%
Fixed Income Funds	5.70%
Liabilities in Excess of Other Assets, Net	(0.14%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		March 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,134,095	$35,939	96,583	$1,371	849,113	$11,475	1,381,565	$22,848
Diversified International Account	1,184,948	21,221	58,058	1,145	464,470	9,002	778,536	12,674
Equity Income Account I	2,255,487	33,488	73,440	1,321	889,394	15,459	1,439,533	18,413
Growth Account	2,381,675	29,326	84,069	1,335	926,474	14,513	1,539,270	17,826
High Yield Fund II	996,749	7,870	31,680	259	425,764	3,395	602,665	4,584
International Emerging Markets Account	257,558	5,601	11,138	281	101,269	2,452	167,427	3,519
MidCap Stock Account	879,768	9,577	25,542	371	346,585	4,929	558,725	5,569
Money Market Account	2,210,994	2,211	91,183	91	886,862	887	1,415,315	1,415
Partners LargeCap Growth Fund II	2,073,555	18,697	73,758	604	803,989	6,475	1,343,324	12,020
Real Estate Securities Account	337,437	6,928	11,491	207	129,055	2,492	219,873	4,145
Short-Term Income Account	912,343	2,274	14,709	37	365,444	932	561,608	1,398
SmallCap Growth Account	448,418	2,859	20,012	202	173,731	1,703	294,699	1,680
SmallCap Value Account	295,804	5,235	7,569	111	116,290	1,681	187,083	3,267
West Coast Equity Account	741,981	11,655	25,440	588	291,429	6,554	475,992	6,496

		$192,881		$7,923		$81,949		$115,854

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-2,987	$—
Diversified International Account	—	-690	—
Equity Income Account I	—	-937	—
Growth Account	—	1,678	—
High Yield Fund II	167	-150	—
International Emerging Markets Account	—	89	—
MidCap Stock Account	—	550	—
Money Market Account	20	—	—
Partners LargeCap Growth Fund II	—	-806	—
Real Estate Securities Account	—	-498	—
Short-Term Income Account	—	19	—
SmallCap Growth Account	—	322	—
SmallCap Value Account	—	-398	—
West Coast Equity Account	—	807	—

	$187	$-3,001	$—

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (85.22%)
Aerospace & Defense (0.13%)
Lockheed Martin Corp
4.12%, 3/14/2013	$195	$195
Agricultural Operations (0.43%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	300	302
Cargill Inc
5.20%, 1/22/2013 (a)	350	353

		655

Airlines (0.32%)
American Airlines Inc
7.69%, 5/23/2008 (b)	93	93
7.25%, 2/ 5/2009	150	148
Delta Air Lines Inc
6.62%, 3/18/2011	252	247

		488

Appliances (0.07%)
Whirlpool Corp
3.30%, 6/15/2009 (c)	100	100
Asset Backed Securities (3.13%)
Carrington Mortgage Loan Trust
2.88%, 12/25/2035 (c)(d)	500	480
Chase Funding Mortgage Loan Asset-Backed Certificates
2.83%, 12/25/2033 (c)	46	44
Citigroup Mortgage Loan Trust Inc
2.85%, 7/25/2035 (c)	11	11
2.84%, 8/25/2035 (c)(d)	127	117
3.50%, 7/25/2037 (b)(c)	176	176
CNH Equipment Trust
3.67%, 9/15/2010 (c)	160	160
Countrywide Asset-Backed Certificates
2.85%, 4/25/2036 (c)(d)	300	286
3.10%, 2/25/2037 (c)	325	81
6.02%, 9/25/2046 (c)	900	878
Countrywide Home Equity Loan Trust
3.05%, 12/15/2035 (c)	65	43
3.06%, 2/15/2036 (c)(d)	250	231
First Horizon Asset Backed Trust
2.73%, 10/25/2026 (c)	288	225
First-Citizens Home Equity Loan LLC
3.03%, 9/15/2022 (a)(c)	67	62
Ford Credit Floorplan Master Owner Trust
3.27%, 6/15/2011 (c)	325	311
GMAC Mortgage Corp Loan Trust
2.78%, 8/25/2035 (c)	200	174
Great America Leasing Receivables
5.39%, 9/15/2011 (a)	490	499
JP Morgan Mortgage Acquisition Corp
2.68%, 3/25/2037 (c)	245	236

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Marriott Vacation Club Owner Trust
5.81%, 10/20/2029 (a)(b)	$147	$148
Nomura Asset Acceptance Corp
2.82%, 1/25/2036 (a)(c)	219	150
Popular ABS Mortgage Pass-Through Trust
2.86%, 11/25/2035 (c)(d)	179	177
Swift Master Auto Receivables Trust
2.92%, 6/15/2012 (c)	220	203
Wells Fargo Home Equity Trust
2.70%, 3/25/2037 (c)	139	136

		4,828

Auto — Car & Light Trucks (0.38%)
Daimler Finance North America LLC
4.05%, 6/ 4/2008	200	200
3.30%, 3/13/2009 (c)	150	148
5.88%, 3/15/2011	225	230

		578

Auto/Truck Parts & Equipment — Original (0.09%)
Tenneco Inc
10.25%, 7/15/2013	129	137
Automobile Sequential (2.23%)
Capital Auto Receivables Asset Trust
2.85%, 10/15/2009 (c)	292	292
3.05%, 3/15/2010 (c)(d)	400	398
3.19%, 6/15/2010 (c)	100	99
5.52%, 3/15/2011 (c)	270	276
CPS Auto Trust
5.53%, 11/15/2010 (a)(b)	475	478
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (c)	200	185
5.60%, 10/15/2012	240	237
5.69%, 11/15/2012 (c)	225	223
Honda Auto Receivables Owner Trust
5.46%, 5/23/2011	450	461
Hyundai Auto Receivables Trust
3.22%, 1/17/2012 (c)	300	295
Nissan Auto Receivables Owner Trust
4.28%, 7/15/2013	150	149
WFS Financial Owner Trust
3.93%, 2/17/2012 (d)	187	187
4.50%, 5/17/2013	160	162

		3,442

Beverages — Non-Alcoholic (0.13%)
Panamerican Beverages Inc
7.25%, 7/ 1/2009	200	206
Brewery (0.24%)
SABMiller PLC
5.03%, 7/ 1/2009 (a)(c)	150	150

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Brewery (continued)
SABMiller PLC (continued)
6.20%, 7/ 1/2011 (a)	$200	$213

		363

Building & Construction Products — Miscellaneous (0.21%)
CRH America Inc
6.95%, 3/15/2012	200	209
Masco Corp
5.88%, 7/15/2012	111	112

		321

Building Products — Cement & Aggregate (0.18%)
Martin Marietta Materials Inc
3.40%, 4/30/2010 (c)	280	273
Building Products — Wood (0.21%)
Masco Corp
3.20%, 3/12/2010 (c)	350	327
Cable TV (0.97%)
Comcast Corp
4.68%, 7/14/2009 (c)	350	341
5.45%, 11/15/2010	145	149
COX Communications Inc
4.63%, 1/15/2010	250	250
7.13%, 10/ 1/2012	150	159
DirecTV Holdings LLC/DirecTV Financing
8.38%, 3/15/2013	200	203
Echostar DBS Corp
5.75%, 10/ 1/2008	200	199
Rogers Cable Inc
7.88%, 5/ 1/2012	175	191

		1,492

Casino Hotels (0.10%)
Mandalay Resort Group
9.50%, 8/ 1/2008	150	150
Cellular Telecommunications (0.60%)
America Movil SAB de CV
2.76%, 6/27/2008 (a)(c)(d)	175	173
Rogers Wireless Inc
7.25%, 12/15/2012	325	348
Rural Cellular Corp
8.25%, 3/15/2012	175	179
Vodafone Group PLC
3.14%, 6/15/2011 (c)(d)	225	224

		924

Chemicals — Diversified (0.07%)
Huntsman LLC
11.50%, 7/15/2012	100	106

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Coatings & Paint (0.14%)
Valspar Corp
5.63%, 5/ 1/2012	$220	$221
Commercial Banks (0.74%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(c)	165	148
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	200	206
9.38%, 6/ 1/2011 (a)	340	368
Glitnir Banki HF
4.42%, 10/15/2008 (a)(c)	100	100
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)	175	179
Wachovia Bank NA
7.88%, 2/15/2010	125	133

		1,134

Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009	75	73
Computers — Integrated Systems (0.23%)
NCR Corp
7.13%, 6/15/2009	350	360
Computers — Memory Devices (0.13%)
Seagate Technology HDD Holdings
5.57%, 10/ 1/2009 (c)	100	96
6.38%, 10/ 1/2011 (e)	100	99

		195

Containers — Metal & Glass (0.08%)
Vitro SAB de CV
8.63%, 2/ 1/2012	140	129
Containers — Paper & Plastic (0.06%)
Pactiv Corp
5.88%, 7/15/2012	90	92
Credit Card Asset Backed Securities (2.32%)
American Express Credit Account Master Trust
3.10%, 3/15/2012 (c)	600	587
BA Credit Card Trust
3.42%, 3/15/2012 (c)	350	324
Bank One Issuance Trust
3.19%, 12/15/2010 (c)(d)	150	150
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (a)	630	627
Chase Credit Card Master Trust
3.15%, 1/17/2011 (c)	225	223
Citibank Credit Card Issuance Trust
4.40%, 9/15/2010	300	301
Citibank Credit Card Master Trust I
5.88%, 3/10/2011	200	205

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Credit Card Asset Backed Securities (continued)
MBNA Master Credit Card Trust
4.59%, 9/15/2010 (c)	$425	$424
Providian Gateway Master Trust
3.19%, 5/16/2011 (a)(c)	415	415
3.18%, 7/15/2011 (a)(c)	325	325

		3,581

Data Processing & Management (0.10%)
Fidelity National Information Services
4.75%, 9/15/2008	155	150
Diversified Financial Services (0.65%)
General Electric Capital Corp
5.25%, 10/19/2012	675	701
TNK-BP Finance SA
6.13%, 3/20/2012 (a)	325	306

		1,007

Diversified Manufacturing Operations (0.59%)
Honeywell International Inc
4.25%, 3/ 1/2013	255	258
Tyco Electronics Group SA
6.00%, 10/ 1/2012 (a)	285	292
Tyco International Group SA
6.13%, 1/15/2009	350	354

		904

Diversified Operations (0.14%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (a)(c)	325	215
Electric — Generation (0.11%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	40	42
Indiantown Cogeneration LP
9.26%, 12/15/2010	119	124

		166

Electric — Integrated (2.47%)
Arizona Public Service Co
6.38%, 10/15/2011	525	544
Commonwealth Edison Co
6.15%, 3/15/2012	275	287
Dominion Resources Inc/VA
5.69%, 5/15/2008	125	125
3.25%, 11/14/2008 (c)	165	164
DTE Energy Co
6.65%, 4/15/2009	175	180
Entergy Gulf States Inc
3.60%, 6/ 1/2008	75	75
3.74%, 12/ 8/2008 (a)(c)	90	90
Entergy Louisiana LLC
5.83%, 11/ 1/2010	150	150
Entergy Mississippi Inc
5.15%, 2/ 1/2013	225	227

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Integrys Energy Group Inc
7.00%, 11/ 1/2009	$325	$338
Ipalco Enterprises Inc
8.38%, 11/14/2008 (c)	75	76
Midamerican Energy Holdings Co
7.52%, 9/15/2008	200	203
Northeast Utilities
3.30%, 6/ 1/2008	100	100
Ohio Power Co
4.83%, 4/ 5/2010 (c)	200	195
Pepco Holdings Inc
3.70%, 6/ 1/2010 (c)	175	175
Public Service Co of Colorado
4.38%, 10/ 1/2008	70	70
Scottish Power PLC
4.91%, 3/15/2010	150	152
TECO Energy Inc
5.24%, 5/ 1/2010 (c)	225	226
Texas-New Mexico Power Co
6.13%, 6/ 1/2008	83	83
Transelec SA
7.88%, 4/15/2011	325	351

		3,811

Electronic Components — Miscellaneous (0.13%)
Jabil Circuit Inc
5.88%, 7/15/2010	200	198
Electronic Components — Semiconductors (0.33%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013	135	136
National Semiconductor Corp
3.05%, 6/15/2010 (c)(d)	400	365

		501

Electronic Connectors (0.20%)
Thomas & Betts Corp
6.63%, 5/ 7/2008	125	125
7.25%, 6/ 1/2013	175	180

		305

Fiduciary Banks (0.20%)
Bank of New York Mellon Corp/The
4.50%, 4/ 1/2013	310	312
Finance — Auto Loans (0.32%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011	100	89
7.13%, 1/13/2012 (c)	150	111
GMAC LLC
4.31%, 5/15/2009 (c)	175	150
6.00%, 12/15/2011	65	49

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Auto Loans (continued)
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)	$90	$91

		490

Finance — Commercial (0.31%)
CIT Group Inc
3.47%, 4/27/2011 (c)	200	145
Textron Financial Canada Funding Corp
5.13%, 11/ 1/2010	325	338

		483

Finance — Consumer Loans (0.39%)
American General Finance Corp
4.88%, 5/15/2010 (f)	125	125
HSBC Finance Corp
3.35%, 11/16/2009 (c)(d)	300	286
3.15%, 9/14/2012 (c)	150	128
SLM Corp
5.28%, 3/ 2/2009 (c)	75	66

		605

Finance — Credit Card (0.16%)
Capital One Bank USA NA
5.75%, 9/15/2010	250	243
Finance — Investment Banker & Broker (3.53%)
Bear Stearns Cos Inc/The
4.33%, 7/16/2009 (c)	240	232
3.28%, 11/28/2011 (c)	400	348
Citigroup Inc
5.50%, 8/27/2012	300	302
Goldman Sachs Group Inc/The
3.28%, 3/ 2/2010 (c)	75	74
6.88%, 1/15/2011	525	560
3.32%, 2/ 6/2012 (c)	150	140
Jefferies Group Inc
5.88%, 6/ 8/2014	315	313
JPMorgan Chase & Co
5.60%, 6/ 1/2011	600	628
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	185	117
Lehman Brothers Holdings Inc
3.35%, 11/10/2009 (c)	100	91
6.00%, 7/19/2012	300	296
5.63%, 1/24/2013	335	326
Merrill Lynch & Co Inc
3.70%, 4/21/2008	350	350
3.40%, 2/ 6/2009 (c)(d)	180	178
5.24%, 3/ 2/2009 (c)	40	39
3.31%, 2/ 5/2010 (c)	50	48
3.44%, 11/ 1/2011 (c)	200	182
3.24%, 6/ 5/2012 (c)(d)	125	109
6.05%, 8/15/2012	215	218
5.45%, 2/ 5/2013	300	295

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Morgan Stanley
4.54%, 1/15/2010 (c)	$315	$308
5.63%, 1/ 9/2012	275	277

		5,431

Finance — Leasing Company (0.27%)
International Lease Finance Corp
4.66%, 1/15/2010 (c)	225	216
5.30%, 5/ 1/2012	200	196

		412

Finance — Mortgage Loan/Banker (0.50%)
Countrywide Financial Corp
2.85%, 12/19/2008 (c)	105	99
2.82%, 3/24/2009 (c)	225	207
5.80%, 6/ 7/2012	225	204
Residential Capital LLC
3.49%, 6/ 9/2008 (c)	100	79
6.18%, 5/22/2009 (c)	325	185

		774

Finance — Other Services (0.21%)
Alamosa Delaware Inc
8.50%, 1/31/2012	100	90
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)	225	226

		316

Financial Guarantee Insurance (0.10%)
MGIC Investment Corp
5.63%, 9/15/2011	180	151
Food — Miscellaneous/Diversified (0.51%)
General Mills Inc
4.02%, 1/22/2010 (c)(d)	200	196
8.02%, 2/ 5/2013 (b)	350	390
Kraft Foods Inc
3.60%, 8/11/2010 (c)	135	130
6.00%, 2/11/2013	70	72

		788

Food – Retail (0.27%)
Kroger Co/The
5.00%, 4/15/2013	245	246
Safeway Inc
6.50%, 11/15/2008	100	102
3.00%, 3/27/2009 (c)	75	74

		422

Gas — Distribution (0.29%)
Sempra Energy
4.75%, 5/15/2009	175	177
Southern California Gas Co
3.25%, 12/ 1/2009 (c)(d)	125	123

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Gas — Distribution (continued)
Southern Union Co
6.15%, 8/16/2008	$150	$151

		451

Health Care Cost Containment (0.27%)
McKesson Corp
5.25%, 3/ 1/2013	400	415
Home Equity — Other (3.69%)
ACE Securities Corp
2.81%, 8/25/2035 (c)(d)	141	140
2.80%, 10/25/2035 (c)(d)	54	54
Bear Stearns Asset Backed Securities Trust
3.20%, 3/25/2034 (c)	72	55
2.78%, 6/25/2047 (c)(d)	525	454
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)	1,300	937
First NLC Trust
2.83%, 5/25/2035 (c)	83	69
2.93%, 5/25/2035 (c)	75	61
2.83%, 12/25/2035 (c)(d)	94	94
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (c)	167	158
5.75%, 10/25/2036	500	448
6.05%, 12/25/2037 (c)	335	245
GSAA Trust
6.04%, 7/25/2036	400	348
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (c)	600	344
JP Morgan Mortgage Acquisition Corp
2.86%, 7/25/2035 (c)(d)	123	120
Mastr Asset Backed Securities Trust
3.10%, 3/25/2035 (c)	200	161
Morgan Stanley ABS Capital I
2.85%, 9/25/2035 (c)(d)	64	63
New Century Home Equity Loan Trust
2.89%, 3/25/2035 (c)	5	5
Option One Mortgage Loan Trust
3.05%, 3/25/2037 (c)	275	61
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (c)	944	934
Residential Asset Securities Corp
4.59%, 8/25/2031	274	273
4.47%, 3/25/2032	326	311
3.75%, 3/25/2035 (c)	50	38
2.80%, 5/25/2035 (c)	8	8
2.87%, 7/25/2035 (c)(d)	120	119
Specialty Underwriting & Residential Finance
3.11%, 2/25/2035 (c)	15	12
2.83%, 3/25/2036 (c)	35	34
WAMU Asset-Backed Certificates
2.77%, 5/25/2037 (c)(d)	200	145

		5,691

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Sequential (2.00%)
BNC Mortgage Loan Trust
2.77%, 7/25/2037 (c)	$386	$275
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035	1,000	829
5.71%, 11/25/2035 (c)	750	525
5.56%, 4/25/2036	630	445
5.51%, 8/25/2036	295	286
5.81%, 11/25/2036	650	474
New Century Home Equity Loan Trust
4.76%, 11/25/2033	267	253

		3,087

Life & Health Insurance (1.08%)
Cigna Corp
7.00%, 1/15/2011	200	208
Lincoln National Corp
6.05%, 4/20/2067 (c)	110	96
Pacific Life Global Funding
2.83%, 6/22/2011 (a)(c)(d)	225	225
Prudential Financial Inc
5.15%, 1/15/2013	500	499
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	285	291
Sun Life Financial Global Funding LP
5.08%, 7/ 6/2010 (a)(c)	125	125
Unum Group
6.00%, 5/15/2008	75	75
5.86%, 5/15/2009	135	139

		1,658

Machinery — Farm (0.16%)
Case New Holland Inc
6.00%, 6/ 1/2009	250	251
Medical — Drugs (0.63%)
Abbott Laboratories
5.15%, 11/30/2012	500	532
Angiotech Pharmaceuticals Inc
6.83%, 12/ 1/2013 (c)	125	96
AstraZeneca PLC
5.40%, 9/15/2012	200	211
Elan Finance PLC/Elan Finance Corp
7.20%, 12/ 1/2013 (c)	150	131

		970

Medical — HMO (0.49%)
Coventry Health Care Inc
6.30%, 8/15/2014	200	201
5.95%, 3/15/2017	115	109
UnitedHealth Group Inc
5.50%, 11/15/2012	200	203
4.88%, 2/15/2013	250	247

		760

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — Wholesale Drug Distribution (0.31%)
Cardinal Health Inc
5.50%, 10/ 2/2009 (c)	$150	$146
5.65%, 6/15/2012	325	338

		484

Medical Products (0.17%)
Covidien International Finance SA
5.45%, 10/15/2012 (a)	250	258
Metal — Diversified (0.02%)
Xstrata Canada Corp
7.25%, 7/15/2012	30	32
Metal Processors & Fabrication (0.10%)
Timken Co
5.75%, 2/15/2010	150	155
Money Center Banks (0.23%)
Deutsche Bank AG/London
5.38%, 10/12/2012	335	350
Mortgage Backed Securities (35.09%)
ACT Depositor Corp
3.12%, 9/22/2041 (a)(c)	400	280
Adjustable Rate Mortgage Trust
3.17%, 2/25/2035 (c)	18	15
2.87%, 8/25/2036 (c)	353	177
Banc of America Alternative Loan Trust
3.00%, 6/25/2036 (c)	465	450
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031	10	10
7.33%, 11/15/2031	200	204
6.85%, 4/15/2036	100	103
1.03%, 11/10/2038 (c)	9,586	185
0.69%, 7/10/2042 (c)	16,897	271
5.09%, 7/10/2043	750	730
0.16%, 9/10/2045	40,355	320
0.08%, 10/10/2045	50,232	170
5.31%, 10/10/2045 (c)	710	698
0.41%, 7/10/2046 (c)	39,433	695
Banc of America Mortgage Securities Inc
4.09%, 3/25/2034 (c)	306	307
4.78%, 5/25/2035 (c)	300	302
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (c)	293	265
Bear Stearns Alt-A Trust
2.88%, 7/25/2035 (c)	28	17
6.28%, 7/25/2036 (c)	1,091	209
6.22%, 8/25/2036 (c)	454	407
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	349	361
3.97%, 11/11/2035	202	198

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Inc (continued)
0.49%, 5/11/2039 (a)(c)	$1,998	$27
0.22%, 2/11/2041 (c)	6,503	61
4.13%, 11/11/2041	850	839
Bella Vista Mortgage Trust
2.79%, 5/20/2045 (c)	53	40
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	498	516
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (c)	488	397
4.80%, 7/25/2037 (c)	220	212
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (c)	20,856	467
Citigroup/Deutsche Bank Commercial Mortgage
0.26%, 11/15/2044 (a)	26,075	312
0.43%, 10/15/2048 (c)	20,350	389
0.34%, 12/11/2049 (c)	55,907	853
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.38%, 12/11/2049 (a)(c)	13,519	291
Commercial Mortgage Pass Through Certificates
1.48%, 6/10/2010 (a)(c)	1,913	55
3.25%, 6/10/2038	58	56
0.06%, 12/10/2046 (a)(c)	6,612	68
Countrywide Alternative Loan Trust
3.65%, 2/25/2035 (c)	210	187
5.64%, 7/20/2035 (c)(d)	152	106
3.02%, 12/25/2035 (c)(d)	298	209
5.24%, 2/25/2036 (c)	265	205
6.00%, 5/25/2036	373	355
6.00%, 5/25/2036	235	234
2.77%, 6/25/2036 (c)(d)	400	185
2.88%, 6/25/2036 (c)	767	382
3.10%, 9/25/2036 (c)	216	184
2.81%, 5/20/2046 (c)(d)	661	412
Countrywide Asset-Backed Certificates
3.41%, 11/25/2035 (c)	36	33
2.87%, 1/25/2036 (c)(d)	433	406
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	2	2
5.50%, 7/25/2033	590	586
4.49%, 12/25/2033	497	490
4.41%, 6/20/2035 (c)(d)	142	137
5.87%, 9/20/2036 (c)	701	490
Credit Suisse Mortgage Capital Certificates
0.58%, 9/15/2039 (a)	34,378	859
0.09%, 12/15/2039	3,809	54
5.87%, 9/15/2040	375	343
CS First Boston Mortgage Securities Corp
6.38%, 12/16/2035	491	504

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
CS First Boston Mortgage Securities Corp (continued)
1.11%, 3/15/2036 (a)(c)	$2,419	$47
0.40%, 5/15/2036 (a)(c)	4,114	32
0.58%, 7/15/2036 (a)(c)	4,205	62
0.52%, 11/15/2036 (a)(c)	7,495	273
0.25%, 8/15/2038 (a)	43,683	411
CW Capital Cobalt Ltd
5.17%, 8/15/2048	375	366
Fannie Mae
2.90%, 2/25/2032 (c)(d)	175	172
Fannie Mae Whole Loan
2.80%, 5/25/2035 (c)	114	107
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	97	101
Freddie Mac
5.13%, 12/15/2013	220	222
5.50%, 1/15/2017	90	90
4.00%, 1/15/2022	12	12
3.27%, 6/15/2023 (c)	85	84
3.22%, 7/15/2023 (c)	632	616
3.12%, 10/15/2034 (c)	60	60
GE Capital Commercial Mortgage Corp
0.25%, 5/10/2014	34,162	351
Ginnie Mae
1.69%, 10/16/2012 (c)	3,926	117
4.51%, 10/16/2028 (c)	307	310
3.96%, 6/16/2031	965	968
1.11%, 2/16/2047 (c)	7,981	421
0.85%, 3/16/2047 (c)	2,366	131
GMAC Commercial Mortgage Securities Inc
6.95%, 9/15/2033	94	95
0.79%, 3/10/2038 (a)(c)	1,203	24
0.38%, 8/10/2038 (a)(c)	18,929	211
GMAC Mortgage Corp Loan Trust
5.25%, 7/25/2034	200	191
Greenpoint Mortgage Funding Trust
2.87%, 6/25/2045 (c)	55	50
2.90%, 6/25/2045 (c)	52	37
2.91%, 10/25/2045 (c)(d)	104	82
Greenwich Capital Commercial Funding Corp
0.28%, 6/10/2036 (a)(c)	19,202	151
0.11%, 4/10/2037 (a)	63,291	256
0.32%, 3/10/2039 (a)(c)	10,435	197
0.78%, 8/10/2042 (a)(c)	4,740	91
0.31%, 12/10/2049 (a)(c)	26,285	401
GS Mortgage Securities Corp II
0.65%, 11/10/2039 (a)	11,549	393
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (c)	237	234

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Heller Financial Commercial Mortgage Asset Corp
7.93%, 1/17/2034 (c)	$575	$601
Impac CMB Trust
3.60%, 10/25/2033 (c)	25	21
4.15%, 10/25/2034 (c)	52	27
3.36%, 1/25/2035 (c)	209	168
2.91%, 4/25/2035 (c)	40	26
3.03%, 4/25/2035 (c)	38	23
2.90%, 8/25/2035 (c)	16	11
3.11%, 8/25/2035 (c)	48	30
3.14%, 8/25/2035 (c)	53	32
2.85%, 4/25/2037 (c)	450	354
Impac Secured Assets CMN Owner Trust
3.00%, 11/25/2034 (c)	842	632
Indymac Index Mortgage Loan Trust
2.90%, 4/25/2034 (c)	19	18
2.83%, 4/25/2035 (c)	51	37
2.93%, 4/25/2035 (c)	34	23
5.51%, 7/25/2035 (c)	521	535
2.90%, 8/25/2035 (c)(d)	122	94
2.78%, 1/25/2037 (c)(d)	485	326
2.84%, 6/25/2037 (c)	431	315
JP Morgan Chase Commercial Mortgage Securities
0.49%, 10/12/2035 (a)(c)	5,546	170
6.04%, 11/15/2035	721	729
6.96%, 11/15/2035 (a)(c)	175	183
0.56%, 10/12/2037 (a)(c)	2,897	108
3.48%, 6/12/2041	193	190
5.30%, 5/15/2047 (c)	750	734
5.31%, 1/15/2049	325	317
0.35%, 2/12/2051 (c)	30,050	432
JP Morgan Commercial Mortgage Finance Corp
6.66%, 10/15/2035	350	351
JP Morgan Mortgage Trust
3.81%, 5/25/2034	242	246
5.11%, 6/25/2035 (c)	142	140
5.30%, 7/25/2035	577	555
4.97%, 8/25/2035 (c)	500	471
5.82%, 6/25/2036 (c)(d)	671	656
5.82%, 6/25/2036 (c)	200	175
5.82%, 1/25/2037 (c)	621	607
5.71%, 4/25/2037 (c)	400	394
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	37	37
5.97%, 3/15/2026	64	64
4.90%, 6/15/2026	48	48
5.39%, 6/15/2026	200	201
3.09%, 5/15/2027	327	325
4.19%, 8/15/2029 (d)	600	593

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (continued)
3.63%, 10/15/2029	$238	$236
0.52%, 7/15/2035 (a)(c)	2,248	68
0.57%, 10/15/2035 (a)(c)	4,927	183
1.11%, 3/15/2036 (a)(c)	1,323	28
0.66%, 8/15/2036 (a)(c)	1,102	15
0.49%, 2/15/2040 (c)	3,251	90
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (c)	199	195
Merrill Lynch Mortgage Trust
0.18%, 11/12/2035 (a)(c)	12,607	62
0.14%, 7/12/2038	49,116	333
5.61%, 5/12/2039 (c)	575	573
0.26%, 9/12/2042 (c)	19,683	170
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.08%, 7/12/2046 (a)(c)	17,168	233
0.67%, 7/12/2046	21,629	656
0.54%, 8/12/2048 (c)	5,980	192
0.51%, 9/12/2049 (c)	12,326	318
0.09%, 12/12/2049 (a)(c)	8,680	107
0.65%, 12/12/2049 (c)	14,654	407
5.11%, 12/12/2049 (c)	455	444
Morgan Stanley Capital I
1.01%, 1/13/2041 (a)(c)	15,118	411
2.82%, 5/24/2043 (a)(b)(c)(d)	300	237
0.06%, 12/15/2043 (a)(c)	6,528	73
2.98%, 8/25/2046 (b)(c)	375	214
3.72%, 12/20/2046 (a)(c)	125	55
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	79	81
Nationslink Funding Corp
7.14%, 6/20/2031 (c)	375	378
7.23%, 6/20/2031	458	458
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (c)	625	556
Prudential Securities Secured Financing
6.48%, 11/ 1/2031	135	135
Residential Accredit Loans Inc
6.00%, 11/25/2032	424	410
5.76%, 12/25/2035 (c)	77	77
2.75%, 3/25/2047 (c)(d)	816	570
Residential Funding Mortgage Securities
5.23%, 11/25/2035 (c)	296	300
5.68%, 2/25/2036 (c)	157	131
3.20%, 7/25/2036 (c)	332	311
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (c)	495	484
3.30%, 8/25/2034 (c)(d)	310	153
2.85%, 3/25/2035 (c)	12	10

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust (continued)
2.79%, 7/25/2037 (c)(d)	$314	$215
Structured Asset Mortgage Investments Inc
2.90%, 5/25/2045 (c)	38	28
2.91%, 9/25/2045 (c)	59	47
Structured Asset Securities Corp
4.50%, 2/25/2033	411	364
5.33%, 11/25/2035 (c)(d)	231	178
5.50%, 6/25/2036 (c)	700	575
Thornburg Mortgage Securities Trust
2.95%, 12/25/2033 (c)	359	356
2.86%, 10/25/2035 (c)(d)	218	216
Wachovia Bank Commercial Mortgage Trust
0.18%, 1/15/2041 (a)(c)	5,501	28
0.33%, 4/15/2042 (a)(c)	33,287	374
5.25%, 12/15/2043	625	607
4.52%, 5/15/2044	400	393
5.86%, 2/15/2051 (c)	575	571
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (a)	242	236
WaMu Mortgage Pass Through Certificates
5.74%, 3/25/2033 (c)	116	115
3.99%, 10/25/2033	430	430
4.05%, 10/25/2033 (c)	550	549
3.80%, 6/25/2034 (c)	485	484
4.84%, 9/25/2035 (c)	262	254
5.70%, 6/25/2037 (c)	375	340
3.54%, 7/25/2044 (c)	33	29
3.00%, 1/25/2045 (c)(d)	597	451
2.87%, 4/25/2045 (c)	64	44
2.89%, 7/25/2045 (c)	49	38
2.85%, 11/25/2045 (c)(d)	67	62
Washington Mutual Alternative Mortgage
2.88%, 6/25/2046 (c)	486	244
2.78%, 1/25/2047 (c)	348	226
Wells Fargo Mortgage Backed Securities
4.21%, 3/25/2035 (c)	674	622
4.11%, 6/25/2035 (c)	425	413
5.24%, 4/25/2036 (c)	575	536

		54,064

Multi-Line Insurance (0.22%)
CNA Financial Corp
6.60%, 12/15/2008	150	152
6.00%, 8/15/2011	100	103
Genworth Financial Inc
6.15%, 11/15/2066 (c)	100	83

		338

Multimedia (0.38%)
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008	125	126

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Multimedia (continued)
Time Warner Inc
3.30%, 11/13/2009 (c)(d)	$175	$168
Viacom Inc
3.15%, 6/16/2009 (c)	300	294

		588

Mutual Insurance (0.09%)
Health Care Service Corp
7.75%, 6/15/2011 (a)	125	139
Non-Hazardous Waste Disposal (0.20%)
Oakmont Asset Trust
4.51%, 12/22/2008 (a)	300	303
Office Automation & Equipment (0.20%)
Xerox Corp
3.51%, 12/18/2009 (c)	200	197
5.50%, 5/15/2012	115	116

		313

Office Furnishings — Original (0.08%)
Steelcase Inc
6.50%, 8/15/2011	120	129
Oil — Field Services (0.24%)
Weatherford International Inc
6.63%, 11/15/2011	125	133
5.95%, 6/15/2012	225	234

		367

Oil Company — Exploration & Production (1.20%)
Anadarko Finance Co
6.75%, 5/ 1/2011	175	187
Anadarko Petroleum Corp
3.20%, 9/15/2009 (c)	150	147
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	325	332
Devon OEI Operating Inc
7.25%, 10/ 1/2011	250	276
Marathon Oil Canada Corp
8.38%, 5/ 1/2012	225	253
Nexen Inc
5.05%, 11/20/2013	225	226
Pemex Project Funding Master Trust
6.13%, 8/15/2008	4	4
XTO Energy Inc
7.50%, 4/15/2012	200	222
5.90%, 8/ 1/2012	200	208

		1,855

Oil Company — Integrated (0.14%)
Husky Energy Inc
6.25%, 6/15/2012	200	216

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Oil Refining & Marketing (0.19%)
Tesoro Corp
6.25%, 11/ 1/2012	$200	$189
Valero Energy Corp
6.88%, 4/15/2012	100	107

		296

Pharmacy Services (0.24%)
Medco Health Solutions Inc
7.25%, 8/15/2013	325	365
Pipelines (0.75%)
Enbridge Energy Partners LP
4.00%, 1/15/2009	125	126
Enbridge Inc
5.80%, 6/15/2014	315	319
NGPL PipeCo LLC
6.51%, 12/15/2012 (a)	375	390
ONEOK Partners LP
5.90%, 4/ 1/2012	130	135
TEPPCO Partners LP
7.63%, 2/15/2012	175	186

		1,156

Private Corrections (0.11%)
Corrections Corp of America
7.50%, 5/ 1/2011	175	177
Property & Casualty Insurance (0.28%)
Markel Corp
7.00%, 5/15/2008	150	150
WR Berkley Corp
9.88%, 5/15/2008	281	283

		433

Quarrying (0.13%)
Vulcan Materials Co
4.05%, 12/15/2010 (c)	200	198
Real Estate Operator & Developer (0.51%)
Duke Realty LP
5.63%, 8/15/2011	100	96
ERP Operating LP
5.50%, 10/ 1/2012	350	341
Regency Centers LP
8.45%, 9/ 1/2010	315	342

		779

Regional Banks (1.64%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (c)	235	160
BAC Capital Trust XIV
5.63%, 3/15/2043 (c)	300	219
Capital One Financial Corp
5.70%, 9/15/2011	160	151
First Union Institutional Capital I
8.04%, 12/ 1/2026	250	251

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Regional Banks (continued)
Fleet Capital Trust II
7.92%, 12/11/2026	$275	$285
NB Capital Trust
7.83%, 12/15/2026	175	174
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)	200	148
Wachovia Corp
5.35%, 3/15/2011	350	359
3.23%, 3/ 1/2012 (c)	100	92
Wells Fargo & Co
4.38%, 1/31/2013	685	682

		2,521

REITS — Apartments (0.11%)
Camden Property Trust
4.38%, 1/15/2010	75	73
UDR Inc
5.50%, 4/ 1/2014	100	97

		170

REITS — Diversified (0.88%)
Duke Realty LP
6.80%, 2/12/2009	325	329
iStar Financial Inc
3.14%, 9/15/2009 (c)	175	140
3.34%, 3/ 9/2010 (c)	200	158
6.00%, 12/15/2010	450	351
5.65%, 9/15/2011	175	133
Liberty Property LP
7.75%, 4/15/2009	235	241

		1,352

REITS — Healthcare (0.50%)
HCP Inc
3.25%, 9/15/2008 (c)	325	318
5.65%, 12/15/2013	75	67
Nationwide Health Properties Inc
6.50%, 7/15/2011	200	209
6.25%, 2/ 1/2013	175	178

		772

REITS — Office Property (0.33%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	205	191
HRPT Properties Trust
3.40%, 3/16/2011 (c)	88	85
6.95%, 4/ 1/2012	225	231

		507

REITS — Regional Malls (0.19%)
Simon Property Group LP
3.75%, 1/30/2009	150	149
4.60%, 6/15/2010	45	45
5.60%, 9/ 1/2011	105	105

		299

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Shopping Centers (0.46%)
Developers Diversified Realty Corp
3.88%, 1/30/2009	$225	$222
5.38%, 10/15/2012	90	84
Federal Realty Investment Trust
6.00%, 7/15/2012	150	153
Westfield Group
5.40%, 10/ 1/2012 (a)(f)	250	243

		702

REITS — Warehouse & Industrial (0.36%)
Prologis
3.34%, 8/24/2009 (c)	275	268
5.50%, 3/ 1/2013	300	291

		559

Rental — Auto & Equipment (0.30%)
Erac USA Finance Co
3.50%, 4/30/2009 (a)(c)(d)	200	199
5.80%, 10/15/2012 (a)	275	262

		461

Retail — Drug Store (0.19%)
CVS Caremark Corp
3.38%, 6/ 1/2010 (c)	300	292
Retail — Regional Department Store (0.19%)
Macys Retail Holdings Inc
4.80%, 7/15/2009	300	296
Retail — Restaurants (0.37%)
Darden Restaurants Inc
5.63%, 10/15/2012	350	348
Yum! Brands Inc
7.65%, 5/15/2008	225	226

		574

Rubber — Tires (0.06%)
Goodyear Tire & Rubber Co/The
8.66%, 12/ 1/2009 (c)	100	99
Satellite Telecommunications (0.11%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)	175	176
Savings & Loans — Thrifts (0.20%)
Greenpoint Financial Corp
3.20%, 6/ 6/2008	100	100
Washington Mutual Inc
4.56%, 1/15/2010 (c)	150	134
2.90%, 3/22/2012 (c)	100	79

		313

Sovereign (0.07%)
Mexico Government International Bond
8.38%, 1/14/2011	100	113

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Banks (0.13%)
Korea Development Bank
4.84%, 4/ 3/2010 (c)(d)	$200	$199
Special Purpose Entity (0.71%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)	250	259
Genworth Global Funding Trusts
5.20%, 10/ 8/2010	200	206
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008	60	59
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (a)(c)	140	140
Williams Cos Inc Credit Linked Certificates
6.49%, 5/ 1/2009 (a)(c)	175	177
Xlliac Global Funding
3.28%, 6/ 2/2008 (a)(c)(d)	250	250

		1,091

Steel — Producers (0.49%)
Ispat Inland ULC
9.75%, 4/ 1/2014	400	430
Nucor Corp
5.00%, 12/ 1/2012	105	108
United States Steel Corp
5.65%, 6/ 1/2013	225	218

		756

Supranational Bank (0.07%)
Corp Andina de Fomento
3.31%, 6/13/2008 (b)(c)	100	100
Telecommunication Services (0.25%)
Bellsouth Telecommunications Inc
5.88%, 1/15/2009	100	102
Qwest Corp
5.63%, 11/15/2008	100	99
7.88%, 9/ 1/2011	75	75
Telcordia Technologies Inc
8.01%, 7/15/2012 (a)(c)	150	114

		390

Telephone — Integrated (2.44%)
AT&T Inc
4.95%, 1/15/2013	600	602
British Telecommunications PLC
5.15%, 1/15/2013	675	665
Deutsche Telekom International Finance
2.78%, 3/23/2009 (c)(d)	175	173
Royal KPN NV
8.00%, 10/ 1/2010	250	269
Sprint Capital Corp
7.63%, 1/30/2011	250	231
Sprint Nextel Corp
3.07%, 6/28/2010 (c)	150	128

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Telephone — Integrated (continued)
Telecom Italia Capital SA
4.00%, 11/15/2008	$65	$64
3.72%, 2/ 1/2011 (c)	100	92
4.56%, 7/18/2011 (c)	120	107
Telefonica Emisiones SAU
2.84%, 6/19/2009 (c)	200	195
5.86%, 2/ 4/2013 (g)	325	328
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008	200	200
Verizon California Inc
6.70%, 9/ 1/2009	325	337
Verizon Communications Inc
4.35%, 2/15/2013	375	368

		3,759

Television (0.23%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	200	205
Univision Communications Inc
7.85%, 7/15/2011	175	156

		361

Tobacco (0.27%)
Reynolds American Inc
6.50%, 7/15/2010	225	229
3.50%, 6/15/2011 (c)	200	187

		416

Tools — Hand Held (0.19%)
Snap-On Inc
4.51%, 1/12/2010 (c)(d)	300	294
Transport — Rail (0.26%)
CSX Corp
4.88%, 11/ 1/2009	180	182
Union Pacific Corp
5.45%, 1/31/2013	215	221

		403

TOTAL BONDS		$131,307

SENIOR FLOATING RATE INTERESTS (1.23%)
Aerospace & Defense Equipment (0.08%)
Sequa Corp, Term Loan B
8.08%, 12/ 7/2014 (c)	120	113
Applications Software (0.18%)
Metavante Corp, Term Loan B
6.70%, 11/ 1/2014 (c)	300	279
Auto/Truck Parts & Equipment — Replacement (0.11%)
Allison Transmission Inc, Term Loan B
5.75%, 8/ 7/2014 (c)	200	175

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Cellular Telecommunications (0.09%)
Alltel Holdings Corp, Term Loan B3
5.93%, 5/31/2015 (c)	$150	$135
Electric — Integrated (0.13%)
Texas Competitive Electric Holdings Company, Term Loan B2
8.40%, 10/29/2014 (c)	74	67
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (c)	150	136

		203

Non-Hazardous Waste Disposal (0.17%)
Allied Waste North America Inc, Term Loan B
0.00%, 3/28/2014 (c)(h)	275	261
Publishing — Periodicals (0.14%)
Dex Media East LLC, Term Loan B
7.02%, 10/17/2014 (c)	245	218
Racetracks (0.12%)
Penn National Gaming Inc, Term Loan B
4.45%, 10/ 3/2012 (c)	198	187
Retail — Building Products (0.15%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012 (c)	239	235
Satellite Telecommunications (0.06%)
Telesat Canada Inc, Term Loan B
8.09%, 9/ 1/2014 (c)	92	85
Telesat Canada Inc, Term Loan DD
6.26%, 10/31/2014 (c)	3	3

		88

TOTAL SENIOR FLOATING RATE INTERESTS		$1,894

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (18.19%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.57%)
4.50%, 9/ 1/2010	81	83
4.50%, 2/ 1/2011	51	52
4.50%, 4/ 1/2011	225	228
4.50%, 11/ 1/2011	189	192
5.99%, 12/ 1/2034 (c)	277	283
4.55%, 1/ 1/2035 (c)	116	118
5.96%, 6/ 1/2035 (c)	652	667
4.99%, 9/ 1/2035 (c)	233	238
5.01%, 9/ 1/2035 (c)	197	198
6.50%, 1/ 1/2037 (c)	347	359

		2,418

Federal National Mortgage Association (FNMA) (2.31%)
4.00%, 5/ 1/2010	37	37
4.50%, 5/ 1/2010	48	48

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
4.00%, 6/ 1/2010	$21	$21
4.50%, 6/ 1/2010	105	107
4.00%, 7/ 1/2010	26	26
4.00%, 8/ 1/2010	13	13
4.00%, 3/ 1/2011	52	53
4.50%, 5/ 1/2011	66	67
4.50%, 7/ 1/2011	136	137
4.50%, 8/ 1/2011	258	262
6.31%, 12/ 1/2032 (c)	137	138
4.73%, 4/ 1/2033 (c)	346	350
3.93%, 5/ 1/2033 (c)	306	301
7.00%, 12/ 1/2033 (c)	36	36
4.33%, 7/ 1/2034 (c)	230	232
4.29%, 8/ 1/2034 (c)	117	118
4.36%, 9/ 1/2034 (c)	179	183
4.50%, 1/ 1/2035 (c)	164	167
6.28%, 1/ 1/2035 (c)	31	32
6.79%, 2/ 1/2035 (c)	30	31
4.54%, 4/ 1/2035 (c)	303	308
7.12%, 6/ 1/2035 (c)	52	52
4.51%, 9/ 1/2035 (c)	476	481
5.57%, 2/ 1/2037 (c)	355	365

		3,565

U.S. Treasury (14.31%)
4.13%, 8/15/2008 (e)	3,000	3,029
4.88%, 8/31/2008 (e)	1,900	1,927
3.00%, 2/15/2009 (e)	7,750	7,846
4.88%, 8/15/2009 (e)	1,250	1,306
4.75%, 2/15/2010 (e)	2,000	2,116
3.88%, 5/15/2010 (e)	525	550
4.50%, 11/15/2010 (e)	300	322
4.50%, 11/30/2011 (e)	500	543
4.50%, 4/30/2012	1,900	2,064
4.38%, 8/15/2012 (e)	1,400	1,522
4.25%, 8/15/2013 (e)	750	816

		22,041

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$28,024

SHORT TERM INVESTMENTS (3.87%)
Commercial Paper (3.87%)
Investment in Joint Trading Account; General Electric Capital
2.50%, 4/ 1/2008	$2,983	$2,983

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account; HSBC Funding
2.10%, 4/ 1/2008	$2,984	$2,984

		5,967

TOTAL SHORT TERM INVESTMENTS		$5,967

REPURCHASE AGREEMENTS (5.06%)
Finance — Investment Banker & Broker (3.68%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $5,724,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (d)	$5,664	$5,664
Money Center Banks (1.38%)
Deutsche Bank Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $2,155,000; 0.00% — 6.375%; dated 05/15/08 — 07/15/36) (d)	2,135	2,135

TOTAL REPURCHASE AGREEMENTS		$7,799

Total Investments		$174,991
Liabilities in Excess of Other Assets, Net — (13.57)%		(20,906)

TOTAL NET ASSETS — 100.00%		$154,085

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $15,704 or 10.19% of net assets.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,836 or 1.19% of net assets.

(c)	Variable Rate

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Security or a portion of the security was on loan at the end of the period.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $118 or 0.08% of net assets.

(g)	Security purchased on a when-issued basis.

(h)	This Senior Floating Rate Note will settle after March 31, 2008, at which time the interest rate will be determined.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$1,589
Unrealized Depreciation	(11,967)

Net Unrealized Appreciation (Depreciation)	(10,378)
Cost for federal income tax purposes	185,369
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX NA IG 10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc.. Expires June 2013.	$6,500	$(33)
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
U.S. 2 Year Note; June 2008	88	$18,808	$18,890	$82
Sell:
U.S. 10 Year Note; June 2008	42	4,865	4,996	(131)
U.S. 5 Year Note; June 2008	61	6,903	6,968	(65)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	38.97%
Financial	24.21%
Government	14.44%
Asset Backed Securities	13.39%
Communications	5.28%
Consumer, Non-cyclical	4.37%
Utilities	3.01%
Industrial	2.94%
Energy	2.52%
Consumer, Cyclical	2.23%
Technology	1.22%
Basic Materials	0.85%
Diversified	0.14%
Liabilities in Excess of Other Assets, Net	(13.57%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Short-Term Bond Account
March 31, 2008 (unaudited)
Other Assets Summary (unaudited)

Asset Type	Percent

Futures	20.02%
Credit Default Swaps	0.02%

Schedule of Investments
Short-Term Income Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (82.29%)
Agricultural Operations (1.55%)
Cargill Inc
5.20%, 1/22/2013 (a)	$1,000	$1,009
Asset Backed Securities (0.27%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011	162	162
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025	18	14

		176

Automobile Sequential (0.67%)
WFS Financial Owner Trust
3.93%, 2/17/2012	432	434
Commercial Services — Finance (1.26%)
Western Union Co/The
5.40%, 11/17/2011	800	820
Computers (0.62%)
Hewlett-Packard Co
4.50%, 3/ 1/2013	400	406
Consumer Products — Miscellaneous (0.92%)
Clorox Co
5.00%, 3/ 1/2013	600	602
Diversified Financial Services (1.25%)
General Electric Capital Corp
5.72%, 8/22/2011	800	811
Diversified Manufacturing Operations (0.62%)
Honeywell International Inc
4.25%, 3/ 1/2013	400	404
Electric — Integrated (3.15%)
Alabama Power Co
4.85%, 12/15/2012	325	335
Pacific Gas & Electric Co
3.60%, 3/ 1/2009	275	274
Texas-New Mexico Power Co
6.25%, 1/15/2009	600	612
Virginia Electric and Power Co
5.10%, 11/30/2012	800	831

		2,052

Federal & Federally Sponsored Credit (5.06%)
Federal Farm Credit Bank
3.45%, 1/11/2010	1,620	1,654
2.88%, 8/ 4/2010	1,620	1,637

		3,291

Fiduciary Banks (0.75%)
Bank of New York Mellon Corp/The
4.95%, 11/ 1/2012	475	487

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance (0.17%)
Green Tree Financial Corp
7.70%, 9/15/2026	$65	$50
Mid-State Trust
8.33%, 4/ 1/2030	55	58

		108

Finance — Commercial (0.51%)
Caterpillar Financial Services Corp
4.85%, 12/ 7/2012	325	332
Finance — Consumer Loans (1.63%)
John Deere Capital Corp
4.95%, 12/17/2012	1,025	1,062
Finance — Investment Banker & Broker (0.62%)
Citigroup Inc
5.50%, 8/27/2012	400	402
Finance — Mortgage Loan/Banker (15.96%)
Fannie Mae
4.25%, 5/15/2009	1,015	1,037
4.88%, 5/18/2012 (b)	810	867
4.75%, 11/19/2012 (b)	1,015	1,083
Federal Home Loan Bank System
5.25%, 8/ 5/2009	2,025	2,105
4.63%, 10/10/2012	1,015	1,076
Freddie Mac
5.00%, 1/16/2009	810	828
4.75%, 11/ 3/2009	1,620	1,683
4.13%, 7/12/2010	810	841
5.25%, 7/18/2011	810	871

		10,391

Finance — Other Services (1.24%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)(c)	800	810
Food — Miscellaneous/Diversified (1.27%)
Kellogg Co
5.13%, 12/ 3/2012	800	827
Gas — Distribution (0.43%)
Sempra Energy
4.75%, 5/15/2009	275	277
Industrial Gases (0.31%)
Air Products & Chemicals Inc
4.15%, 2/ 1/2013	200	200
Medical — Biomedical/Gene (1.90%)
Amgen Inc
4.00%, 11/18/2009	1,225	1,237

Schedule of Investments
Short-Term Income Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — HMO (0.61%)
UnitedHealth Group Inc
4.88%, 2/15/2013	$400	$395
Medical — Wholesale Drug Distribution (1.24%)
Cardinal Health Inc
6.25%, 7/15/2008	800	807
Mortgage Backed Securities (18.60%)
Banc of America Funding Corp
5.75%, 3/25/2036	830	799
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	811	799
Chase Mortgage Finance Corp
5.50%, 5/25/2035	527	526
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 10/25/2035	1,130	1,136
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	299	278
Fannie Mae
5.00%, 11/25/2035	456	462
Freddie Mac
5.50%, 4/15/2027	1,189	1,224
4.25%, 6/15/2027	91	91
5.50%, 10/15/2027	958	987
6.00%, 9/15/2029	1,107	1,138
4.50%, 5/15/2030	810	812
Ginnie Mae
4.50%, 8/20/2032	323	323
GSR Mortgage Loan Trust
6.00%, 2/25/2035	401	396
6.00%, 6/25/2036	649	643
Lehman Mortgage Trust
5.75%, 4/25/2036	1,061	1,037
Residential Asset Securitization Trust
6.00%, 5/25/2036	685	665
Residential Funding Mortgage Securities
5.50%, 9/25/2036	811	795

		12,111

Multimedia (1.98%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (a)	800	800
Walt Disney Co/The
4.70%, 12/ 1/2012	475	488

		1,288

Networking Products (0.96%)
Cisco Systems Inc
5.25%, 2/22/2011	600	626
Oil Company — Exploration & Production (1.70%)
Apache Corp
6.25%, 4/15/2012	1,025	1,109

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Property & Casualty Insurance (0.98%)
Fidelity National Financial Inc
7.30%, 8/15/2011	$600	$638
Quarrying (0.74%)
Vulcan Materials Co
5.60%, 11/30/2012	475	483
Real Estate Operator & Developer (1.05%)
ERP Operating LP
5.50%, 10/ 1/2012	700	682
Regional Banks (1.57%)
Wells Fargo & Co
4.38%, 1/31/2013	1,025	1,020
Reinsurance (1.23%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008	800	802
REITS — Healthcare (1.28%)
Nationwide Health Properties Inc
6.50%, 7/15/2011	800	835
REITS — Single Tenant (1.22%)
CPG Partners LP
3.50%, 3/15/2009	800	792
Retail — Drug Store (0.61%)
CVS Caremark Corp
4.00%, 9/15/2009	400	400
Savings & Loans — Thrifts (0.24%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	200	159
Steel — Producers (1.78%)
Nucor Corp
5.00%, 12/ 1/2012	1,125	1,159
Telephone — Integrated (2.75%)
AT&T Inc
4.95%, 1/15/2013	475	477
Royal KPN NV
8.00%, 10/ 1/2010	1,225	1,315

		1,792

Television (0.54%)
Univision Communications Inc
7.85%, 7/15/2011	400	355
Textile — Home Furnishings (0.81%)
Mohawk Industries Inc
7.20%, 4/15/2012	475	526

Schedule of Investments
Short-Term Income Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Transport — Rail (1.60%)
Canadian National Railway Co
4.25%, 8/ 1/2009	$1,025	$1,039
Transport — Services (0.64%)
United Parcel Service Inc
4.50%, 1/15/2013	400	414

TOTAL BONDS		$53,570

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (12.67%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.22%)
9.50%, 8/ 1/2016	6	6
6.00%, 5/ 1/2017	125	129
6.91%, 11/ 1/2021 (c)	7	7

		142

Federal National Mortgage Association (FNMA) (0.34%)
6.50%, 1/ 1/2014	35	37
6.50%, 1/ 1/2014	36	38
8.50%, 11/ 1/2017	11	11
6.74%, 1/ 1/2019 (c)	3	3
5.61%, 4/ 1/2019 (c)	3	4
7.05%, 11/ 1/2022 (c)	1	1
8.00%, 5/ 1/2027	71	77
6.36%, 11/ 1/2032 (c)	42	43
5.61%, 11/ 1/2035 (c)	9	9

		223

Government National Mortgage Association (GNMA) (0.21%)
8.00%, 6/15/2009	2	2
8.00%, 8/15/2012	3	3
11.00%, 12/15/2015	4	5
11.00%, 12/15/2015	2	3
10.00%, 2/15/2018	7	9
10.00%, 9/15/2018	5	6
10.00%, 9/15/2018	6	7
10.00%, 2/15/2019	38	46
10.00%, 6/15/2019	1	1
10.00%, 5/15/2020	16	19
10.00%, 6/15/2020	11	13
9.00%, 12/15/2020	9	10
10.00%, 12/15/2020	1	2
10.00%, 2/15/2025	7	8
10.00%, 4/15/2025	1	2
9.00%, 4/20/2025	1	1

		137

U.S. Treasury (11.90%)
3.25%, 8/15/2008 (b)(d)	225	227
4.88%, 5/31/2009	810	841
3.63%, 10/31/2009 (b)	4,865	5,017

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury (continued)
3.13%, 11/30/2009 (b)	$1,620	$1,659

		7,744

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$8,246

REPURCHASE AGREEMENTS (10.87%)
Finance — Investment Banker & Broker (6.83%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $4,494,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (e)	$4,447	$4,447
Money Center Banks (4.04%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.15% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $1,356,000; 0.00% — 2.53%; dated 06/13/08 — 12/11/08)	1,316	1,316
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.25% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $1,356,000; 0.00% - 6.00%; dated 01/05/09 - 01/15/28)	1,316	1,316

		2,632

TOTAL REPURCHASE AGREEMENTS		$7,079

Total Investments		$68,895
Liabilities in Excess of Other Assets, Net — (5.83)%		(3,795)

TOTAL NET ASSETS — 100.00%		$65,100

(a)	Security exempt from registration under Rule 144A of the of Securities Act 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,619 or 4.02% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Variable Rate

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $25 or 0.04% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
Short-Term Income Account
March 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$1,157
Unrealized Depreciation	(503)

Net Unrealized Appreciation (Depreciation)	654
Cost for federal income tax purposes	68,241
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
U.S. 5 Year Note; June 2008	35	$3,958	$3,998	$(40)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Government	32.91%
Financial	24.44%
Mortgage Securities	19.38%
Consumer, Non-cyclical	8.75%
Communications	6.24%
Utilities	3.58%
Industrial	2.85%
Basic Materials	2.83%
Energy	1.71%
Consumer, Cyclical	1.42%
Asset Backed Securities	1.10%
Technology	0.62%
Liabilities in Excess of Other Assets, Net	(5.83%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.14%

Schedule of Investments
SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.89%)
Advertising Services (0.35%)
inVentiv Health Inc (a)	9,484	$273
Aerospace & Defense (1.65%)
Esterline Technologies Corp (a)	11,205	565
Teledyne Technologies Inc (a)	10,259	482
TransDigm Group Inc (a)	6,700	248

		1,295

Aerospace & Defense Equipment (1.83%)
AAR Corp (a)	5,650	154
BE Aerospace Inc (a)	16,454	575
Moog Inc (a)	6,740	285
Triumph Group Inc	7,430	423

		1,437

Airlines (0.42%)
Allegiant Travel Co (a)(b)	6,358	168
Republic Airways Holdings Inc (a)	7,400	160

		328

Alternative Waste Tech (0.21%)
Calgon Carbon Corp (a)(b)	10,790	162
Apparel Manufacturers (0.13%)
G-III Apparel Group Ltd (a)	7,705	103
Applications Software (1.09%)
Progress Software Corp (a)	10,880	325
Quest Software Inc (a)	26,090	341
Verint Systems Inc (a)	11,700	189

		855

Auto/Truck Parts & Equipment — Original (0.31%)
American Axle & Manufacturing Holdings	11,670	239
Auto/Truck Parts & Equipment — Replacement (0.23%)
Aftermarket Technology Corp (a)	9,461	184
Beverages — Wine & Spirits (0.85%)
Central European Distribution Corp (a)(b)	11,400	663
Building & Construction — Miscellaneous (0.48%)
Dycom Industries Inc (a)	523	6
Layne Christensen Co (a)	10,500	368

		374

Building & Construction Products - Miscellaneous (0.45%)
Interline Brands Inc (a)	18,890	350
Building Products — Cement & Aggregate (0.52%)
Texas Industries Inc	6,850	412

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Building Products — Doors & Windows (0.13%)
Apogee Enterprises Inc	6,402	$99
Casino Services (0.26%)
Bally Technologies Inc (a)	5,880	202
Chemicals — Diversified (1.12%)
FMC Corp	11,208	622
Rockwood Holdings Inc (a)	7,900	259

		881

Chemicals — Specialty (1.50%)
Arch Chemicals Inc	15,341	572
OM Group Inc (a)	11,030	601

		1,173

Commercial Banks (5.86%)
Bancfirst Corp	2,540	116
Bank of Hawaii Corp	10,621	526
Central Pacific Financial Corp	14,230	268
City Bank/Lynnwood WA	5,668	126
City Holding Co	5,656	226
Columbia Banking System Inc	4,331	97
Community Bancorp/NV (a)	5,114	69
Cullen/Frost Bankers Inc	10,220	542
East West Bancorp Inc (b)	16,989	302
First Community Bancorp Inc/CA	1,881	51
First State Bancorporation/NM	4,690	63
Green Bankshares Inc	4,731	84
IBERIABANK Corp	3,420	151
Pacific Capital Bancorp NA (b)	4,484	96
Pinnacle Financial Partners Inc (a)(b)	4,782	122
Preferred Bank/Los Angeles CA	8,847	148
Prosperity Bancshares Inc	10,400	298
S&T Bancorp Inc	5,500	177
Southwest Bancorp Inc/Stillwater OK	2,351	41
Sterling Bancshares Inc/TX	16,040	160
Sterling Financial Corp/WA	15,990	250
SVB Financial Group (a)(b)	9,760	426
Texas Capital Bancshares Inc (a)	7,190	121
Trustmark Corp	6,250	139
Vineyard National Bancorp — Warrants (a)(c) (d)(e)	1,561	—

		4,599

Commercial Services (0.29%)
Steiner Leisure Ltd (a)	6,940	229
Commercial Services — Finance (0.76%)
Morningstar Inc (a)	4,929	302
Wright Express Corp (a)	9,570	294

		596

Schedule of Investments
SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (1.10%)
Ansys Inc (a)	14,650	$506
Aspen Technology Inc (a)	28,060	358

		864

Computer Services (1.27%)
Ciber Inc (a)	42,030	206
Manhattan Associates Inc (a)	9,940	228
Ness Technologies Inc (a)(b)	16,830	160
SYKES Enterprises Inc (a)	22,680	399

		993

Computer Software (0.61%)
Double-Take Software Inc (a)	10,410	121
Omniture Inc (a)	15,460	359

		480

Consulting Services (1.70%)
FTI Consulting Inc (a)	6,530	464
Gartner Inc (a)	25,170	487
Huron Consulting Group Inc (a)	9,142	380

		1,331

Consumer Products — Miscellaneous (1.17%)
CSS Industries Inc	8,180	286
Jarden Corp (a)	3,440	75
Tupperware Brands Corp	14,310	553

		914

Cosmetics & Toiletries (0.49%)
Chattem Inc (a)(b)	5,745	381
Data Processing & Management (0.17%)
Commvault Systems Inc (a)	10,577	131
Diagnostic Equipment (0.45%)
Immucor Inc (a)	16,450	351
Diagnostic Kits (0.59%)
Meridian Bioscience Inc	13,881	464
Distribution & Wholesale (1.21%)
Fossil Inc (a)	11,450	350
Tech Data Corp (a)	6,340	208
United Stationers Inc (a)	8,148	388

		946

Diversified Manufacturing Operations (0.78%)
Barnes Group Inc	10,900	250
Koppers Holdings Inc	8,227	365

		615

Diversified Operations & Commercial Services (0.23%)
Chemed Corp	4,280	181

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Educational Software (0.22%)
Blackboard Inc (a)	5,270	$176
Electric — Integrated (1.79%)
Allete Inc	17,839	689
Empire District Electric Co/The	13,570	275
Portland General Electric Co	19,475	439

		1,403

Electric Products — Miscellaneous (0.75%)
GrafTech International Ltd (a)	36,299	588
Electronic Components — Semiconductors (1.36%)
Advanced Analogic Technologies Inc (a)	16,260	91
Mellanox Technologies Ltd (a)	4,920	69
ON Semiconductor Corp (a)(b)	87,544	497
Zoran Corp (a)	30,150	412

		1,069

Electronic Design Automation (0.57%)
Ansoft Corp (a)(b)	9,870	301
Magma Design Automation Inc (a)	15,516	149

		450

Electronic Measurement Instruments (0.69%)
Analogic Corp	8,180	544
Engineering — Research & Development Services (0.70%)
EMCOR Group Inc (a)	24,822	551
Enterprise Software & Services (2.33%)
Informatica Corp (a)	29,330	501
JDA Software Group Inc (a)	19,521	356
Omnicell Inc (a)	13,240	266
SYNNEX Corp (a)	15,990	339
Taleo Corp (a)	19,030	369

		1,831

Fiduciary Banks (0.04%)
Boston Private Financial Holdings Inc	2,607	28
Finance — Investment Banker & Broker (0.66%)
Investment Technology Group Inc (a)	8,440	390
Stifel Financial Corp (a)	2,900	130

		520

Finance — Leasing Company (0.41%)
Financial Federal Corp	13,273	289
Marlin Business Services Corp (a)	4,353	33

		322

Finance — Other Services (0.16%)
GFI Group Inc	2,210	127

Schedule of Investments
SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (0.89%)
Ralcorp Holdings Inc (a)	12,060	$701
Food — Retail (0.25%)
Ruddick Corp	5,420	200
Food — Wholesale & Distribution (0.83%)
Fresh Del Monte Produce Inc (a)	4,170	152
Spartan Stores Inc	24,090	502

		654

Footwear & Related Apparel (0.89%)
Skechers U.S.A. Inc (a)	9,460	191
Steven Madden Ltd (a)	1,060	18
Wolverine World Wide Inc	16,900	491

		700

Gas — Distribution (0.94%)
Northwest Natural Gas Co	11,680	507
South Jersey Industries Inc	6,657	234

		741

Hotels & Motels (0.20%)
Gaylord Entertainment Co (a)	5,081	154
Independent Power Producer (0.18%)
Ormat Technologies Inc	3,200	138
Instruments — Controls (0.68%)
Mettler Toledo International Inc (a)	5,480	532
Instruments — Scientific (0.78%)
Dionex Corp (a)	2,710	209
Varian Inc (a)	7,008	406

		615

Internet Application Software (1.28%)
DealerTrack Holdings Inc (a)	6,050	122
RealNetworks Inc (a)(b)	51,120	293
S1 Corp (a)	34,890	248
Vocus Inc (a)(b)	13,060	345

		1,008

Internet Infrastructure Software (0.45%)
TIBCO Software Inc (a)	49,160	351
Internet Security (0.09%)
Blue Coat Systems Inc (a)	3,120	69
Intimate Apparel (0.77%)
Warnaco Group Inc/The (a)	15,390	607
Investment Companies (0.65%)
Ares Capital Corp — Rights (a)	10,351	6
Ares Capital Corp	31,058	390

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Companies (continued)
Hercules Technology Growth Capital Inc	10,410	$113

		509

Investment Management & Advisory Services (0.15%)
National Financial Partners Corp (b)	5,090	114
Lasers — Systems & Components (0.42%)
Excel Technology Inc (a)	5,500	149
Rofin-Sinar Technologies Inc (a)	3,970	178

		327

Leisure & Recreation Products (0.58%)
WMS Industries Inc (a)(b)	12,750	459
Life & Health Insurance (0.59%)
Delphi Financial Group Inc	15,860	464
Linen Supply & Related Items (0.29%)
Unifirst Corp/MA	6,074	225
Machinery — Construction & Mining (0.99%)
Astec Industries Inc (a)	7,689	298
Bucyrus International Inc	4,730	481

		779

Machinery — General Industry (1.71%)
Middleby Corp (a)(b)	6,484	405
Robbins & Myers Inc	13,670	446
Wabtec Corp	12,937	487

		1,338

Machinery Tools & Related Products (0.61%)
Kennametal Inc	16,206	477
Medical — Biomedical/Gene (1.42%)
Applera Corp — Celera Group (a)(b)	29,030	427
Exelixis Inc (a)(b)	18,900	131
Genomic Health Inc (a)(b)	4,720	89
Incyte Corp (a)	29,300	308
Integra LifeSciences Holdings Corp (a)(b)	3,730	162

		1,117

Medical — Drugs (1.82%)
Cubist Pharmaceuticals Inc (a)(b)	16,917	312
Indevus Pharmaceuticals Inc (a)	32,947	157
Sciele Pharma Inc (a)(b)	16,700	326
Viropharma Inc (a)(b)	36,300	324
XenoPort Inc (a)	4,900	198
Zymogenetics Inc (a)(b)	11,320	111

		1,428

Medical — Nursing Homes (0.24%)
Ensign Group Inc/The	8,568	80

Schedule of Investments
SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Nursing Homes (continued)
Skilled Healthcare Group Inc (a)	10,140	$111

		191

Medical — Outpatient & Home Medical Care (0.78%)
Amedisys Inc (a)(b)	11,274	443
Res-Care Inc (a)	9,900	170

		613

Medical Imaging Systems (0.28%)
IRIS International Inc (a)	16,570	220
Medical Laboratory & Testing Service (0.97%)
Icon Plc ADR (a)	11,740	762
Medical Products (0.71%)
Invacare Corp	5,510	123
Zoll Medical Corp (a)	16,247	432

		555

Metal — Aluminum (0.24%)
Kaiser Aluminum Corp	2,700	187
Metal Processors & Fabrication (0.52%)
Dynamic Materials Corp (b)	3,568	154
Ladish Co Inc (a)	7,031	253

		407

Miscellaneous Manufacturers (0.50%)
Aptargroup Inc	10,017	390
Multimedia (0.23%)
Belo Corp	17,420	184
Networking Products (1.27%)
Anixter International Inc (a)	7,679	492
Polycom Inc (a)	22,340	503

		995

Non-Ferrous Metals (0.50%)
RTI International Metals Inc (a)	8,747	395
Oil — Field Services (1.96%)
Matrix Service Co (a)(b)	24,699	424
Newpark Resources (a)	13,991	71
Superior Energy Services (a)	13,137	521
W-H Energy Services Inc (a)	4,630	319
Willbros Group Inc (a)(b)	6,580	201

		1,536

Oil Company — Exploration & Production (4.11%)
Berry Petroleum Co	8,830	411
Mariner Energy Inc (a)	12,950	350
Penn Virginia Corp	15,610	688
Petroquest Energy Inc (a)	25,468	442
Rosetta Resources Inc (a)	12,263	241

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
St Mary Land & Exploration Co	16,230	$625
Whiting Petroleum Corp (a)	7,260	469

		3,226

Oil Field Machinery & Equipment (0.59%)
Dril-Quip Inc (a)(b)	10,003	465
Oil Refining & Marketing (0.45%)
Holly Corp	8,190	356
Paper & Related Products (1.11%)
Buckeye Technologies Inc (a)	16,210	181
Rock-Tenn Co	22,970	688

		869

Pharmacy Services (0.38%)
HealthExtras Inc (a)(b)	12,020	299
Physician Practice Management (0.36%)
Pediatrix Medical Group Inc (a)	4,246	286
Printing — Commercial (0.53%)
Consolidated Graphics Inc (a)	7,460	418
Private Corrections (0.98%)
Cornell Cos Inc (a)(b)	11,949	269
Geo Group Inc/The (a)(b)	17,696	503

		772

Property & Casualty Insurance (2.01%)
American Physicians Capital Inc	6,655	309
Amtrust Financial Services Inc	9,632	156
CNA Surety Corp (a)	6,730	104
National Interstate Corp	3,133	73
Navigators Group Inc (a)	4,670	254
Selective Insurance Group	8,311	198
Tower Group Inc	12,300	310
United America Indemnity Ltd (a)	8,830	170

		1,574

Publishing — Newspapers (0.05%)
AH Belo Corp	3,484	40
Recreational Centers (0.54%)
Life Time Fitness Inc (a)(b)	13,560	423
Reinsurance (1.57%)
Argo Group International Holdings Ltd (a)(b)	4,590	163
Aspen Insurance Holdings Ltd	20,860	550
Max Capital Group Ltd	14,330	375
Validus Holdings Ltd	6,220	146

		1,234

Schedule of Investments
SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Diversified (1.32%)
Entertainment Properties Trust	13,154	$649
Investors Real Estate Trust	10,633	104
Washington Real Estate Investment Trust (b)	8,490	284

		1,037

REITS — Healthcare (0.95%)
Senior Housing Properties Trust	31,550	748

REITS — Hotels (0.99%)
Ashford Hospitality Trust Inc	28,000	159
DiamondRock Hospitality Co	29,020	368
FelCor Lodging Trust Inc	20,730	249

		776

REITS — Mortgage (1.21%)
Anthracite Capital Inc	16,920	112
Arbor Realty Trust Inc (b)	7,080	107
Gramercy Capital Corp/New York (b)	16,881	353
MFA Mortgage Investments Inc	59,630	375

		947

REITS — Office Property (0.68%)
BioMed Realty Trust Inc	22,342	534

REITS — Shopping Centers (0.67%)
Inland Real Estate Corp	12,330	188
Kite Realty Group Trust	6,750	94
Saul Centers Inc	2,190	110
Urstadt Biddle Properties Inc	8,540	134

		526

Research & Development (0.69%)
Parexel International Corp (a)	20,680	540

Resorts & Theme Parks (0.65%)
Vail Resorts Inc (a)(b)	10,576	511

Retail — Apparel & Shoe (2.14%)
Aeropostale Inc (a)	14,960	405
AnnTaylor Stores Corp (a)(b)	3,830	93
Brown Shoe Co Inc	13,924	210
Gymboree Corp (a)	7,980	318
Phillips-Van Heusen Corp	10,650	404
Wet Seal Inc/The (a)(b)	73,760	250

		1,680

Retail — Appliances (0.11%)
Conn’s Inc (a)(b)	5,325	87

Retail — Automobile (0.11%)
Asbury Automotive Group Inc	6,180	85

Retail — Restaurants (0.60%)
Jack in the Box Inc (a)	10,120	272

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Restaurants (continued)
Sonic Corp (a)(b)	9,100	$201

		473

Retail — Sporting Goods (0.37%)
Hibbett Sports Inc (a)(b)	18,610	287

Rubber — Tires (0.53%)
Cooper Tire & Rubber Co	27,720	415

Savings & Loans — Thrifts (0.06%)
Flushing Financial Corp	2,800	49

Schools (0.92%)
DeVry Inc	9,450	396
INVESTools Inc (a)	30,050	330

		726

Seismic Data Collection (0.84%)
Dawson Geophysical Co (a)	3,032	204
ION Geophysical Corp (a)	32,733	452

		656

Semiconductor Component — Integrated Circuits (1.79%)
Emulex Corp (a)	32,762	532
Pericom Semiconductor Corp (a)	11,880	174
Power Integrations Inc (a)	12,837	376
Standard Microsystems Corp (a)	11,074	323

		1,405

Steel — Producers (0.55%)
Reliance Steel & Aluminum Co	7,230	433

Steel Pipe & Tube (0.23%)
Valmont Industries Inc	2,058	181

Telecommunication Equipment (1.15%)
ADC Telecommunications Inc (a)	31,420	379
Comtech Telecommunications Corp (a)(b)	13,305	519

		898

Telecommunication Services (1.03%)
Consolidated Communications Holdings Inc (b)	17,830	270
Premiere Global Services Inc (a)	37,540	538
		808
Telephone — Integrated (0.38%)
Alaska Communications Systems Group Inc	24,590	301

Television (0.40%)
Lin TV Corp (a)	10,620	102
Sinclair Broadcast Group Inc	23,411	209

		311

Schedule of Investments
SmallCap Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Textile — Apparel (0.37%)
Perry Ellis International Inc (a)	13,120	$286

Therapeutics (1.20%)
Alnylam Pharmaceuticals Inc (a)(b)	6,030	147
BioMarin Pharmaceutical Inc (a)(b)	12,640	447
Medarex Inc (a)(b)	30,990	274
Progenics Pharmaceuticals Inc (a)(b)	10,820	71

		939

Tobacco (0.19%)
Alliance One International Inc (a)	25,070	151

Toys (0.67%)
Jakks Pacific Inc (a)(b)	19,060	526

Transport — Services (0.48%)
HUB Group Inc (a)	11,356	374

Wire & Cable Products (0.24%)
Belden Inc	5,270	186

Wireless Equipment (0.41%)
EMS Technologies Inc (a)	5,163	140
Viasat Inc (a)	8,313	181

		321

X-Ray Equipment (0.73%)
Hologic Inc (a)	10,310	573

TOTAL COMMON STOCKS		$77,588

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.53%)
Commercial Paper (2.53%)
Investment in Joint Trading Account; General
Electric Capital
2.50%, 4/ 1/2008	$992	$992
Investment in Joint Trading Account; HSBC
Funding
2.10%, 4/ 1/2008	993	993

		1,985

TOTAL SHORT TERM INVESTMENTS		$1,985

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (11.35%)
Finance — Investment Banker & Broker (11.35%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $8,999,000; 0.00% - 7.61%; dated 04/07/08 - 09/26/36) (f)	$8,906	$8,905

TOTAL REPURCHASE AGREEMENTS		$8,905

Total Investments		$88,478
Liabilities in Excess of Other Assets, Net — (12.77)%		(10,022)

TOTAL NET ASSETS — 100.00%		$78,456

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)	Security is Illiquid

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$9,026
Unrealized Depreciation	(10,059)

Net Unrealized Appreciation (Depreciation)	(1,033)
Cost for federal income tax purposes	89,511
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	31.86%
Consumer, Non-cyclical	20.72%
Industrial	15.34%
Consumer, Cyclical	11.37%
Technology	10.52%
Energy	7.95%
Communications	7.08%
Basic Materials	5.02%
Utilities	2.91%
Liabilities in Excess of Other Assets, Net	(12.77%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.98%)
Aerospace & Defense Equipment (2.48%)
AAR Corp (a)	39,015	$1,064
BE Aerospace Inc (a)	18,079	632
DRS Technologies Inc	4,083	238
Triumph Group Inc	4,260	242

		2,176

Alternative Waste Tech (0.79%)
Darling International Inc (a)	53,325	691

Applications Software (2.74%)
Callidus Software Inc (a)	15,219	73
EPIQ Systems Inc (a)	6,763	105
Moldflow Corp (a)	14,110	246
Nuance Communications Inc (a)(b)	72,092	1,255
Progress Software Corp (a)	17,059	511
Verint Systems Inc (a)	13,272	214

		2,404

Auto/Truck Parts & Equipment — Original (0.12%)
Wonder Auto Technology Inc (a)	12,785	105

Batteries & Battery Systems (0.20%)
Energy Conversion Devices Inc (a)(b)	5,781	173

Building & Construction — Miscellaneous (0.14%)
Layne Christensen Co (a)	3,393	119

Cellular Telecommunications (0.08%)
Centennial Communications Corp (a)	11,858	70

Chemicals — Plastics (0.10%)
Landec Corp (a)(b)	10,829	91

Chemicals — Specialty (0.32%)
Terra Industries Inc (a)	7,920	281

Commercial Banks (2.05%)
Prosperity Bancshares Inc	14,900	427
SVB Financial Group (a)(b)	13,140	574
Texas Capital Bancshares Inc (a)	21,750	367
UCBH Holdings Inc	29,893	232
Virginia Commerce Bancorp (a)(b)	8,796	101
Wilshire Bancorp Inc	12,080	92

		1,793

Commercial Services (1.55%)
Healthcare Services Group	19,400	400
HMS Holdings Corp (a)	6,484	185
Team Inc (a)	4,130	113
TeleTech Holdings Inc (a)	29,300	658

		1,356

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (1.06%)
Ansys Inc (a)	26,860	$927

Computer Services (0.22%)
BluePhoenix Solutions Ltd (a)(b)	7,747	65
iGate Corp (a)(b)	11,802	84
Starlims Technologies Ltd (a)	5,842	41

		190

Computer Software (0.12%)
Omniture Inc (a)(b)	4,389	102

Computers — Integrated Systems (1.91%)
Brocade Communications Systems Inc (a)	65,760	480
Micros Systems Inc (a)	25,396	855
Stratasys Inc (a)(b)	19,100	340

		1,675

Computers — Memory Devices (0.20%)
Data Domain Inc (a)	7,220	172

Computers — Peripheral Equipment (0.36%)
Compellent Technologies Inc (a)(b)	12,300	154
Icad Inc (a)	24,883	61
Rimage Corp (a)	4,791	105

		320

Consulting Services (0.89%)
CRA International Inc (a)(b)	11,106	357
FTI Consulting Inc (a)	5,946	422

		779

Containers — Metal & Glass (0.32%)
Greif Inc	4,110	279

Cosmetics & Toiletries (1.33%)
Bare Escentuals Inc (a)(b)	18,615	436
Chattem Inc (a)(b)	10,990	729

		1,165

Data Processing & Management (0.52%)
FalconStor Software Inc (a)(b)	60,404	460

Decision Support Software (0.61%)
DemandTec Inc (a)(b)	20,202	206
Interactive Intelligence Inc (a)	19,088	224
SPSS Inc (a)	2,700	105

		535

Diagnostic Equipment (0.61%)
Gen-Probe Inc (a)	7,260	350
Hansen Medical Inc (a)(b)	12,900	181

		531

Diagnostic Kits (0.26%)
Medtox Scientific Inc (a)	4,514	59

Schedule of Investments
SmallCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diagnostic Kits (continued)
Meridian Bioscience Inc	5,046	$169

		228

Disposable Medical Products (0.23%)
Volcano Corp (a)	16,328	204
Distribution & Wholesale (1.24%)
Beacon Roofing Supply Inc (a)(b)	10,359	104
Chindex International Inc (a)	3,341	126
LKQ Corp (a)	38,162	857

		1,087

Diversified Manufacturing Operations (1.37%)
Ameron International Corp	1,206	113
Barnes Group Inc	4,007	92
ESCO Technologies Inc (a)(b)	13,838	550
Koppers Holdings Inc	8,100	359
Lydall Inc (a)	7,377	84

		1,198

E-Commerce — Products (0.13%)
1-800-FLOWERS.COM Inc (a)	13,598	116
Educational Software (1.00%)
Blackboard Inc (a)	20,258	675
SkillSoft PLC ADR (a)	18,949	199

		874

Electronic Components — Miscellaneous (0.95%)
Daktronics Inc (b)	8,323	149
Technitrol Inc	29,580	684

		833

Electronic Components — Semiconductors (3.63%)
Advanced Analogic Technologies Inc (a)	61,451	345
AXT Inc (a)	21,060	101
Diodes Inc (a)	21,240	466
Emcore Corp (a)(b)	11,208	65
Microsemi Corp (a)	68,823	1,569
Rubicon Technology Inc (a)	4,857	141
Skyworks Solutions Inc (a)	34,930	254
Volterra Semiconductor Corp (a)(b)	13,850	157
Zoran Corp (a)	6,164	84

		3,182

Electronic Design Automation (0.66%)
Ansoft Corp (a)	18,880	576
Electronic Measurement Instruments (1.38%)
Analogic Corp	4,658	310
Flir Systems Inc (a)	15,443	465
Itron Inc (a)(b)	3,695	333
LeCroy Corp (a)	11,693	101

		1,209

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Security Devices (0.74%)
Taser International Inc (a)(b)	68,560	$644
Energy — Alternate Sources (0.41%)
Evergreen Solar Inc (a)(b)	19,220	178
FuelCell Energy Inc (a)(b)	14,450	96
Headwaters Inc (a)(b)	6,800	90

		364

Engineering — Research & Development Services (0.54%)
EMCOR Group Inc (a)	21,420	476
Enterprise Software & Services (2.47%)
Concur Technologies Inc (a)	4,130	128
Lawson Software Inc (a)	20,690	156
Omnicell Inc (a)	32,408	651
Taleo Corp (a)	4,820	94
Ultimate Software Group Inc (a)	37,758	1,135

		2,164

E-Services — Consulting (0.45%)
GSI Commerce Inc (a)	26,081	343
Perficient Inc (a)	7,000	56

		399

Finance — Consumer Loans (0.13%)
Portfolio Recovery Associates Inc (b)	2,589	111
Firearms & Ammunition (0.24%)
Smith & Wesson Holding Corp (a)(b)	42,490	213
Food — Miscellaneous/Diversified (1.44%)
Chiquita Brands International Inc (a)(b)	40,931	946
Diamond Foods Inc	11,220	203
Hain Celestial Group Inc (a)	3,687	109

		1,258

Footwear & Related Apparel (0.90%)
CROCS Inc (a)(b)	7,810	136
Iconix Brand Group Inc (a)	37,667	654

		790

Health Care Cost Containment (0.09%)
Transcend Services Inc (a)	8,320	76
Hotels & Motels (0.15%)
Orient-Express Hotels Ltd	2,984	129
Housewares (0.04%)
Lifetime Brands Inc (b)	4,107	37
Human Resources (0.91%)
Emergency Medical Services Corp (a)(b)	10,600	262
Kenexa Corp (a)(b)	4,297	79
SuccessFactors Inc (a)(b)	18,940	185

Schedule of Investments
SmallCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Human Resources (continued)
TrueBlue Inc (a)	20,374	$274

		800

Identification Systems — Development (0.09%)
L-1 Identity Solutions Inc (a)(b)	5,695	76
Industrial Automation & Robots (0.13%)
Hurco Cos Inc (a)	2,419	113
Industrial Gases (0.93%)
Airgas Inc	17,950	816
Instruments — Scientific (0.22%)
FEI Co (a)(b)	9,040	197
Internet Application Software (0.11%)
Cybersource Corp (a)	6,866	100
Internet Content — Entertainment (0.12%)
Shanda Interactive Entertainment Ltd ADR (a)	3,673	107
Internet Content — Information & News (0.77%)
LoopNet Inc (a)(b)	31,280	397
TheStreet.com Inc	34,409	278

		675

Internet Incubators (0.37%)
Internet Capital Group Inc (a)(b)	31,411	329
Internet Infrastructure Software (0.16%)
AsiaInfo Holdings Inc (a)	12,912	140
Internet Security (0.43%)
Blue Coat Systems Inc (a)	17,100	377
Internet Telephony (0.08%)
j2 Global Communications Inc (a)	3,010	67
Lasers — Systems & Components (1.08%)
II-VI Inc (a)	24,971	948
Machinery — Construction & Mining (0.61%)
Bucyrus International Inc	5,253	534
Machinery — General Industry (1.73%)
DXP Enterprises Inc (a)	2,855	112
Middleby Corp (a)(b)	10,534	657
Wabtec Corp	19,930	751

		1,520

Machinery — Print Trade (0.08%)
Presstek Inc (a)(b)	16,452	72

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery Tools & Related Products (0.41%)
Kennametal Inc	12,100	$356
Medical — Biomedical/Gene (6.19%)
Alexion Pharmaceuticals Inc (a)	5,102	303
AMAG Pharmaceuticals Inc (a)	4,500	182
BioMimetic Therapeutics Inc (a)	6,700	54
Genomic Health Inc (a)(b)	10,300	195
Illumina Inc (a)(b)	9,440	717
Integra LifeSciences Holdings Corp (a)(b)	12,500	543
Lifecell Corp (a)	35,889	1,508
Myriad Genetics Inc (a)(b)	16,046	646
Regeneron Pharmaceuticals Inc (a)	10,400	200
RTI Biologics Inc (a)	15,702	148
Sangamo Biosciences Inc (a)(b)	37,597	382
Seattle Genetics Inc/WA (a)(b)	17,600	160
Sequenom Inc (a)	29,875	194
Third Wave Technologies Inc (a)	21,402	197

		5,429

Medical — Drugs (0.84%)
Array Biopharma Inc (a)	22,300	156
Auxilium Pharmaceuticals Inc (a)	16,750	448
Sirtris Pharmaceuticals Inc (a)	10,097	131

		735

Medical — Generic Drugs (0.39%)
Perrigo Co	9,060	342
Medical — Outpatient & Home Medical Care (0.27%)
Res-Care Inc (a)	13,700	235
Medical Information Systems (0.92%)
AMICAS Inc (a)	34,413	77
Phase Forward Inc (a)	42,535	727

		804

Medical Instruments (2.44%)
Abaxis Inc (a)	14,900	345
Angiodynamics Inc (a)	9,100	105
Arthrocare Corp (a)(b)	5,634	188
Bruker BioSciences Corp (a)	14,168	218
Cepheid Inc (a)	19,855	484
Micrus Endovascular Corp (a)	15,550	192
NuVasive Inc (a)	4,129	143
Spectranetics Corp (a)(b)	16,751	140
Symmetry Medical Inc (a)	6,877	114
Thoratec Corp (a)	14,520	208

		2,137

Medical Laboratory & Testing Service (0.49%)
Bio-Reference Labs Inc (a)(b)	16,343	432

Schedule of Investments
SmallCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laser Systems (0.06%)
Biolase Technology Inc (a)	17,242	$53
Medical Products (1.07%)
Accuray Inc (a)(b)	5,100	40
Alphatec Holdings Inc (a)	4,390	22
Cantel Medical Corp (a)	7,366	78
Haemonetics Corp (a)	4,790	285
Luminex Corp (a)(b)	8,679	171
Sonic Innovations Inc (a)(b)	16,926	82
TomoTherapy Inc (a)(b)	7,300	105
Wright Medical Group Inc (a)	6,259	151

		934

Metal Processors & Fabrication (0.82%)
Kaydon Corp	2,222	98
Ladish Co Inc (a)	17,260	621

		719

Miscellaneous Manufacturers (0.10%)
American Railcar Industries Inc	2,675	54
China Fire & Security Group Inc (a)(b)	4,340	31

		85

Multimedia (0.57%)
Factset Research Systems Inc	9,359	504
Networking Products (0.95%)
Atheros Communications Inc (a)	11,390	237
Foundry Networks Inc (a)	11,010	128
Ixia (a)	50,190	390
Netgear Inc (a)	3,920	78

		833

Oil — Field Services (2.23%)
Cal Dive International Inc (a)	8,340	87
Core Laboratories NV (a)	4,918	587
Hornbeck Offshore Services Inc (a)(b)	9,893	452
Tetra Technologies Inc (a)	31,968	506
Willbros Group Inc (a)(b)	10,690	327

		1,959

Oil Company — Exploration & Production (2.75%)
Carrizo Oil & Gas Inc (a)	3,642	216
Penn Virginia Corp	5,013	221
PetroHawk Energy Corp (a)	49,174	992
Quicksilver Resources Inc (a)(b)	15,970	583
Whiting Petroleum Corp (a)	6,176	399

		2,411

Oil Field Machinery & Equipment (1.55%)
Complete Production Services Inc (a)(b)	28,200	647
Mitcham Industries Inc (a)	16,462	294

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Field Machinery & Equipment (continued)
T-3 Energy Services Inc (a)	9,900	$421

		1,362

Patient Monitoring Equipment (0.11%)
Masimo Corp (a)	3,611	94
Pharmacy Services (0.14%)
BioScrip Inc (a)	18,246	123
Physical Therapy & Rehabilitation Centers (0.63%)
Psychiatric Solutions Inc (a)	16,255	551
Physician Practice Management (1.52%)
Pediatrix Medical Group Inc (a)	19,787	1,334
Private Corrections (0.17%)
Geo Group Inc/The (a)	5,310	151
Property & Casualty Insurance (0.17%)
United America Indemnity Ltd (a)	7,970	154
Reinsurance (0.10%)
Argo Group International Holdings Ltd (a)	2,427	86
REITS — Healthcare (0.76%)
Ventas Inc	14,849	667
REITS — Office Property (0.30%)
BioMed Realty Trust Inc	10,932	261
REITS — Single Tenant (0.21%)
National Retail Properties Inc	8,170	180
Research & Development (2.16%)
Kendle International Inc (a)	20,208	908
Parexel International Corp (a)	37,711	984

		1,892

Respiratory Products (0.32%)
Resmed Inc (a)(b)	6,716	283
Retail — Apparel & Shoe (3.11%)
Aeropostale Inc (a)	17,120	464
Charlotte Russe Holding Inc (a)(b)	11,960	207
Childrens Place Retail Stores Inc/The (a)(b)	13,069	321
Gymboree Corp (a)	11,900	475
Phillips-Van Heusen Corp	19,428	737
Tween Brands Inc (a)(b)	6,600	163
Wet Seal Inc/The (a)(b)	105,520	358

		2,725

Retail — Discount (0.18%)
99 Cents Only Stores (a)(b)	16,082	159

Schedule of Investments
SmallCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Perfume & Cosmetics (0.24%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	14,942	$210
Retail — Petroleum Products (0.25%)
World Fuel Services Corp	7,710	216
Retail — Restaurants (2.26%)
California Pizza Kitchen Inc (a)(b)	41,623	546
CKE Restaurants Inc	39,752	446
Red Robin Gourmet Burgers Inc (a)(b)	14,200	533
Texas Roadhouse Inc (a)	46,500	456

		1,981

Rubber & Plastic Products (0.18%)
Myers Industries Inc	11,920	157
Satellite Telecommunications (0.16%)
GeoEye Inc (a)	5,410	141
Schools (0.22%)
Capella Education Co (a)	2,319	126
Corinthian Colleges Inc (a)	9,085	66

		192

Seismic Data Collection (0.64%)
ION Geophysical Corp (a)(b)	40,500	559
Semiconductor Component — Integrated Circuits (1.25%)
Anadigics Inc (a)(b)	11,801	77
Hittite Microwave Corp (a)	10,800	404
Power Integrations Inc (a)	14,661	429
Standard Microsystems Corp (a)	6,360	186

		1,096

Semiconductor Equipment (0.47%)
Amtech Systems Inc (a)	7,933	96
BTU International Inc (a)	6,285	58
LTX Corp (a)	28,347	89
Varian Semiconductor Equipment Associates Inc (a)	6,055	170

		413

Software Tools (0.19%)
ArcSight Inc (a)	24,100	167
Steel — Producers (1.55%)
Steel Dynamics Inc	41,244	1,363
Superconductor Production & Systems (0.14%)
American Superconductor Corp (a)(b)	5,287	123
Telecommunication Equipment (1.41%)
Comtech Telecommunications Corp (a)	12,200	476
Nice Systems Ltd ADR (a)	26,981	761

		1,237

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Equipment — Fiber Optics (0.41%)
Harmonic Inc (a)	46,880	$356
Telecommunication Services (1.46%)
Cbeyond Inc (a)	17,000	319
Knology Inc (a)(b)	8,714	113
NeuStar Inc (a)	9,218	244
Neutral Tandem Inc (a)	25,289	456
PAETEC Holding Corp (a)(b)	9,586	64
SAVVIS Inc (a)(b)	4,990	81

		1,277

Theaters (0.14%)
National CineMedia Inc	5,300	119
Therapeutics (1.32%)
BioMarin Pharmaceutical Inc (a)(b)	25,740	910
Isis Pharmaceuticals Inc (a)(b)	15,367	217
United Therapeutics Corp (a)	300	26

		1,153

Toys (0.90%)
Jakks Pacific Inc (a)	2,062	57
Marvel Entertainment Inc (a)	27,460	736

		793

Transactional Software (0.69%)
Bottomline Technologies Inc (a)	8,473	107
Innerworkings Inc (a)(b)	35,700	501

		608

Transport — Marine (0.05%)
Genco Shipping & Trading Ltd	719	41
Transport — Services (0.94%)
HUB Group Inc (a)	25,093	825
Transport — Truck (1.43%)
Landstar System Inc	18,336	956
Old Dominion Freight Line Inc (a)	9,330	297

		1,253

Veterinary Diagnostics (0.72%)
Animal Health International Inc (a)	9,664	105
Neogen Corp (a)	4,412	111
VCA Antech Inc (a)	15,132	414

		630

Web Hosting & Design (0.20%)
NaviSite Inc (a)	22,927	51
NIC Inc	17,111	121

		172

Web Portals (0.37%)
Trizetto Group (a)	5,220	87

Schedule of Investments
SmallCap Growth Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Web Portals (continued)
United Online Inc	22,350	$236

		323

Wireless Equipment (2.37%)
Ceragon Networks Ltd (a)	26,400	250
Globecomm Systems Inc (a)	12,665	110
Novatel Wireless Inc (a)(b)	31,411	304
SBA Communications Corp (a)	31,510	940
Sierra Wireless Inc (a)(b)	6,080	97
Viasat Inc (a)	17,180	373

		2,074

X-Ray Equipment (0.10%)
Hologic Inc (a)	1,628	91

TOTAL COMMON STOCKS		$84,993

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (15.53%)
Finance — Investment Banker & Broker (15.53%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $13,754,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (c)	$13,611	$13,610

TOTAL REPURCHASE AGREEMENTS		$13,610

Total Investments		$98,603
Liabilities in Excess of Other Assets, Net — (12.51)%		(10,964)

TOTAL NET ASSETS — 100.00%		$87,639

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$8,166
Unrealized Depreciation	(14,491)

Net Unrealized Appreciation (Depreciation)	(6,325)
Cost for federal income tax purposes	104,928
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	26.46%
Financial	19.24%
Technology	19.02%
Industrial	17.15%
Communications	10.61%
Consumer, Cyclical	9.53%
Energy	7.59%
Basic Materials	2.91%
Liabilities in Excess of Other Assets, Net	(12.51%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.43%)
Advanced Materials & Products (0.24%)
Ceradyne Inc (a)(b)	11,900	$380
Aerospace & Defense (0.28%)
Esterline Technologies Corp (b)	8,600	433
Aerospace & Defense Equipment (1.12%)
Curtiss-Wright Corp	14,800	614
DRS Technologies Inc	2,200	128
Ducommun Inc (b)	4,600	127
Kaman Corp	6,100	173
Moog Inc (b)	6,350	268
Triumph Group Inc	7,750	441

		1,751

Agricultural Chemicals (1.64%)
CF Industries Holdings Inc	21,200	2,197
UAP Holding Corp	9,900	379

		2,576

Agricultural Operations (0.08%)
Andersons Inc/The	2,800	125
Airlines (0.80%)
Republic Airways Holdings Inc (b)	35,700	773
Skywest Inc	22,800	482

		1,255

Apparel Manufacturers (0.27%)
G-III Apparel Group Ltd (b)	5,875	79
Maidenform Brands Inc (b)	20,000	326
Oxford Industries Inc	900	20

		425

Applications Software (0.23%)
American Reprographics Co (a)(b)	4,600	68
Progress Software Corp (b)	6,700	200
Quest Software Inc (b)	6,700	88

		356

Auction House & Art Dealer (0.13%)
Sotheby’s	7,125	206
Auto/Truck Parts & Equipment — Original (0.63%)
American Axle & Manufacturing Holdings	5,700	117
Lear Corp (b)	24,675	639
Tenneco Inc (b)	8,200	229

		985

Auto/Truck Parts & Equipment — Replacement (0.43%)
Aftermarket Technology Corp (b)	33,100	643
Standard Motor Products Inc	5,500	34

		677

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
B2B — E-Commerce (0.06%)
Ariba Inc (a)(b)	9,200	$89
Batteries & Battery Systems (0.21%)
EnerSys (b)	6,425	154
Greatbatch Inc (b)	9,900	182

		336

Broadcasting Services & Programming (0.29%)
DG FastChannel Inc (a)(b)	23,300	447
Building — Heavy Construction (0.18%)
Perini Corp (b)	7,825	284
Building — Maintenance & Service (0.12%)
ABM Industries Inc	8,625	194
Building & Construction — Miscellaneous (0.08%)
Layne Christensen Co (b)	3,500	123
Building & Construction Products — Miscellaneous (0.09%)
NCI Building Systems Inc (a)(b)	5,500	133
Building Products — Air & Heating (0.17%)
Comfort Systems USA Inc	19,975	260
Building Products — Cement & Aggregate (0.14%)
Eagle Materials Inc	6,200	220
Building Products — Doors & Windows (0.15%)
Apogee Enterprises Inc	14,900	229
Building Products — Wood (0.12%)
Universal Forest Products Inc	6,000	193
Casino Hotels (0.06%)
Monarch Casino & Resort Inc (a)(b)	5,625	100
Cellular Telecommunications (0.54%)
Centennial Communications Corp (a)(b)	73,800	436
Syniverse Holdings Inc (a)(b)	24,400	407

		843

Chemicals — Diversified (0.43%)
Innospec Inc	8,700	184
Olin Corp	7,725	153
Rockwood Holdings Inc (a)(b)	10,300	338

		675

Chemicals — Plastics (0.14%)
Schulman A Inc	5,875	121
Spartech Corp	10,800	91

		212

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Specialty (2.76%)
Arch Chemicals Inc	5,475	$204
HB Fuller Co	35,625	727
Hercules Inc	31,700	580
Minerals Technologies Inc	3,300	207
NewMarket Corp	5,200	393
OM Group Inc (b)	10,875	593
Sensient Technologies Corp	19,100	563
Terra Industries Inc (a)(b)	19,400	689
WR Grace & Co (a)(b)	11,700	267
Zep Inc	6,100	99

		4,322

Circuit Boards (0.27%)
Park Electrochemical Corp	12,275	317
TTM Technologies Inc (b)	9,100	103

		420

Collectibles (0.10%)
RC2 Corp (a)(b)	7,600	159
Commercial Banks (10.36%)
1st Source Corp	5,810	122
Amcore Financial Inc	5,300	108
AmericanWest Bancorp	1,800	16
Ameris Bancorp	6,540	105
Bancfirst Corp	4,000	183
Banco Latinoamericano de Exportaciones	7,000	108
Banner Corp	2,400	55
Capital Corp of the West	2,700	22
Capitol Bancorp Ltd (a)	5,000	106
Cascade Bancorp (a)	10,775	103
Cathay General Bancorp (a)	5,000	104
Central Pacific Financial Corp	15,200	286
Chemical Financial Corp	6,793	162
Citizens Republic Bancorp Inc	15,680	195
City Bank/Lynnwood WA	8,000	178
City Holding Co	13,600	543
Colonial BancGroup Inc/The (a)	17,400	168
Columbia Banking System Inc	5,657	127
Community Bancorp/NV (a)(b)	3,300	45
Community Bank System Inc	12,600	309
Community Trust Bancorp Inc	13,363	392
Corus Bankshares Inc (a)	44,225	430
Cullen/Frost Bankers Inc	9,100	483
CVB Financial Corp	8,950	93
East West Bancorp Inc (a)	19,825	352
First Bancorp/Puerto Rico	23,000	234
First Bancorp/Troy NC	3,100	62
First Commonwealth Financial Corp	10,450	121
First Community Bancorp Inc/CA	4,300	115
First Community Bancshares Inc/VA	4,700	171

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
First Merchants Corp	5,400	$154
First Regional Bancorp/Los Angeles CA (b)	3,200	52
First State Bancorporation/NM	5,250	70
FNB Corp/PA (a)	9,575	149
Frontier Financial Corp (a)	8,200	145
Glacier Bancorp Inc	5,300	102
Great Southern Bancorp Inc	5,100	80
Green Bankshares Inc	4,500	80
Hancock Holding Co	2,600	109
Hanmi Financial Corp	58,900	435
Heartland Financial USA Inc (a)	2,700	57
Heritage Commerce Corp	1,100	20
Horizon Financial Corp	5,525	76
IBERIABANK Corp	12,400	549
Imperial Capital Bancorp Inc	1,300	28
Independent Bank Corp/MI	15,431	160
Independent Bank Corp/Rockland MA	13,800	408
Integra Bank Corp	7,600	123
Irwin Financial Corp	12,400	66
Lakeland Financial Corp	3,100	70
MainSource Financial Group Inc (a)	9,521	148
Nara Bancorp Inc	11,000	143
National Penn Bancshares Inc	46,961	854
NBT Bancorp Inc	11,000	244
Old Second Bancorp Inc	1,400	37
Oriental Financial Group	17,300	341
Pacific Capital Bancorp NA (a)	23,900	514
Peoples Bancorp Inc/OH	5,265	127
Prosperity Bancshares Inc	9,500	272
Provident Bankshares Corp	12,200	131
Renasant Corp	6,550	147
Republic Bancorp Inc/KY	1,335	25
Royal Bancshares of Pennsylvania (a)	1,261	18
S&T Bancorp Inc	1,600	51
SCBT Financial Corp	1,102	37
Security Bank Corp/GA (a)	4,800	38
Sierra Bancorp (a)	500	11
Simmons First National Corp	3,900	116
Southwest Bancorp Inc/Stillwater OK	14,800	259
StellarOne Corp	951	16
Sterling Bancorp/NY	5,000	78
Sterling Bancshares Inc/TX	62,475	621
Sterling Financial Corp/PA (a)	8,231	144
Sterling Financial Corp/WA	34,970	546
Suffolk Bancorp	2,400	76
Susquehanna Bancshares Inc	13,400	273
SVB Financial Group (a)(b)	7,850	343
Taylor Capital Group Inc	8,000	131
TCF Financial Corp	58,200	1,043

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Trico Bancshares	5,300	$92
UCBH Holdings Inc	9,800	76
Umpqua Holdings Corp	19,368	300
Union Bankshares Corp/VA (a)	3,050	59
United Bankshares Inc	4,000	107
Washington Trust Bancorp Inc	5,300	132
West Coast Bancorp/OR	17,900	261

		16,242

Commercial Services (0.26%)
First Advantage Corp (a)(b)	4,225	90
Live Nation Inc (a)(b)	6,425	78
TeleTech Holdings Inc (b)	11,000	247

		415

Commercial Services — Finance (1.15%)
Advance America Cash Advance Centers Inc	4,100	31
CBIZ Inc (a)(b)	17,625	143
Deluxe Corp	53,625	1,030
Dollar Financial Corp (a)(b)	21,828	502
Euronet Worldwide Inc (a)(b)	5,250	101

		1,807

Communications Software (0.06%)
Digi International Inc (b)	8,200	95
Computer Aided Design (0.37%)
Aspen Technology Inc (b)	33,000	421
Parametric Technology Corp (b)	10,280	164

		585

Computer Services (0.49%)
Ciber Inc (b)	18,500	91
COMSYS IT Partners Inc (b)	6,300	53
Perot Systems Corp (b)	27,850	419
SI International Inc (b)	3,000	57
SYKES Enterprises Inc (b)	8,400	148

		768

Computer Software (0.06%)
Avid Technology Inc (a)(b)	3,950	96
Computers (0.07%)
Palm Inc (a)	21,980	110
Computers — Integrated Systems (0.19%)
Agilysys Inc	15,600	181
MTS Systems Corp	3,850	124

		305

Computers — Memory Devices (0.38%)
Hutchinson Technology Inc (a)(b)	5,200	83
Imation Corp	15,400	350
Quantum Corp (b)	67,800	145

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computers — Memory Devices (continued)
Silicon Storage Technology Inc (b)	8,900	$23

		601

Computers — Peripheral Equipment (0.15%)
Electronics for Imaging (b)	15,700	234
Consulting Services (0.94%)
CRA International Inc (b)	1,200	39
Forrester Research Inc (a)(b)	7,500	199
Gartner Inc (a)(b)	14,500	280
MAXIMUS Inc	3,100	114
SAIC Inc (b)	15,650	291
Watson Wyatt Worldwide Inc	9,675	549

		1,472

Consumer Products — Miscellaneous (1.32%)
Helen of Troy Ltd (b)	9,100	153
Jarden Corp (b)	2,265	49
Prestige Brands Holdings Inc (b)	16,000	131
Tupperware Brands Corp	44,700	1,729

		2,062

Containers — Metal & Glass (0.97%)
Greif Inc	12,650	859
Silgan Holdings Inc	13,300	660

		1,519

Containers — Paper & Plastic (0.12%)
Pactiv Corp (b)	7,350	193
Cosmetics & Toiletries (0.23%)
Elizabeth Arden Inc (a)(b)	18,400	367
Data Processing & Management (0.08%)
CSG Systems International Inc (b)	8,700	99
infoUSA Inc	3,400	21

		120

Decision Support Software (0.05%)
QAD Inc	3,700	31
SPSS Inc (a)(b)	1,200	47

		78

Disposable Medical Products (0.11%)
ICU Medical Inc (a)(b)	6,175	178
Distribution & Wholesale (0.55%)
Core-Mark Holding Co Inc (a)(b)	7,900	227
United Stationers Inc (b)	10,300	491
Watsco Inc (a)	3,500	145

		863

Diversified Manufacturing Operations (2.00%)
Actuant Corp	7,400	224
Acuity Brands Inc	16,000	687

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Ameron International Corp	3,500	$327
AO Smith Corp	5,200	171
Barnes Group Inc	28,400	652
EnPro Industries Inc (a)(b)	29,600	923
Koppers Holdings Inc	3,275	145

		3,129

Diversified Operations (0.07%)
Compass Diversified Holdings	8,600	113
Diversified Operations & Commercial Services (0.29%)
Chemed Corp	3,500	148
Viad Corp	8,700	313

		461

Drug Delivery Systems (0.03%)
Noven Pharmaceuticals Inc (b)	5,325	48
E-Commerce — Products (0.47%)
FTD Group Inc	55,025	738
Electric — Integrated (3.22%)
Black Hills Corp	2,500	89
CH Energy Group Inc	4,500	175
Cleco Corp	21,650	480
El Paso Electric Co (b)	28,625	612
Great Plains Energy Inc	6,725	166
Idacorp Inc (a)	3,125	100
PNM Resources Inc	19,300	241
Portland General Electric Co	55,300	1,247
UIL Holdings Corp	6,700	202
Unisource Energy Corp	27,700	617
Westar Energy Inc	49,425	1,125

		5,054

Electric Products — Miscellaneous (0.72%)
GrafTech International Ltd (b)	69,900	1,133
Electronic Components — Miscellaneous (0.83%)
Bel Fuse Inc	4,400	123
Benchmark Electronics Inc (b)	14,800	266
CTS Corp	24,025	257
Methode Electronics Inc	10,200	119
OSI Systems Inc (b)	5,875	135
Plexus Corp (b)	3,600	101
Technitrol Inc	12,775	295

		1,296

Electronic Components — Semiconductors (1.18%)
Actel Corp (b)	5,600	86
Amkor Technology Inc (a)(b)	20,300	217
Applied Micro Circuits Corp (b)	4,850	35

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Components — Semiconductors (continued)
DSP Group Inc (b)	14,700	$187
Lattice Semiconductor Corp (b)	13,100	37
ON Semiconductor Corp (a)(b)	30,015	171
QLogic Corp (b)	9,850	151
Semtech Corp (a)(b)	800	12
Skyworks Solutions Inc (a)(b)	58,300	424
Zoran Corp (b)	39,000	533

		1,853

Electronic Design Automation (0.16%)
Magma Design Automation Inc (a)(b)	9,600	92
Mentor Graphics Corp (b)	17,200	152

		244

Electronic Measurement Instruments (0.10%)
Analogic Corp	1,800	120
Eagle Test Systems Inc (b)	3,900	41

		161

Engineering — Research & Development Services (0.30%)
EMCOR Group Inc (b)	21,375	475
Engines — Internal Combustion (0.06%)
Briggs & Stratton Corp (a)	4,875	87
Enterprise Software & Services (1.01%)
Lawson Software Inc (a)(b)	18,700	141
Mantech International Corp (b)	8,150	370
MedAssets Inc (b)	4,700	69
MicroStrategy Inc (b)	2,050	152
Sybase Inc (a)(b)	31,300	823
SYNNEX Corp (b)	1,000	21

		1,576

E-Services — Consulting (0.06%)
Perficient Inc (b)	12,000	95
Fiduciary Banks (0.19%)
Boston Private Financial Holdings Inc (a)	8,375	89
Wilmington Trust Corp	6,525	203

		292

Finance — Consumer Loans (0.50%)
Asta Funding Inc	7,500	105
Encore Capital Group Inc (a)(b)	6,600	45
First Marblehead Corp/The (a)	6,900	51
Ocwen Financial Corp (a)(b)	11,000	49
World Acceptance Corp (a)(b)	16,700	532

		782

Finance — Credit Card (0.13%)
Advanta Corp	14,650	103

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Credit Card (continued)
CompuCredit Corp (a)(b)	11,400	$101

		204

Finance — Investment Banker & Broker (1.26%)
Greenhill & Co Inc (a)	2,850	198
Interactive Brokers Group Inc (b)	5,700	146
Investment Technology Group Inc (b)	8,625	398
Knight Capital Group Inc (a)(b)	43,825	712
optionsXpress Holdings Inc	7,900	164
Penson Worldwide Inc (b)	5,100	47
Piper Jaffray Cos (b)	2,500	85
SWS Group Inc	17,800	218
Thomas Weisel Partners Group Inc (a)(b)	1,800	12

		1,980

Finance — Leasing Company (0.12%)
Financial Federal Corp	8,350	182
Finance — Mortgage Loan/Banker (0.16%)
Centerline Holding Co — Rights (a)(b)(c)	9,300	—
Centerline Holding Co	8,900	36
Federal Agricultural Mortgage Corp	8,400	219

		255

Finance — Other Services (0.02%)
eSpeed Inc (b)	2,400	28
Financial Guarantee Insurance (0.09%)
Assured Guaranty Ltd	5,600	133
Food — Baking (0.10%)
Flowers Foods Inc	6,075	150
Food — Canned (0.09%)
TreeHouse Foods Inc (b)	6,300	144
Food — Miscellaneous/Diversified (0.39%)
Chiquita Brands International Inc (a)(b)	5,100	118
Corn Products International Inc	4,700	175
Ralcorp Holdings Inc (b)	5,525	321

		614

Food — Retail (0.07%)
Ruddick Corp	3,000	111
Food — Wholesale & Distribution (0.88%)
Nash Finch Co	19,000	645
Spartan Stores Inc	35,100	732

		1,377

Footwear & Related Apparel (0.53%)
Deckers Outdoor Corp (b)	3,700	399
Iconix Brand Group Inc (a)(b)	3,675	64
Skechers U.S.A. Inc (b)	4,225	86

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Footwear & Related Apparel (continued)
Steven Madden Ltd (b)	7,200	$123
Wolverine World Wide Inc	5,625	163

		835

Funeral Services & Related Items (0.18%)
Stewart Enterprises Inc	44,000	282
Gas — Distribution (2.41%)
Atmos Energy Corp	6,175	157
Laclede Group Inc/The	7,900	281
New Jersey Resources Corp	29,950	930
Nicor Inc	13,600	456
Northwest Natural Gas Co	3,675	160
South Jersey Industries Inc	8,700	305
Southwest Gas Corp	31,600	884
WGL Holdings Inc	19,050	611

		3,784

Health Care Cost Containment (0.18%)
Healthspring Inc (b)	19,525	275
Home Furnishings (0.16%)
Ethan Allen Interiors Inc	8,700	247
Hotels & Motels (0.08%)
Choice Hotels International Inc	3,569	122
Human Resources (0.48%)
AMN Healthcare Services Inc (b)	7,300	113
Heidrick & Struggles International Inc	4,225	137
Kforce Inc (b)	10,500	93
MPS Group Inc (a)(b)	13,300	157
Spherion Corp (b)	42,075	258

		758

Identification Systems — Development (0.25%)
Checkpoint Systems Inc (a)(b)	14,525	390
Insurance Brokers (0.06%)
Hilb Rogal & Hobbs Co	2,800	88
Internet Application Software (0.30%)
Cybersource Corp (b)	7,347	107
Interwoven Inc (b)	23,100	247
Vignette Corp (b)	8,925	118

		472

Internet Content — Information & News (0.05%)
Travelzoo Inc (a)(b)	7,200	80
Internet Infrastructure Equipment (0.22%)
Avocent Corp (b)	20,600	348

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Internet Infrastructure Software (0.20%)
TIBCO Software Inc (b)	44,000	$314
Internet Security (0.16%)
Ipass Inc (a)(b)	1,800	5
SonicWALL Inc (a)(b)	30,550	250

		255

Intimate Apparel (0.16%)
Warnaco Group Inc/The (b)	6,200	245
Investment Companies (0.38%)
MCG Capital Corp — Rights (b)	2,300	3
MCG Capital Corp	16,100	146
Patriot Capital Funding Inc	25,019	262
TICC Capital Corp (a)	24,479	184

		595

Investment Management & Advisory Services (0.13%)
Waddell & Reed Financial Inc	6,175	198
Lasers — Systems & Components (0.39%)
Coherent Inc (b)	3,900	109
Cymer Inc (a)(b)	5,625	147
Electro Scientific Industries Inc (b)	1,300	21
Newport Corp (a)(b)	13,100	146
Rofin-Sinar Technologies Inc (b)	4,225	190

		613

Life & Health Insurance (0.93%)
American Equity Investment Life Holding	14,200	132
Delphi Financial Group Inc	35,575	1,040
Phoenix Cos Inc/The	15,975	195
Universal American Corp (b)	9,000	95

		1,462

Machinery — Construction & Mining (0.07%)
Astec Industries Inc (a)(b)	3,000	116
Machinery — Electrical (0.39%)
Regal-Beloit Corp	16,875	618
Machinery — General Industry (1.63%)
Applied Industrial Technologies Inc	47,350	1,415
Kadant Inc (b)	800	24
Robbins & Myers Inc	7,200	235
Tennant Co	5,100	203
Wabtec Corp	18,100	682

		2,559

Machinery — Material Handling (0.40%)
Cascade Corp	4,600	227
Columbus McKinnon Corp/NY (b)	13,150	407

		634

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Biomedical/Gene (0.75%)
Applera Corp — Celera Group (b)	4,700	$69
Arena Pharmaceuticals Inc (a)(b)	2,300	16
Barrier Therapeutics Inc (b)	4,800	16
Bio-Rad Laboratories Inc (b)	5,400	480
Exelixis Inc (a)(b)	8,500	59
Illumina Inc (b)	2,300	175
InterMune Inc (a)(b)	3,900	57
Lifecell Corp (a)(b)	3,700	156
Medivation Inc (a)(b)	2,000	28
Protalix BioTherapeutics Inc (a)(b)	9,400	25
Seattle Genetics Inc/WA (b)	5,500	50
Third Wave Technologies Inc (b)	4,800	44

		1,175

Medical — Drugs (0.52%)
Auxilium Pharmaceuticals Inc (a)(b)	3,000	80
Bionovo Inc (a)(b)	15,800	20
Rigel Pharmaceuticals Inc (a)(b)	1,800	34
Sciele Pharma Inc (a)(b)	13,650	266
ULURU Inc (b)	6,400	14
Valeant Pharmaceuticals International (b)	4,200	54
Viropharma Inc (a)(b)	38,825	347

		815

Medical — Generic Drugs (0.28%)
Alpharma Inc (a)(b)	4,000	105
Par Pharmaceutical Cos Inc (a)(b)	3,100	54
Perrigo Co	7,300	275

		434

Medical — HMO (0.81%)
AMERIGROUP Corp (b)	28,200	771
Centene Corp (b)	8,900	124
Magellan Health Services Inc (b)	7,600	301
Molina Healthcare Inc (a)(b)	2,900	71

		1,267

Medical — Hospitals (0.08%)
Medcath Corp (b)	7,000	127
Medical — Outpatient & Home Medical Care (0.78%)
Apria Healthcare Group Inc (b)	11,700	231
Gentiva Health Services Inc (b)	42,325	921
Res-Care Inc (a)(b)	3,700	64

		1,216

Medical Instruments (0.35%)
Conmed Corp (b)	20,700	531
SurModics Inc (b)	400	17

		548

Medical Products (0.20%)
Invacare Corp	9,800	218

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (continued)
Power Medical Interventions Inc (a)(b)	2,300	$14
PSS World Medical Inc (b)	5,000	83

		315

Medical Sterilization Products (0.25%)
STERIS Corp	14,850	398
Metal — Aluminum (0.35%)
Century Aluminum Co (a)(b)	8,200	543
Metal Processors & Fabrication (0.91%)
CIRCOR International Inc	5,300	245
Mueller Industries Inc	13,125	379
Quanex Corp	15,650	810

		1,434

Miscellaneous Manufacturers (0.17%)
FreightCar America Inc	5,325	182
Reddy Ice Holdings Inc	6,200	81

		263

Motion Pictures & Services (0.04%)
Macrovision Corp (a)(b)	4,700	63
MRI — Medical Diagnostic Imaging (0.04%)
Alliance Imaging Inc (b)	8,100	70
Multilevel Direct Selling (0.11%)
Nu Skin Enterprises Inc	9,200	166
Multi-Line Insurance (0.10%)
Horace Mann Educators Corp	8,925	156
Multimedia (0.01%)
Media General Inc (a)	1,200	17
Music (0.10%)
Steinway Musical Instruments (b)	5,400	154
Networking Products (0.65%)
Adaptec Inc (b)	11,200	33
Anixter International Inc (a)(b)	7,400	474
Black Box Corp	5,500	170
Foundry Networks Inc (b)	9,400	109
Ixia (b)	15,925	123
Polycom Inc (b)	4,900	110

		1,019

Office Automation & Equipment (0.11%)
IKON Office Solutions Inc	22,800	173
Office Supplies & Forms (0.19%)
Ennis Inc	18,025	302

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (1.64%)
Exterran Holdings Inc (a)(b)	5,587	$360
Global Industries Ltd (b)	5,250	84
Oil States International Inc (b)	22,575	1,012
RPC Inc (a)	7,162	109
Trico Marine Services Inc (a)(b)	19,600	764
Union Drilling Inc (b)	13,500	236

		2,565

Oil & Gas Drilling (0.08%)
Parker Drilling Co (a)(b)	19,975	129
Oil Company — Exploration & Production (2.31%)
Bois d’Arc Energy Inc (a)(b)	6,800	146
Callon Petroleum Co (b)	14,375	260
Cimarex Energy Co	3,700	202
Comstock Resources Inc (a)(b)	7,900	318
Energy Partners Ltd (b)	6,727	64
Harvest Natural Resources Inc (a)(b)	12,900	156
Mariner Energy Inc (b)	11,500	311
PetroHawk Energy Corp (b)	10,300	208
Rosetta Resources Inc (a)(b)	4,100	81
Stone Energy Corp (b)	19,600	1,025
Swift Energy Co (b)	18,450	830
Vaalco Energy Inc (b)	2,500	12

		3,613

Oil Field Machinery & Equipment (0.08%)
Gulf Island Fabrication Inc	4,100	118
Oil Refining & Marketing (0.27%)
Alon USA Energy Inc (a)	17,100	260
Holly Corp	3,575	155

		415

Paper & Related Products (0.88%)
Buckeye Technologies Inc (b)	50,700	566
Rock-Tenn Co	17,700	530
Schweitzer-Mauduit International Inc	12,300	285

		1,381

Physical Therapy & Rehabilitation Centers (0.22%)
Psychiatric Solutions Inc (b)	8,700	295
RehabCare Group Inc (b)	3,800	57

		352

Platinum (0.06%)
Stillwater Mining Co (b)	6,200	96
Power Converter & Supply Equipment (0.13%)
Advanced Energy Industries Inc (b)	14,825	197
Printing — Commercial (0.32%)
Consolidated Graphics Inc (b)	8,000	448

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Printing — Commercial (continued)
Valassis Communications Inc (a)(b)	4,300	$47

		495

Private Corrections (0.17%)
Geo Group Inc/The (a)(b)	9,100	259
Property & Casualty Insurance (3.97%)
American Physicians Capital Inc	6,900	320
Amerisafe Inc (b)	31,800	402
Amtrust Financial Services Inc	5,000	81
Employers Holdings Inc	9,900	184
Fpic Insurance Group Inc (b)	6,200	292
Harleysville Group Inc	5,100	184
Infinity Property & Casualty Corp	6,700	279
Meadowbrook Insurance Group Inc	10,300	80
Navigators Group Inc (b)	11,350	617
Philadelphia Consolidated Holding Co (b)	5,000	161
PMA Capital Corp (b)	41,200	352
ProAssurance Corp (b)	8,425	454
RLI Corp	1,400	69
Safety Insurance Group Inc	20,925	714
SeaBright Insurance Holdings Inc (b)	16,350	241
Selective Insurance Group	34,925	834
Zenith National Insurance Corp	26,600	954

		6,218

Publishing — Books (0.27%)
Scholastic Corp (b)	13,950	422
Publishing — Newspapers (0.17%)
Lee Enterprises Inc (a)	27,300	273
Quarrying (0.25%)
Compass Minerals International Inc	6,700	395
Racetracks (0.19%)
International Speedway Corp	5,026	207
Speedway Motorsports Inc	3,375	85

		292

Radio (0.41%)
Cox Radio Inc (a)(b)	33,175	394
Entercom Communications Corp	14,100	140
Radio One Inc (b)	49,300	75
Westwood One Inc	18,600	39

		648

Real Estate Management & Services (0.03%)
HFF Inc (b)	10,200	51
Reinsurance (2.01%)
Argo Group International Holdings Ltd (b)	12,272	436
Aspen Insurance Holdings Ltd	34,950	922

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Reinsurance (continued)
Max Capital Group Ltd	22,600	$592
Odyssey Re Holdings Corp	11,400	419
Platinum Underwriters Holdings Ltd	24,000	779

		3,148

REITS — Apartments (0.09%)
Home Properties Inc (a)	2,800	134
REITS — Diversified (0.98%)
Entertainment Properties Trust	6,725	332
Lexington Realty Trust	83,600	1,204

		1,536

REITS — Healthcare (1.01%)
LTC Properties Inc	10,500	270
Medical Properties Trust Inc (a)	16,925	192
Omega Healthcare Investors Inc	13,700	238
Senior Housing Properties Trust	37,100	879

		1,579

REITS — Hotels (1.22%)
Ashford Hospitality Trust Inc	47,200	268
DiamondRock Hospitality Co	32,400	411
FelCor Lodging Trust Inc	21,700	261
Sunstone Hotel Investors Inc	60,850	974

		1,914

REITS — Manufactured Homes (0.23%)
Equity Lifestyle Properties Inc	7,400	365
REITS — Mortgage (0.96%)
Anthracite Capital Inc	47,900	316
Anworth Mortgage Asset Corp	15,100	93
Arbor Realty Trust Inc (a)	11,000	166
Capital Trust Inc/NY	4,300	116
Gramercy Capital Corp/New York (a)	4,900	102
MFA Mortgage Investments Inc	61,237	386
NorthStar Realty Finance Corp (a)	39,400	322

		1,501

REITS — Office Property (0.83%)
BioMed Realty Trust Inc	30,450	727
Maguire Properties Inc	5,700	82
Parkway Properties Inc/Md	13,400	495

		1,304

REITS — Regional Malls (0.59%)
Pennsylvania Real Estate Investment Trust	37,775	921
REITS — Shopping Centers (0.61%)
Cedar Shopping Centers Inc	15,925	186
Inland Real Estate Corp	17,100	260
Saul Centers Inc	10,300	518

		964

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Single Tenant (0.28%)
National Retail Properties Inc (a)	11,425	$252
Realty Income Corp	7,350	188

		440

REITS — Storage (0.04%)
Extra Space Storage Inc	4,300	70
REITS — Warehouse & Industrial (0.39%)
DCT Industrial Trust Inc	20,700	206
First Industrial Realty Trust Inc (a)	5,875	182
First Potomac Realty Trust	14,200	218

		606

Rental — Auto & Equipment (0.52%)
Aaron Rents Inc	2,925	63
Electro Rent Corp	2,500	38
Rent-A-Center Inc/TX (a)(b)	38,525	707

		808

Retail — Apparel & Shoe (0.83%)
Brown Shoe Co Inc	22,850	344
Cato Corp/The	15,800	236
Charlotte Russe Holding Inc (b)	4,600	80
Collective Brands Inc (b)	14,300	173
Dress Barn Inc (a)(b)	6,200	80
Shoe Carnival Inc (a)(b)	3,100	42
Stage Stores Inc	19,875	322
Tween Brands Inc (a)(b)	1,200	30

		1,307

Retail — Auto Parts (0.10%)
CSK Auto Corp (b)	17,200	160
Retail — Automobile (0.19%)
Asbury Automotive Group Inc	21,500	296
Retail — Computer Equipment (0.17%)
Insight Enterprises Inc (b)	5,300	93
PC Connection Inc (b)	7,900	62
Systemax Inc	9,600	116

		271

Retail — Convenience Store (0.14%)
Casey’s General Stores Inc	1,300	29
Pantry Inc/The (b)	9,150	193

		222

Retail — Fabric Store (0.04%)
Jo-Ann Stores Inc (a)(b)	3,700	55
Retail — Hair Salons (0.10%)
Regis Corp	5,700	157

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Jewelry (0.13%)
Movado Group Inc	10,275	$200
Retail — Office Supplies (0.01%)
School Specialty Inc (b)	700	22
Retail — Pawn Shops (0.59%)
Cash America International Inc	25,300	921
Retail — Restaurants (0.94%)
AFC Enterprises (a)(b)	5,875	53
Bob Evans Farms Inc	100	3
Domino’s Pizza Inc	20,800	280
Jack in the Box Inc (b)	35,200	946
Papa John’s International Inc (b)	7,750	188

		1,470

Rubber — Tires (0.13%)
Cooper Tire & Rubber Co	13,300	199
Rubber & Plastic Products (0.16%)
Myers Industries Inc	19,400	255
Savings & Loans — Thrifts (1.54%)
Anchor Bancorp Wisconsin Inc	2,800	53
BankUnited Financial Corp (a)	8,800	44
Berkshire Hills Bancorp Inc	400	10
Brookline Bancorp Inc	18,500	212
Dime Community Bancshares	10,325	181
Downey Financial Corp (a)	5,500	101
First Financial Holdings Inc	5,000	117
First Niagara Financial Group Inc	57,246	778
First Place Financial Corp/OH	4,600	60
FirstFed Financial Corp (a)(b)	10,525	286
Flagstar Bancorp Inc	8,600	62
Provident New York Bancorp	7,900	107
TierOne Corp (a)	9,900	112
United Community Financial Corp/OH	13,400	83
WSFS Financial Corp	4,100	202

		2,408

Seismic Data Collection (0.09%)
Dawson Geophysical Co (b)	2,175	147
Semiconductor Component — Integrated Circuits (0.92%)
Cirrus Logic Inc (b)	14,100	95
Emulex Corp (b)	49,900	810
Micrel Inc	11,775	109
Pericom Semiconductor Corp (b)	3,500	51
Standard Microsystems Corp (b)	5,900	172
TriQuint Semiconductor Inc (b)	41,000	208

		1,445

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Semiconductor Equipment (1.10%)
Asyst Technologies Inc (b)	23,100	$81
Axcelis Technologies Inc (b)	20,000	112
Brooks Automation Inc (a)(b)	19,400	189
Cabot Microelectronics Corp (a)(b)	5,625	181
Cohu Inc	6,200	101
Credence Systems Corp (b)	12,400	21
Entegris Inc (a)(b)	46,639	335
Kulicke & Soffa Industries Inc (a)(b)	10,100	48
Mattson Technology Inc (b)	5,000	31
MKS Instruments Inc (b)	20,900	447
Photronics Inc (b)	8,400	80
Rudolph Technologies Inc (b)	10,775	105

		1,731

Steel — Producers (0.51%)
Carpenter Technology Corp	3,700	207
Olympic Steel Inc	3,900	176
Schnitzer Steel Industries Inc	5,850	415

		798

Steel — Specialty (0.05%)
Universal Stainless & Alloy (b)	2,850	85
Steel Pipe & Tube (0.17%)
Valmont Industries Inc	3,100	272
Telecommunication Equipment (0.22%)
Arris Group Inc (b)	29,185	170
Plantronics Inc	7,800	151
Utstarcom Inc (a)(b)	9,200	26

		347

Telecommunication Equipment — Fiber Optics (0.10%)
Finisar Corp (a)(b)	13,800	18
MRV Communications Inc (b)	7,900	11
Oplink Communications Inc (a)(b)	8,375	74
Sycamore Networks Inc (b)	15,300	56

		159

Telecommunication Services (0.96%)
Consolidated Communications Holdings Inc	9,549	144
Iowa Telecommunications Services Inc	10,500	186
MasTec Inc (a)(b)	12,000	98
Premiere Global Services Inc (b)	65,600	941
RCN Corp	10,175	114
USA Mobility Inc (b)	2,600	19

		1,502

Telephone — Integrated (0.67%)
Atlantic Tele-Network Inc	2,900	98
Cincinnati Bell Inc (b)	225,025	959

		1,057

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Television (0.29%)
Lin TV Corp (b)	7,500	$72
Sinclair Broadcast Group Inc	43,200	385

		457

Textile — Apparel (0.24%)
Perry Ellis International Inc (b)	17,050	372
Therapeutics (0.21%)
Cypress Bioscience Inc (a)(b)	3,700	26
Onyx Pharmaceuticals Inc (a)(b)	3,400	99
United Therapeutics Corp (a)(b)	2,400	208

		333

Tobacco (0.81%)
Alliance One International Inc (b)	131,500	794
Universal Corp/Richmond VA	7,300	479

		1,273

Toys (0.94%)
Jakks Pacific Inc (b)	44,800	1,235
Marvel Entertainment Inc (a)(b)	8,775	235

		1,470

Transport — Air Freight (0.29%)
Atlas Air Worldwide Holdings Inc (a)(b)	8,300	457
Transport — Marine (1.82%)
Eagle Bulk Shipping Inc	9,400	242
Genco Shipping & Trading Ltd (a)	10,600	598
Gulfmark Offshore Inc (b)	28,400	1,554
Knightsbridge Tankers Ltd (a)	7,900	211
TBS International Ltd (a)(b)	8,200	248

		2,853

Transport — Services (0.20%)
Bristow Group Inc (b)	5,850	314
Transport — Truck (0.20%)
Arkansas Best Corp (a)	5,700	181
Saia Inc (a)(b)	8,000	127

		308

Water (0.08%)
American States Water Co	3,500	126
Web Portals (0.13%)
United Online Inc	18,550	196
Wire & Cable Products (0.30%)
Belden Inc	6,850	242
Encore Wire Corp (a)	12,800	233

		475

Wireless Equipment (0.14%)
EMS Technologies Inc (b)	5,875	160

Schedule of Investments
SmallCap Value Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Wireless Equipment (continued)
Powerwave Technologies Inc (a)(b)	14,000	$36
RF Micro Devices Inc (a)(b)	11,800	31

		227

TOTAL COMMON STOCKS		$152,734

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.22%)
U.S. Treasury (0.22%)
4.63%, 11/30/2008 (d)	$340	347

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$347

REPURCHASE AGREEMENTS (11.08%)
Finance — Investment Banker & Broker (11.08%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $17,555,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (e)	$17,372	$17,371

TOTAL REPURCHASE AGREEMENTS		$17,371

Total Investments		$170,452
Liabilities in Excess of Other Assets, Net — (8.73)%		(13,682)

TOTAL NET ASSETS — 100.00%		$156,770

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $347 or 0.22% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$18,971
Unrealized Depreciation	(30,264)

Net Unrealized Appreciation (Depreciation)	(11,293)
Cost for federal income tax purposes	181,745
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
Russell 2000; June 2008	8	$2,668	$2,760	$92
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	40.27%
Industrial	15.64%
Consumer, Non-cyclical	13.54%
Consumer, Cyclical	8.74%
Basic Materials	7.07%
Technology	6.62%
Communications	6.38%
Utilities	5.72%
Energy	4.46%
Government	0.22%
Diversified	0.07%
Liabilities in Excess of Other Assets, Net	(8.73%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.76%

Schedule of Investments
West Coast Equity Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.14%)
Advanced Materials & Products (0.06%)
Ceradyne Inc (a)(b)	2,000	$64
Aerospace & Defense (2.99%)
Boeing Co	27,211	2,024
Northrop Grumman Corp	12,500	972
Teledyne Technologies Inc (b)	7,300	343

		3,339

Agricultural Chemicals (0.25%)
Potash Corp of Saskatchewan	1,800	279
Agricultural Operations (0.42%)
Archer-Daniels-Midland Co	11,500	473
Airlines (0.78%)
Alaska Air Group Inc (b)	19,160	376
Cathay Pacific Airways Ltd ADR (b)	50,300	495

		871

Applications Software (3.98%)
Actuate Corp (a)(b)	56,000	229
Microsoft Corp	135,930	3,858
Quest Software Inc (b)	27,700	362

		4,449

Athletic Footwear (1.63%)
Nike Inc	26,853	1,826
Auto — Car & Light Trucks (0.83%)
Toyota Motor Corp ADR	9,200	928
Auto — Medium & Heavy Duty Trucks (1.45%)
Paccar Inc	35,900	1,616
Beverages — Non-Alcoholic (0.83%)
PepsiCo Inc	12,900	931
Building — Mobile Home & Manufactured Housing (0.49%)
Monaco Coach Corp	58,204	552
Building — Residential & Commercial (0.09%)
KB Home (a)	4,100	101
Building & Construction Products — Miscellaneous (0.62%)
Simpson Manufacturing Co Inc	25,600	696
Cellular Telecommunications (0.22%)
China Mobile Ltd ADR	2,000	150
NII Holdings Inc (b)	3,050	97

		247

Chemicals — Specialty (0.07%)
Symyx Technologies (a)(b)	10,500	79

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (2.21%)
Banner Corp	6,300	$145
Cascade Bancorp (a)	2,600	25
City National Corp/CA	18,500	915
East West Bancorp Inc	35,800	635
Pacific Capital Bancorp NA (a)	7,100	153
UCBH Holdings Inc	11,900	92
UnionBanCal Corp	9,700	476
Zions Bancorporation	500	23

		2,464

Computer Aided Design (0.18%)
Autodesk Inc (b)	6,300	198
Computers (2.30%)
Apple Inc (b)	4,800	689
Hewlett-Packard Co	41,300	1,886

		2,575

Computers — Integrated Systems (0.13%)
Echelon Corp (a)(b)	10,982	148
Computers — Memory Devices (0.12%)
NetApp Inc (b)	6,700	134
Consumer Products — Miscellaneous (1.17%)
Central Garden and Pet Co — A Shares (b)	1,800	8
Central Garden and Pet Co (b)	6,100	28
Clorox Co	22,370	1,267

		1,303

Cosmetics & Toiletries (2.07%)
Bare Escentuals Inc (a)(b)	6,575	154
Colgate-Palmolive Co	6,408	499
Estee Lauder Cos Inc/The	8,500	390
Procter & Gamble Co	18,100	1,268

		2,311

Diagnostic Kits (0.25%)
OraSure Technologies Inc (a)(b)	38,116	279
Dialysis Centers (0.52%)
DaVita Inc (b)	12,200	583
Disposable Medical Products (0.29%)
CR Bard Inc	3,400	328
Distribution & Wholesale (0.04%)
Building Materials Holding Corp (a)	9,770	43
Diversified Manufacturing Operations (0.94%)
General Electric Co	28,400	1,051
E-Commerce — Products (0.41%)
Amazon.com Inc (b)	2,900	207

Schedule of Investments
West Coast Equity Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
E-Commerce — Products (continued)
Blue Nile Inc (a)(b)	4,700	$254

		461

E-Commerce — Services (0.18%)
eBay Inc (b)	6,700	200
Electric — Integrated (0.83%)
Edison International	10,300	505
PG&E Corp	11,500	423

		928

Electronic Components — Semiconductors (1.89%)
Intel Corp	63,430	1,343
Lattice Semiconductor Corp (b)	13,080	37
LSI Corp (a)(b)	25,800	128
Nvidia Corp (b)	9,500	188
Pixelworks Inc (b)	55,200	43
QLogic Corp (b)	21,200	325
SiRF Technology Holdings Inc (a)(b)	3,657	19
Supertex Inc (a)(b)	1,600	33

		2,116

Electronic Forms (1.52%)
Adobe Systems Inc (b)	47,840	1,703
Electronic Measurement Instruments (0.96%)
Flir Systems Inc (b)	2,900	87
Itron Inc (a)(b)	6,700	605
Trimble Navigation Ltd (b)	13,200	377

		1,069

Engineering — Research & Development Services (1.78%)
Jacobs Engineering Group Inc (b)	27,094	1,994
Enterprise Software & Services (1.32%)
Informatica Corp (a)(b)	17,400	297
Omnicell Inc (b)	2,038	41
Oracle Corp (b)	42,700	835
Sybase Inc (a)(b)	11,500	302

		1,475

Entertainment Software (0.53%)
Electronic Arts Inc (b)	11,800	589
Fiduciary Banks (0.84%)
Northern Trust Corp	14,100	937
Finance — Auto Loans (0.01%)
United PanAm Financial Corp (b)	3,500	13
Finance — Investment Banker & Broker (2.46%)
Charles Schwab Corp/The	111,000	2,090
Goldman Sachs Group Inc/The	3,800	629

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Piper Jaffray Cos (b)	1,010	$34

		2,753

Finance — Mortgage Loan/Banker (0.05%)
Fannie Mae	2,100	55
Food — Retail (1.24%)
Dairy Farm International Holdings Ltd ADR	16,995	371
Kroger Co/The	17,590	447
Safeway Inc	19,400	569

		1,387

Forestry (2.09%)
Plum Creek Timber Co Inc	14,100	574
Weyerhaeuser Co	27,035	1,758

		2,332

Gas — Distribution (1.01%)
Sempra Energy	21,200	1,130
Health Care Cost Containment (1.12%)
McKesson Corp	23,900	1,252
Hotels & Motels (0.58%)
Red Lion Hotels Corp (b)	76,060	651
Human Resources (0.68%)
AMN Healthcare Services Inc (a)(b)	19,500	301
Resources Connection Inc	10,012	179
Robert Half International Inc	10,800	278

		758

Industrial Automation & Robots (0.11%)
Intermec Inc (a)(b)	5,300	118
Instruments — Scientific (2.09%)
Applera Corp — Applied Biosystems Group	14,900	489
Dionex Corp (b)	16,624	1,280
FEI Co (a)(b)	26,060	569

		2,338

Internet Application Software (0.36%)
Art Technology Group Inc (b)	102,264	397
Internet Security (0.16%)
VeriSign Inc (a)(b)	5,500	183
Investment Management & Advisory Services (1.87%)
Franklin Resources Inc	21,500	2,085
Lasers — Systems & Components (0.17%)
Electro Scientific Industries Inc (a)(b)	11,743	194

Schedule of Investments
West Coast Equity Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Life & Health Insurance (1.52%)
StanCorp Financial Group Inc	35,600	$1,698
Machinery — Material Handling (0.28%)
Cascade Corp	6,300	311
Medical — Biomedical/Gene (1.93%)
Affymetrix Inc (a)(b)	2,300	40
Amgen Inc (b)	17,107	715
Genentech Inc (b)	13,200	1,071
Martek Biosciences Corp (a)(b)	10,926	334

		2,160

Medical — Drugs (2.69%)
Abbott Laboratories	14,900	822
Allergan Inc/United States	38,724	2,183

		3,005

Medical — Generic Drugs (0.37%)
Watson Pharmaceuticals Inc (b)	14,100	413
Medical — HMO (0.18%)
Health Net Inc (b)	6,480	200
Medical — Nursing Homes (0.07%)
Sun Healthcare Group Inc (b)	5,900	78
Medical Instruments (0.42%)
Beckman Coulter Inc	2,200	142
Techne Corp (b)	4,800	323

		465

Medical Products (1.67%)
Johnson & Johnson	2,600	169
Mentor Corp	15,200	391
Stryker Corp	2,600	169
Varian Medical Systems Inc (b)	24,200	1,133

		1,862

Metal Processors & Fabrication (0.86%)
Precision Castparts Corp	9,400	960
Multimedia (1.35%)
Walt Disney Co/The	47,970	1,505
Networking Products (2.21%)
Cisco Systems Inc (b)	93,600	2,255
Polycom Inc (a)(b)	9,500	214

		2,469

Non-Hazardous Waste Disposal (0.42%)
Waste Connections Inc (b)	15,400	473
Office Supplies & Forms (0.11%)
Avery Dennison Corp	2,600	128
	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (0.20%)
Schlumberger Ltd	2,550	$222
Oil & Gas Drilling (0.81%)
Nabors Industries Ltd (a)(b)	26,900	908
Oil Company — Exploration & Production (5.77%)
Apache Corp	11,500	1,389
Berry Petroleum Co	37,100	1,725
Occidental Petroleum Corp	45,500	3,329

		6,443

Oil Company — Integrated (3.65%)
Chevron Corp	37,588	3,209
Exxon Mobil Corp	10,300	871

		4,080

Property & Casualty Insurance (0.26%)
Mercury General Corp	6,600	292
Publicly Traded Investment Fund (0.12%)
iShares Russell 3000 Index Fund (a)	1,800	137
Publishing — Newspapers (0.07%)
McClatchy Co (a)	6,900	74
Real Estate Management & Services (0.04%)
CB Richard Ellis Group Inc (b)	2,000	43
Regional Banks (3.55%)
Bank of America Corp	3,700	140
US Bancorp	11,400	369
Wells Fargo & Co	118,846	3,459

		3,968

REITS — Apartments (0.45%)
Essex Property Trust Inc	4,400	502
REITS — Healthcare (1.04%)
HCP Inc	26,200	886
Nationwide Health Properties Inc (a)	8,259	279

		1,165

REITS — Warehouse & Industrial (0.73%)
AMB Property Corp	15,004	817
Respiratory Products (0.42%)
Resmed Inc (a)(b)	11,100	468
Retail — Apparel & Shoe (1.28%)
Columbia Sportswear Co (a)	6,324	278
Nordstrom Inc	29,800	972
Ross Stores Inc	6,200	186

		1,436

Schedule of Investments
West Coast Equity Account
March 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Automobile (0.63%)
Copart Inc (b)	18,300	$709
Retail — Discount (2.26%)
Costco Wholesale Corp	38,920	2,529
Retail — Drug Store (0.39%)
CVS Caremark Corp	10,823	438
Retail — Restaurants (1.07%)
Jack in the Box Inc (b)	4,500	121
McCormick & Schmick’s Seafood Restaurant (b)	3,038	35
Starbucks Corp (b)	59,640	1,044

		1,200

Savings & Loans — Thrifts (1.44%)
Washington Federal Inc	69,397	1,585
Washington Mutual Inc (a)	2,000	21

		1,606

Semiconductor Component — Integrated Circuits (0.63%)
Cypress Semiconductor Corp (b)	11,200	264
Exar Corp (a)(b)	5,900	49
Linear Technology Corp	12,600	387

		700

Semiconductor Equipment (0.70%)
Applied Materials Inc	17,325	338
Kla-Tencor Corp	8,400	312
Novellus Systems Inc (b)	6,200	130

		780

Steel — Producers (2.08%)
Reliance Steel & Aluminum Co	7,800	467
Schnitzer Steel Industries Inc	26,123	1,855

		2,322

Steel Pipe & Tube (0.10%)
Northwest Pipe Co (b)	2,747	117
Telephone — Integrated (0.05%)
Sprint Nextel Corp	7,900	53
Therapeutics (1.22%)
Amylin Pharmaceuticals Inc (a)(b)	6,400	187
CV Therapeutics Inc (a)(b)	21,800	155
Dendreon Corp (a)(b)	16,700	81
Gilead Sciences Inc (b)	18,199	938

		1,361

Toys (0.22%)
Mattel Inc	12,200	243

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transactional Software (0.05%)
VeriFone Holdings Inc (a)(b)	3,300	$52
Transport — Equipment & Leasing (0.44%)
Greenbrier Cos Inc	18,600	493
Transport — Services (1.59%)
Expeditors International Washington Inc	39,300	1,776
Travel Services (0.30%)
Ambassadors Group Inc	17,688	334
Ultra Sound Imaging Systems (0.71%)
SonoSite Inc (a)(b)	27,893	793
Veterinary Diagnostics (0.58%)
VCA Antech Inc (b)	23,500	643
Water (0.28%)
California Water Service Group (a)	8,100	309
Web Portals (1.48%)
Google Inc (b)	2,600	1,145
Yahoo! Inc (b)	17,400	504

		1,649

Wireless Equipment (0.22%)
Qualcomm Inc	6,000	246
Wound, Burn & Skin Care (0.04%)
Obagi Medical Products Inc (b)	4,599	40

TOTAL COMMON STOCKS		$109,661

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (7.19%)
Finance — Investment Banker & Broker (5.34%)
Lehman Brothers Repurchase Agreement; 2.30% dated 03/31/08 maturing 04/01/08 (collateralized by U.S. Government Agency Issues; $6,025,000; 0.00% — 7.61%; dated 04/07/08 — 09/26/36) (c)	$5,962	$5,962
Money Center Banks (1.85%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.15% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $1,065,000; 0.00% — 2.53%; dated 06/13/08 — 12/11/08)	1,034	1,033

Schedule of Investments
West Coast Equity Account
March 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.25% dated 03/31/2008 maturing 04/01/2008 (collateralized by U.S. Government Agency Issues; $1,065,000; 0.00% — 6.00%; dated 01/05/09 — 01/15/28)	$1,034	$1,034

		2,067

TOTAL REPURCHASE AGREEMENTS		$8,029

Total Investments		$117,690
Liabilities in Excess of Other Assets, Net — (5.33)%		(5,958)

TOTAL NET ASSETS - 100.00%		$111,732

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$37,096
Unrealized Depreciation	(4,989)

Net Unrealized Appreciation (Depreciation)	32,107
Cost for federal income tax purposes	85,583
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	23.65%
Consumer, Non-cyclical	18.99%
Industrial	13.42%
Technology	13.35%
Consumer, Cyclical	12.06%
Energy	10.43%
Communications	6.70%
Basic Materials	4.49%
Utilities	2.12%
Funds	0.12%
Liabilities in Excess of Other Assets, Net	(5.33%)

TOTAL NET ASSETS	100.00%

The Account’s schedules of investments as of March 31, 2008, have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus, annual report, and additional notes.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective January 1, 2008, the Accounts adopted the provisions of FAS 157.
In accordance with FAS 157, fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives. As required by FAS 157, the Accounts do not adjust the quoted price for these securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

•	Level 3 — significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2008 in valuing the Accounts’ securities carried at value:

Asset Allocation Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$86,772	$36,966	$49,806	$0

Other Financial Instruments*	$611	$175	$436	$0

Balanced Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$110,451	$47,828	$62,623	$0

Other Financial Instruments*	$0	$0	$0	$0

Bond Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$649,704	$1	$646,318	$3,385

Other Financial Instruments*	($112)	($129)	$17	$0

Capital Value Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$237,388	$232,376	$5,012	$0

Other Financial Instruments*	$0	$0	$0	$0

Diversified International Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$529,006	$0	$529,006	$0

Other Financial Instruments*	$0	$0	$0	$0

Equity Growth Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$257,891	$244,885	$13,006	$0

Other Financial Instruments*	$0	$0	$0	$0

Equity Income Account I

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$491,694	$400,052	$91,642	$0

Other Financial Instruments*	$0	$0	$0	$0

Equity Value Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$4,900	$4,641	$259	$0

Other Financial Instruments*	$2	$2	$0	$0

Government & High Quality Bond Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$458,978	$0	$457,890	$1,088

Other Financial Instruments*	($225)	($593)	$368	$0

Growth Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$311,271	$272,733	$38,538	$0

Other Financial Instruments*	$0	$0	$0	$0

Income Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$165,426	$0	$165,426	$0

Other Financial Instruments*	$0	$0	$0	$0

International Emerging Markets Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$191,415	$601	$190,814	$0

Other Financial Instruments*	$0	$0	$0	$0

International SmallCap Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$185,662	$669	$184,993	$0

Other Financial Instruments*	$0	$0	$0	$0

LargeCap Blend Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$244,872	$229,111	$15,761	$0

Other Financial Instruments*	($4)	($4)	$0	$0

LargeCap Stock Index Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$170,742	$164,123	$6,619	$0

Other Financial Instruments*	($3)	($3)	$0	$0

LargeCap Value Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$194,588	$175,293	$19,295	$0

Other Financial Instruments*	$0	$0	$0	$0

MidCap Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$444,309	$357,471	$86,838	$0

Other Financial Instruments*	$0	$0	$0	$0

MidCap Growth Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$71,368	$66,279	$5,089	$0

Other Financial Instruments*	$0	$0	$0	$0

MidCap Stock Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$66,709	$54,715	$11,994	$0

Other Financial Instruments*	$0	$0	$0	$0

MidCap Value Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$132,913	$119,494	$13,419	$0

Other Financial Instruments*	$0	$0	$0	$0

Money Market Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$318,424	$0	$318,424	$0

Other Financial Instruments*	$0	$0	$0	$0

Mortgage Securities Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$196,084	$0	$196,084	$0

Other Financial Instruments*	$0	$0	$0	$0

Principal LifeTime 2010 Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$46,908	$46,908	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

Principal LifeTime 2020 Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$175,316	$175,316	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

Principal LifeTime 2030 Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$29,955	$29,955	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

Principal LifeTime 2040 Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$15,413	$15,413	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

Principal LifeTime 2050 Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$9,477	$9,477	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

Principal LifeTime Strategic Income Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$22,071	$22,071	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

Real Estate Securities Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$199,555	$190,898	$8,657	$0

Other Financial Instruments*	$0	$0	$0	$0

SAM Balanced Portfolio

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$557,514	$557,514	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

SAM Conservative Balanced Portfolio

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$71,404	$71,404	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

SAM Conservative Growth Portfolio

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$278,053	$278,053	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

SAM Flexible Income Portfolio

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$125,662	$125,662	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

SAM Strategic Growth Portfolio

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$134,162	$134,162	$0	$0

Other Financial Instruments*	$0	$0	$0	$0

Short-Term Bond Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$174,991	$0	$173,255	$1,736

Other Financial Instruments*	($147)	($114)	($33)	$0

Short-Term Income Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$68,895	$0	$68,895	$0

Other Financial Instruments*	($40)	($40)	$0	$0

SmallCap Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$88,478	$74,978	$13,500	$0

Other Financial Instruments*	$0	$0	$0	$0

SmallCap Growth Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$98,603	$82,618	$15,985	$0

Other Financial Instruments*	$0	$0	$0	$0

SmallCap Value Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$170,452	$148,502	$21,950	$0

Other Financial Instruments*	$92	$92	$0	$0

West Coast Equity Account

($ in thousands)		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Other Significant	Significant
		Identical Assets	Observable Inputs	Unobservable
Description	03/31/2008	(Level 1)	(Level 2)	Inputs (Level 3)
Investments in securities	$117,690	$106,899	$10,791	$0

Other Financial Instruments*	$0	$0	$0	$0

*	Other financial instruments are derivative instruments not reflected in the schedules of investments, such as futures, foreign currency contracts, and swap agreements, which are valued at the unrealized appreciation/depreciation on the instrument.

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows:
Asset Allocation Account

($ in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Investments in	Other Financial
	Securities	Instruments
Balance at January 01, 2008	$587	$0
Accrued discounts/premiums	0	0
Total realized gains/(losses)	0	0
Change in unrealized appreciation/depreciation	0	0
Proceeds from sales	0	0
Purchases	0	0
Transfers in and/or out of Level 3	(587)	0

Balance at March 31, 2008	$0	$0

Balanced Account

($ in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Investments in	Other Financial
	Securities	Instruments
Balance at January 01, 2008	$456,342	$0
Accrued discounts/premiums	0	0
Total realized gains/(losses)	0	0
Change in unrealized appreciation/depreciation	0	0
Proceeds from sales	0	0
Purchases	0	0
Transfers in and/or out of Level 3	(456,342)	0

Balance at March 31, 2008	$0	$0

Bond Account

($ in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Investments in	Other Financial
	Securities	Instruments
Balance at January 01, 2008	$15,568	$0
Accrued discounts/premiums	2	0
Total realized gains/(losses)	0	0
Change in unrealized appreciation/depreciation	(599)	0
Proceeds from sales	(320)	0
Purchases	0	0
Transfers in and/or out of Level 3	(11,266)	0

Balance at March 31, 2008	$3,385	$0

Diversified International Account

($ in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Investments in	Other Financial
	Securities	Instruments
Balance at January 01, 2008	$112	$0
Accrued discounts/premiums	0	0
Total realized gains/(losses)	0	0
Change in unrealized appreciation/depreciation	0	0
Proceeds from sales	0	0
Purchases	0	0
Transfers in and/or out of Level 3	(112)	0

Balance at March 31, 2008	$0	$0

Government & High Quality Bond Account

($ in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Investments in	Other Financial
	Securities	Instruments
Balance at January 01, 2008	$12,755	$0
Accrued discounts/premiums	0	0
Total realized gains/(losses)	0	0
Change in unrealized appreciation/depreciation	(46)	0
Proceeds from sales	0	0
Purchases	0	0
Transfers in and/or out of Level 3	(11,621)	0

Balance at March 31, 2008	$1,088	$0

International Emerging Markets Account

($ in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Investments in	Other Financial
	Securities	Instruments
Balance at January 01, 2008	$409	$0
Accrued discounts/premiums	0	0
Total realized gains/(losses)	0	0
Change in unrealized appreciation/depreciation	0	0
Proceeds from sales	0	0
Purchases	0	0
Transfers in and/or out of Level 3	(409)	0

Balance at March 31, 2008	$0	$0

Short-Term Bond Account

($ in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Investments in	Other Financial
	Securities	Instruments
Balance at January 01, 2008	$5,011	$0
Accrued discounts/premiums	(1)	0
Total realized gains/(losses)	0	0
Change in unrealized appreciation/depreciation	(96)	0
Proceeds from sales	(25)	0
Purchases	0	0
Transfers in and/or out of Level 3	(3,153)	0

Balance at March 31, 2008	$1,736	$0

Recent Accounting Pronouncement.
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Accounts’ derivative and hedging activities, including how such activities are accounted for and their effect on the Accounts’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Accounts’ financial statements and related disclosures.

ITEM 2 — CONTROLS AND PROCEDURES
a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).
(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3 — EXHIBITS
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Fund, Inc.
By	/s/ Ralph C. Eucher
Ralph C. Eucher, Vice Chairman and CEO

Date 05/21/2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Ralph C. Eucher
Ralph C. Eucher, Vice Chairman and CEO

Date 05/21/2008

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 05/21/2008